As filed with the Securities and exchange Commission on April 26, 2002
                                                              File No. 333-01741
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       Post-Effective Amendment No. 11 to
                             Registration Statement
                                       on
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-BB-2

                  CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
                                   ACCOUNT 02
                           (Exact Name of Registrant)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

               900 Cottage Grove Road, Hartford, Connecticut 06152

              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code

                                 (860) 534-4100

         Mark A. Parsons, Esquire                           Copy To:
Connecticut General Life Insurance Company         George N. Gingold, Esquire
          900 Cottage Grove Road                          P.O. Box 155
       Hartford, Connecticut 06152               West Hyannisport, MA 02672-0155
 (Name and Address of Agent for Service)

            Approximate date of proposed public offering: Continuous

   Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                (Title and Amount of Securities Being Registered)

     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24F-2 under the Investment Company Act of 1940. The initial registration fee of $500 was paid with the declaration.

      Form 24F-2 was filed on February 22, 2002 for Registrant's fiscal year ended December 31, 2001.

It is proposed that this filing will become effective:
_________ immediately upon filing pursuant to paragraph (b) of Rule 485
___|X|___ on May 1, 2002, pursuant to paragraph (b) of Rule 485
_________ 60 days after filing pursuant to paragraph (a) of Rule 485
_________ on _______, pursuant to paragraph (a) of Rule 485

                             Cross Reference Sheet
                            (Reconciliation and Tie)
                      Required by Instruction 4 to Form S-6

Item of Form N-8B-2        Location in Prospectus
-------------------        ----------------------

        1                  Cover Page Highlights

        2                  Cover Page

        3                  *

        4                  Distribution of Policies

        5                  The Company

        6(a)               The Variable Account

        6(b)               *

        9                  Legal Proceedings

        10(a)-(c)          Short-Term Right to Cancel the Policy; Surrenders;
                           Accumulation Value; Reports to Policy Owners

        10(d) Right to Exchange for Fixed Benefit Policy; Policy Loans; Surrenders; Allocation of Net Premium Payments

        10(e)              Lapse and Reinstatement

        10(f)              Voting Rights

        10(g)-(h)          Substitution of Securities

        10(I) Premium Payments; Transfers; Death Benefit; Policy Values; Settlement Options

        11                 The Funds

        12                 The Funds

        13                 Charges; Fees

        14                 Issuance

        15                 Premium Payments; Transfers

        16                 The Variable Account

        17                 Surrenders

        18                 The Variable Account

        19                 Reports to Policy Owners

        20                 *

Item of Form N-8B-2        Location in Prospectus
-------------------        ----------------------

        21                 Policy Loans

        22                 *

        23                 The Company

        24                 Incontestability; Suicide; Misstatement of Age

        25                 The Company

        26                 Fund Participation Agreements

        27                 The Variable Account

        28                 Directors and Officers of the Company

        29                 The Company

        30                 *

        31                 *

        32                 *

        33                 *

        34                 *

        35                 *

        37                 *

        38                 Distribution of Policies

        39                 Distribution of Policies

        40                 *

        41(a)              Distribution of Policies

        42                 *

        43                 *

        44                 The Funds; Premium Payments

        45                 *

        46                 Surrenders

        47                 The Variable Account; Surrender, Transfers

        48                 *

        49                 *

        50                 The Variable Account

        51 Cover Page; Highlights; Premium Payments; Right to Exchange for a Fixed Benefit Policy

Item of Form N-8B-2        Location in Prospectus
-------------------        ----------------------

        52                 Substitution of Securities

        53                 Tax Matters

        54                 *

        55                 *

* Not Applicable

Connecticut General Life Insurance Company
CG Corporate Insurance Variable Life Separate Account 02            [CIGNA LOGO]

  Home Office Location:           Mailing Address:
  900 Cottage Grove Road          CIGNA
  Bloomfield, Connecticut 06152   Corporate Variable Products Service Center
                                  P.O. Box 2975
                                  Routing H14A
                                  Hartford, CT 06104
                                  (860) 534-4100


--------------------------------------------------------------------------------
        The Corporate Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------

     This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to, a systematic investment plan of a mutual fund.

     Policy values and, in some cases, the death benefit, varies with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money. This policy or certain of its investment options may not be available in all jurisdictions. Various rights and benefits may differ between jurisdictions to meet applicable law and/or regulations.

     Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

     Policy features include:
        o Life insurance on one life (individual) or two lives (joint and survivor - see page 24);
        o Choice among three death benefit options (see page 16);
        o Flexible premium payments (see page 18);
        o Choice of life insurance qualification method (see page 17); and
        o Choice among the following mutual funds as underlying funding options (also see pages 12-15);

The Alger American Fund
Alger American Small Capitalization Portfolio
Alger American MidCap Growth Portfolio
Alger American Growth Portfolio

CIGNA Variable Products Group
TimesSquare VP Money Market Fund
TimesSquare VP Core Plus Bond Fund
TimesSquare VP S&P 500 Index Fund

Scudder VIT Funds
EAFE[RegTM] Equity Index Fund
Small Cap Index Fund


Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio
VIP High Income Portfolio


Janus Aspen Series
Balance Portfolio
Worldwide Growth Portfolio

MFS[RegTM] Variable Insurance Trust(SM)
MFS Emerging Growth Series
MFS Total Return Series

Neuberger Berman Advisors Management Trust
Partners Portfolio

OCC Accumulation Trust
OCC Small Cap Portfolio


Franklin Templeton Variable Insurance
Products Trust
Templeton Foreign Securities Fund-Class 1
(formerly Templeton International Securities
Fund-Class 1)


     The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. Page 21 contains additional information on the Fixed Account.

     It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy.

                  Keep this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                         Prospectus Dated: May 1, 2002

                (This page has been left blank intentionally.)

                               Table of Contents


                                                           Page
                                                           ----
Technical Terms  .....................................       4
Highlights  ..........................................       5
      Initial Choices  ...............................       5
      Charges and Fees ...............................       6
      Reductions and Refunds .........................       7
      Expense Data ...................................       8
The Company ..........................................      10
The Variable Account .................................      10
      General ........................................      10
      Substitution of Securities .....................      11
      Voting Rights ..................................      11
      Fund Participation Agreements ..................      11
The Funds ............................................      12
Death Benefit ........................................      16
      Death Benefit Options ..........................      16
      Changes in Death Benefit Option ................      16
      Payment of Death Benefit .......................      17
      Life Insurance Qualification Test  .............      17
      Changes in Specified Amount ....................      17
Premium Payments; Transfers ..........................      18
      Premium Payments ...............................      18
      Allocation of Net Premium Payments   ...........      18
      Transfers ......................................      19
Charges; Fees ........................................      20
      Premium Charges ................................      20
      Policy Issue Fee ...............................      20
      Monthly Deductions  ............................      20
      Daily Deductions ...............................      21
      Administrative Fee .............................      21
      Mortality and Expense Risk Charge ..............      21
      Transaction Fee for Excess Transfers ...........      21
      Surrenders During First Two Policy
        Years -- Refund of Portion of Premium
        Charges ......................................      21
The Fixed Account ....................................      21
Policy Values ........................................      22
      Accumulation Value .............................      22
      Variable Accumulation Unit Value ...............      22
      Surrender Value ................................      23
Surrenders ...........................................      23
      Partial Surrenders .............................      23


                                                           Page
                                                           ----
      Full Surrenders ................................      23
      Deferral of Payment and Transfers ..............      23
Lapse and Reinstatement ..............................      23
      Lapse of a Policy ..............................      23
      Reinstatement of a Lapsed Policy ...............      23
Policy Loans .........................................      24
Settlement Options  ..................................      24
Additional Insurance Benefit .........................      24
Joint and Survivorship Benefit .......................      24
Other Policy Provisions  .............................      25
      Issuance .......................................      25
      Short-Term Right to Cancel the Policy ..........      25
      Policy Owner and Beneficiary ...................      25
      Changes of Policy Owner or Beneficiary .........      26
      Right to Exchange for a Fixed Benefit
        Policy .......................................      26
      Incontestability ...............................      26
      Misstatement of Age ............................      26
      Suicide ........................................      26
      Nonparticipating Policies ......................      27
Additional Information ...............................      27
      Tax Matters ....................................      27
      Taxation of the Policies .......................      27
      Taxation of the Company ........................      29
      Partial Surrenders .............................      29
      Policy Loans ...................................      29
      Directors and Officers of the Company ..........      30
      Distribution of Policies .......................      31
      Changes of Investment Policy ...................      31
      Other Contracts Issued by the Company ..........      32
      State Regulation ...............................      32
      Reports to Policy Owners .......................      32
      Advertising ....................................      32
      Legal Proceedings ..............................      33
      Experts ........................................      34
      Registration Statement .........................      34
      Financial Statements ...........................      34
Appendix 1 ...........................................      94
      Illustration of Accumulation Values,
        Surrender Values, and Death Benefits .........      94

TECHNICAL TERMS

accumulation unit: A unit of measure used to calculate the value of a sub-account.

accumulation value: The sum of your interest in the Fixed Account value (see page 21), your interest in the Variable Account value (see page 10), and the loan account value.

corridor death benefit: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

grace period: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

monthly anniversary day: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

net accumulation value: The accumulation value less the loan account value.

specified amount: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the target premium.

target premium: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first ten policy years is higher on premium paid up to target premium and lower on premium paid above target premium.

valuation day: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

valuation period: The period of time beginning on the day following the valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

HIGHLIGHTS

                  This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.

INITIAL CHOICES   When purchasing a Policy, you have four important choices to
TO BE MADE        make:
                  1) Selecting one of the three death benefit options;
                  2) Selecting the amount of premium payments to make;
                  3) Selecting how net premium payments will be allocated among the available funding options; and
                  4) Selecting the life insurance qualification method to be used. (See page 17.)

Level or Varying  The death benefit is the amount we pay to the beneficiary(ies)
Death Benefit     when the Insured dies.
                  Before we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                  When you purchase your Policy, you must choose one of three death benefit options:

                  1) Option A -- a varying death benefit equal to the greater of:
                     a) the specified amount plus the accumulation value; or
                     b) the corridor death benefit.

                  2) Option B -- a level death benefit equal to the greater of:
                     a) the specified amount; or b) the corridor death benefit.


                  3) Option C -- a "return of premium" death benefit equal to the greater of:
                     a) the specified amount plus the sum of the premiums paid;
                        or
                     b) the corridor death benefit.

Amount of         When you apply for your Policy, you must decide how much
Premium Payment   premium to pay. You may change premium payments within the limits described on page 18. However, your Policy might lapse if you don't pay enough premium to maintain a positive net accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. (See page 23.)

Selection of      You must choose the fund(s) in which you want to place your
Funding           net premium payment(s). For each fund, we maintain a separate
Vehicle(s)        sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see page 10). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance. (See pages 21 and 22.) You may also choose to place part or all of your net premium payment(s) into the Fixed Account.

                  Your initial premium payment will be deposited in the CIGNA Variable Products Group's Money Market Fund during the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy". (See page 25.)

CHARGES AND FEES


--------------------------------------------------------------------------------
 Deductions from Premium         6.5% for sales expenses, premium tax
 Payments                        and other tax liabilities
                                 In addition,

                                 o 40% from each premium payment, up to
                                   the target premium, in the
                                   first policy year

                                 For increases in specified amount,
                                 other than through a change in the
                                 death benefit option, we deduct an
                                 additional 25% of the premium
                                 payment(s) attributable to the
                                 increase in specified amount up to the
                                 increase in target premium, during the
                                 first 12 months after the increase.
--------------------------------------------------------------------------------
 Administrative Expense          $250 at issue
 Charges
                                 $8 monthly

                                 Policy values in policy years 1-10. The
                                 current annual rate is .10% of the Policy
                                 values.
--------------------------------------------------------------------------------
 Mortality and                   We deduct daily charges from the Policy values.
 Expense Risk Charges            The current annual rate is:

                                 o .85% of the Policy values during
                                   policy years 1-10
                                 o .45% of the Policy values during
                                   policy years 11-15
                                 o .15% of the Policy values thereafter
--------------------------------------------------------------------------------
 Insurance Charges               Monthly charges, varying for each Insured, for:

                                 o Cost of Insurance
                                 o Cost of any additional insurance benefit
                                 o Cost of any riders
--------------------------------------------------------------------------------
 Mutual Fund Management          Each fund has its own management fee that is
 Fees, Charges, and Expenses     deducted daily. Each fund also incurs other
                                 operational expenses. The table on pages 8-9
                                 shows current expense levels for each fund as
                                 of December 31, 2001. Each fund's investment
                                 results will be affected by its expense level
                                 and by any fee waivers or reductions in effect
                                 for limited periods of time.
--------------------------------------------------------------------------------
 Loan Interest Charge            Interest on loans accrues at an annual
                                 rate of 5%. It is payable and
                                 deducted once a year, in arrears, on
                                 each policy anniversary. The current
                                 net interest spread (the amount by
                                 which interest charged on loans
                                 exceeds interest credited to the loan
                                 account) is:

                                 o .95% per year in the first policy years 1-10,
                                 o .45% per year in policy years 11-15, and
                                 o .15% per year thereafter
--------------------------------------------------------------------------------
 Additional Charges and Fees     $25 for a partial surrender

                                 $25 for fund transfers in excess of the free
                                 transfer limit described in the "Transfers"
                                 section of this Prospectus (page 19).
--------------------------------------------------------------------------------


These charges and fees are explained more fully in the "Charges; Fees" section beginning on page 20 and in the "Expense Data" section on pages 8-9.

REDUCTIONS AND REFUNDS

------------------------------------------------------------------------------------------------------
 Reduction of            Corporations or other groups or sponsoring organizations may buy
 Charges                 Policies on a case basis. We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting, administrative or other costs. Eligibility for and the amount of reduction will be determined by a number of factors, including:

                         o Number of lives to be insured;
                         o Total premium(s) expected to be paid;
                         o Total assets you have under our management;
                         o The nature of the relationship among the insured individuals;
                         o The purpose for which the Policies are being purchased;
                         o Expected persistency of the Policies as a whole; and
                         o Any other circumstances we believe relevant to the expected reduction of our expenses.

                         Some reductions may be guaranteed. Other reductions
                         may be subject to withdrawal or modification by us on
                         a uniform case basis. Reductions in charges will not
                         be unfairly discriminatory to any policy owners.
------------------------------------------------------------------------------------------------------


 Refund of Portion of    Surrenders during the first two policy years will qualify for a refund of a
 Premium Charges         portion of the premium charges.
                         -----------------------------------------------------------------------------
                               Surrender                         Credit
                                During
                         -----------------------------------------------------------------------------
                         First Policy Year:      100% of all premium charges previously
                                                 deducted in excess of 3.5% of all
                                                 premiums paid.
                         -----------------------------------------------------------------------------
                         Second Policy Year:     50% of all premium charges previously
                                                 deducted in excess of 3.5% of all
                                                 premiums paid.
------------------------------------------------------------------------------------------------------

EXPENSE DATA

The purpose of the following table is to help purchasers and prospective purchasers understand the costs and expenses that they will bear; directly and indirectly, assuming that all net premium payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual funds underlying the variable sub-accounts. The Mortality and Expense Risk charge shown is the currently charged rate during the first fifteen policy years. It currently declines to .15% per year in the sixteenth policy year. The Mortality and Expense Risk charge is guaranteed not to exceed ..90% per year. The Administrative Expense charge shown is the currently charged rate during the first fifteen policy years. It is guaranteed not to exceed .30% per year. (Continued on page 9.)

                                   FEE TABLE

                                      Alger American Funds                   CIGNA Variable Products
                               ----------------------------------- -------------------------------------------
                                  Small       MidCap                   Money         S&P 500         Core
                                   Cap        Growth      Growth       Market         Index          Plus
                                Portfolio   Portfolio   Portfolio       Fund          Fund         Bond Fund
                               ----------- ----------- ----------- ------------- -------------- --------------
Separate Account Annual
 Expenses
Mortality and Expense Risk
 Charge ......................      0.85        0.85        0.85         0.85           0.85           0.85
Administrative Expense
 Charge ......................      0.10        0.10        0.10         0.10           0.10           0.10
                                    ----        ----        ----         ----          -----          -----
Total Separate Account
 Annual Expenses .............      0.95        0.95        0.95         0.95           0.95           0.95
                                    ====        ====        ====         ====          =====          =====
Fund Portfolio Annual
 Operating Expenses
Management Fees ..............      0.85        0.80        0.75         0.35           0.25           0.50
Other Expenses ...............      0.07        0.08        0.06         0.13           0.10           0.10
                                    ----        ----        ----         ----          -----          -----
Total Gross Expenses .........      0.92        0.88        0.81         0.48           0.35           0.60
Waivers and Reimbursements          (--)        (--)        (--)         (--)          (0.10)         (0.10)
                                    ----        ----        ----         ----          -----          -----
Total Net Fund Portfolio
 Annual Operating
 Expenses ....................      0.92        0.88        0.81         0.48(1)        0.25(1)        0.50(1)
                                    ====        ====        ====         ====           ====           ====

                                          Scudder
                                                                        Fidelity Variable
                                         VIT Funds                   Insurance Products Fund
                               ----------------------------- ---------------------------------------
                                    EAFE           Small
                                   Equity           Cap         Equity-         High      Investment
                                    Index          Index         Income        Income     Grade Bond
                                    Fund           Fund        Portfolio     Portfolio    Portfolio
                               -------------- -------------- ------------- ------------- -----------
Separate Account Annual
 Expenses
Mortality and Expense Risk
 Charge ......................        0.85           0.85          0.85          0.85         0.85
Administrative Expense
 Charge ......................        0.10           0.10          0.10          0.10         0.10
                                     -----          -----          ----          ----         ----
Total Separate Account
 Annual Expenses .............        0.95           0.95          0.95          0.95         0.95
                                     =====          =====          ====          ====         ====
Fund Portfolio Annual
 Operating Expenses
Management Fees ..............        0.45           0.35          0.48          0.58         0.43
Other Expenses ...............        0.36           0.28          0.10          0.13         0.11
                                     -----          -----          ----          ----         ----
Total Gross Expenses .........        0.81           0.63          0.58          0.71         0.54
Waivers and Reimbursements           (0.16)         (0.18)          (--)          (--)         (--)
                                     -----          -----          ----          ----         ----
Total Net Fund Portfolio
 Annual Operating
 Expenses ....................        0.65(2)        0.45(2)       0.58(3)       0.71(3)      0.54
                                      ====           ====          ====          ====         ====

--------------------

(1) TimesSquare has contractually agreed, until April 30, 2003, to waive management fees and reimburse the funds if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets for the Money Market and the Core Plus Bond Fund, and 0.25% for the S&P 500 Index Fund. TimesSquare may agree to continue to waive management fees and reimburse expenses after April 30, 2003. Reimbursement arrangements can decrease a fund's expenses and boost its performance.

(2) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund's prospectus for details.

The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $175 policy issue charge. It also does not reflect premium charges, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in the prospectus under the heading "Charges and Fees", and in each fund's prospectus. All expenses are expressed as a percentage of the average value of the fund's assets.

                             FEE TABLE (Continued)

                                                           Neuberger
                                                            Berman
                                                           Advisers
                                     MFS Variable         Management
     Janus Aspen Series            Insurance Trust           Trust
---------------------------- --------------------------- ------------
   Worldwide                    Emerging       Total
    Growth        Balanced       Growth        Return      Partners
   Portfolio     Portfolio     Portfolio       Series      Portfolio
-------------- ------------- ------------- ------------- ------------
       0.85          0.85          0.85          0.85         0.85
       0.10          0.10          0.10          0.10         0.10
       ----          ----          ----          ----         ----
       0.95          0.95          0.95          0.95         0.95
       ====          ====          ====          ====         ====
       0.65(4)       0.65(4)       0.75          0.75         0.82
       0.04          0.01          0.12          0.14         0.05
       ----          ----          ----          ----         ----
       0.69          0.66          0.87          0.89         0.87
       (--)          (--)          (--)          (--)         (--)
       ----          ----          ----          ----         ----
       0.69          0.66          0.87(5)       0.89(5)      0.87
       ====          ====          ====          ====         ====

                                                            Franklin Templeton
  Janus Aspen                                               Variable Insurance
Series                   OCC Accumulation Trust               Products Trust
-------------- ------------------------------------------- -------------------
   Worldwide                                                Templeton Foreign
    Growth         Equity         Managed      Small Cap     Securities Fund
   Portfolio    Portfolio(6)   Portfolio(6)    Portfolio         Class 1
-------------- -------------- -------------- ------------- -------------------
       0.85          0.85           0.85           0.85             0.85
       0.10          0.10           0.10           0.10             0.10
       ----          ----           ----           ----             ----
       0.95          0.95           0.95           0.95             0.95
       ====          ====           ====           ====             ====
       0.65(4)       0.80           0.78           0.80             0.69
       0.04          0.13(7)        0.10(7)        0.10(7)          0.22
       ----          ----           ----           ----             ----
       0.69          0.93           0.88           0.90             0.91
       (--)          (--)           (--)           (--)             (.01)
       ----          ----           ----           ----             ---
       0.69          0.93(8)        0.88(8)        0.90(8)          0.90(9)
       ====          ====           ====           ====             ====

--------------------

(4) Expenses are based upon expenses for the fiscal year ended December 31, 2001.

(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series' with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Portfolio Annual Operating Expenses would be 0.86% for the Emerging Growth Series and 0.88% for the Total Return Series.

(6) The OCC Trust Equity and Managed Portfolios were no longer available to accept new allocations of premium or receive transfers of existing funds from other sub-accounts on or after May 1, 2000.

(7) Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses.

(8) Total Gross Portfolio Expenses for the Equity, Managed, and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets.

(9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission

THE COMPANY

                  The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

                  The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-534-4100.

THE VARIABLE
ACCOUNT
                  CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

                  Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

                  The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

                  We hold shares of the Variable Account through an open account system, which makes the issuance and delivery of stock certificates unnecessary.

                  The Variable Account is registered with The Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

                  We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                  General

                  We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts, but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

                  Substitution of Securities

                  If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

                  Voting Rights

                  We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

                  The number of shares that you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

                  Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

                  Fund Participation Agreements

                  We have entered into agreements with various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

 THE FUNDS

 Each of the seventeen sub-accounts of the Variable Account currently offered under the Policies is invested solely in the shares of one of the seventeen funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each of the funds is a series of (Continued on Page 13.)

----------------------------------------------------------------------------------------------------------
  Trusts, Investment Advisers, and
            Distributors                              Funds Available under the Policies
----------------------------------------------------------------------------------------------------------
 Alger American Fund ("Alger Trust")           Alger American Small Capitalization Portfolio

 Managed by:
  Fred Alger Management, Inc.                  Alger American MidCap Growth Portfolio
  111 Fifth Avenue, 2nd Floor
  New York, NY 10003

 Distributed by:
  Fred Alger & Company, Incorporated           Alger American Growth Portfolio
  30 Montgomery Street
  Jersey City, NJ 07302
----------------------------------------------------------------------------------------------------------
 CIGNA Variable Products Group ("CIGNA         TimesSquare VP Money Market Fund
 Group")                                       (formerly known as CIGNA VP Money Market Fund)

Managed by:
  TimesSquare Capital Management, Inc.         TimesSquare VP Core Plus Bond Fund
  280 Trumbull Street                          (formerly known as CIGNA VP Investment Grade Bond Fund)
  Hartford, CT 06103

 Distributed by:
  CIGNA Financial Services, Inc.               TimesSquare VP S&P 500 Index[RegTM] Fund
  280 Trumbull Street                          (formerly known as CIGNA VP S&P 500 Index[RegTM] Fund)
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------
 Scudder VIT Funds ("Scudder VIT")             Scudder VIT EAFE[RegTM] Equity Index Fund
 (formerly known as Deutsche Asset
 Management VIT Funds)

 Managed by:
  Deutsche Asset Management, Inc.
  280 Park Avenue                              Scudder VIT Small Cap Index Fund
  New York, NY 10017

 Distributed by:
  Provident Distributors, Inc.
  4400 Four Falls Corporate Center
  West Conshohocken, PA 19428
----------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund     Fidelity VIP Equity-Income Portfolio
 ("Fidelity VIP")

 Managed by:
 Fidelity Management & Research Company        Fidelity VIP High Income Portfolio
  82 Devonshire Street
  Boston, MA 02109

 Distributed by:
  Fidelity Distributors Corporation
  82 Devonshire Street
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------

 one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as a series of an open-end management investment company under the 1940 Act. These entities are collectively referred to in this prospectus as the "Trusts".

--------------------------------------------------------------------------------
              Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(Small Cap Stocks) Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2001 Growth Index or the S&P SmallCap 600 Index.

(Mid Cap Stocks) Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

(Large Cap Stocks) Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------------------------------------------------
(Money Market) Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

(Investment Grade Bonds) Seeks as high a level of current income as is consistent with reasonable concern for safety of principal by investing primarily in a broad range of investment grade fixed income securities.

(Large Cap Stocks) Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.
--------------------------------------------------------------------------------
(International Stocks) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of MSCI Europe, Australasia, Far East ("EAFE[RegTM]") Index.

(Small Cap Stocks) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2001 Small Stock Index.

--------------------------------------------------------------------------------
(Large Cap Stocks) Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

(High Yield Bonds) Seeks high current income by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower quality securities.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Trusts, Investment Advisers, and Distributors                   Funds Available under the Policies
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series ("Janus Aspen Series")             Janus Aspen Series Balanced Portfolio
 Managed by:
  Janus Capital Management, LLC                        Janus Aspen Series Worldwide Growth Portfolio
  100 Fillmore Street
  Denver, CO 80206-4923
 Distributed by:
  Janus Distributors Inc.
  100 Fillmore Street
  Denver, CO 80206-4923
-----------------------------------------------------------------------------------------------------------------------------------

 MFS[RegTM] Variable Insurance Trust ("MFS Trust")     MFS Emerging Grown Series
 Managed by:
  Massachusetts Financial Services Company             MFS Total Return Series
  500 Boylston Street
  Boston, MA 02116
 Distributed by:
  MFS Fund Distributors, Inc.
  500 Boylston Street
  Boston, MA 02116
-----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman Advisers Management                  Neuberger Berman AMT Partners Portfolio
 Trust ("AMT")
 Managed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
 Distributed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
-----------------------------------------------------------------------------------------------------------------------------------
 OCC Accumulation Trust ("OCC Trust")                  OCC Small Cap Portfolio
 Managed by:
  OpCap Advisors
  1345 Avenue of the Americas
  New York, NY 10105
 Distributed by:
  OCC Distributors
  1345 Avenue of the Americas
  New York, NY 10105
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance                 Templeton Foreign Securities Fund-Class 1
 Products Trust ("Templeton Trust")                    (formerly Templeton International Securities Fund-Class 1)
 Managed by:
  Templeton Investment Counsel, LLC
  Broward Financial Centre, Suite 2100
  Fort Lauderdale, FL 33394-3091
 Distributed by:
  Franklin Templeton Distributors, Inc.
  One Franklin Parkway
  San Mateo, CA 94403
-----------------------------------------------------------------------------------------------------------------------------------

 The TimesSquare VP Investment Grade Bond Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Small Cap Portfolio, and (Continued on Page 15.)

--------------------------------------------------------------------------------
              Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(Balanced) Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

(Global Stocks) Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

--------------------------------------------------------------------------------
(Large Cap Stocks). Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

(Balanced or Total Return) Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.

--------------------------------------------------------------------------------
(Mid to Large Cap Stocks) Seeks growth of capital by investing mainly in common stocks of mid- to large- capitalization companies whose stock prices are believed to be undervalued.

--------------------------------------------------------------------------------
(Small Cap Stocks) Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

--------------------------------------------------------------------------------
(International Stocks) Seeks long-term capital growth. Invests in stocks of companies located outside the United States, including emerging markets.

--------------------------------------------------------------------------------


Templeton Foreign Securities Fund-Class 1 portfolio seeks long-term capital growth. The portfolio will invest at least 80% of its net assets in foreign securities, including emerging markets.

     We may make additional funds available from time to time.

DEATH BENEFIT
                  Death Benefit Options
                  We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die. (See page 24.) Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

                  o Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit.

                  Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you choose.

                  o Option B -- the death benefit will be the greater of the specified amount or corridor death benefit.

                  Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

                  o Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit.

                  Option C provides a death benefit that increases based on premium payments.

                  Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                  Changes in Death Benefit Option

                  We will allow a death benefit option change upon your written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o The change will take effect on the monthly anniversary day following the date of receipt of the request.

                  o No change in the death benefit option may reduce the
                    specified amount below $50,000.

                  o For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

                  o For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

                  Payment of Death Benefit

                  We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

                  While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

                  If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

                  Life Insurance Qualification Test

                  A Policy must satisfy either of two tests in order to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy that uses either the guideline premium/cash value corridor test or the cash value accumulation test. You cannot change the selection of the test to be used after the Policy's issue date.

                  The guideline premium/cash value corridor test restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit. In addition, the death benefit must not be less than the applicable percentage of the cash surrender value, with the applicable percentage decreasing with age. Illustrative applicable percentages are as follows:

                  o 250% through attained age 40;

                  o 150% at attained age 55;

                  o 120% at attained age 65, and

                  o 100% at attained age 95 and above.

                  The cash value accumulation test is met if, by the terms of the contract, the cash surrender value of the contract may not at any time exceed the net single premium that would have to be paid at that time to fund future benefits.

                  See also "Tax Matters" at pages 26-29 of this prospectus.

                  Changes in Specified Amount

                  You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

                  o An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

                  o No decrease may reduce the specified amount to less than
                    $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM
PAYMENTS;
TRANSFERS
                  Premium Payments
                  The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

                  After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

                  You may increase, decrease, or change the frequency of premium payments.

                  Planned Premiums are premium payments scheduled when a Policy is applied for.

                  Additional Premiums are any premium payments made ($500 minimum) in addition to planned premiums.

                  Net Premium Payments are the balance of premium payments remaining after we deduct the premium charge.

                  Premium Increases. At any time, you may increase planned premiums or pay additional premiums, but:

                  o We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

                  o The total of all premium payments may not exceed the
                    then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                  o If there is any policy indebtedness, we will use any
                    additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

                  Allocation of Net Premium Payments

                  When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account. See "Policy Value -- Accumulation Value; Variable Accumulation Unit Value" at page 22 of this prospectus.

                  During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 25 of this prospectus.

                  Unless you direct us otherwise, we will allocate subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

                  You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

                  Transfers

                  You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within 30 days prior to each policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

                  Subject to the above restrictions, for any individual policy you own, you may make up to four transfers without charge in any policy year. If you own multiple policies, you may make up to 12 transfers without charge in any policy year provided that: 1) each transfer request applies to all policies you own and 2) each transfer request is identical for all such policies in relation to the sub-accounts affected. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for each transfer in excess of the free transfer limit stated above.

                  Overly frequent transfers or an attempt to engage in "market timing" may increase the likelihood that transactions are made at an inopportune time. This could increase costs and may result in lower performance of the underlying funds and are, therefore, discouraged.

                  Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit value next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Service Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionally among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 12-15 of this prospectus.

                  We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

CHARGES;
FEES
                  Premium Charges
                  We will make the following deductions for premium charges:

                  o 6.5% from every premium payment.


                  o An additional 40% on premium payments up to target premium in the first policy year.


                  o An additional 12% on premium payments up to target premium in policy years two through ten.

                  If the specified amount is increased, other than through a change in the death benefit option, during the twelve months following the increase, we will deduct the following from that portion of the premium payment attributable to the increase in specified amount:

                  o An additional 25% on premium payments up to the increase in the target premium.

                  The premium charge represents state taxes and federal income tax liabilities and a portion of our sales expense.

                  There is no deferred sales charge.

                  Policy Issue Fee


                  We deduct a one-time policy issue fee of $250 from the accumulation value for a portion of our administrative expenses.


                  Monthly Deductions

                  We deduct $8 monthly from the net accumulation value for administrative expenses. This charge is for items such as premium billing and collection, policy value calculations, confirmation and periodic reports.

                  We also make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured, and the current net amount at risk.

                  We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

                  We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective value have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.

                  Daily Deductions

                  o Administrative Fee


                  For administrative costs, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .10% per year during the first ten policy years. We guarantee it will not exceed .30% per year.


                  o Mortality and Expense Risk Charge


                  For mortality and expense risks, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .85% per year during the first ten policy years, .45% per year during policy years eleven through fifteen, and .15% thereafter. We guarantee it will not exceed .90% per year.


                  Transaction Fee for Excess Transfers

                  We charge a $25 transaction fee for each transfer between funding options in excess of the limits specified in the Transfers section of this prospectus.


                  Surrenders During First Two Policy Years -- Refund of Portion of Premium Charges
                  If you surrender the Policy during the first 12 months after issue, we will pay you a credit equal to:


                  o 100% of all premium charges previously deducted in excess of 3.5% of all premiums paid.

                  If you surrender the Policy during months 13 through 24 after issue, we will pay you a credit equal to:

                  o 50% of all premium charges previously deducted in excess of
                    3.5% of all premiums paid.


                  Any surrender may result in tax implications. See "Tax Matters" (pages 27-29).

                  To the extent policy charges do not cover all our sales and administrative expenses, any shortfall will be made up from our General Account, which supports insurance and annuity obligations.

THE FIXED
ACCOUNT
                  The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate that will be credited is the lesser of 4% per year or the prevailing 30-day Treasure Bill Rate as of the last day of the preceding calendar month.

                  The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the

                  1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of The Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES
                  Accumulation Value

                  Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

                  We determine the accumulation value of a Policy by:

                  a) multiplying the total number of accumulation units
                     credited to the Policy for each applicable sub-account by its appropriate current accumulation unit value,

                  b) if a combination of sub-accounts is elected, totaling the resulting values, and

                  c) adding any values attributable to the General Account
                     (i.e., the Fixed Account value and the loan account value).


                  The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

                  The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

                  We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

                  Accumulation value will be affected by monthly deductions.

                  Variable Accumulation Unit Value

                  We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

                  We determine the net investment factor separately for each sub-account by dividing (a) by (b) and subtracting (c) from the results, where:

                  (a) Equals the net asset value per share of the fund held in the sub-account at the end of a valuation period.

                    o plus the per share amount of any distribution declared by the fund if the "ex-dividend" date is during the valuation period;

                    o plus or minus taxes or provisions for taxes, if any,
                      attributable to the operation of the sub-account during the valuation period.

                  (b) Equals the net asset value per share of the fund held in the sub-account at the beginning of that valuation period.

                  (c) Equals the daily charges for mortality and expense risk and for administrative expenses, multiplied by the number of days in the valuation period.

                  Surrender Value

                  The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS
                  Partial Surrenders

                  You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrenders. For more information, see the "Additional Information -- Partial Surrenders" section on page 29.

                  Full Surrenders

                  You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

                  Deferral of Payment and Transfers

                  We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account for a period not greater than six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND
REINSTATEMENT
                  Lapse of a Policy

                  A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

                  Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrenders. In that event, it may be necessary for you to make an additional premium payment.

                  Reinstatement of a Lapsed Policy

                  You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus 12 additional monthly deductions.

POLICY LOANS
                  You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us. For more information on policy loans see the "Additional Information -- Policy Loans" section on page 29.

SETTLEMENT OPTIONS
                  We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

                  o at the beneficiary's election upon the Insured's death, or

                  o while the Insured is alive, upon your election.

                  You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

                  Examples of possible settlement options are:

                  o First Option -- Payments for a stated number of years.

                  o Second Option -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

                  o Third Option -- Payment of interest annually on the sum
                    left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                  o Fourth Option -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.


                  o Additional Options -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT
                  We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium.

                  We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year.

                  The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT
                  We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

                  o interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

                  o interpret any discussions in this prospectus of the
                    features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

                  Other sections of this prospectus that would be affected by the addition of this benefit are:

                  o Incontestability (see Page 26): The Policy or increase must be in force for two (2) years during the lifetime of each Insured.

                  o Misstatement of Age (see Page 26): By reason of the rider the provision relates to either Insured.

                  o Suicide (see Page 26): By reason of the rider the provision relates to either Insured.

                  The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured.

                  We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

                  Issuance

                  We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

                  Short-Term Right to Cancel the Policy

                  You may return a Policy for cancellation and a full refund of premium within 10 days after you receive it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you have so directed, until:

                  o the fifteenth day after we mail you the Policy, if the
                    state law Right-to-Examine Period is 10 days after you receive the Policy.

                  o the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

                  o the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

                  If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

                  Policy Owner and Beneficiary

                  The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

                  If the policy owner is other than the Insured and dies before the Insured, the policy owners rights in the Policy belong to the policy owner's estate.

                  If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s), or assigns if no named beneficiary survives the Insured.

                  Changes of Policy Owner or Beneficiary

                  You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

                  Right to Exchange for a Fixed Benefit Policy

                  You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

                  Under the new policy:

                  o The policy owner, the Insured, and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

                  o The death benefit on the exchange date will not be more
                    than the death benefit of the original Policy immediately prior to the exchange date.

                  o The issue date and issue age will be the same as that of the original Policy.

                  o The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

                  o Any indebtedness on the original Policy will be
                    transferred.

                  Incontestability

                  We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

                  Misstatement of Age

                  We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

                  Suicide

                  If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                  Nonparticipating Policies

                  These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

ADDITIONAL INFORMATION

                  TAX MATTERS

                  The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                  Taxation of the Policies

                  For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

                  A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distribution unless the policy owner is 591/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies do not become modified endowment contracts.

                  A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A. Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

                  Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

                  In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.

                  Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

                  o no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

                  o no more than 70% of such value is represented by any two
                    (2) investments,

                  o no more than 80% of such value is represented by any three
                    (3) investments, and

                  o no more than 90% of such value is represented by any four
                    (4) investments.

                  U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

                  The following may have adverse tax consequences:

                  o A total surrender or termination of the Policy by lapse;

                  o A reduction in benefits;

                  o A change in the specified amount;

                  o Payment of additional premiums;

                  o A policy loan;

                  o A change in death benefit option;

                  o A 1035 exchange;

                  o The exchange of a Policy for a fixed-benefit policy; or

                  o The collateral assignment or pledge of a Policy.

                  If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

                  Taxation of the Company

                  We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

                  We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

                  We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                  PARTIAL SURRENDERS

                  You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

                  o Option B and C Policies (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                  o For an Option A Policy (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

                  We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

                  If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

                  POLICY LOANS

                  A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest). If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

                  Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

                  We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:


                  o .95% (guaranteed not to exceed 1.2%) during first ten
                    policy years,

                  o .45% (guaranteed not to exceed 1.2%) during policy years
                    11-15, and

                  o .15% (guaranteed not to exceed 1.2%) annually thereafter.


                  In no case will the annual credited interest rate be less than 3.8%.

                  We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

                  A policy loan, whether or not repaid, will affect:

                  o The proceeds payable upon the Insured's death, and

                  o The accumulation value.

                  This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

                  DIRECTORS AND OFFICERS OF THE COMPANY

                  The following persons are our Directors and Principal Officers. The address of each is 280 Trumbull Street, Hartford, CT 06103. We or our affiliates have employed each for more than five years except for Ms. Cooper, Mr. Stephan and Mr. Sharaff.

                  o Prior to January, 1999, Ms. Cooper was an Associate
                    Attorney with Robinson, Donovan, Madden & Barry, P.C.

                  o Prior to March, 2002, Mr. Sharaff was Chief Investment
                    Officer of Citibank and Global Chief Investment Officer of Zurich Scudder Investments Ltd.

                               Positions and Offices
         Name                     with the Company
----------------------   ---------------------------------
  William M. Pastore     President, Director and Chairman
                         of the Board
                         (Principal Executive Officer)
  Michael J. Stephan     Vice President
                         (Principal Accounting Officer)
  James Yablecki         Assistant Vice President and
                         Actuary
                         (Principal Financial Officer)
  Susan L. Cooper        Corporate Secretary
  Terrence G. Dillon     Secretary
  Harold W. Albert       Director

                                     Positions and Offices
            Name                        with the Company
---------------------------   -----------------------------------
  John Cannon, III            Director, Senior Vice President,
                              and Chief Counsel
  Carol M. Olsen              Director and Senior Vice President
  Marc L. Preminger           Director, Senior Vice President,
                              and Chief Financial Officer
  Richard H. Forde            Director and Senior Vice President
  Heyward R. Donigan          Director and Senior Vice President
  David M. Porcello           Vice President and Treasurer
  Patricia L. Rowland         Director and Senior Vice President
  W. Allen Schaffer, M.D.     Director and Senior Vice President
  Jean H. Walker              Director, Senior Vice President,
                              and Actuary
  Farhan Sharaff              Director and Senior Vice President

                  DISTRIBUTION OF POLICIES

                  Licensed insurance agents will sell the Policies in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). We will distribute the Policies through our principal underwriter, CIGNA Financial Services, Inc. ("CFS"), whose address is 280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.


                  Gross commissions paid by us on the sale of Policies will not exceed:


                  o First Policy Year: 40% of target premium, plus 3% of any premium payment in excess of target premium.

                  o Renewal: 3% of premium payments, plus 25% of any increase in target premium.


                  In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                  CHANGES OF INVESTMENT POLICY

                  We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must take this conversion by the later of:

                  o 60 days (6 months in Pennsylvania) from the date of the
                    investment policy change, or

                  o 60 days (6 months in Pennsylvania) from the date you are informed of such change.

                  We will not require evidence of insurability for this conversion.

                  The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                  OTHER CONTRACTS ISSUED BY THE COMPANY

                  We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

                  STATE REGULATION

                  We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                  REPORTS TO POLICY OWNERS

                  We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

                  We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act.

                  In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement, and termination.

                  ADVERTISING

                  The Company is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability.

                  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals, or other parties that recommend the Company or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                  LEGAL PROCEEDINGS

                  The Company and/or its affiliates are defendants in several proposed class action lawsuits brought in federal courts against managed care industry by physicians and members of health plans. The lawsuits allege violation under one or more of the Employee Retirement Income Security Act ("ERISA"), the Racketeer Influenced and Corrupt Organization Act ("RICO") and various state laws. They challenge, in general terms, the mechanisms used by managed care companies in connection with the delivery of or payment for health care services. The complaints seek injunctive relief, unspecified damages (subject, in the case of RICO, to trebling) and attorneys fees.

                  These federal cases against the Company or its affiliates are Shane v Humana, Inc., et al. (CIGNA subsidiaries added as defendants in August 2000), Mangieri v CIGNA Corporation (filed December 7, 1999 in the United States District Court for the Northern District of Alabama), and Pickney v CIGNA Corporation and CIGNA Health Corporation (filed November 22, 1999 in the United States District Court for the Southern District of Mississippi). Plaintiffs in the Shane and Mangieri cases are physicians, and in the Pickney case, a health plan subscriber. These cases have been transferred to the United States District Court for the Southern District of Florida, along with other cases against other managed care companies, for consolidated pretrial proceedings. Defendant's motions to dismiss all cases are pending. The court has not decided whether a class should be certified in any of the cases.

                  The Company is also a defendant in similar state court cases. On March 29, 2001, a trial judge in Madison County, Illinois certified a class of providers in Kaiser and Corrigan v. CIGNA Corporation, et al., a class alleging breach of contract and seeking increased reimbursements.

                  CIGNA entities are parties to arbitration proceedings regarding the run-off reinsurance operations that include an approximate 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Mangers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (retrocessional) coverage. The retrocessionaires (Sun Life Assurance Company, Phoenix Home Life Mutual Insurance Company and General and Cologne Life Re of America) have commenced arbitration against Unicover (now known as Cragwood Managers, LLC) and the pool members, seeking recission, damages or contract reformation. This matter is scheduled for an arbitration hearing in 2002.

                  Resolution of this matter is likely to take some time and the outcome is uncertain. If the arbitration results are unfavorable, the Company could incur losses material to its results of operations. However, management does not expect the arbitration results of have a material adverse effect on the Company's liability or financial condition.

                  In addition, Peterson v Connecticut General Life Insurance Company was filed February 2, 2000 in the United States District Court for the Eastern District of Pennsylvania. CGLIC's motion to dismiss for failure to state a claim was granted and the plaintiff has filed an appeal in the U.S. Court of Appeals for the Third Circuit.

                  The Company is routinely involved in numerous lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. The outcome of litigation is always uncertain. With the exception of certain reinsurance arbitration proceedings (the possible results of which are discussed above), the Company does not believe that any legal proceedings currently threatened or pending involving the Company will result in losses that would be material to results of operations, liquidity or financial condition. The principal underwriter, CFS, is not engaged in any material litigation of any nature.

                  EXPERTS

                  An actuarial opinion regarding the representativeness of illustrations in this prospectus has been rendered by Gregory
                  N. Malone, FSA, MAAA, 280 Trumbull Street, Hartford, CT 06103, as stated in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in actuarial matters.

                  Legal matters in connection with the Policies described in this prospectus are being passed upon by Mark A. Parsons, Esq., Chief Counsel, CIGNA Retirement & Investment Services, 280 Trumbull Street, Hartford, CT 06103, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

                  The consolidated financial statements of Connecticut General Life Insurance Company at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in the prospectus as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 2001 and the Statements of Operations for the periods ended December 31, 2001, 2000, and 1999 and the Statements of Changes in Net Assets for the periods ended December 31, 2001, 2000, and 1999 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                  REGISTRATION STATEMENT

                  We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of terms thereof, reference is made to such instruments as filed.

                  FINANCIAL STATEMENTS

                  The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2001 and 2000 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2001, 2000, and 1999 follow. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

                  The Statement of Assets and Liabilities of the Variable Account at December 31, 2001 and related Statements of Operations for the period ended December 31, 2001, 2000, and 1999 and Statements of Changes in Net Assets for the period ended December 31, 2001, 2000, and 1999 also follow. The Variable Account commenced operations on December 24, 1996.

                                                PricewaterhouseCoopers LLP
                                                Two Commerce Square, Suite 1700
                                                2001 Market Street
                                                Philadelphia, PA 19103-7042
                                                Telephone (267) 330-3000
                                                Facsimile (267) 330-3300

[PricewaterhouseCoopers LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Connecticut General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income and changes in shareholder's equity and cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries (the Company) at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

February 7, 2002

                           CONNECTICUT GENERAL LIFE
                               INSURANCE COMPANY
                       CONSOLIDATED FINANCIAL STATEMENTS

                               DECEMBER 31, 2001

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME


--------------------------------------------------------------------------------------
(In millions)
--------------------------------------------------------------------------------------
For the years ended December 31,                          2001        2000        1999
--------------------------------------------------------------------------------------
REVENUES
Premiums and fees ................................    $ 7,469     $7,072      $6,573
Net investment income ............................      2,441      2,395       2,421
Other revenues ...................................        465        110         111
Realized investment gains (losses) ...............       (225)       (11)          7
                                                      -------     ------      ------
   Total revenues ................................     10,150      9,566       9,112
                                                      -------     ------      ------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses .........      6,380      6,296       6,062
Policy acquisition expenses ......................         63         56          45
Other operating expenses .........................      2,653      2,211       1,945
                                                      -------     ------      ------
   Total benefits, losses and expenses ...........      9,096      8,563       8,052
                                                      -------     ------      ------
INCOME BEFORE INCOME TAXES .......................      1,054      1,003       1,060
                                                      -------     ------      ------
Income taxes (benefits):
 Current .........................................          7        484         268
 Deferred ........................................        339       (164)         90
                                                      -------     ------      ------
   Total taxes ...................................        346        320         358
------------------------------------------------------------------------------------
NET INCOME .......................................    $   708     $  683      $  702
------------------------------------------------------==============================

The accompanying Notes to the Financial Statements are an integral part of these statements.

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

-------------------------------------------------------------------------------------------------------
(Dollars in millions)
-------------------------------------------------------------------------------------------------------
As of December 31,                                                                    2001         2000
-------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Fixed maturities, at fair value (amortized cost, $18,700; $17,448) ......      $19,351       $17,839
 Mortgage loans ..........................................................       9,077          8,998
 Policy loans ............................................................       2,770          2,926
 Real estate .............................................................         412            508
 Equity securities, at fair value (cost, $51; $54) .......................          54             50
 Other long-term investments .............................................       1,008            903
 Short-term investments ..................................................         206            113
                                                                                -------       -------
    Total investments ....................................................      32,878         31,337
 Cash and cash equivalents ...............................................         738            622
 Accrued investment income ...............................................         456            435
 Premiums and accounts receivable ........................................       1,346          1,205
 Reinsurance recoverables ................................................       7,096          7,462
 Deferred policy acquisition costs .......................................         260            232
 Property and equipment ..................................................         810            588
 Deferred income taxes ...................................................         663          1,054
 Other assets ............................................................         302            357
 Goodwill and other intangibles ..........................................         657            681
 Separate account assets .................................................      35,217         35,807
-------------------------------------------------------------------------------------------------------
    Total assets .........................................................      $80,423       $79,780
--------------------------------------------------------------------------------=====================
LIABILITIES
Contractholder deposit funds .............................................      $28,955       $27,602
Future policy benefits ...................................................       7,806          8,195
Unpaid claims and claim expenses .........................................       1,646          1,606
Unearned premiums ........................................................         110            116
                                                                                -------       -------
    Total insurance and contractholder liabilities .......................      38,517         37,519
Accounts payable, accrued expenses and other liabilities .................       2,637          2,792
Separate account liabilities .............................................      35,217         35,807
-----------------------------------------------------------------------------------------------------
    Total liabilities ....................................................      76,371         76,118
--------------------------------------------------------------------------------=====================
CONTINGENCIES -- NOTE 16
SHAREHOLDER'S EQUITY
Common stock (5,978,322 shares issued and outstanding) ...................      $   30        $    30
Additional paid-in capital ...............................................       1,133          1,124
Net unrealized appreciation, fixed maturities ............................         135             53
Net unrealized depreciation, equity securities ...........................         (24)           (21)
Net unrealized appreciation, derivatives .................................           9             --
Net translation of foreign currencies ....................................            (5)           2
                                                                                ---------     -------
Accumulated other comprehensive income ...................................         115             34
Retained earnings ........................................................       2,774          2,474
-----------------------------------------------------------------------------------------------------
    Total shareholder's equity ...........................................       4,052          3,662
-----------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity ...........................      $80,423       $79,780
--------------------------------------------------------------------------------=====================

The accompanying Notes to the Financial Statements are an integral part of these statements.
38

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN SHAREHOLDER'S
                                    EQUITY

--------------------------------------------------------------------------
(In millions)
--------------------------------------------------------------------------
For the years ended December 31,                        2001
--------------------------------------------------------------------------
                                             Comprehensive   Shareholder's
                                                    Income          Equity
--------------------------------------------------------------------------
Common Stock, end of year ................                    $   30
Additional Paid-In Capital,
 beginning of year .......................                     1,124
Net assets contributed by parent .........                         9
Additional Paid-In Capital, end
 of year .................................                     1,133
Accumulated Other Comprehensive
 Income (Loss), beginning of year                                 34
Net unrealized appreciation
 (depreciation), fixed maturities ........     $ 82               82
Net unrealized appreciation
 (depreciation), equity securities .......       (3)              (3)
                                               ----           ------
Net unrealized appreciation
 (depreciation) on securities ............       79
Net unrealized appreciation,
 derivatives .............................        9                9
Net translation of foreign currencies ....       (7)              (7)
                                               ----           ------
 Other comprehensive income
   (loss) ................................       81
                                               ----
Accumulated Other Comprehensive
 Income (Loss), end of year ..............                       115
Retained Earnings, beginning
 of year .................................                     2,474
 Net income ..............................      708              708
 Dividends declared ......................                      (408)
                                                              ------
 Retained Earnings, end of year ..........                     2,774
--------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME
 AND SHAREHOLDER'S EQUITY ................      $789          $4,052

---------------------------------------------------------------------------------------------------------
(In millions)
---------------------------------------------------------------------------------------------------------
For the years ended December 31,                        2000                            1999
---------------------------------------------------------------------------------------------------------
                                             Comprehensive   Shareholder's   Comprehensive  Shareholder's
                                                    Income          Equity          Income         Equity
---------------------------------------------------------------------------------------------------------
Common Stock, end of year ................                    $   30                           $  30
Additional Paid-In Capital,
 beginning of year .......................                     1,120                           1,072
Net assets contributed by parent .........                         4                              48
Additional Paid-In Capital, end
 of year .................................                     1,124                           1,120
Accumulated Other Comprehensive
 Income (Loss), beginning of year                                (44)                            220
Net unrealized appreciation
 (depreciation), fixed maturities ........      $ 81              81           $(271)           (271)
Net unrealized appreciation
 (depreciation), equity securities .......        (4)             (4)              8               8
                                                ----           ------          -----           -----
Net unrealized appreciation
 (depreciation) on securities ............       77                             (263)
Net unrealized appreciation,
 derivatives .............................       --               --              --              --
Net translation of foreign currencies ....        1                1                (1)             (1)
                                                -----          -------         --------        -----
 Other comprehensive income
   (loss) ................................       78                             (264)
                                                -----                          -------
Accumulated Other Comprehensive
 Income (Loss), end of year ..............                        34                             (44)
Retained Earnings, beginning
 of year .................................                     2,373                           2,206
 Net income ..............................      683              683             702             702
 Dividends declared ......................                      (582)                           (535)
                                                               -------                         -------
 Retained Earnings, end of year ..........                     2,474                           2,373
---------------------------------------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME
 AND SHAREHOLDER'S EQUITY ................      $761           $3,662          $ 438           $3,479



The accompanying Notes to the Financial Statements are an integral part of these statements.

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------------------------------
(In millions)
-----------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                             2001        2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income ........................................................................   $   708      $    683     $   702
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
 Insurance liabilities ............................................................      (217)          224          22
 Reinsurance recoverables .........................................................        91          (202)         31
 Deferred policy acquisition costs ................................................       (28)          (25)        (21)
 Premiums and accounts receivable .................................................       (84)         (107)       (238)
 Accounts payable, accrued expenses and other liabilities .........................        60            65         (30)
 Deferred income taxes ............................................................       339          (164)         90
 Realized investment (gains) losses ...............................................       225            11            (7)
 Depreciation and goodwill amortization ...........................................       153           132         154
 Gains on sales of businesses .....................................................      (201)          (99)        (95)
 Other assets .....................................................................        55            14         (32)
 Other, net .......................................................................       (76)         (158)         95
                                                                                      --------     --------     ---------
   Net cash provided by operating activities ......................................     1,025           374         671
                                                                                      --------     --------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
 Fixed maturities .................................................................     1,792         2,120       2,336
 Mortgage loans ...................................................................       579           332         758
 Policy loans .....................................................................        16            68         272
 Equity securities ................................................................         6            17          24
 Other (primarily short-term investments) .........................................     6,649         6,736       5,958
Investment maturities and repayments:
 Fixed maturities .................................................................     1,989         1,871       2,404
 Mortgage loans ...................................................................       550           882         426
Investments purchased:
 Fixed maturities .................................................................    (5,054)       (4,542)     (4,293)
 Mortgage loans ...................................................................    (1,310)       (1,352)     (1,381)
 Equity securities ................................................................          (1)       (111)        (17)
 Other (primarily short-term investments) .........................................    (6,877)       (6,735)     (5,945)
 Sale of portion of life reinsurance business .....................................        --            45          --
 Other, net .......................................................................      (414)         (222)       (358)
                                                                                      ---------    --------     ---------
   Net cash provided by (used in) investing activities ............................    (2,075)         (891)        184
                                                                                      ---------    --------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
 Deposits and interest credited to contractholder deposit funds ...................     8,536         8,765       7,585
 Withdrawals and benefit payments from contractholder deposit funds ...............    (6,964)       (7,642)     (8,296)
Dividends paid to parent ..........................................................      (408)         (582)       (535)
Repayment of long term debt .......................................................        --           (42)         --
Other, net ........................................................................         2             4           1
                                                                                      ---------    --------     ---------
   Net cash provided by (used in) financing activities ............................     1,166           503      (1,245)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents ..............................       116           (14)       (390)
Cash and cash equivalents, beginning of year ......................................       622           636       1,026
-------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year ............................................   $   738      $    622     $   636
--------------------------------------------------------------------------------------===================================
Supplemental Disclosure of Cash Information:
 Income taxes paid, net of refunds ................................................   $   132      $    435     $   337
 Interest paid ....................................................................   $    --      $      2     $     3
-------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to the Financial Statements are an integral part of these statements.
40

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                       Notes to the Financial Statements

NOTE 1 -- DESCRIPTION OF BUSINESS

     Connecticut General Life Insurance Company and its subsidiaries (collectively referred to as "Connecticut General") provide employee benefits offered through the workplace, including group life and health insurance, retirement products and services and investment management. Connecticut General operates throughout the United States and in selected international locations. Connecticut General is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A) Basis of Presentation: The consolidated financial statements include the accounts of Connecticut General and all significant subsidiaries. Intercompany transactions and accounts have been eliminated in consolidation.

     These consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States. Amounts recorded in the financial statements reflect management's estimates and assumptions about medical costs, investment valuation, interest rates and other factors. Significant estimates are discussed throughout these Notes; however, actual results could differ from those estimates.

     B) Recent Accounting Pronouncement:

Derivative instruments and hedging activities.

     As of January 1, 2001, Connecticut General implemented Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." At implementation, SFAS No. 133 had an immaterial effect on Connecticut General's consolidated financial statements, increasing net income and accumulated other comprehensive income each by less than $1 million. Additional information regarding SFAS No. 133 and the nature and accounting treatment of Connecticut General's derivative financial instruments is included in Note 6(G).

     Goodwill. In June 2001, the Financial Accounting Standards Board (FASB) issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for reporting and measuring goodwill and other intangible assets.

     Under this new accounting standard, Connecticut General will cease goodwill amortization on January 1, 2002. Goodwill amortization (after-tax) was $19 million in 2001, 2000 and 1999. Had accounting standards not changed, goodwill amortization for 2002 would have been approximately the same amount as in 2001. At implementation, Connecticut General does not expect the new standard to result in impairment losses or have any other significant effect on Connecticut General's consolidated financial statements.

     Impairment of Long-Lived Assets. In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." Under SFAS No. 144, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less costs to sell.

     Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value when impaired. When Connecticut General determines that a long-lived asset originally designated to be sold within one year will not be sold in that time frame (such as certain foreclosed real estate), the asset must be written down to the lower of current fair value or fair value at acquisition adjusted to reflect depreciation since acquisition. SFAS No. 144 must be implemented by January 1, 2002. Connecticut General does not expect this statement to have a material effect on its consolidated financial statements.

     C) Financial Instruments: In the normal course of business, Connecticut General enters into transactions involving various types of financial instruments. These financial instruments include investments (such as fixed maturities and equity securities) and off-balance-sheet instruments (such as investment and certain loan commitments and financial guarantees). These instruments may change in value due to interest rate and market fluctuations, and most also have credit risk. Connecticut General evaluates and monitors each financial instrument individually and, when management considers it appropriate, uses a derivative instrument or obtains collateral or another form of security to minimize risk of loss.

     Most financial instruments that are subject to fair value disclosure requirements (such as fixed maturities and equity securities) are carried in the financial statements at amounts that approximate fair value. At the end of 2001 and 2000, the fair values of mortgage loans and contractholder deposit funds were not materially different from their carrying amounts. Fair values of off-balance-sheet financial instruments were not material.

     Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, management estimates fair value based on discounted cash flow analyses, which use current interest rates for similar financial instruments with comparable terms and credit quality. Management estimates the fair value of liabilities for contractholder deposit funds using the amount payable on demand and, for those deposit funds not payable on demand, using discounted cash flow analyses. In many cases, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the instrument were sold immediately.

     D) Investments: Connecticut General's accounting policies for investment assets are discussed below.

     Fixed maturities and mortgage loans. Investments in fixed maturities include bonds, mortgage- and other asset-backed securities and redeemable preferred stocks. These investments are classified as available for sale and are carried at fair value. Fixed maturities are considered impaired, and amortized cost is written down to fair value, when management expects a decline in value to persist.

     Mortgage loans are carried at unpaid principal balances. Impaired loans are carried at the lower of unpaid principal or fair value of the underlying collateral. Mortgage loans are considered impaired when it is probable that Connecticut General will not collect amounts due according to the terms of the loan agreement.

     When an investment is current, Connecticut General recognizes interest income when it is earned. Connecticut General stops recognizing interest income on fixed maturities and mortgage loans when they are delinquent or have been restructured as to terms (interest rate or maturity date). Net investment income on these investments is only recognized when interest payments are actually received.

     Real estate. Investment real estate can be held to produce income or for sale.

     Connecticut General carries real estate held to produce income at depreciated cost less any write-downs to fair value due to impairment. Connecticut General assesses real estate held to produce income for impairment when cash flows indicate that the carrying value may not be recoverable. Depreciation is generally calculated using the straight-line method based on the estimated useful life of the particular real estate asset.

     Connecticut General acquires most real estate held for sale through foreclosure of mortgage loans. At the time of foreclosure, properties are valued at fair value less estimated costs to sell, and are reclassified from mortgage loans to real estate held for sale. After foreclosure, these investments are carried at the lower of fair value at foreclosure or current fair value, less estimated costs to sell, and are no longer depreciated. Valuation reserves reflect changes in fair value after foreclosure. Connecticut General rehabilitates, re-leases, and sells foreclosed properties held for sale. This process usually takes from two to four years unless management considers a near-term sale preferable.

     Connecticut General uses several methods to determine the fair value of real estate, but relies primarily on discounted cash flow analyses and, in some cases, third-party appraisals.

     Equity securities and short-term investments. Connecticut General classifies equity securities and short-term investments as available for sale and carries them at fair value, which for short-term investments approximates cost. Equity securities include common and non-redeemable preferred stocks.

     Policy loans. Policy loans are carried at unpaid principal balances.

     Other long-term investments. Other long-term investments include assets in the separate accounts in excess of separate account liabilities (see Note 2(K)). These assets are carried at fair value.

     Investment gains and losses. Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves, and are based on specifically identified assets. Connecticut General's net income does not include gains and losses on investment assets related to experience-rated pension policyholders' contracts and participating life insurance policies (policyholder share) because these amounts generally accrue to the policyholders.

     Unrealized gains and losses on investments carried at fair value are included in accumulated other comprehensive income, net of policyholder share and deferred income taxes.

     Derivative financial instruments. Note 6(G) discusses Connecticut General's accounting policies for derivative financial instruments.

     E) Cash and Cash Equivalents: Cash equivalents consist of short-term investments that will mature in three months or less from the time of purchase.


     F) Reinsurance Recoverables: Reinsurance recoverables are estimates of amounts that Connecticut General will receive from reinsurers. Allowances are established for amounts owed to Connecticut General under reinsurance contracts that management believes will not be received.

     G) Deferred Policy Acquisition Costs: Acquisition costs consist of commissions, premium taxes, and other costs that Connecticut General incurs to acquire new business. Depending on the product line they relate to, Connecticut General records acquisition costs in different ways.

  o Contractholder deposit funds and universal life products are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts.

  o Annuity and other individual life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  o Other products are expensed as incurred.

     Management estimates the present value of future revenues less expected payments on products that carry deferred policy acquisition costs. If that estimate is less than the deferred costs, Connecticut General reduces deferred policy acquisition costs and records an expense.

     H) Property and Equipment: Property and equipment is carried at cost less accumulated depreciation. When applicable, cost includes interest, real estate taxes and other costs incurred during construction. Also included in this category is internal-use software that is acquired, developed or modified solely to meet Connecticut General's internal needs, with no plan to market externally. Costs directly related to obtaining, developing or upgrading internal-use software are capitalized. Unamortized internal-use software costs were $328 million at December 31, 2001 and $138 million at December 31, 2000.

     Connecticut General calculates depreciation and amortization principally using the straight-line method based on the estimated useful life of each asset. Accumulated depreciation and amortization was $718 million at December 31, 2001, and $599 million at December 31, 2000.

     I) Other Assets: Other assets consist primarily of various insurance-related assets.

     J) Goodwill and Other Intangibles: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Other intangible assets primarily represent purchased customer lists and provider contracts.

     Connecticut General amortizes goodwill and other intangibles on a straight-line basis over periods ranging from eight to 40 years. Management revises amortization periods if it believes there has been a change in the length of time that an intangible will continue to have value. Accumulated amortization was $217 million at December 31, 2001, and $192 million at December 31, 2000.

     For businesses that have recorded goodwill, management analyzes historical and estimated future income or undiscounted cash flows. If this analysis yields an amount that is lower than the amount recorded as goodwill, Connecticut General reduces goodwill and records an expense.

     Beginning January 1, 2002, Connecticut General will cease goodwill amortization and will establish a new methodology for evaluating the recoverability of its goodwill. See Note 2(B).

     K) Separate Accounts: Separate account assets and liabilities are contractholder funds maintained in accounts with specific investment objectives, including assets and liabilities of separate trust arrangements for the benefit of purchasers of certain investment products. The assets of these accounts are legally segregated and are not subject to claims that arise out of any of Connecticut General's other businesses. These accounts are carried at fair value. The investment income, gains and losses of these accounts generally accrue to the contractholders and are not included in Connecticut General's revenues and expenses, except for fees earned for asset management services that are reported in premiums and fees.

     L) Contractholder Deposit Funds: Liabilities for contractholder deposit funds include deposits received from customers for investment-related and universal life products and investment earnings on their fund balances. These liabilities are adjusted to reflect administrative charges, policyholder share of unrealized appreciation or depreciation on investment assets and, for universal life fund balances, mortality charges.

     M) Unpaid Claims and Claim Expenses: Liabilities for unpaid claims and claim expenses are estimates of payments to be made under health and dental coverages for reported claims and for losses incurred but not yet reported. Management develops these estimates using actuarial methods based upon historical data for payment patterns, cost trends, product mix, seasonality, utilization of health care services and other relevant factors. When estimates change, Connecticut General records the adjustment in benefits, losses and settlement expenses.

     N) Future Policy Benefits: Future policy benefits are liabilities for estimated future obligations under traditional life and health policies and annuity products currently in force. These obligations are estimated using actuarial methods based on assumptions as to premiums, future investment yield, mortality, morbidity and withdrawals that allow for adverse deviation and, for specialty life reinsurance contracts that guarantee a minimum death benefit based on unfavorable changes in variable annuity account values, equity market returns and the volatility of the underlying equity and bond mutual fund investments.

     Specifically, the estimates for individual life insurance and annuity future policy benefits are computed using interest rate assumptions that generally decline over the first 20 years and range from 2% to 10%. Mortality, morbidity and withdrawal assumptions are based on either Connecticut General's own experience or actuarial tables. Assumptions for equity market returns and the volatility of underlying equity and bond mutual fund investments are based on historical market experience adjusted to reflect both short-term and long-term future expectations.

     O) Unearned Premiums: Premiums for group life, accident, and health insurance are recognized as revenue on a pro rata basis over the contract period. The unrecognized portion of these premiums is recorded as unearned premiums.

     P) Other Liabilities: Other liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that management can reasonably estimate. Other liabilities also include the loss position of certain derivatives. See Note 6(G).

     Q) Translation of Foreign Currencies: Connecticut General conducts its international business through foreign branches that maintain assets and liabilities in local currencies, which are generally their functional currencies. Connecticut General uses exchange rates as of the balance sheet date to translate assets and liabilities into U.S. dollars. The translation gain or loss on functional currencies, net of applicable taxes, is generally reflected in accumulated other comprehensive income. Connecticut General uses average exchange rates during the year to translate revenues and expenses into U.S. dollars.

     R) Premiums and Fees, Revenues and Related Expenses: Premiums for group life, accident and health insurance are recognized as revenue on a pro rata basis over the contract period. Benefits, losses and settlement expenses are recognized when incurred.

     Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

     Revenue for investment-related products is recognized as follows:

  o Net investment income on assets supporting investment-related products is recognized as earned.

  o Contract fees, which are based upon related administrative expenses, are assessed against the customer's fund balance ratably over the contract year.

     Benefit expenses for investment-related products consist primarily of income credited to policyholders in accordance with contract provisions.

     Revenue for universal life products is recognized as follows:

     o Net investment income on assets supporting universal life products is recognized as earned.

     o Fees for mortality are recognized ratably over the policy year.

     o Administration fees are recognized as services are provided.

     o Surrender charges are recognized as earned.

     Benefit expenses for universal life products consist of benefit claims in excess of policyholder account balances. Expenses are recognized when claims are filed, and income is credited in accordance with contract provisions.

     S) Participating Business: Connecticut General's participating life insurance policies entitle policyholders to earn dividends that represent a portion of the earnings of Connecticut General. Participating insurance accounted for approximately 7% of Connecticut General's total life insurance in force at the end of 2001 and 1999, and 8% at the end of 2000.

     T) Income Taxes: Connecticut General and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. The provision for federal income tax is calculated as if Connecticut General were filing a separate federal income tax return. Connecticut General generally recognizes deferred income taxes when assets and liabilities have different values for financial statement and tax reporting purposes. Note 10 contains detailed information about Connecticut General's income taxes.

NOTE 3 -- DISPOSITIONS

     Connecticut General conducts regular strategic and financial reviews of its businesses to ensure that capital is used effectively. As a result of these reviews, Connecticut General may acquire or dispose of assets, subsidiaries or lines of business. Significant transactions are described below.

     Sale of portions of U.S. life reinsurance business. As of June 1, 2000, Connecticut General sold its U.S. individual life, group life and accidental death reinsurance business for cash proceeds of approximately $170 million. The sale generated an after-tax gain of approximately $85 million, but recognition of that gain was deferred because the sale was structured as an indemnity reinsurance arrangement.

     During 2001, the acquirer entered into agreements with most of the reinsured parties, relieving Connecticut General of any remaining obligations to those parties. As a result, Connecticut General accelerated the recognition of $69 million after-tax of the deferred gain in 2001. Excluding the accelerated gain recognition, Connecticut General also recognized $9 million after-tax of the deferred gain in Other Operations in 2001, compared with $7 million after-tax in 2000. The remaining deferred gain as of December 31, 2001, was approximately $3 million after-tax.

     Connecticut General has placed its remaining reinsurance businesses (including its accident, domestic health, international life and health, and specialty life reinsurance business) into run-off and stopped underwriting new reinsurance business. During 2000, Connecticut General recorded after-tax charges for the run-off reinsurance business totaling $86 million as follows:

  o A charge of $84 million to strengthen reserves, following a review of reserve assumptions for certain specialty life reinsurance contracts. These contracts guarantee certain minimum death benefits based on unfavorable changes in variable annuity account values. These values are derived from underlying equity and bond mutual fund investments; and

  o A charge of $2 million for restructuring costs (principally severance).

     Sale of individual life insurance and annuity business. In 1998, Connecticut General sold its individual life insurance and annuity business for cash proceeds of $1.4 billion. The sale generated an after-tax gain of approximately $770 million, the majority of which was deferred and is recognized at the rate that earnings from the sold business would have been expected to emerge (primarily over 15 years on a declining basis). Connecticut General recognized $52 million of the deferred gain in 2001, $57 million in 2000 and $62 million in 1999. The remaining deferred gain as of December 31, 2001, was $331 million after-tax.

NOTE 4 -- EVENTS OF SEPTEMBER 11, 2001

     As a result of claims arising from the events of September 11, 2001, Connecticut General recorded after-tax charges of $5 million in 2001. These changes, which are net of reinsurance, primarily related to life insurance claims.

NOTE 5 - RESTRUCTURING PROGRAM

     In the fourth quarter of 2001, Connecticut General adopted a restructuring program primarily to consolidate existing health service centers into regional service centers. As a result, Connecticut General recognized in operating expenses a pre-tax charge of $40 million ($26 million after-tax). The pre-tax charge consisted of $20 million of severance costs ($13 million after-tax) and $20 million in real estate costs ($13 million after-tax) relating to vacating certain locations.

     The severance charge reflected the expected reduction of approximately 1,250 employees. In the fourth quarter of 2001, approximately 180 employees were terminated under the program. As a result of the consolidation of health service centers, Connecticut General expects to hire approximately 430 employees, thereby resulting in a net reduction of approximately 820 employees under this program. The real estate charges consisted of approximately $15 million pre-tax related to vacating leased facilities, which are cash obligations pertaining to non-cancelable lease obligations and lease termination penalties. The charge also included approximately $5 million pre-tax of non-cash asset write-downs. As of December 31, 2001, Connecticut General paid $3 million related to severance and vacating leased facilities under this program.

     Connecticut General expects this restructuring program to be substantially completed during 2002. The table below indicates Connecticut General's restructuring activity (pre-tax) for this program.

------------------------------------------------------------------------------------------
                                                   Severance
                                            -----------------------
                                                 No. of                   Real       Total
(Dollars in millions)                         Employees        Cost     Estate      Charge
------------------------------------------------------------------------------------------
Fourth quarter 2001 charge ..............      1,250        $20         $20        $40
Fourth quarter reductions:
Employees ...............................       (180)        (2)                    (2)
Lease costs .............................                                (1)        (1)
Asset write-downs .......................                                (5)        (5)
------------------------------------------------------------------------------------------
Balance as of December 31, 2001 .........      1,070        $18         $14        $32
-----------------------------------------------===========================================

NOTE 6 -- INVESTMENTS

     Connecticut General's investments, as recorded on the balance sheet, include policyholder share. Policyholder share includes the investment assets related to both experience-rated pension policyholder contracts and participating life insurance policies. See Note 8(B) for discussion on the investment gains and losses associated with policyholder share.

     A) Fixed Maturities: The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, were as follows at December 31, 2001:


------------------------------------------------------------------------------
                                                          Amortized       Fair
(In millions)                                                  Cost      Value
------------------------------------------------------------------------------
Due in one year or less .............................     $   750      $   758
Due after one year through five years ...............       4,767        4,949
Due after five years through ten years ..............       5,282        5,499
Due after ten years .................................       2,859        3,092
Mortgage- and other asset-backed securities .........       5,042        5,053
------------------------------------------------------------------------------
Total ...............................................     $18,700      $19,351
----------------------------------------------------------====================

     Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations, with or without penalties. Also, in some cases Connecticut General may extend maturity dates.

     Gross unrealized appreciation (depreciation) on fixed maturities, including policyholder share, by type of issuer was as follows:

--------------------------------------------------------------------------------------------
                                                          December 31, 2001
--------------------------------------------------------------------------------------------
                                           Amortized     Unrealized     Unrealized      Fair
(In millions)                                   Cost   Appreciation   Depreciation     Value
--------------------------------------------------------------------------------------------
Federal government and agency ..........   $   610       $  168         $ --        $   778
State and local government .............       160            9              (1)        168
Foreign government .....................       273           21           (11)          283
Corporate ..............................    12,615          662          (208)       13,069
Federal agency mortgage-backed .........       582           14              (3)        593
Other mortgage-backed ..................     2,130           53           (50)        2,133
Other asset-backed .....................     2,330           75           (78)        2,327
--------------------------------------------------------------------------------------------
Total ..................................   $18,700       $1,002         $(351)      $19,351
-------------------------------------------================================================

--------------------------------------------------------------------------------------------
                                                          December 31, 2000
--------------------------------------------------------------------------------------------
Federal government and agency ..........   $   439       $  216         $ --        $   655
State and local government .............       151            9              (1)        159
Foreign government .....................       246           11              (4)        253
Corporate ..............................    11,228          428          (249)       11,407
Federal agency mortgage-backed .........       525           14           --            539
Other mortgage-backed ..................     1,924           39           (24)        1,939
Other asset-backed .....................     2,935           62          (110)        2,887
-------------------------------------------------------------------------------------------
Total ..................................   $17,448       $  779         $(388)      $17,839
-----------------------------------------==================================================

     As of December 31, 2001 Connecticut General had commitments to purchase $56 million of fixed maturities. Most of these commitments are to purchase unsecured investment grade bonds bearing interest at a fixed market rate. These bond commitments are diversified by issuer and maturity date. Connecticut General expects to disburse the committed amounts in 2002.

     B) Mortgage Loans and Real Estate: Connecticut General's mortgage loans and real estate investments are diversified by property type, location, and, for mortgage loans, borrower. Mortgage loans, which are secured by the related property, are generally made at less than 70% of the property's value.

     At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

-------------------------------------------------------
(In millions)                          2001        2000
-------------------------------------------------------
Mortgage loans ..................    $9,077      $8,998
                                     ------      ------
Real estate:
 Held for sale ..................       230         232
 Held to produce income .........       182         276
                                     ------      ------
Total real estate ...............       412         508
-------------------------------------------------------
Total ...........................    $9,489      $9,506
-------------------------------------==================

     At December 31, mortgage loans and real estate investments were distributed among the following property types and geographic regions:

(In millions)                         2001      2000
----------------------------------------------------
Property type:
 Retail facilities ...........    $2,935      $2,938
 Office buildings ............     3,944       4,024
 Apartment buildings .........     1,172       1,129
 Industrial ..................       685         593
 Hotels ......................       519         572
 Other .......................       234         250
----------------------------------------------------
Total ........................    $9,489      $9,506
----------------------------------==================
Geographic region:
 Central .....................    $2,639      $2,878
 Pacific .....................     1,883       2,026
 South Atlantic ..............     1,794       1,662
 Middle Atlantic .............     1,550       1,494
 Mountain ....................       789         630
 Other .......................       834         816
----------------------------------------------------
Total ........................    $9,489      $9,506
----------------------------------==================

     Mortgage loans. At December 31, 2001, scheduled mortgage loan maturities were as follows (in billions): $1.1 in 2002, $1.5 in 2003, $1.4 in 2004, $1.1 in 2005, $1.1 in 2006, and $2.9 thereafter.

     Actual maturities could differ from contractual maturities for several reasons: borrowers may have the right to prepay obligations, with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced.

     As of December 31, 2001, Connecticut General had commitments to extend credit under commercial mortgage loan agreements of $66 million, most of which were at a fixed market rate of interest. Connecticut General expects to disburse the committed amounts in 2002.

     At December 31, impaired mortgage loans and valuation reserves were as follows:

-----------------------------------------------------------------------
(In millions)                                           2001       2000
-----------------------------------------------------------------------
Impaired loans with no valuation reserves .........    $ 105      $  55
Impaired loans with valuation reserves ............       94        169
                                                       -----      -----
Total impaired loans ..............................      199        224
Less valuation reserves ...........................      (14)       (35)
-----------------------------------------------------------------------
Net impaired loans ................................    $ 185      $ 189
-------------------------------------------------------================

     During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

------------------------------------------------------------------
(In millions)                                       2001      2000
------------------------------------------------------------------
Reserve balance -- January 1 ................     $ 35         $11
Transfers to foreclosed real estate .........      (20)         (5)
Charge-offs upon sales ......................       (5)         (1)
Net change in reserves ......................        4          30
------------------------------------------------------------------
Reserve balance -- December 31 ..............     $ 14         $35
--------------------------------------------------================

     Impaired mortgage loans, before valuation reserves, averaged approximately $198 million in 2001, and $255 million in 2000. Interest income recorded (cash received) on impaired loans was approximately $6 million in 2001 and $17 million in 2000.

     During 1999, Connecticut General refinanced approximately $96 million of its mortgage loans at then-current market rates for borrowers unable to obtain alternate financing. There were no such refinancings in 2001 or 2000.

     Real estate. During 2001, non-cash investing activities included $102 million of real estate acquired through foreclosure of mortgage loans, compared to $73 million for 2000 and $13 million for 1999. The total of valuation reserves and cumulative write-downs related to real estate, including policyholder share, was $89 million at the end of 2001, compared to $69 million at the end of 2000. Net investment income from real estate held for sale (excluding policyholder share) was $8 million for 2001, $4 million for 2000 and $6 million for 1999. Write downs upon foreclosure and changes in valuation reserves were $4 million after-tax (excluding policyholder share) for 2001 and 2000, and less than $1 million for 1999.

     As of December 31, 2001, Connecticut General had commitments to purchase $49 million of real estate investments, diversified by property type and geographic region. Connecticut General expects to disburse approximately 76% of the committed amounts in 2002.

     C) Short-Term Investments and Cash Equivalents: Short-term investments and cash equivalents were primarily corporate securities of $666 million, other asset backed securities of $147 million and federal government bonds of $46 million at December 31, 2001. Connecticut General's short-term investments and cash equivalents at December 31, 2000 included $371 million in corporate securities, $149 million in money market funds and $49 million in federal government bonds.

     D) Net Unrealized Appreciation (Depreciation) on Investments: Unrealized appreciation (depreciation) on investments carried at fair value at December 31 was as follows:

-----------------------------------------------------------------------
(In millions)                                          2001        2000
-----------------------------------------------------------------------
Unrealized appreciation:
 Fixed maturities ...............................    $1,002      $  779
 Equity securities ..............................        26          18
                                                     ------      ------
                                                      1,028         797
                                                     ------      ------
Unrealized depreciation:
 Fixed maturities ...............................      (351)       (388)
 Equity securities ..............................       (23)        (22)
                                                     ------      ------
                                                       (374)       (410)
                                                     ------      ------
                                                        654         387
Less policyholder-related amounts ...............       462         321
                                                     ------      ------
Shareholder net unrealized appreciation .........       192          66
Less deferred income taxes ......................        81          34
-----------------------------------------------------------------------
Net unrealized appreciation .....................    $  111      $   32
-----------------------------------------------------==================

     E) Non-Income Producing Investments: As of December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding twelve months were as follows:

------------------------------------------------------
(In millions)                            2001     2000
------------------------------------------------------
Fixed maturities ....................    $ 40     $  8
Mortgage loans ......................       1        1
Real estate .........................     122      156
Other long-term investments .........      90       47
------------------------------------------------------
Total ...............................    $253     $212
-----------------------------------------=============

     F) Concentration of Risk: As of December 31, 2001 and 2000, Connecticut General did not have a concentration of investments in a single issuer or borrower exceeding 10% of shareholder's equity.

     G) Derivative Financial Instruments: Connecticut General's investment strategy is to manage the characteristics of investment assets (such as duration, yield, currency, and liquidity) to meet the varying demands of the related insurance and contractholder liabilities (such as paying claims, investment returns and withdrawals). As part of this investment strategy, Connecticut General typically uses derivatives to minimize interest rate, foreign currency and equity price risks. Connecticut General routinely monitors exposure to credit risk associated with derivatives and diversifies the portfolio among approved dealers of high credit quality to minimize credit risk. Connecticut General also writes reinsurance contracts to minimize customers' market risks and insurance contracts that credit income to policyholders based on the change in an equity index.

     As of January 1, 2001, Connecticut General implemented SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." At implementation, SFAS No. 133 had an immaterial effect on Connecticut General's consolidated financial statements, increasing net income and accumulated other comprehensive income each by less than $1 million. SFAS No. 133 allows companies to use hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, the changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

     Beginning on January 1, 2001, Connecticut General accounts for derivative instruments as follows:

     o Derivatives are reported on the balance sheet at fair value with changes in fair values reported in net income or accumulated other comprehensive income.

     o Changes in the fair value of derivatives that hedge market risk related to future cash flows -- and that qualify for hedge accounting -- are reported in a separate caption in accumulated other comprehensive income. These hedges are referred to as cash flow hedges.

     o A change in the fair value of a derivative instrument may not always equal the change in the fair value of the hedged item; this difference is referred to as hedge ineffectiveness. Where hedge accounting is used, Connecticut General reflects hedge ineffectiveness in net income (generally as part of realized investment gains and losses).

     o Features of certain investments and obligations are accounted for as derivatives, such as certain fixed maturities' investment returns that are based on the performance of commercial loan pools. As permitted under SFAS No. 133, derivative accounting has not been applied to such features of investments or obligations existing before January 1, 1999.

     In 2001, Connecticut General recorded $12 million pre-tax in realized investment losses for embedded derivatives whose fair value is based on the performance of underlying commercial loan pools. The effects of other derivatives were not material to Connecticut General's consolidated results of operations, liquidity or financial condition for 2001, 2000 or 1999.

     The table below presents information about the nature and accounting treatment of Connecticut General's primary derivative financial instruments. Derivatives in Connecticut General's separate accounts are not included because associated gains and losses generally accrue directly to policyholders.

----------------------------------------------------------------------------------------------------------------------
                                                                                         Accounting Policy
                                                                                         (Beginning
Instrument   Risk            Purpose                       Cash Flows                    January 1, 2001*)
----------------------------------------------------------------------------------------------------------------------
Swaps        Interest rate   Connecticut General           Connecticut General           Using cash flow hedge
             and foreign     hedges the interest or        periodically exchanges        accounting, fair values are
             currency        foreign currency cash         cash flows between            reported in other long-
             risk            flows of fixed maturities     variable and fixed interest   term investments or other
                             to match associated           rates or between two          liabilities and other
                             liabilities. Currency swaps   currencies for both           comprehensive income.
                             are primarily euros for       principal and interest.       Net interest cash flows are
                             periods of up to 20 years.                                  reported in net investment
                                                                                         income.
----------------------------------------------------------------------------------------------------------------------
Forward      Interest rate   Connecticut General           Connecticut General           Fair values are reported
Swaps        risk            hedges fair value changes     periodically exchanges        in other long-term
                             of fixed maturity and         the difference between        investments or other
                             mortgage loan                 variable and fixed rate       liabilities and in
                             investments primarily         asset cash flows, to begin    contractholder deposit
                             related to experience-rated   at a designated future        fund liabilities, with no
                             pension policyholder          date.                         effect on net income.
                             contracts.
                             ----------------------------------------------------------------------------------------
                             Connecticut General           Connecticut General           Fair values of the forward
                             hedges fair value changes     receives (pays) cash          swaps are reported in
                             of mortgage loan              in the amount of fair         other assets or liabilities,
                             participations to be sold.    value changes when            with changes reported in
                                                           the mortgage loan             other revenues or other
                                                           participation is sold.        operating expenses.
----------------------------------------------------------------------------------------------------------------------
Futures      Interest rate   Connecticut General           Connecticut General           Using cash flow hedge
             risk            hedges fair value changes     receives (pays) cash          accounting, fair value
                             of fixed maturity and         daily in the amount of        changes are reported in
                             mortgage loan                 the change in fair value      other comprehensive
                             investments to be             of the futures contract.      income and amortized into
                             purchased.                                                  net investment income
                                                                                         over the life of the
                                                                                         investments purchased.
----------------------------------------------------------------------------------------------------------------------
Embedded     Interest rate   Connecticut General           Connecticut General           Fair values of the
Swaps        and credit      purchases fixed maturities    receives cash based on        embedded return features
             risk            with investment return        the performance of            are reported in fixed
                             features that are based on    underlying commercial         maturities, with changes
                             the performance of            loan pools.                   reported in realized gains
                             underlying commercial                                       and losses.
                             loan pools.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                                                     Accounting Policy
                                                                                     (Beginning
Instrument   Risk        Purpose                       Cash Flows                    January 1, 2001*)
----------------------------------------------------------------------------------------------------------------------
Written      Primarily   Connecticut General writes    Connecticut General           Fair values are reported in
and          equity      reinsurance contracts         receives (pays) an            other liabilities and other
Purchased    risk        to guarantee minimum          up-front fee and will         assets. Changes in fair
Options                  income benefits resulting     periodically pay (receive)    value are reported in
                         from unfavorable changes      cash resulting from the       other revenues or other
                         in variable annuity account   unfavorable changes in        operating expenses.
                         values based on               account values when
                         underlying mutual funds.      account holders elect to
                         Connecticut General           receive minimum income
                         purchases reinsurance         payments.
                         contracts to hedge the
                         market risks assumed.
                         These contracts are
                         accounted for as written
                         and purchased options.
                         --------------------------------------------------------------------------------------------
                         Connecticut General           Under written options,        Fair values of written
                         writes certain universal      Connecticut General may       options are reported in
                         life insurance contracts      be required to make           contractholder deposit
                         that credit income to         payments to policyholders     funds, with changes
                         policyholders based on        at the end of the contract,   reported in benefit
                         the change in an equity       depending on the change       expense. Fair values of
                         index. Connecticut General    in an equity index. Under     purchased options are
                         purchases options to          purchased options,            reported in other assets
                         hedge the effect of income    Connecticut General pays      or liabilities, with changes
                         credited under these          an up-front fee to third      reported in other revenues
                         contracts.                    parties, and may receive      or other operating
                                                       cash at the end of the        expenses.
                                                       contract based on the
                                                       change in this equity
                                                       index.
----------------------------------------------------------------------------------------------------------------------

* Prior to January 1, 2001, accounting policies differed as follows: the fair value of swaps was reported with fixed maturities; changes in fair value of embedded swaps were included in other comprehensive income with the fair value of fixed maturities; changes in the fair value of futures were reported with fixed maturities and mortgage loan investments; and purchased options were reported in benefit expense at amortized cost adjusted for any change in equity indexes.

NOTE 7 -- ACCUMULATED OTHER COMPREHENSIVE INCOME

     Changes in accumulated other comprehensive income (which exclude policyholder share) were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                                                 Tax
                                                                                           (Expense)
(In millions)                                                                   Pre-Tax      Benefit      After-Tax
-------------------------------------------------------------------------------------------------------------------
2001
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities:
 Unrealized depreciation on securities held .............................     $ (96)        $ 33          $ (63)
 Losses realized on securities ..........................................       224          (78)           146
 Reclassification to establish separate caption for derivatives .........        (6)           2             (4)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities .................................     $ 122         $(43)         $  79
------------------------------------------------------------------------------=====================================
Net unrealized appreciation, derivatives:
 Reclassification to establish separate caption for derivatives .........     $   6         $ (2)         $   4
 Unrealized appreciation on derivatives held ............................         8           (3)             5
------------------------------------------------------------------------------=====================================
Net unrealized appreciation, Derivatives ................................     $  14         $ (5)         $   9
------------------------------------------------------------------------------=====================================
Net translation of foreign Currencies ...................................     $ (11)        $  4          $  (7)
------------------------------------------------------------------------------=====================================
2000
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities:
 Unrealized appreciation on securities held .............................     $  87         $(30)         $  57
 Losses realized on securities ..........................................        31          (11)            20
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities .................................     $ 118         $(41)         $  77
------------------------------------------------------------------------------=====================================
Net translation of foreign currencies ...................................     $   2         $ (1)         $   1
------------------------------------------------------------------------------=====================================
1999
-------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation, securities:
 Unrealized depreciation on securities held .............................     $(406)        $142          $(264)
 Losses realized on securities ..........................................         1          --               1
-------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation, securities .................................     $(405)        $142          $(263)
------------------------------------------------------------------------------=====================================
Net translation of foreign currencies ...................................     $  (2)        $  1          $  (1)
------------------------------------------------------------------------------=====================================

NOTE 8 -- INVESTMENT INCOME AND GAINS AND LOSSES

     A) Net Investment Income: The components of net investment income, including policyholder share, for the year ended December 31 were as follows:

----------------------------------------------------------------------------
(In millions)                                  2001        2000        1999
----------------------------------------------------------------------------
Fixed maturities ........................    $1,429      $1,391      $1,336
Equity securities .......................         1           4           2
Mortgage loans ..........................       713         714         754
Policy loans ............................       208         200         257
Real estate .............................        90         108         148
Other long-term investments .............        36          37          22
Short-term investments and cash .........        43          40          39
                                             ------      ------      ------
                                              2,520       2,494       2,558
Less investment expenses ................        79          99         137
---------------------------------------------------------------------------
Net investment income ...................    $2,441      $2,395      $2,421
---------------------------------------------==============================

     Net investment income attributable to policyholder contracts (which is included in Connecticut General's revenues and is primarily offset by amounts included in benefits, losses and settlement expenses) was approximately $1.5 billion for 2001 and $1.4 billion for 2000 and 1999. Net investment income for separate accounts (which is not reflected in Connecticut General's revenues) was $1.0 billion for 2001, $2.0 billion for 2000 and $1.7 billion for 1999.

     Fixed maturities and mortgage loans on which Connecticut General recognizes interest income only when cash is received (referred to as non-accrual investments), including policyholder share, were as follows at December 31:

--------------------------------------------------------
(In millions)                              2001     2000
--------------------------------------------------------
Restructured ..........................    $249     $159
Delinquent ............................      61       49
--------------------------------------------------------
Total non-accrual investments .........    $310     $208
-------------------------------------------=============

     For 2001 and 2000, net investment income was $18 million and $8 million lower, respectively, than it would have been if interest on non-accrual investments had been recognized in accordance with the original terms of these investments.

     In 1999, net investment income was $9 million higher than it would have been under the original terms of these investments, because Connecticut General collected unrecognized interest income due in an earlier year.

     B) Realized Investment Gains and Losses: Realized gains and losses on investments, excluding policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------
(In millions)                                          2001          2000         1999
--------------------------------------------------------------------------------------
Fixed maturities ...............................      $(214)         $(34)         $(3)
Equity securities ..............................        (10)            3            2
Mortgage loans .................................         (1)           (5)          (1)
Real estate ....................................        (11)           22            5
Other ..........................................         11             3            4
                                                      -------        ------        ---
                                                       (225)          (11)           7
Less income tax benefits .......................        (79)           (4)          (1)
--------------------------------------------------------------------------------------
Net realized investment gains (losses) .........      $(146)         $ (7)         $ 8
------------------------------------------------------================================

     Realized investment gains and losses included impairments in the value of investments, net of recoveries, of $185 million in 2001, $32 million in 2000 and $9 million in 1999.

     Realized investment gains and losses that are not reflected in Connecticut General's revenues for the year ended December 31 were as follows:

-------------------------------------------------------------------
(In millions)                          2001        2000        1999
-------------------------------------------------------------------
Separate accounts ..............     $ (810)     $1,788      $2,253
Policyholder contracts .........     $ (104)     $  (60)     $   31
-------------------------------------------------------------------

     Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------
(In millions)                        2001        2000        1999
-----------------------------------------------------------------
Proceeds from sales ...........    $1,798      $2,137      $2,360
Gross gains on sales ..........    $   60      $   63      $   65
Gross losses on sales .........    $ (130)     $  (51)     $  (26)
-----------------------------------------------------------------

NOTE 9 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

     The Connecticut Insurance Department, which regulates Connecticut General, prescribes accounting practices (which differ in some respects from generally accepted accounting principles) to determine statutory net income and surplus.

     Connecticut General's statutory net income for the year ended, and surplus as of, December 31 were as follows:

------------------------------------------------------
(In millions)             2001        2000        1999
------------------------------------------------------
Net income .........    $  358      $  643      $  759
Surplus ............    $2,157      $2,011      $1,934
------------------------------------------------------

     Connecticut General is subject to regulatory restrictions that limit the amount of annual dividends or other distributions (such as loans or cash advances) it may extend to its shareholder without prior approval of regulatory authorities. The maximum dividend distribution that Connecticut General may make during 2002 without prior approval is $579 million. The amount of net assets that could not be distributed without prior approval as of December 31, 2001 was approximately $3.4 billion.

     Connecticut General's capital stock consisted of 5,978,322 shares of common stock authorized and outstanding as of December 31, 2001 and 2000 (par value $5).

NOTE 10 -- INCOME TAXES

     Management believes that Connecticut General's taxable income in future years will be sufficient to realize Connecticut General's net deferred tax assets of $663 million as of December 31, 2001, and $1.1 billion as of December 31, 2000. This determination is based on Connecticut General's earnings history and future expectations.

     Through 1983, a portion of Connecticut General's statutory income was not subject to current income taxation, but was accumulated in a designated policyholders' surplus account. Additions to the account were no longer permitted beginning in 1984. Connecticut General's existing account balance of $450 million would result in a $158 million tax liability only if it were distributed or treated as distributed to shareholders as defined by the Internal Revenue Code. Connecticut General has not provided taxes on this amount because management believes it is remote that conditions requiring taxation will be met.

     CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service. In management's opinion, adequate tax liabilities have been established for all years.

     Deferred income tax assets and liabilities as of December 31 were as follows:

----------------------------------------------------------------------------
(In millions)                                                2001       2000
----------------------------------------------------------------------------
Deferred tax assets:
 Investments, net .......................................    $291     $  323
 Employee and retiree benefit plans .....................     234        214
 Deferred gains on sales of businesses ..................     180        251
 Policy acquisition expenses ............................     133        121
 Other insurance and contractholder liabilities .........      66        232
 Other ..................................................      17         10
                                                             ----     ------
Total deferred tax assets ...............................     921      1,151
                                                             ----     ------
Deferred tax liabilities:
 Depreciation and amortization ..........................     177         63
 Unrealized appreciation on investments .................      81         34
                                                             ----     ------
 Total deferred tax liabilities .........................     258         97
----------------------------------------------------------------------------
Net deferred income tax assets ..........................    $663     $1,054
-------------------------------------------------------------===============

     Current income taxes receivable were $94 million as of December 31, 2001. As of December 31, 2000, current income taxes payable were $31 million.

     The components of income taxes for the year ended December 31 were as follows:

------------------------------------------------------------
(In millions)                      2001        2000     1999
------------------------------------------------------------
Current taxes (benefits):
 U.S. income ...............     $11        $  478      $258
 Foreign income ............       1             2         6
 State income ..............      (5)            4         4
                                 ------     ------      ----
                                   7           484       268
                                 -----      ------      ----
Deferred taxes (benefits):
 U. S. income ..............     339          (164)       90
                                 -----      ------      ----
                                 339          (164)       90
------------------------------------------------------------
Total income taxes .........     $346       $  320      $358
---------------------------------===========================

     Total income taxes for the year ended December 31 were different from the amount computed using the nominal federal income tax rate of 35% for the following reasons:

---------------------------------------------------------------------------------------------------
(In millions)                                                      2001          2000         1999
---------------------------------------------------------------------------------------------------
Tax expense at nominal rate ..................................     $369          $351          $371
Dividends received deduction .................................      (13)          (13)           (9)
Amortization of goodwill .....................................        5             5             5
Tax-exempt interest income ...................................       (4)           (4)           (4)
State income tax (net of federal income tax benefit) .........       (2)            2             3
Resolved federal tax audit issues ............................       --           (17)          --
Other ........................................................       (9)           (4)           (8)
---------------------------------------------------------------------------------------------------
Total income taxes ...........................................     $346          $320          $358
-------------------------------------------------------------------================================

NOTE 11 -- PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     A) Pension and Other Postretirement Benefit Plans: Connecticut General provides pension, health care and life insurance benefits to eligible retired employees, spouses and other eligible dependents through various plans which are sponsored by CIGNA.

     Pension benefits are provided through a plan covering most domestic employees and by a separate pension plan for former agents. CIGNA funds the pension plans at least at the minimum amount required by the Employee Retirement Income Security Act of 1974. The allocated pension cost for Connecticut General was $7 million in 2001 and $19 million in 1999. A pension credit of $5 million was allocated to Connecticut General in 2000. Connecticut General held assets for these plans totaling approximately $1.6 billion at December 31, 2001, and $1.8 billion at December 31, 2000.

     Expense for postretirement benefits other than pensions allocated to Connecticut General totaled $8 million for 2001 and 2000, and $6 million for 1999. The other postretirement benefit liability included in accounts payable, accrued expenses and other liabilities was $361 million as of December 31, 2001, and $369 million as of December 31, 2000.

     B) 401(k) Plans: CIGNA sponsors several 401(k) plans in which CIGNA matches a portion of employees' pre-tax contributions. Participants may invest in CIGNA common stock, several diversified stock funds, a bond fund and a fixed-income fund.

     CIGNA may elect to increase its matching contributions if CIGNA's annual performance meets certain targets. A substantial amount of CIGNA's matching contributions are invested in CIGNA common stock. Connecticut General's allocated expense for these plans was $28 million for 2001, $23 million for 2000 and $20 million for 1999.

NOTE 12 -- REINSURANCE

     In the normal course of business, Connecticut General enters into agreements with other insurance companies to assume and cede reinsurance. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses. Reinsurance does not relieve the originating insurer of liability. Connecticut General evaluates the financial condition of its reinsurers and monitors their concentrations of credit risk to confirm that Connecticut General and its reinsurers are not unduly exposed to risk in the same geographic regions or industries.

     Individual Life and Annuity Reinsurance. Connecticut General had a reinsurance recoverable of $5.6 billion at December 31, 2001, and $5.9 billion at December 31, 2000, from Lincoln National Corporation that arose from the 1998 sale of Connecticut General's individual life insurance and annuity business to Lincoln through an indemnity reinsurance arrangement. See Note 3 for information about this sale.

     Unicover. The run-off reinsurance operations include an approximate 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Managers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (also known as retrocessional) coverage. The retrocessionaires have commenced arbitration in the United States against Unicover and the pool members, seeking rescission or damages.

     The arbitration is scheduled for 2002. The outcome is uncertain. If the arbitration results are unfavorable, Connecticut General could incur losses material to its consolidated results of operations. However, management does not expect the arbitration results to have a material adverse effect on Connecticut General's liquidity or financial condition.

     Other Reinsurance. Connecticut General could have losses if reinsurers fail to indemnify Connecticut General on other reinsurance arrangements, whether because of reinsurer insolvencies or contract disputes. However, management does not expect charges for other unrecoverable reinsurance to have a material effect on Connecticut General's consolidated results of operations, liquidity or financial condition.

     Effects of Reinsurance. In Connecticut General's consolidated income statements, premiums and fees were net of ceded premiums, and benefits, losses and settlement expenses were net of reinsurance recoveries, in the following amounts:

--------------------------------------------------------------------------------------------------
(In millions)                                                         2001        2000        1999
--------------------------------------------------------------------------------------------------
Premiums and fees
Short duration contracts:
 Direct ........................................................    $5,355      $4,801      $4,248
 Assumed .......................................................       729         707         651
 Ceded .........................................................      (153)       (127)       (105)
                                                                    ------      ------      ------
                                                                     5,931       5,381       4,794
                                                                    ------      ------      ------
Long-duration contracts:
 Direct ........................................................     1,518       1,643       1,750
 Assumed .......................................................       504         698         635
 Ceded:
   Individual life insurance and annuity business sold .........      (386)       (461)       (462)
   Other .......................................................       (98)       (189)       (144)
                                                                    ------      ------      ------
                                                                     1,538       1,691       1,779
--------------------------------------------------------------------------------------------------
Total ..........................................................    $7,469      $7,072      $6,573
--------------------------------------------------------------------==============================

---------------------------------------------------------------------------------------
(In millions)                                                    2001     2000     1999
---------------------------------------------------------------------------------------
Reinsurance recoveries
Individual life insurance and annuity business sold .........    $269     $308     $362
Other .......................................................     262      222      194
---------------------------------------------------------------------------------------
Total .......................................................    $531     $530     $556
-----------------------------------------------------------------======================

     The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the recognized premium and fees amounts shown in the above table.

NOTE 13 -- LEASES AND RENTALS

     Rental expenses for operating leases, principally for office space, amounted to $56 million in 2001, $45 million in 2000 and $42 million in 1999.

     As of December 31, 2001, future net minimum rental payments under non-cancelable operating leases were approximately $250 million, payable as follows (in millions): $56 in 2002, $43 in 2003, $39 in 2004, $29 in 2005, $24
in 2006 and $59 thereafter.

NOTE 14 -- SEGMENT INFORMATION

     Operating segments generally reflect groups of related products. Connecticut General measures the financial results of its segments using operating income (net income excluding after-tax realized investment results). Connecticut General's operations are not materially dependent on one or a few customers, brokers or agents.

     Connecticut General presents segment information as follows:

     Employee Health Care, Life and Disability Benefits which combines Connecticut General's Health Care and Group Insurance segments, offers a range of indemnity group health and managed care products and services through guaranteed cost, experience-rated and alternative funding arrangements such as administrative services only and minimum premium plans. This segment also offers group life and disability coverages.

     Employee Retirement Benefits and Investment Services provides investment products and professional services primarily to sponsors of qualified pension, profit sharing and retirement savings plans. This segment also provides certain corporate and variable life insurance products.

     Other Operations consist of:

     o the deferred gains recognized from both the 1998 sale of the individual life insurance and annuity business and the 2000 sale of certain reinsurance operations;

     o corporate life insurance on which policy loans are outstanding (leveraged corporate life insurance);

     o reinsurance operations (consisting of the sold reinsurance operations prior to the date of sale and the run-off reinsurance business);

     o settlement annuity business; and

     o the amount received from the resolution of federal tax audits, as discussed in Note 10.

     Connecticut General measures the financial results of its segments using operating income (which is defined as net income excluding after-tax realized investment results). Connecticut General determines operating income for each segment consistent with the accounting policies for the consolidated financial statements. Connecticut General allocates other corporate general, administrative and systems expenses on systematic bases. Income taxes are generally computed as if each segment were filing separate income tax returns.

     Segment reporting changes. Beginning January 1, 2000, Connecticut General combined the operations of a new business initiative (the results of which had been previously reported in Other Operations) with a business that is reported in the Employee Health Care, Life and Disability Benefits segment. Results for the year ended December 31, 1999, have been reclassified to conform to this presentation.

Summarized segment financial information for the year ended and as of December
                                                             31 was as follows:

---------------------------------------------------------------------------------------
(In millions)                                              2001        2000        1999
---------------------------------------------------------------------------------------
Employee Health Care, Life and Disability Benefits
Premiums and fees and other revenues ...............    $ 6,987     $ 6,280     $ 5,769
Net investment income ..............................        280         283         267
---------------------------------------------------------------------------------------
Segment revenues ...................................    $ 7,267     $ 6,563     $ 6,036
Income taxes .......................................    $   251     $   220     $   171
Operating income ...................................    $   454     $   394     $   308
Assets under management:
 Invested assets ...................................    $ 3,570     $ 3,464     $ 3,341
 Separate account assets ...........................      1,840       1,943       2,038
---------------------------------------------------------------------------------------
Total ..............................................    $ 5,410     $ 5,407     $ 5,379
---------------------------------------------------------------------------------------
Employee Retirement Benefits and Investment Services
Premiums and fees and other revenues ...............    $   310     $   334     $   251
Net investment income ..............................      1,667       1,609       1,596
---------------------------------------------------------------------------------------
Segment revenues ...................................    $ 1,977     $ 1,943     $ 1,847
Income taxes .......................................    $    89     $   102     $   124
Operating income ...................................    $   213     $   248     $   258
Assets under management:
 Invested assets ...................................    $22,756     $21,458     $20,183
 Separate account assets ...........................     31,579      32,033      32,996
---------------------------------------------------------------------------------------
Total ..............................................    $54,335     $53,491     $53,179
---------------------------------------------------------------------------------------
Other Operations
Premiums and fees and other revenues ...............    $   637     $   568     $   664
Net investment income ..............................        494         503         558
---------------------------------------------------------------------------------------
Segment revenues ...................................    $ 1,131     $ 1,071     $ 1,222
Income taxes .......................................    $    85     $     2     $    64
Operating income ...................................    $   187     $    48     $   128
Assets under management:
 Invested assets ...................................    $ 6,552     $ 6,415     $ 6,401
 Separate account assets ...........................      1,798       1,831       2,887
---------------------------------------------------------------------------------------
Total ..............................................    $ 8,350     $ 8,246     $ 9,288
--------------------------------------------------------===============================

---------------------------------------------------------------------------------------------------
(In millions)                                                     2001          2000           1999
---------------------------------------------------------------------------------------------------
Realized Investment Gains (Losses)
Realized investment gains (losses) .......................     $  (225)       $  (11)        $    7
Income tax benefits ......................................         (79)           (4)            (1)
---------------------------------------------------------------------------------------------------
Realized investment gains (losses), net of taxes .........     $  (146)       $   (7)        $    8
---------------------------------------------------------------------------------------------------
Total
Premiums and fees and other revenues .....................     $ 7,934        $7,182         $6,684
Net investment income ....................................       2,441         2,395          2,421
Realized investment gains (losses) .......................        (225)          (11)             7
---------------------------------------------------------------------------------------------------
Total revenues ...........................................     $10,150        $9,566         $9,112
Income taxes .............................................     $   346        $  320         $  358
Operating income .........................................     $   854        $  690         $  694
Realized investment gains (losses), net of taxes .........        (146)             (7)           8
---------------------------------------------------------------------------------------------------
Net income ...............................................     $   708        $  683         $  702
---------------------------------------------------------------------------------------------------
Assets under management
 Invested assets .........................................     $32,878        $31,337       $29,925
 Separate account assets .................................      35,217        35,807         37,921
---------------------------------------------------------------------------------------------------
Total ....................................................     $68,095        $67,144        $67,846
---------------------------------------------------------------=====================================

     Premiums and fees and other revenues by product type were as follows for the year ended December 31:

------------------------------------------------------------------------
(In millions)                               2001        2000        1999
------------------------------------------------------------------------
Medical and Dental Indemnity .........    $5,360      $4,793      $4,388
Group Life ...........................       998       1,118       1,282
Other ................................     1,576       1,271       1,014
------------------------------------------------------------------------
Total ................................    $7,934      $7,182      $6,684
------------------------------------------==============================

     Connecticut General's foreign activities, including premiums and fees, net income, translation adjustments, transaction losses and long-lived assets for the years ended and as of December 31, 2001 2000 and 1999 were not material.

NOTE 15 -- RELATED PARTY TRANSACTIONS

     Connecticut General has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by Connecticut General for this business were $1.7 billion at December 31, 2001 and $1.4 billion at December 31, 2000. Beginning in 2000, Connecticut General has also assumed the settlement annuity and group pension business written by CIGNA Life Insurance Company of New York (CLICNY), another affiliate. Reserves held by Connecticut General for this business were approximately $166 million at December 31, 2001 and $200 million at December 31, 2000.

     Effective January 1, 1999, Connecticut General entered into a contract to assume certain accident and health business from CLICNY. Connecticut General assumed premiums of $700 million in 2001, $602 million in 2000 and $439 million in 1999, and held reserves of $42 million at December 31, 2001, and $30 million at December 31, 2000.

     Connecticut General cedes long-term disability business to LINA. Reinsurance recoverables from LINA were $679 million at December 31, 2001, and $747 million at December 31, 2000. In 1999, as part of this reinsurance arrangement, LINA paid an experience refund of $33 million on an after-tax basis to Connecticut General related to the period 1992-1994.

     Connecticut General has an arrangement with International Rehabilitation Services Inc., an affiliate, to receive certain rehabilitation, utilization review and medical review services. Connecticut General paid $83 million in 2001, $94 million in 2000 and $70 million in 1999 for these services.

     Connecticut General, along with other CIGNA subsidiaries, has entered into arrangements with CIGNA Investments Inc. and TimeSquare Capital Management Inc., for investment advisory services. Fees paid by Connecticut General totaled $58 million in 2001, $50 million in 2000, and $30 million in 1999.

     Connecticut General has an arrangement with CIGNA Health Corporation and its subsidiaries and affiliates to use managed care provider networks and other administrative services for group health benefit plans insured or administered by Connecticut General. Fees paid by Connecticut General totaled $917 million in 2001, $886 million in 2000 and $772 million in 1999.

     Connecticut General had lines of credit available from affiliates totaling $600 million at December 31, 2001 and 2000. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was less than $1 million in 2001, 2000 and 1999. There were no borrowings outstanding under such lines at the end of 2001 and 2000.

     Connecticut General had extended lines of credit to affiliates totaling $600 million at December 31, 2001 and 2000. All loans are payable upon demand with interest rates equivalent to CIGNA's short-term borrowing rate. There were no borrowings outstanding under such lines at the end of 2001 and 2000.

     Connecticut General, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of increasing earnings on short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. Connecticut General had balances in the Account of approximately $900 million at December 31, 2001, and $600 million at December 31, 2000.

     CIGNA allocates to Connecticut General its share of operating expenses incurred at the corporate level. Connecticut General also allocates a portion of its operating expenses to affiliated companies for whom it performs certain administrative services.

NOTE 16 -- CONTINGENCIES

     A) Financial Guarantees: Connecticut General is contingently liable for various financial guarantees provided in the ordinary course of business.

     Separate account assets are contractholder funds maintained in accounts with specific investment objectives. Connecticut General records separate account liabilities equal to separate account assets. In certain cases, Connecticut General guarantees a minimum level of benefits for retirement and insurance contracts written in separate accounts. Connecticut General establishes an additional liability if management believes that Connecticut General will be required to make a payment under these guarantees, which include the following:

     o Connecticut General guarantees that separate account assets will be sufficient to pay certain retiree or life benefits. The sponsoring employers are primarily responsible for ensuring that assets are sufficient to pay these benefits and are required to maintain assets that exceed 102% to 130% of benefit obligations. If employers do not maintain these levels of separate account assets, Connecticut General has the right to redirect the management of the related assets to provide for benefit payments. Benefit obligations under these arrangements were $2.4 billion as of December 31, 2001 and 2000. There were no additional liabilities required as of December 31, 2001 or 2000 for these guarantees.

     o Under arrangements with certain retirement plan sponsors, Connecticut General guarantees that plan participants will receive the value of their accounts if they withdraw their balances. These guarantees could require payment by Connecticut General in the event that a significant number of plan participants withdraw their accounts when the market value of the related assets is less than the plan participant account values at the time of withdrawal. Participant account values under these arrangements were $1.8 billion as of December 31, 2001, and $1.9 billion as of December 31, 2000. There were no additional liabilities required as of December 31, 2001 or 2000 for these guarantees.

     o Connecticut General guarantees a minimum level of earnings (based on investment, mortality and retirement experience) for a group annuity contract. If the actual investment return is less than the minimum guaranteed level, Connecticut General is required to fund the difference. The guaranteed benefit obligation was $334 million as of December 31, 2001, and $343 million as of December 31, 2000. Connecticut General had additional liabilities of $14 million and $13 million for this guarantee as of December 31, 2001 and 2000, respectively.

     Connecticut General does not expect that these guarantees will have a material adverse effect on Connecticut General's consolidated results of operations, liquidity or financial condition.

     The management fee that Connecticut General charges to separate accounts includes a guarantee fee. These fees are recognized in income as earned.

     As of December 31, 2001, Connecticut General guaranteed $42 million of industrial revenue bond issues, which will mature in 2007. At December 31, 2000, Connecticut General guaranteed $85 million of industrial revenue bonds that had maturities ranging from six to fifteen years. If the issuers default, Connecticut General will be required to make periodic payments based on the original terms of the bonds. Unlike many debt obligations, an event of default under these bonds will not cause the scheduled principal payments to be due immediately.

     B) Regulatory and Industry Developments: Connecticut General's businesses are subject to a changing social, economic, legal, legislative and regulatory environment. Some current issues that may affect Connecticut General's businesses include:

     o initiatives to increase health care regulation;

     o efforts to expand tort liability of health plans;

     o class action lawsuits targeting health care companies including CIGNA;

     o initiatives to restrict insurance pricing and the application of underwriting standards; and

     o efforts to revise federal tax laws.

     Health care regulation. Federal and state legislatures, administrative agencies and courts continue efforts to increase regulation of the health care industry and change its operational practices. Regulatory and operational changes could have an adverse effect on Connecticut General's health care operations if they reduce marketplace competition and innovation or result in increased medical or administrative costs without improving the quality of care. Debate at the federal level over "managed care reform" and "patients' bill of rights" legislation is expected to continue.

     In 2001, the U.S. Senate and House of Representatives passed different versions of "patients' bill of rights" legislation. Congress will attempt to reconcile the two bills in a conference committee. Although both bills provide for independent review of decisions regarding medical care, the bills differ on the circumstances under which lawsuits may be brought against managed care organizations and the scope of their liability.

     Final privacy regulations under the Health Insurance Portability and Accountability Act of 1996 became effective in April 2001. The regulations cover all aspects of the health care delivery system, and address the use and disclosure of individually identifiable health care information. Compliance with the privacy regulations is required by April 2003. Connecticut General expects to undertake significant systems enhancements, training and administrative efforts to satisfy these requirements.

     Other possible regulatory changes that could have an adverse effect on Connecticut General's health care operations include:

     o additional mandated benefits or services that increase costs without improving the quality of care;

     o narrowing of the Employee Retirement Income Security Act of 1974 (ERISA) preemption of state laws;

     o changes in ERISA regulations resulting in increased administrative burdens and costs;

     o additional restrictions on the use of prescription drug formularies;

     o additional privacy legislation and regulation that interferes with the proper use of medical information for research, coordination of medical care and disease management;

     o additional rules establishing the time periods for payment of health care provider claims that vary from state to state; and

     o legislation that would exempt independent physicians from antitrust laws.

     The health care industry is under increasing scrutiny by various state and federal government agencies and may be subject to government efforts to bring criminal actions in circumstances that would previously have given rise only to civil or administrative proceedings.

     Tax benefits for corporate life insurance. In 1996, Congress passed legislation implementing a three-year phase-out period for tax deductibility of policy loan interest for most leveraged corporate life insurance products. As a result, management expects revenues and operating income associated with these products to decline. In 2001, revenues of $287 million and operating income of $33 million were from products affected by this legislation.

     Statutory accounting principles. In 1998, the NAIC adopted standardized statutory accounting principles. The state of Connecticut, in which Connecticut General is domiciled, has adopted these principles effective as of January 1, 2001. The implementation of these principles did not materially impact the ability of Connecticut General to make dividend payments (or other distributions) to CIGNA or to meet obligations under insurance policies.

     Insolvency funds. Many states maintain funds to pay the obligations of insolvent insurance companies. Regulators finance these funds by imposing assessments against insurance companies operating in the state. In some states, insurance companies can recover a portion of these assessments through reduced premium taxes.

     Connecticut General recorded pre-tax charges for continuing operations of $2 million for 2001 and 2000, and $8 million for 1999 (before giving effect to future premium tax recoveries) for insolvency fund and other insurance-related assessments that can be reasonably estimated.

     C) Litigation and Other Legal Matters: Connecticut General and/or its affiliates and several health care industry competitors are defendants in proposed federal and state class action lawsuits. The federal lawsuits allege violations under the Racketeer Influenced and Corrupt Organizations Act and ERISA. A class has been certified in an Illinois state court lawsuit against Connecticut General in which health care providers allege breach of contract and seek increased reimbursements. In addition, Connecticut General is routinely involved in numerous lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs.

     The outcome of litigation and other legal matters is always uncertain. With the possible exception of certain reinsurance arbitration proceedings (discussed in Note 12), Connecticut General does not believe that any legal proceedings currently threatened or pending will result in losses that would be material to its consolidated results of operations, liquidity or financial condition.

                                                PricewaterhouseCoopers LLP
                                                100 Pearl Street
                                                Hartford, CT 06103-4508
                                                Telephone (860) 241-7000
                                                Facsimile (860) 241-7590

[PricewaterhouseCoopers LOGO]


                       Report of Independent Accountants

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02, (hereafter referred to as the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 20, 2002

INVESTMENT INCOME:
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                  Alger American Portfolio Sub-Accounts
                                                              -----------------------------------------------
                                                                                  MidCap           Small
                                                                 Growth           Growth       Capitalization
                                                              -------------    ------------    --------------
ASSETS:
Investment in variable insurance
 funds at fair value                                          $  3,851,061     $  3,247,610    $  2,107,744
Receivable from Connecticut
 General Life Insurance Company                                        163               67             -
                                                              -------------    ------------    --------------
   Total assets                                                  3,851,224        3,247,677       2,107,744
                                                              -------------    ------------    --------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                              -                 -                17
                                                              -------------    ------------    --------------
    Total liabilities                                                 -                 -                17
                                                              -------------    ------------    --------------
    Net assets                                                $  3,851,224     $  3,247,677    $  2,107,727
                                                              =============   =============    ==============

Accumulation units outstanding - Contracts sold before
 May 1, 1998 (RVUL 01)                                              48,361           36,913          33,656
Net asset value per accumulation unit                         $     16.780     $     19.009    $     10.271

Accumulation units outstanding - Contracts sold after
 April 30, 1998 (RVUL 02)                                          309,198          189,519         230,393
Net asset value per accumulation unit                         $      9.831     $     13.434    $      7.648

                                                              -------------    ------------    --------------
Accumulation net assets                                       $  3,851,224     $  3,247,677    $  2,107,727
                                                              =============   =============    ==============

                                                                         CIGNA Variable
                                                                         Products Group
                                                                          Sub-Accounts                 Deutsche VIT - Sub-Accounts
                                                        ----------------------------------------------   ------------------------
                                                          Investment                                       EAFE(R)       Small
                                                          Grade Bond     Money Market       S&P 500     Equity Index  Capitalization
                                                        ----------------------------------------------   ------------------------

ASSETS:
Investment in variable insurance
 funds at fair value                                    $  7,438,041    $ 10,096,155      $ 30,531,477   $   17,284    $  6,637
Receivable from Connecticut
 General Life Insurance Company                                   -               -                 -            -           -
                                                        ------------    ------------      ------------   ----------    ----------
    Total assets                                           7,438,041      10,096,155        30,531,477       17,284       6,637
                                                        ------------    ------------      ------------   ----------    ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                          93             143               271            9           3
                                                        ------------    ------------      ------------   ----------    ----------
    Total liabilities                                             93             143               271            9           3
                                                        ------------    ------------      ------------   ----------    ----------
    Net assets                                          $  7,437,948    $ 10,096,012      $ 30,531,206   $   17,275    $  6,634
                                                        ============    ============      ============   ==========    ==========

Accumulation units outstanding - Contracts sold before
 May 1, 1998 (RVUL 01)                                       387,972         747,403         1,707,196           -           -
Net asset value per accumulation unit                   $     11.527    $     12.173      $     14.353   $    7.934    $ 12.144
Accumulation units outstanding - Contracts sold after
 April 30, 1998 (RVUL 02)                                    252,172          86,471           573,969        2,527         582
Net asset value per accumulation unit                   $     11.761    $     11.540      $     10.502   $    6.836    $ 11.399

                                                        ------------    ------------      ------------   ----------    ----------
Accumulation net assets                                 $  7,437,948    $ 10,096,012      $ 30,531,206   $   17,275    $  6,634
                                                        ============    ============      ============   ==========    ==========

                                                                                                             Fidelity Variable
                                                                               Fidelity Variable Insurance       Insurance
                                                                                      Products Fund           Products Fund ll
                                                                                      Sub-Accounts               Sub-Account
                                                                               ---------------------------    -----------------
                                                                                  Equity-         High           Investment
                                                                                  Income         Income          Grade Bond
                                                                               ------------  -------------    -----------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                           $ 2,026,236    $ 1,133,577       $   3,273,585
Receivable from Connecticut
 General Life Insurance Company                                                         -              -                   75
                                                                               ------------  -------------      ---------------
    Total assets                                                                 2,026,236      1,133,577           3,273,660
                                                                               ------------  -------------      ---------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                                                10             26                 -
                                                                               ------------  -------------      ---------------
    Total liabilities                                                                   10             26                 -
                                                                               ------------  -------------      ---------------
    Net assets                                                                 $ 2,026,226    $ 1,133,551       $   3,273,660
                                                                               ============  =============      ===============
Accumulation units outstanding - Contracts sold before May 1, 1998 (RVUL 01)       121,197         14,373             241,278
Net asset value per accumulation unit                                          $    13.992    $     7.864       $      13.568

Accumulation units outstanding - Contracts sold after April 30, 1998 (RVUL 02)      30,177        143,493                 -
Net asset value per accumulation unit                                          $    10.950    $     7.112       $      12.238
                                                                               ------------  -------------      ---------------
Accumulation net assets                                                        $ 2,026,226    $ 1,133,551       $   3,273,660
                                                                               ============  =============      ===============




                                                      Janus Aspen Series
                                                         Sub-Accounts           MFS Series Sub-Accounts
                                                   ------------------------  --------------------------
                                                                                Emerging        Total
                                                    Balanced     Worldwide       Growth        Return
                                                   ----------  ------------  ------------    ----------
ASSETS:
Investment in variable insurance
 funds at fair value                               $ 179,478   $  5,883,518   $ 1,553,071    $  851,909
Receivable from Connecticut
 General Life Insurance Company                           -             143            -             -
                                                   ----------  ------------   -----------    ----------
    Total assets                                     179,478      5,883,661     1,553,071       851,909
                                                   ----------  ------------   -----------    ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                  10             -            152            38
                                                   ----------  ------------   -----------    ----------
    Total liabilities                                     10             -            152            38
                                                   ----------  ------------   -----------    ----------
    Net assets                                     $ 179,468   $  5,883,661   $ 1,552,919    $  851,871
                                                   ==========  ============   ===========    ==========
Accumulation units outstanding - Contracts sold
 before May 1, 1998 (RVUL 01)                         11,664        187,828        68,160        42,653
Net asset value per accumulation unit              $   9.156   $     15.201   $    14.243    $   14.906

Accumulation units outstanding - Contracts sold
 after April 30, 1998 (RVUL 02)                        8,118        295,203        64,372        19,148
Net asset value per accumulation unit              $   8.952   $     10.259   $     9.043    $   11.285
                                                   ----------  ------------   -----------    ----------
Accumulation net assets                            $ 179,468   $  5,883,661   $ 1,552,919    $  851,871
                                                   ==========  ============   ===========    ==========

                                                                                                               Templeton
                                                                                                                Variable
                                                 Neuberger                                                  Products Series
                                                  Berman         OCC Accumulation Trust - Sub-Accounts      Fund Sub-Account
                                               --------------  -------------------------------------------  ----------------
                                                                                                Small        International-
                                               AMT Partners     Equity         Managed     Capitalization       Class l
                                               --------------  ----------    -----------    -------------  -----------------
ASSETS:
Investment in variable insurance
 funds at fair value                             $  5,448      $ 335,987     $  108,463      $ 1,301,468   $     870,160
Receivable from Connecticut
 General Life Insurance Company                        -              -              -                30              -
                                               --------------  ----------    -----------    -------------  -----------------
    Total assets                                    5,448        335,987        108,463        1,301,498         870,160
                                               --------------  ----------    -----------    -------------  -----------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                3             41             24               -               34
                                               --------------  ----------    -----------    -------------  -----------------
    Total liabilities                                   3             41             24               -               34
                                               --------------  ----------    -----------    -------------  -----------------
    Net assets                                   $  5,445      $ 335,946     $  108,439      $ 1,301,498   $     870,126
                                               ==============  ==========    ===========    =============  =================
Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01)                    574         24,256          8,019           76,124          58,684
Net asset value per accumulation unit            $  9.486      $  13.401     $   13.260      $    16.128   $      11.716

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)                   -           1,074            190            4,760          19,039
Net asset value per accumulation unit            $ 10.000      $  10.141     $   11.090      $    15.498   $       9.590
                                               --------------  ----------    -----------    -------------  -----------------
Accumulation net assets                          $  5,445      $ 335,946     $  108,439      $ 1,301,498   $     870,126
                                               ==============  ==========    ===========    =============  =================

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            Alger American Portfolio Sub-Accounts
                                                      ----------------------------------------------
                                                                         MidCap          Small
                                                          Growth         Growth       Capitalization
                                                      --------------  --------------  --------------
INVESTMENT INCOME:
Dividends                                             $       9,643   $         -     $       1,418

EXPENSES:
Mortality and expense risk                                   24,616          19,992          14,847
Administrative charges                                        3,911           3,217           2,485
                                                      --------------  --------------  --------------
    Net investment gain (loss)                              (18,884)        (23,209)        (15,914)
                                                      --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors          522,899       1,335,192             -
Net realized gain (loss) on share transactions              (51,348)        (68,742)        (82,004)
                                                      --------------  --------------  --------------
   Net realized gain (loss)                                 471,551       1,266,450         (82,004)
Change in net unrealized gain (loss)                       (946,028)     (1,469,841)       (837,746)
                                                      --------------  --------------  --------------
    Net realized and unrealized
      gain (loss) on investments                           (474,477)       (203,391)       (919,750)
                                                      --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                     $    (493,361)  $    (226,600)  $    (935,664)
                                                      ==============  ==============  ==============

                                                                   CIGNA Variable
                                                                   Products Group
                                                                    Sub-Accounts                     Deutsche VIT - Sub-Accounts
                                                   ----------------------------------------------  ------------------------------
                                                     Investment                                        EAFE(R)          Small
                                                     Grade Bond     Money Market      S&P 500       Equity Index   Capitalization
                                                   --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
Dividends                                          $     710,386   $     344,760   $     369,577   $         -     $          38

EXPENSES:
Mortality and expense risk                                47,596          79,581         249,732             515             348
Administrative charges                                     6,647           9,795          31,502              68              42
                                                   --------------  --------------  --------------  --------------  --------------
    Net investment gain (loss)                           656,143         255,384          88,343            (583)           (352)
                                                   --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        19,601             -               -               -               309
Net realized gain (loss) on share transactions            56,524             -          (986,920)        (57,201)        (18,694)
                                                   --------------  --------------  --------------  --------------  --------------
   Net realized gain (loss)                               76,125             -          (986,920)        (57,201)        (18,385)
Change in net unrealized gain (loss)                    (209,722)            -        (3,744,331)         25,368           9,003
                                                   --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized
      gain (loss) on investments                        (133,597)            -        (4,731,251)        (31,833)         (9,382)
                                                   --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $     522,546   $     255,384   $  (4,642,908)  $     (32,416)  $      (9,734)
                                                   ==============  ==============  ==============  ==============  ==============

                                                                            Fidelity Variable
                                              Fidelity Variable Insurance       Insurance
                                                    Products Fund            Products Fund ll
                                                    Sub-Accounts               Sub-Account
                                           -----------------------------    -----------------
                                               Equity-          High          Investment
                                               Income          Income         Grade Bond
                                           -------------    ------------     ----------------
INVESTMENT INCOME:
Dividends                                     $  29,343       $ 154,104        $ 247,091

EXPENSES:
Mortality and expense risk                       14,985           7,908           31,268
Administrative charges                            1,858           1,314            3,757
                                           ------------    -------------    -------------
  Net investment gain (loss)                     12,500         144,882          212,066
                                           ------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                             82,439             -                -
Net realized gain (loss) on
  share transactions                              3,732          (6,588)          48,307
                                           ------------    -------------     ------------
  Net realized gain (loss)                       86,171          (6,588)          48,307
Change in net unrealized gain (loss)           (224,616)       (305,467)          13,438
                                           ------------    -------------     ------------
  Net realized and unrealized
   gain (loss) on investments                  (138,445)       (312,055)          61,745
                                           ------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                           $  (125,945)     $ (167,173)       $ 273,811
                                           =============   =============      ===========

                                                    Janus Aspen Series
                                                      Sub-Accounts             MFS Series Sub-Accounts
                                             ----------------------------   ----------------------------
                                                                               Emerging        Total
                                               Balanced       Worldwide         Growth         Return
                                             ------------  --------------   -------------   ------------
INVESTMENT INCOME:
Dividends                                    $     4,235     $    29,969    $        -      $    9,674

EXPENSES:
Mortality and expense risk                         1,132          44,781         13,146          2,302
Administrative charges                               150           6,320          1,717            331
                                             ------------    ------------   -------------   ------------
   Net investment gain (loss)                      2,953         (21,132)       (14,863)         7,041
                                             ------------    ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                   -               -        107,630          6,935
Net realized gain (loss) on
  share transactions                              (3,367)        (63,646)      (210,664)           599
                                             ------------    ------------   -------------   ------------
 Net realized gain (loss)                         (3,367)        (63,646)      (103,034)         7,534
Change in net unrealized gain (loss)              (6,964)     (1,631,285)      (686,896)        (8,146)
                                             ------------    ------------   -------------   ------------
  Net realized and unrealized
   gain (loss) on investments                    (10,331)     (1,694,931)      (789,930)          (612)
                                             ------------    ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $    (7,378)    $(1,716,063)   $  (804,793)    $    6,429
                                             ============    ============   ============    ============

                                                                                                             Templeton
                                                                                                             Variable
                                         Neuberger                                                        Products Series
                                          Berman             OCC Accumulation Trust - Sub-Accounts       Fund Sub-Account
                                      --------------   -----------------------------------------------  ------------------
                                                                                            Small        International-
                                       AMT Partners         Equity        Managed      Capitalization       Class l
                                      --------------   ---------------  ------------  ----------------  ------------------
INVESTMENT INCOME:
Dividends                              $         36     $       2,074   $     2,425   $      11,756      $         39,203

EXPENSES:
Mortality and expense risk                       49             2,722         1,282          11,797                11,071
Administrative charges                            6               323           152           1,403                 1,427
                                       -------------   ---------------  ------------  ---------------    -----------------
    Net investment gain (loss)                  (19)             (971)          991          (1,444)               26,705
                                       -------------   ---------------  ------------  ---------------    -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
 portfolio sponsors                             340             1,982           -           105,295               293,692)
Net realized gain (loss) on
 share transactions                            (203)            3,876        20,207          31,760              (166,305)
                                       -------------   ---------------  ------------  ---------------    -----------------
   Net realized gain (loss)                     137             5,858        20,207         137,055               127,387)
Change in net unrealized gain (loss)           (339)          (31,094)      (27,372)        (52,456)             (470,444)
                                       -------------   ---------------  ------------  ---------------    -----------------
    Net realized and unrealized
      gain (loss) on investments               (202)          (25,236)       (7,165)         84,599              (343,057)
                                       -------------   ---------------  ------------  ---------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $       (221)    $     (26,207)  $    (6,174)  $      83,155      $       (316,352)
                                       =============   ===============  ============  ===============    =================

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                          Alger American Portfolio Sub-Accounts
                                                    ---------------------------------------------
                                                                        MidCap         Small
                                                        Growth          Growth     Capitalization
                                                    -------------    -----------   --------------
INVESTMENT INCOME:
Dividends                                           $        -       $      -      $         -

EXPENSES:
Mortality and expense risk                                 22,278         12,293           16,002
Administrative charges                                      3,190          1,829            2,555
                                                    -------------    -----------   --------------
   Net investment gain (loss)                             (25,468)       (14,122)         (18,557)
                                                    -------------    -----------   --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        417,669        251,927        1,043,110
Net realized gain (loss) on share transactions           (144,142)      (197,961)        (125,769)
                                                    -------------    -----------   --------------
   Net realized gain (loss)                               273,527         53,966          917,341
Change in net unrealized gain (loss)                     (892,940)        (8,654)      (1,751,035)
                                                    -------------    -----------   --------------

   Net realized and unrealized
     gain (loss) on investments                          (619,413)        45,312         (833,694)
                                                     ------------    -----------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $   (644,881)   $    31,190   $     (852,251)
                                                    =============    ===========   ==============

                                                                   CIGNA Variable
                                                                   Products Group
                                                                    Sub-Accounts                  Deutsche VIT - Sub-Accounts
                                                  --------------------------------------------  -----------------------------
                                                    Investment                                     EAFE(R)         Small
                                                    Grade Bond     Money Market      S&P 500     Equity Index  Capitalization
                                                  -------------   --------------   -----------  -------------  --------------
INVESTMENT INCOME:
Dividends                                         $     371,148   $      242,523   $   786,984    $       -      $      -

EXPENSES:
Mortality and expense risk                               30,265           31,560       308,246         1,793          1,077
Administrative charges                                    4,221            4,017        38,576           216            128
                                                  -------------   --------------   -----------    ----------     ----------
  Net investment gain (loss)                            336,662          206,946       440,162        (2,009)        (1,205)
                                                  -------------   --------------   -----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors          -                -         540,611         4,125            885
Net realized gain (loss) on share transactions              809              -         123,929        (3,357)        (1,019)
                                                  -------------   --------------   -----------    ----------     ----------
   Net realized gain (loss)                                 809              -         664,540           768           (134)
Change in net unrealized gain (loss)                     89,778              -      (5,051,494)      (35,616)        (9,431)
                                                  -------------   --------------   -----------    ----------     ----------
  Net realized and unrealized
   gain (loss) on investments                            90,587              -      (4,386,954)      (34,848)        (9,565)
                                                  -------------   --------------   -----------    ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                 $     427,249   $      206,946   $(3,946,792)   $  (36,857)    $  (10,770)
                                                  =============   ==============   ===========    ==========     ==========

                                                                                           Fidelity Variable
                                                         Fidelity Variable Insurance           Insurance
                                                                Products Fund               Products Fund ll
                                                                Sub-Accounts                  Sub-Account
                                                    -------------------------------------  -----------------
                                                         Equity-               High           Investment
                                                         Income               Income          Grade Bond
                                                    ----------------      ---------------  -----------------
INVESTMENT INCOME:
Dividends                                           $         24,187      $        48,007   $        286,550

EXPENSES:
Mortality and expense risk                                    13,366                8,142             34,964
Administrative charges                                         1,609                1,135              4,278
                                                    ----------------      ---------------   ----------------
   Net investment gain (loss)                                  9,212               38,730            247,308
                                                    ----------------      ---------------   ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors            91,124                  -                  -
Net realized gain (loss) on share transactions                26,555              (18,181)             2,579
                                                    ----------------      ---------------   ----------------
   Net realized gain (loss)                                  117,679              (18,181)             2,579
Change in net unrealized gain (loss)                          35,556             (347,910)           171,110
                                                    ----------------      ---------------   ----------------
   Net realized and unrealized
    gain (loss) on investments                               153,235             (366,091)           173,689
                                                    ----------------      ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $        162,447      $      (327,361)  $        420,997
                                                    ================      ===============   ================

                                                           Janus Aspen Series
                                                               Sub-Accounts              MFS Series Sub-Accounts
                                                    -----------------------------     ----------------------------
                                                                                      Emerging           Total
                                                      Balanced        Worldwide        Growth           Return
                                                    -----------     -------------     -----------    -------------
INVESTMENT INCOME:
Dividends                                           $   4,172       $     133,688     $    88,642    $       7,603

EXPENSES:
Mortality and expense risk                                448              48,988          23,389            1,586
Administrative charges                                     82               6,390           2,908              230
                                                    ---------       -------------     -----------    -------------
  Net investment gain (loss)                            3,642              78,310          62,345            5,787
                                                    ---------       -------------     -----------    -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        837             432,257          66,869            3,648
Net realized gain (loss) on share transactions            (54)           (100,438)        (12,515)           1,344
                                                    ---------       -------------     -----------    -------------
  Net realized gain (loss)                                783             331,819          54,354            4,992
Change in net unrealized gain (loss)                  (10,611)         (1,784,446)       (849,853)          20,021
                                                    ---------       -------------     -----------    -------------
  Net realized and unrealized
   gain (loss) on investments                          (9,828)         (1,452,627)       (795,499)          25,013
                                                    ---------       -------------     -----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $  (6,186)      $  (1,374,317)    $  (733,154)   $      30,800
                                                    =========       =============     ===========    =============

                                                                                                                     Templeton
                                                                                                                      Variable
                                                     Neuberger                                                    Products Series
                                                       Berman         OCC Accumulation Trust - Sub-Accounts      Fund Sub-Account
                                                    ------------    -------------------------------------------  ----------------
                                                                                                     Small        International-
                                                    AMT Partners      Equity        Managed      Capitalization      Class l
                                                    ------------    ----------    -----------    --------------   ---------------
INVESTMENT INCOME:
Dividends                                             $      -      $    2,019    $    11,208     $   6,747         $   39,601

EXPENSES:
Mortality and expense risk                                   22          2,403          5,947        10,135             18,025
Administrative charges                                        2            284            702         1,194              2,291
                                                      ---------     ----------    -----------     ---------         ----------
    Net investment gain (loss)                              (24)          (668)         4,559        (4,582)            19,285
                                                      ---------     ----------    -----------     ---------         ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                   -
Capital gain distributions from portfolio sponsors           (2)        26,076         62,583            -             236,408
Net realized gain (loss) on share transactions        ---------            728         (4,461)        4,771              7,643
                                                             (2)    ----------    -----------     ---------         ----------
   Net realized gain (loss)                                  (9)        26,804         58,122         4,771            244,051
Change in net unrealized gain (loss)                  ---------          5,560        (17,884)      451,848           (322,814)
                                                                    ----------    -----------     ---------         ----------
    Net realized and unrealized                             (11)
      gain (loss) on investments                      ---------         32,364         40,238       456,619            (78,763)
                                                                    ----------    -----------     ---------         ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                     $     (35)    $   31,696    $    44,797     $ 452,037         $  (59,478)
                                                      =========     ==========    ===========     =========         ==========

   The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                         Alger American Fund Sub-                     Bankers Trust
                                                                Accounts                   Insurance Funds Trust - Sub-Accounts
                                                     -----------------------------------   ------------------------------------
                                                                 MidCap        Small          EAFE(R)             Small
                                                      Growth     Growth    Capitalization   Equity Index      Capitalization
                                                     --------- ------------- -----------   ---------------   ------------------
INVESTMENT INCOME:
Dividends                                            $   1,313   $       -     $       -      $     208           $      13

EXPENSES:
Mortality and expense risk                               9,766       3,153         6,641              3                   9
Administrative charges                                   1,160         372           856              0                   1
                                                     ---------   ---------     ---------      ---------           ---------
    Net investment gain (loss)                          (9,613)     (3,525)       (7,497)           205                   3
                                                     ---------   ---------     ---------      ---------           ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors      89,671      49,152        84,143            389                  37
Net realized gain (loss) on share transactions          23,106       4,468         9,266             13                   4
                                                     ---------   ---------     ---------      ---------           ---------
   Net realized gain (loss)                            112,777      53,620        93,409            402                  41
Change in net unrealized gain (loss)                   333,646      80,099       310,481            762                 169
                                                     ---------   ---------     ---------      ---------           ---------
    Net realized and unrealized
      gain (loss) on investments                       446,423     133,719       403,890          1,164                 210
NET INCREASE (DECREASE) IN NET ASSETS                ---------   ---------     ---------      ---------           ---------
  FROM OPERATIONS                                    $ 436,810   $ 130,194     $ 396,393      $   1,369           $     213
                                                     =========   =========     =========      =========           =========

                                                                                                          Fidelity Variable
                                                      CIGNA Variable          Fidelity Variable Insurance     Insurance
                                                      Products Group                Products Fund          Products Fund ll
                                                       Sub-Accounts                 Sub-Accounts             Sub-Account
                                           -----------------------------------  ---------------------         ---------
                                           Investment                            Equity-      High           Investment
                                           Grade Bond  Money Market  S&P 500     Income      Income          Grade Bond
                                           ----------  ---------   -----------  ---------   ---------         ---------
INVESTMENT INCOME:
Dividends                                  $  53,012   $  26,951   $   826,704  $  13,677   $  99,356         $ 232,911

EXPENSES:
Mortality and expense risk                     5,118       4,384       266,465     10,895       7,806            42,753
Administrative charges                           631         575        31,998      1,284         920             5,118
                                           ----------  ---------   -----------  ---------   ---------         ---------
    Net investment gain (loss)                47,263      21,992       528,241      1,498      90,630           185,040
                                           ----------  ---------   -----------  ---------   ---------         ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               -           -       724,386     30,234       3,714            73,070
Net realized gain (loss) on share
  transactions                                    71           -       192,458      2,905       3,929             4,993
                                           ---------   ---------   -----------  ---------   ---------         ---------
   Net realized gain (loss)                       71           -       916,844     33,139       7,643            78,063
Change in net unrealized gain (loss)         (56,980)          -     4,672,428     23,754     (17,643)         (362,524)
                                           ---------   ---------   -----------  ---------   ----------        ---------
    Net realized and unrealized
      gain (loss) on investments             (56,909)          -     5,589,272     56,893     (10,000)         (284,461)
                                           ---------   ---------   -----------  ---------   ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $  (9,646)  $  21,992   $ 6,117,513  $  58,391   $  80,630         $ (99,421)
                                           =========   =========   ===========  =========   =========         =========

                                                                                                                      Templeton
                                                                                                                       Variable
                                           Janus Aspen Series     MFS Variable Insurance   OCC Accumulation Trust   Products Series
                                             Sub-Accounts          Trust - Sub-Accounts       - Sub-Accounts          Fund-Class 1
                                         ----------------------- ------------------------ ------------------------- -------------
                                                       Emerging       Total                               Small     International-
                                          Worldwide     Growth       Return      Equity     Managed  Capitalization    Class l
                                         ----------------------- ------------  ---------- ----------- ------------- -------------
INVESTMENT INCOME:
Dividends                                $     5,948   $       -   $   1,058    $   1,603   $  11,583   $   8,114    $  40,711

EXPENSES:
Mortality and expense risk                    27,723      11,292         840        1,662       7,033       9,602       13,993
Administrative charges                         3,274       1,335         105          196         828       1,130        1,678
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
    Net investment gain (loss)               (25,049)    (12,627)        113         (255)      3,722      (2,618)      25,040
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               -           -       1,961        7,302      25,992           -      141,416
Net realized gain (loss) on share
  transactions                                62,912      15,823          48         (859)        629     (18,932)      22,488
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
   Net realized gain (loss)                   62,912      15,823       2,009        6,443      26,621     (18,932)     163,904
Change in net unrealized gain (loss)       1,793,064     975,528      (1,102)      (4,712)      2,056      10,363      173,120
    Net realized and unrealized          -----------   ---------   ---------    ---------   ---------   ----------   ---------
      gain (loss) on investments           1,855,976     991,351         907        1,731      28,677      (8,569)     337,024
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        $ 1,830,927   $ 978,724   $   1,020    $   1,476   $  32,399   $ (11,187)   $ 362,064
                                         ===========   =========   =========    =========   =========   =========    =========

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                Alger American Portfolio Sub-Accounts
                                                           -----------------------------------------------------
                                                                                    MidCap           Small
                                                                Growth             Growth       Capitalization
                                                           ----------------   ---------------   ----------------
OPERATIONS:
Net investment gain (loss)                                   $     (18,884)    $     (23,209)    $      (15,914)
Net realized gain (loss)                                           471,551         1,266,450            (82,004)
Change in net unrealized gain (loss)                              (946,028)       (1,469,841)          (837,746)
                                                             --------------    --------------    ---------------
  Net increase (decrease) in net assets from operations           (493,361)         (226,600)          (935,664)
                                                             --------------    --------------    ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                             1,504,564           913,631            891,983
Participant transfers, net                                         (75,640)          611,101            322,252
Participant withdrawals                                           (818,653)         (656,293)          (838,415)
                                                             --------------    --------------    ---------------
  Net increase (decrease) from participant transactions            610,271           868,439            375,820
                                                             --------------    --------------    ---------------

   Total increase (decrease) in net assets                         116,910           641,839           (559,844)

NET ASSETS:
Beginning of period                                              3,734,314         2,605,838          2,667,571
                                                             --------------    --------------    ---------------
End of period                                                $   3,851,224     $   3,247,677     $    2,107,727
                                                             ==============    ==============    ===============

                                                        CIGNA Variable
                                                        Products Group
                                                         Sub-Accounts                          Deutsche VIT - Sub-Accounts
                                   ----------------------------------------------------  ------------------------------------------
                                        Investment                                            EAFE(R)               Small
                                        Grade Bond      Money Market        S&P 500         Equity Index         Capitalization
                                   ---------------- ------------------- ---------------  ------------------   ---------------------

OPERATIONS:
Net investment gain (loss)           $     656,143    $        255,384    $     88,343    $            (583)     $           (352)
Net realized gain (loss)                    76,125                 -          (986,920)             (57,201)              (18,385)
Change in net unrealized gain
 (loss)                                   (209,722)                -        (3,744,331)              25,368                 9,003
                                     --------------   -----------------   -------------   ------------------    -------------------
  Net increase (decrease) in
   net assets from operations              522,546             255,384      (4,642,908)             (32,416)               (9,734)
                                     --------------   -----------------   -------------   ------------------    -------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                     1,432,958           3,642,601       5,653,564                1,365                 4,837
Participant transfers, net                 622,332            (344,481)     (2,330,091)                 388                    19
Participant withdrawals                 (2,179,389)           (896,978)     (4,859,122)            (199,442)             (159,084)
                                      --------------   -----------------   -------------   ------------------    ------------------
  Net increase (decrease) from
   participant transactions               (124,099)          2,401,142      (1,535,649)            (197,689)             (154,228)
                                      --------------   -----------------   -------------   ------------------    ------------------
   Total increase (decrease) in
    net assets                             398,447           2,656,526      (6,178,557)            (230,105)             (163,962)

NET ASSETS:
Beginning of period                      7,039,501           7,439,486      36,709,763              247,380               170,596
                                     --------------   -----------------   -------------   ------------------    -------------------
End of period                        $   7,437,948    $     10,096,012    $ 30,531,206    $          17,275      $          6,634
                                     ==============   =================   =============   ==================    ===================

                                                                                                               Fidelity Variable
                                                                         Fidelity Variable Insurance              Insurance
                                                                                  Products Fund                Poducts Fund ll
                                                                                  Sub-Accounts                  Sub-Account
                                                                 -----------------------------------------     -----------------
                                                                     Equity-                   High              Investment
                                                                     Income                    Income            Grade Bond
                                                                 ------------------    -------------------     -----------------
OPERATIONS:
Net investment gain (loss)                                       $          12,500     $          144,882      $        212,066
Net realized gain (loss)                                                    86,171                 (6,588)               48,307
Change in net unrealized gain (loss)                                      (224,616)              (305,467)               13,438
                                                                 ------------------    -------------------     -----------------
  Net increase (decrease) in net assets from operations                   (125,945)              (167,173)              273,811
                                                                 ------------------    -------------------     -----------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                       407,706                438,508                30,881
Participant transfers, net                                                 657,803                176,963                (4,228)
Participant withdrawals                                                   (709,934)              (558,264)           (1,564,765)
                                                                 ------------------    -------------------     -----------------
  Net increase (decrease) from participant transactions                    355,575                 57,207            (1,538,112)
                                                                 ------------------    -------------------     -----------------
      Total increase (decrease) in net assets                              229,630               (109,966)           (1,264,301)

NET ASSETS:
Beginning of period                                                      1,796,596              1,243,517             4,537,961
                                                                 ------------------    -------------------     -----------------
End of period                                                    $       2,026,226     $        1,133,551      $      3,273,660
                                                                 ==================    ===================     =================

                                                     Janus Aspen Series
                                                        Sub-Accounts                          MFS Series Sub-Accounts
                                                ------------------------------------      ------------------------------
                                                                                             Emerging           Total
                                                   Balanced           Worldwide               Growth            Return
                                                -----------------   ----------------      ----------------   -----------
OPERATIONS:
Net investment gain (loss)                      $          2,953    $       (21,132)      $       (14,863)   $    7,041
Net realized gain (loss)                                  (3,367)           (63,646)             (103,034)        7,534
Change in net unrealized gain (loss)                      (6,964)        (1,631,285)             (686,896)       (8,146)
                                                -----------------   ----------------      ----------------   -----------
   Net increase (decrease) in net assets
    from operations                                       (7,378)        (1,716,063)             (804,793)        6,429
                                                -----------------   ----------------      ----------------   -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                      77,878          1,813,258               481,489       158,939
Participant transfers, net                                (9,886)           191,360               120,675       582,738
Participant withdrawals                                  (86,103)        (1,305,136)           (1,109,960)     (126,753)
                                                -----------------   ----------------      ----------------   -----------
   Net increase (decrease) from
    participant transactions                             (18,111)           699,482              (507,796)      614,924
                                                -----------------   ----------------      ----------------   -----------
    Total increase (decrease)
     in net assets                                       (25,489)        (1,016,581)           (1,312,589)      621,353

NET ASSETS:
Beginning of period                                      204,957          6,900,242             2,865,508       230,518
                                                -----------------   ----------------      ----------------   -----------
End of period                                   $        179,468    $     5,883,661       $     1,552,919    $  851,871
                                                =================   ================      ================   ===========

                                                                                                              Templeton
                                                                                                               Variable
                                                   Neuberger                                                Products Series
                                                    Berman      OCC Accumulation Trust - Sub-Accounts       Fund Sub-Account
                                                 ------------  -----------------------------------------   -----------------
                                                                                              Small          International-
                                                 AMT Partners   Equity      Managed        Capitalization      Class l
                                                 ------------  --------- -----------    ------------------  ----------------
OPERATIONS:
Net investment gain (loss)                        $      (19)  $   (971)  $      991     $         (1,444)   $       26,705
Net realized gain (loss)                                 137      5,858       20,207              137,055           127,387
Change in net unrealized gain (loss)                    (339)   (31,094)     (27,372)             (52,456)         (470,444)
                                                 ------------  --------- ------------   ------------------   ---------------
  Net increase (decrease) in net
   assets from operations                               (221)   (26,207)      (6,174)              83,155          (316,352)
                                                 ------------  --------- ------------   ------------------   ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                   1,615    102,686       29,547               81,752           256,512
Participant transfers, net                                 4       (871)         (27)             125,983          (967,940)
Participant withdrawals                               (5,650)   (82,734)    (453,694)            (489,275)         (599,180)
                                                 ------------  --------- ------------   ------------------   ---------------
  Net increase (decrease) from
   participant transactions                           (4,031)    19,081     (424,174)            (281,540)       (1,310,608)
                                                 ------------  --------- ------------   ------------------   ---------------

      Total increase (decrease) in net assets         (4,252)    (7,126)    (430,348)            (198,385)       (1,626,960)

NET ASSETS:
Beginning of period                                    9,697    343,072      538,787            1,499,883         2,497,086
                                                 ------------  --------- ------------   ------------------   ---------------
End of period                                     $    5,445   $335,946   $  108,439     $      1,301,498    $      870,126
                                                 ============  ========= ============   ==================   ===============

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                        Alger American Portfolio Sub-Accounts
                                     --------------------------------------------
                                                        MidCap         Small
                                         Growth         Growth     Capitalization
                                     -------------  -------------  --------------
OPERATIONS:
Net investment gain (loss)           $    (25,468)  $    (14,122)  $     (18,557)
Net realized gain (loss)                  273,527         53,966         917,341
Change in net unrealized gain (loss)     (892,940)        (8,654)     (1,751,035)
                                     ------------   ------------   -------------
  Net increase (decrease) in net
    assets from operations               (644,881)        31,190        (852,251)
                                     ------------   ------------   -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      795,440        179,407         581,588
Participant transfers, net              1,752,569      1,888,827       1,642,108
Participant withdrawals                  (194,409)       (78,665)       (100,581)
                                     ------------   ------------   -------------
  Net increase (decrease)
    from participant transactions       2,353,600      1,989,569       2,123,115
                                     ------------   ------------   -------------

  Total increase (decrease) in net
    assets                              1,708,719      2,020,759       1,270,864

NET ASSETS:
Beginning of period                     2,025,595        585,079       1,396,707
                                     ------------   ------------   -------------
End of period                        $  3,734,314   $  2,605,838   $   2,667,571
                                     ============   ============   =============

                                                    CIGNA Variable
                                                    Products Group
                                                     Sub-Accounts
                                     -------------------------------------------
                                      Investment
                                      Grade Bond     Money Market      S&P 500
                                     ------------    ------------   ------------
OPERATIONS:
Net investment gain (loss)           $    336,662    $    206,946   $    440,162
Net realized gain (loss)                      809               -        664,540
Change in net unrealized gain (loss)       89,778               -     (5,051,494)
                                     ------------    ------------   ------------
  Net increase (decrease) in net
    assets from operations                427,249         206,946     (3,946,792)
                                     ------------    ------------   ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                    1,718,380      12,656,505      4,723,545
Participant transfers, net              3,414,963      (5,765,700)    (2,193,272)
Participant withdrawals                  (145,998)       (325,265)    (1,131,243)
                                     ------------    ------------   ------------
  Net increase (decrease)
    from participant transactions       4,987,345       6,565,540      1,399,030
                                     ------------    ------------   ------------

  Total increase (decrease) in net
    assets                              5,414,594       6,772,486     (2,547,762)

NET ASSETS:
Beginning of period                     1,624,907         667,000     39,257,525
                                     ------------    ------------   ------------
End of period                        $  7,039,501    $  7,439,486   $ 36,709,763
                                     ============    ============   ============

                                                                                                      Fidelity Variable
                                                                       Fidelity Variable Insurance       Insurance
                                                                             Products Fund             Products Fund ll
                                       Deutsche VIT - Sub-Accounts            Sub-Accounts               Sub-Account
                                     -------------------------------  ----------------------------    -----------------
                                        EAFE(R)          Small            Equity-          High           Investment
                                        Equity       Capitalization       Income          Income          Grade Bond
                                     ------------    --------------   -------------   ------------    -----------------
OPERATIONS:
Net investment gain (loss)           $     (2,009)   $       (1,205)  $       9,212   $     38,730    $         247,308
Net realized gain (loss)                      768              (134)        117,679        (18,181)               2,579
Change in net unrealized gain (loss)      (35,616)           (9,431)         35,556       (347,910)             171,110
                                     ------------    --------------   -------------   ------------    -----------------
  Net increase (decrease) in net
    assets from operations                (36,857)          (10,770)        162,447       (327,361)             420,997
                                     ------------    --------------   -------------   ------------    -----------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      137,627            99,629         546,479         75,833               45,190
Participant transfers, net                138,960            68,607        (137,533)       701,198               (2,785)
Participant withdrawals                    (5,375)           11,831        (154,810)       (37,390)             (89,432)
                                     ------------    --------------   -------------   ------------    -----------------
  Net increase (decrease) from
    participant transactions              271,212           180,067         254,136        739,641              (47,027)
                                     ------------    --------------   -------------   ------------    -----------------

   Total increase (decrease) in
     net assets                           234,355           169,297         416,583        412,280              373,970

NET ASSETS:
Beginning of period                        13,025             1,299       1,380,013        831,237            4,163,991
                                     ------------    --------------   -------------   ------------    -----------------
End of period                        $    247,380    $      170,596   $   1,796,596   $  1,243,517    $       4,537,961
                                     ============    ==============   =============   ============    =================

                                           Janus Aspen Series                                           Neuberger
                                              Sub-Accounts               MFS Series Sub-Accounts         Berman
                                     ------------------------------   ----------------------------    ------------
                                                                         Emerging        Total
                                        Balanced        Worldwide         Growth         Return       AMT Partners
                                     ------------    --------------   -------------   ------------    ------------
OPERATIONS:
Net investment gain (loss)           $      3,642    $       78,310   $      62,345   $      5,787    $        (24)
Net realized gain (loss)                      783           331,819          54,354          4,992              (2)
Change in net unrealized gain (loss)      (10,611)       (1,784,446)       (849,853)        20,021              (9)
                                     ------------    --------------   -------------   ------------    ------------
  Net increase (decrease) in net
    assets from operations                 (6,186)       (1,374,317)       (733,154)        30,800             (35)
                                     ------------    --------------   -------------   ------------    ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                       11,741         1,182,540         809,247        171,619           1,579
Participant transfers, net                201,096         2,591,838         563,733       (132,907)          8,221
Participant withdrawals                    (1,694)         (290,863)       (212,938)       (33,589)            (68)
                                     ------------    --------------   -------------   ------------    ------------
  Net increase (decrease) from
    participant transactions              211,143         3,483,515       1,160,042          5,123           9,732
                                     ------------    --------------   -------------   ------------    ------------

   Total increase (decrease) in
     net assets                           204,957         2,109,198         426,888         35,923           9,697

NET ASSETS:
Beginning of period                            -          4,791,044       2,438,620        194,595              -
                                     ------------    --------------   -------------   ------------    ------------
End of period                        $    204,957    $    6,900,242   $   2,865,508   $    230,518    $      9,697
                                     ============    ==============   =============   ============    ============

                                                                                                        Templeton
                                                                                                         Variable
                                                                                                      Products Series
                                                    OCC Accumulation Trust - Sub-Accounts             Fund Sub-Account
                                            ----------------------------------------------------      ----------------
                                                                                    Small              International-
                                               Equity             Managed        Capitalization           Class l
                                            ------------     ---------------   -----------------      ----------------
OPERATIONS:
Net investment gain (loss)                  $       (668)    $         4,559   $          (4,582)     $        19,285
Net realized gain (loss)                          26,804              58,122               4,771              244,051
Change in net unrealized gain (loss)               5,560             (17,884)            451,848             (322,814)
                                            ------------     ---------------   -----------------      ---------------
  Net increase (decrease) in
    net assets from operations                    31,696              44,797             452,037              (59,478)
                                            ------------     ---------------   -----------------      ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             103,790              93,723              16,711              664,751
Participant transfers, net                       (15,023)           (373,238)             (4,981)              14,345
Participant withdrawals                          (35,903)            (40,837)            (25,118)            (130,440)
                                            ------------     ---------------   -----------------      ---------------
  Net increase (decrease) from
    participant transactions                      52,864            (320,352)            (13,388)             548,656
                                            ------------     ---------------   -----------------      ---------------

   Total increase (decrease) in
     net assets                                   84,560            (275,555)            438,649              489,178

NET ASSETS:
Beginning of period                              258,512             814,342           1,061,234            2,007,908
                                            ------------     ---------------   -----------------      ---------------
End of period                               $    343,072     $       538,787   $       1,499,883      $     2,497,086
                                            ============     ===============   =================      ===============

   The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                    Bankers Trust
                                                   Alger American Portfolio Sub-Accounts  Insurance Funds Trust - Sub-Accounts
                                           ---------------------------------------------- ------------------------------------
                                                            MidCap            Small            EAFE(R)            Small
                                              Growth        Growth        Capitalization     Equity Index    Capitalization
                                           -------------  ------------- ----------------- ---------------- -------------------
OPERATIONS:
Net investment gain (loss)                  $     (9,613)  $    (3,525)  $        (7,497)   $        205    $             3
Net realized gain (loss)                         112,777        53,620            93,409             402                 41
Change in net unrealized gain (loss)             333,646        80,099           310,481             762                169
   Net increase (decrease) in net assets    ------------   -----------   ---------------    -------------   ---------------
   from operations                               436,810       130,194           396,393           1,369                213
                                            ------------   -----------   ---------------    -------------   ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             551,404       244,920           533,399             883                216
Participant transfers, net                       780,181        20,937            38,592          11,230              1,013
Participant withdrawals                         (255,605)      (89,986)         (169,989)           (457)              (143)
                                            ------------   -----------   ---------------    -------------   ---------------
   Net increase from participant
    transactions                               1,075,980       175,871           402,002          11,656              1,086
                                            ------------   -----------   ---------------    -------------   ---------------

    Total increase in net assets               1,512,790       306,065           798,395          13,025              1,299

NET ASSETS:
Beginning of period                              512,805       279,014           598,312             -                  -
                                            ------------   -----------   ---------------    ------------    ---------------
End of period                               $  2,025,595   $   585,079   $     1,396,707    $     13,025    $         1,299
                                            ============   ===========   ===============    ============    ===============

                                                                                                                  Fidelity Variable
                                                         CIGNA Variable                Fidelity Variable Insurance    Insurance
                                                         Products Group                     Products Fund          Products Fund ll
                                                          Sub-Accounts                       Sub-Accounts           Sub-Account
                                            ------------------------------------------ --------------------------- --------------
                                               Investment                                 Equity-       High         Investment
                                               Grade Bond Money Market     S&P 500        Income       Income        Grade Bond
                                            ------------- ------------- -------------- ------------- ------------- --------------
OPERATIONS:
Net investment gain (loss)                  $     47,263  $     21,992  $     528,241  $      1,498  $     90,630    $    185,040
Net realized gain (loss)                              71             -        916,844        33,139         7,643          78,063
Change in net unrealized gain (loss)             (56,980)            -      4,672,428        23,754       (17,643)       (362,524)
                                            ------------- ------------  -------------  ------------  ------------    -------------
  Net increase (decrease) in net assets
   from operations                                (9,646)       21,992      6,117,513        58,391        80,630         (99,421)
                                            ------------  ------------  -------------  ------------  ------------    -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             769,586     4,533,879      6,318,489       491,716       297,772         176,641
Participant transfers, net                       896,333    (3,852,237)     2,849,214       (96,198)       15,626        (621,365)
Participant withdrawals                          (31,366)     (249,781)    (3,289,918)     (175,786)     (642,298)     (1,189,155)
                                            ------------  ------------  -------------  ------------  ------------    -------------
  Net increase (decrease) from
   participant transactions                    1,634,553       431,861      5,877,785       219,732      (328,900)     (1,633,879)
                                            ------------  ------------  -------------  ------------  ------------    -------------

   Total increase in net assets                1,624,907       453,853     11,995,298       278,123      (248,270)     (1,733,300)

NET ASSETS:
Beginning of period                                    -       213,147     27,262,227     1,101,890     1,079,507       5,897,291
                                            ------------  ------------  -------------  ------------  ------------    ------------
End of period                               $  1,624,907  $    667,000  $  39,257,525  $  1,380,013  $    831,237    $  4,163,991
                                            ============  ============  =============  ============  ============    ============

                                                                                                                     Templeton
                                                                                                                      Variable
                              Janus Aspen Series                                                                   Products Series
                                  Sub-Accounts   MFS Series Sub-Accounts  OCC Accumulation Trust - Sub-Accounts    Fund Sub-Account
                                 -------------  ------------------------ ----------------------------------------  ----------------
                                                 Emerging        Total                                  Small       International-
                                  Worldwide       Growth        Return     Equity      Managed     Capitalization       Class l
                                 ------------- ------------  ----------- ----------- -------------  -------------  ----------------
OPERATIONS:
Net investment gain (loss)       $    (25,049) $   (12,627)  $     113   $    (255)  $       3,722  $     (2,618)    $     25,040
Net realized gain (loss)               62,912       15,823       2,009       6,443          26,621        18,932)         163,904
Change in net unrealized gain
 (loss)                             1,793,064      975,528      (1,102)     (4,712)          2,056        10,363          173,120
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
   Net increase (decrease) in
    net assets from operations      1,830,927      978,724       1,020       1,476          32,399       (11,187)         362,064
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                  716,337      543,803     135,071     144,530         229,604       176,782          740,350
Participant transfers, net            161,404       86,751      25,773        (812)        (45,329)      (44,201)         (56,157)
Participant withdrawals              (743,901)    (197,247)    (31,059)    (34,557)       (141,705)     (318,138)        (334,392)
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
   Net increase from participant
    transactions                      133,840      433,307     129,785     109,161          42,570      (185,557)         349,801
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------

     Total increase in net          1,964,767    1,412,031     130,805     110,637          74,969      (196,744)         711,865
      assets

NET ASSETS:
Beginning of period                 2,826,277    1,026,589      63,790     147,875         739,373     1,257,978        1,296,043
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
End of period                    $  4,791,044  $ 2,438,620   $ 194,595   $ 258,512   $     814,342  $  1,061,234     $  2,007,908
                                 ============  ===========   =========   =========   =============  ============     ============

      The Notes to Financial Statements are an integral part of the statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

1.  ORGANIZATION
          CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

          At December 31, 2001, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty portfolios (mutual funds) managed by ten diversified open-end investment management companies, each portfolio having its own investment objective. The variable sub-accounts are:

     ALGER AMERICAN FUND:
          Alger American Growth Portfolio
          Alger American MidCap Growth Portfolio
          Alger American Small Capitalization Portfolio

     CIGNA VARIABLE PRODUCTS GROUP:
          CIGNA Variable Products Investment Grade Bond Fund
          CIGNA Variable Products Money Market Fund
          CIGNA Variable Products S&P 500 Index Fund

     DEUTSCHE VIT INSURANCE FUNDS TRUST (FORMERLY BANKERS TRUST):
          Deutsche VIT EAFE(R) Equity Index Fund
          Deutsche VIT Small Capitalization Index Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
          Fidelity Equity-Income Portfolio
          Fidelity High Income Portfolio

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
          Fidelity Investment Grade Bond Portfolio

     JANUS ASPEN SERIES:
          Janus Aspen Series Balanced Portfolio
          Janus Aspen Series Worldwide Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
          MFS Emerging Growth Series
          MFS Total Return Series

     NEUBERGER BERMAN ADVISORS:
          Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

     OCC ACCUMULATION TRUST:
          OCC Equity Portfolio
          OCC Managed Portfolio
          OCC Small Capitalization Portfolio

     TEMPLETON VARIABLE PRODUCTS SERIES FUND:
          Templeton International Fund -- Class 1

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

    A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2001. The change in the difference between cost and value is reflected as an unrealized gain (loss) in the Statements of Operations.
    B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2001 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.
    C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.
    D. CONTRACT POLICIES: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's effective date, with regard to fee structures.

3.  INVESTMENTS
    Total mutual fund shares held and cost of investments as of December 31, 2001 were:

---------------------------------------------------------------------------------------------------
                                                                                        COST OF
SUB-ACCOUNT                                           SHARES HELD                     INVESTMENTS
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                         104,734                    $    5,263,922
Alger American MidCap Growth Portfolio                  183,792                         4,600,318
Alger American Small Capitalization Portfolio           127,356                         4,370,263
CIGNA Variable Products Investment Grade Bond Fund      764,826                         7,576,128
CIGNA Variable Products Money Market Fund            10,096,154                        10,096,154
CIGNA Variable Products S&P 500 Index Fund            1,763,806                        29,025,061
Deutsche VIT EAFE(R) Equity Index Fund                    2,060                            26,770
Deutsche VIT Small Capitalization Index Fund                619                             6,895
Fidelity Equity-Income Portfolio                         89,065                         2,128,303
Fidelity High Income Portfolio                          176,845                         1,827,739
Fidelity Investment Grade Bond Portfolio                253,373                         3,058,200
Janus Aspen Series Balanced Portfolio                     7,952                           197,052
Janus Aspen Series Worldwide Growth Portfolio           206,150                         6,983,269
MFS Emerging Growth Series                               86,378                         1,860,927
MFS Total Return Series                                  45,777                           837,594
Neuberger Berman AMT Partners Portfolio                     361                             5,796
OCC Equity Portfolio                                     10,145                           356,345
OCC Managed Portfolio                                     2,701                           101,930
OCC Small Capitalization Portfolio                       40,343                         1,049,938
Templeton International Fund -- Class 1                  73,431                         1,525,767
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
Total purchases and sales of shares of each mutual fund for the year ended December 31, 2001, amounted to:

---------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          PURCHASES                             SALES
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                   $   2,522,171                      $  1,407,938
Alger American MidCap Growth Portfolio                3,079,267                           898,940
Alger American Small Capitalization Portfolio         1,327,404                           967,539
CIGNA Variable Products Investment Grade Bond Fund    2,804,950                         2,291,923
CIGNA Variable Products Money Market Fund             8,059,596                         5,402,745
CIGNA Variable Products S&P 500 Index Fund            6,715,238                         8,161,515
Deutsche VIT EAFE(R) Equity Index Fund                    1,386                           199,717
Deutsche VIT Small Capitalization Index Fund              4,930                           159,222
Fidelity Equity-Income Portfolio                      1,334,810                           884,332
Fidelity High Income Portfolio                          821,430                           619,348
Fidelity Investment Grade Bond Portfolio                280,155                         1,606,436
Janus Aspen Series Balanced Portfolio                   121,904                           137,048
Janus Aspen Series Worldwide Growth Portfolio         2,910,590                         2,232,342
MFS Emerging Growth Series                              977,375                         1,392,447
MFS Total Return Series                                 880,267                           251,367
Neuberger Berman AMT Partners Portfolio                   1,991                             5,706
OCC Equity Portfolio                                    103,922                            83,779
OCC Managed Portfolio                                    31,003                           454,157
OCC Small Capitalization Portfolio                      350,166                           527,398
Templeton International Fund -- Class 1                 650,746                         1,640,962
---------------------------------------------------------------------------------------------------

CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for the years ended December 31, 2001, 2000 and 1999 were as follows:

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------
                                                                                            NET
                                                     UNITS         UNITS                 INCREASE
SUB-ACCOUNT                                         ISSUED        REDEEMED              (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                     184,411       (101,286)                83,125
Alger American MidCap Growth Portfolio              146,628       (114,516)                32,112
Alger American Small Capitalization Portfolio       118,422        (54,991)                63,431
CIGNA Variable Products Investment Grade Bond Fund  187,761       (202,108)               (14,347)
CIGNA Variable Products Money Market Fund           668,419       (466,937)               201,482
CIGNA Variable Products S&P 500 Index Fund          508,212       (597,015)               (88,803)
Duetsche VIT EAFE(R) Equity Index Fund                  188        (21,318)               (21,130)
Duetsche VIT Small Capitalization Index Fund            401        (14,035)               (13,634)
Fidelity Equity-Income Portfolio                     90,920        (63,152)                27,768
Fidelity High Income Portfolio                       81,428        (70,305)                11,123
Fidelity Investment Grade Bond Portfolio              2,535       (124,707)              (122,172)
Janus Aspen Series Balanced Portfolio                12,948        (14,339)                (1,391)
Janus Aspen Series Worldwide Growth Portfolio       235,753       (164,007)                71,746
MFS Emerging Growth Series                           67,525        (82,373)               (14,848)
MFS Total Return Series                              64,244        (19,866)                44,378
Neuberger Berman AMT Partners Portfolio                 166           (576)                  (410)
OCC Equity Portfolio                                  7,398         (5,768)                 1,630
OCC Managed Portfolio                                 2,060        (32,142)               (30,082)
OCC Small Capitalization Portfolio                   15,910        (34,823)               (18,913)
Templeton International Fund -- Class 1              26,130       (135,624)              (109,494)
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------
                                                                                           NET
                                                     UNITS         UNITS                INCREASE
SUB-ACCOUNT                                         ISSUED        REDEEMED             (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                     304,814        (129,424)              175,390
Alger American MidCap Growth Portfolio              263,458        (113,860)              149,598
Alger American Small Capitalization Portfolio       236,205        (104,568)              131,637
CIGNA Variable Products Investment Grade Bond Fund  517,409         (26,972)              490,437
CIGNA Variable Products Money Market Fund           469,214        (353,697)              115,517
CIGNA Variable Products S&P 500 Index Fund          980,271        (408,920)              571,351
Duetsche VIT EAFE(R) Equity Index Fund               34,935         (12,444)               22,491
Duetsche VIT Small Capitalization Index Fund         15,573          (1,466)               14,107
Fidelity Equity-Income Portfolio                     60,669         (37,581)               23,088
Fidelity High Income Portfolio                      158,470         (82,974)               75,496
Fidelity Investment Grade Bond Portfolio              5,919         (10,006)               (4,087)
Janus Aspen Series Balanced Portfolio                21,431            (258)               21,173
Janus Aspen Series Worldwide Growth Portfolio       321,698        (118,908)              202,790
MFS Emerging Growth Series                           71,911         (19,749)               52,162
MFS Total Return Series                              18,512         (18,099)                  413
Neuberger Berman AMT Partners Portfolio                 991              (7)                  984
OCC Equity Portfolio                                  8,735          (4,392)                4,343
OCC Managed Portfolio                                 8,416         (33,147)              (24,731)
OCC Small Capitalization Portfolio                    1,636          (2,695)               (1,059)
Templeton International Fund -- Class 1              61,106         (17,402)               43,704
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
                                                                                           NET
                                                     UNITS          UNITS               INCREASE
SUB-ACCOUNT                                         ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                      92,231         (23,045)               69,186
Alger American MidCap Growth Portfolio               51,938         (17,561)               34,377
Alger American Small Capitalization Portfolio        20,378          (8,212)               12,166
CIGNA Variable Products Investment Grade Bond Fund  169,835          (5,781)              164,054
CIGNA Variable Products Money Market Fund           431,586        (390,169)               41,417
CIGNA Variable Products S&P 500 Index Fund          658,048        (202,787)              455,261
Duetsche VIT EAFE(R) Equity Index Fund                1,207             (41)                1,166
Duetsche VIT Small Capitalization Index Fund            123             (14)                  109
Fidelity Equity-Income Portfolio                     65,575         (48,928)               16,647
Fidelity High Income Portfolio                       40,808         (68,319)              (27,511)
Fidelity Investment Grade Bond Portfolio             73,702        (214,920)             (141,218)
Janus Aspen Series Worldwide Growth Portfolio        71,976         (57,877)               14,099
MFS Emerging Growth Series                           47,637         (18,618)               29,019
MFS Total Return Series                              16,282          (4,259)               12,023
OCC Equity Portfolio                                 11,660          (3,543)                8,117
OCC Managed Portfolio                                19,300         (15,664)                3,636
OCC Small Capitalization Portfolio                   22,236         (37,630)              (15,394)
Templeton International Fund -- Class 1              71,059         (39,299)               31,760
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS
    For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and .15% thereafter. All contracts sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

    For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

    Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees for 2001, 2000 and 1999 which were deducted from initial premium payments before amounts are invested in the Account, amounted to $53,275, $72,225 and $73,325, respectively.

    For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities.
An additional 45% of premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in years two through ten. In the event that the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

    For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

    CG Life charges a monthly operations fee of $8 per month. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2001, 2000 or 1999.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the years ended December 31, 2001, 2000 and 1999 amounted to:

---------------------------------------------------------------------------------------------------
                PREMIUM LOADS, NET OF REFUNDS
SUB-ACCOUNT                                          2001             2000                  1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  $  154,471        $  89,810            $  39,543
Alger American MidCap Growth Portfolio               79,604           18,560               17,181
Alger American Small Capitalization Portfolio        81,840           60,111               44,544
CIGNA Variable Products Investment Grade Bond Fund  146,829          174,209               81,843
CIGNA Variable Products Money Market Fund           594,205        1,978,425            1,204,219
CIGNA Variable Products S&P 500 Index Fund          511,951          470,626              509,098
Duetsche VIT EAFE(R) Equity Index Fund                 (138)          13,087                  433
Duetsche VIT Small Capitalization Index Fund            495            6,673                  192
Fidelity Equity-Income Portfolio                     34,205           46,964               40,221
Fidelity High Income Portfolio                       39,980            6,906              (44,836)
Fidelity Investment Grade Bond Portfolio                863            2,862               16,857
Janus Aspen Series Balanced Portfolio                12,555            1,166                    -
Janus Aspen Series Worldwide Growth Portfolio       175,561          122,235               44,116
MFS Emerging Growth Series                           50,988           83,306               35,220
MFS Total Return Series                              22,308           19,887               18,258
Neuberger Berman AMT Partners Portfolio                 111              131                    -
OCC Equity Portfolio                                  7,870            8,219               11,808
OCC Managed Portfolio                                 2,008            8,316               12,370
OCC Small Capitalization Portfolio                    7,560            1,916                9,180
Templeton International Fund -- Class 1              26,548           55,379               29,577
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                 ADMINISTRATIVE FEES
SUB-ACCOUNT                                          2001            2000                 1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                    $  9,930        $  10,782             $  5,692
Alger American MidCap Growth Portfolio                7,435            5,012                2,178
Alger American Small Capitalization Portfolio         7,450            8,788                5,828
CIGNA Variable Products Investment Grade Bond Fund   11,684           10,326                3,684
CIGNA Variable Products Money Market Fund            52,884           92,088               13,772
CIGNA Variable Products S&P 500 Index Fund.          50,294           56,908               51,374
Duetsche VIT EAFE(R) Equity Index Fund                  294              441                   49
Duetsche VIT Small Capitalization Index Fund             41              151                   20
Fidelity Equity-Income Portfolio                     12,014           13,857               14,596
Fidelity High Income Portfolio                        3,250            2,940                2,380
Fidelity Investment Grade Bond Portfolio              2,761            4,046                8,955
Janus Aspen Series Balanced Portfolio                   585              157                    -
Janus Aspen Series Worldwide Growth Portfolio        14,128           14,919                8,447
MFS Emerging Growth Series                            6,005           11,493                8,278
MFS Total Return Series                               1,264            1,397                1,127
Neuberger Berman AMT Partners Portfolio                  12                6                    -
OCC Equity Portfolio                                  1,724            1,601                1,769
OCC Managed Portfolio                                   563            2,211                3,364
OCC Small Cap Portfolio                               1,131              937                1,103
Templeton International Fund -- Class 1               7,168            8,680                9,052
---------------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2001
-------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
             COSTS OF INSURANCE DEDUCTION
SUB-ACCOUNT                                          2001             2000                1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  $  113,517       $  166,472           $  108,908
Alger American MidCap Growth Portfolio               91,850           67,083               34,239
Alger American Small Capitalization Portfolio        57,454           65,176               42,735
CIGNA Variable Products Investment Grade Bond Fund  231,578          106,348               27,648
CIGNA Variable Products Money Market Fund           274,470          197,267              132,048
CIGNA Variable Products S&P 500 Index Fund          909,410          852,037              726,712
Duetsche VIT EAFE(R) Equity Index Fund                3,741            5,199                  408
Duetsche VIT Small Capitalization Index Fund            718            1,847                  123
Fidelity Equity-Income Portfolio                     91,938          138,769              127,840
Fidelity High Income Portfolio                       26,790           32,142               66,653
Fidelity Investment Grade Bond Portfolio             60,718           71,981              104,090
Janus Aspen Series Balanced Portfolio                 7,550            1,620                    -
Janus Aspen Series Worldwide Growth Portfolio       195,220          214,772              132,890
MFS Emerging Growth Series                           91,642          153,969               97,397
MFS Total Return Series                              36,454           31,139               23,528
Neuberger Berman AMT Partners Portfolio                 127               62                    -
OCC Equity Portfolio                                 36,693           33,069               30,416
OCC Managed Portfolio                                12,879           33,342               42,048
OCC Small Capitalization Portfolio                   20,806           16,992               24,005
Templeton International Fund -- Class 1              42,899           53,466               57,936
---------------------------------------------------------------------------------------------------

    For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

    Premium load refunds for the years ended December 31, 2001, 2000 and 1999, amounted to $852,966, $36,374 and $267,847, respectively.

    For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

    Partial surrender transaction charges paid to CG Life for the years ended December 31, 2001, 2000 and 1999 were $500, $50 and $0, respectively.

5.  DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

6.  DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7.  RELATED PARTY TRANSACTIONS
    During the year ended December 31, 2001, management fees were paid to TimesSquare Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Investment Grade Bond Fund.

8.  FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the year ended December 31, 2001, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the year ended December 31, 2001. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual fund are excluded.

*** These amounts represent the total return for the year ended December 31, 2001, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                         ALGER AMERICAN GROWTH PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               19.21                  $               11.22
                                   -----------------------                -----------------------

Income from investment
   operations:
Net Investment Income                               (0.12)                                 (0.04)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.31)                                 (1.35)
                                   -----------------------                -----------------------

Total from investment
 operations                         $               (2.43)                 $               (1.39)
                                   -----------------------                -----------------------

Net asset value, end of
 period                             $               16.78                  $                9.83
                                   =======================                =======================

TOTAL RETURN (***) :                               -12.65%                                -12.39%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 811                  $               3,040
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.25%                                  0.25%

=================================================================================================

                                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               20.53                  $               14.47
                                   -----------------------                -----------------------

Income from investment
   operations:
Net Investment Income                               (0.18)                                 (0.09)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (1.34)                                 (0.95)
                                   -----------------------                -----------------------
Total from investment
 operations                         $               (1.52)                 $               (1.04)
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               19.01                  $               13.43
                                   =======================                =======================

TOTAL RETURN (***) :                                -7.40%                                 -7.19%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 702                  $               2,546
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.00%                                  0.00%

                                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               14.71                  $               10.92
                                   -----------------------                -----------------------

Income from investment
 operations:
Net Investment Income                               (0.10)                                 (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (4.34)                                 (3.22)
                                   -----------------------                -----------------------
Total from investment
 operations                         $               (4.44)                 $               (3.27)
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               10.27                  $                7.65
                                   =======================                =======================

TOTAL RETURN (***) :                               -30.18%                                -29.95%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 346                  $               1,762
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.06%                                  0.06%

=================================================================================================

                           CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
                                            December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               10.67                  $               10.86
                                   -----------------------                -----------------------
Income from investment
   operations:
Net Investment Income                                1.09                                   1.14
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (0.23)                                 (0.24)
                                   -----------------------                -----------------------
Total from investment
 operations                         $                0.86                  $                0.90
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               11.53                  $               11.76
                                   =======================                =======================

TOTAL RETURN (***) :                                 8.06%                                  8.29%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               4,472                  $               2,966
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                              10.67%                                 10.67%

                                  CIGNA VARIABLE PRODUCTS MONEY MARKET FUND
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                  ------------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                11.85                  $               11.20
                                  ------------------------                -----------------------
Income from investment
   operations:
Net Investment Income                                0.32                                   0.34
Net realized and unrealized
 gain (loss) on investment
 transactions                                        0.00                                   0.00
                                  ------------------------                -----------------------
Total from investment
 operations                        $                 0.32                   $               0.34
                                  ------------------------                 ----------------------
Net asset value, end of
 period                            $                12.17                   $              11.54
                                  ========================                 ======================

TOTAL RETURN (***):                                  2.70%                                  3.04%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                9,098                   $                998
Ratio to average net assets:
 Expenses(**)                                        0.95%                                  0.65%
 Investment Income(*)                                3.57%                                  3.57%

=================================================================================================

                                   CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                  -------------------------                ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                 16.50                  $              12.04
                                  -------------------------                ----------------------
Income from investment
   operations:
Net Investment Income                                 0.03                                  0.06
Net realized and unrealized
 gain (loss) on investment
 transactions                                        (2.18)                                (1.60)
                                  -------------------------                ----------------------
Total from investment
 operations                        $                 (2.15)                 $              (1.54)
                                  -------------------------                ----------------------
Net asset value, end of
 period                            $                 14.35                  $              10.50
                                  =========================                ======================
TOTAL RETURN(***):                                  -13.03%                               -12.79%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                24,503                  $              6,028
Ratio to average net assets:
 Expenses (**)                                        0.95%                                 0.65%
 Investment Income(*)                                 1.17%                                 1.17%

                                       DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               10.64                  $                9.14
                                 -------------------------                -----------------------
Income from investment
  operations:
Net Investment Income                               (0.09)                                 (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.62)                                 (2.25)
                                 -------------------------               ------------------------
Total from investment
 operations                         $               (2.71)                 $               (2.30)
                                 -------------------------               ------------------------
Net asset value, end of
 period                             $                7.93                  $                6.84
                                 =========================               ========================

TOTAL RETURN (***) :                               -25.47%                                -25.16%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 -                    $                  17
Ratio to average net assets:
  Expenses (**)                                      0.95%                                  0.65%
  Investment Income(*)                               0.00%                                  0.00%

=================================================================================================

                                 DEUTSCHE VIT SMALL CAPITALIZATION INDEX FUND
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 -------------------------               ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $              12.01                   $               11.24
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.10)                                  (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       0.23                                    0.21
                                 ------------------------                ------------------------
Total from investment
 operations                         $               0.13                   $                0.16
                                 ------------------------                ------------------------
Net asset value, end of
 period                             $              12.14                   $               11.40
                                 ========================                ========================
TOTAL RETURN (***) :                                1.08%                                   1.42%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                -                     $                   7
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.09%                                   0.09%

                                       FIDELITY EQUITY-INCOME PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                    ----------------------                 ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               14.86                  $               11.60
                                    ----------------------                 ----------------------
Income from investment
  operations:
Net Investment Income                                0.09                                   0.10
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (0.96)                                 (0.75)
                                    ----------------------                 ----------------------
Total from investment
 operations                         $               (0.87)                 $               (0.65)
                                    ----------------------                 ----------------------
Net asset value, end of
 period                             $               13.99                  $               10.95
                                    ======================                 ======================

TOTAL RETURN (***) :                                -5.85%                                 -5.60%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               1,696                  $                 330
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               1.57%                                  1.57%

=================================================================================================

                                       FIDELITY HIGH INCOME PORTFOLIO
                                             December 31, 2001
                                            FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                    ----------------------                 ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $                8.99                  $                8.11
                                    ----------------------                 ----------------------

Income from investment
  operations:
Net Investment Income                                0.95                                   0.85
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.08)                                 (1.85)
                                    ----------------------                 ----------------------
Total from investment
 operations                         $               (1.13)                 $               (1.00)
                                    ----------------------                 ----------------------
Net asset value, end of
 period                             $                7.86                  $                7.11
                                    ======================                 ======================

TOTAL RETURN (***):                                -12.57%                                -12.33%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 113                  $               1,021
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                              11.78%                                 11.78%

                                     FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                               ---------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               12.63                  $               11.36
                                 -------------------------               ------------------------
Income from investment
  operations:
Net Investment Income                                0.74                                   0.68
Net realized and unrealized
 gain (loss) on investment
 transactions                                        0.20                                   0.20
                                 -------------------------               ------------------------
Total from investment
 operations                         $                0.94                  $                0.88
                                 -------------------------               ------------------------
Net asset value, end of
 period                             $               13.57                  $               12.24
                                 =========================               ========================

TOTAL RETURN (***) :                                 7.44%                                  7.75%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               3,274                  $                  -
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income(*)                                6.53%                                  6.53%

=================================================================================================

                                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                               ---------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                9.70                  $                 9.45
                                 ------------------------               ------------------------
Income from investment
  operations:
Net Investment Income                               0.17                                    0.19
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.71)                                  (0.69)
                                 ------------------------               ------------------------
Total from investment
 operations                        $               (0.54)                 $                (0.50)
                                 ------------------------               ------------------------
Net asset value, end of
 period                            $                9.16                  $                 8.95
                                 ========================               ========================

TOTAL RETURN (***) :                               -5.57%                                  -5.29%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                 107                  $                   73
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              2.72%                                   2.72%

                               JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                              December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998      Contracts sold after April 30,1998
                                           (RVUL 1)                               (RVUL 2)
                                 -----------------------                 ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $               19.79                  $                13.31
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.08)                                  (0.02)
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (4.51)                                  (3.03)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (4.59)                 $                (3.05)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                15.20                  $                10.26
                                 ========================                ========================

TOTAL RETURN (***) :                              -23.19%                                 -22.92%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                2,855                  $                3,028
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income(*)                               0.47%                                   0.47%

=================================================================================================

                                             MFS EMERGING GROWTH SERIES
                                                 December 31, 2001
                                                FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                21.62                   $               13.69
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.15)                                  (0.06)
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (7.23)                                  (4.59)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (7.38)                  $               (4.65)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                14.24                   $                9.04
                                 ========================                ========================

TOTAL RETURN (***) :                              -34.14%                                 -33.97%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  971                   $                 582
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.00%                                   0.00%

                                         MFS TOTAL RETURN SERIES
                                            December 31, 2001
                                          FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                15.01                  $                11.33
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.29                                    0.23
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.39)                                  (0.27)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.10)                 $                (0.04)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                14.91                  $                11.29
                                 ========================                ========================

TOTAL RETURN(***):                                 -0.67%                                  -0.35%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  636                  $                  216
Ratio to average net assets:
 Expenses(**)                                       0.95%                                   0.65%
 Investment Income(*)                               2.75%                                   2.75%

==================================================================================================

                                NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                         December 31, 2001
                                        FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                 9.86                  $                -
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.03)                                  -
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.34)                                  -
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.37)                 $                -
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                 9.49                  $                -
                                 ========================                ========================

TOTAL RETURN(***):                                 -3.75%                                  -

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                    5                  $                -
Ratio to average net assets:
 Expenses(**)                                       0.95%                                  -
 Investment Income(*)                               0.62%                                  -

                                             OCC EQUITY PORTFOLIO
                                               December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.55                  $                10.98
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.04)                                     -
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (1.11)                                  (0.84)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (1.15)                 $                (0.84)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                13.40                  $                10.14
                                 ========================                ========================

TOTAL RETURN (***) :                               -7.90%                                  -7.65%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  325                  $                   11
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.64%                                   0.64%

=================================================================================================

                                            OCC MANAGED PORTFOLIO
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.08                  $                11.74
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.08                                    0.09
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.90)                                  (0.74)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.82)                 $                (0.65)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                13.26                  $                11.09
                                 ========================                ========================

TOTAL RETURN (***) :                               -5.82%                                  -5.54%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  106                  $                    2
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              1.37%                                   1.37%

                                    OCC SMALL CAPITALIZATION PORTFOLIO
                                            December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                15.03                  $                14.40
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.02)                                   0.03
Net realized and unrealized
 gain (loss) on investment
 transactions                                       1.12                                    1.07
                                 ------------------------                ------------------------
Total from investment
 operations                       $                 1.10                  $                 1.10
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                16.13                  $                15.50
                                 ========================                ========================

TOTAL RETURN (***) :                                7.32%                                   7.64%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                1,228                  $                   74
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.83%                                   0.83%

=================================================================================================

                                 TEMPLETON INTERNATIONAL FUND - CLASS 1
                                          December 31, 2001
                                        FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.04                  $                11.46
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.23                                    0.22
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (2.55)                                  (2.09)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (2.32)                 $                (1.87)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                11.72                  $                 9.59
                                 ========================                ========================

TOTAL RETURN (***)  :                             -16.52%                                 -16.32%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  688                  $                  183
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income(*)                               2.71%                                   2.71%

APPENDIX 1

ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES,
AND DEATH BENEFITS
The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance, assuming in separate illustrations both our current charges and our guaranteed charges under the Policies (guaranteed charges only for Policies with the joint and survivorship benefit). The illustrations illustrate how accumulation values, surrender values, and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6%, or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the accumulation values, surrender values, and death benefits may be different. The illustrations also assume there are no Policy loans, no additional premium payments are made other than shown, no accumulation values are allocated to the Fixed Account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the accumulation value, surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks and for administrative expenses. The administrative expense charge is currently at an annual effective rate of 0.10% of the daily net asset value of the Variable Account during the first ten policy years, and is guaranteed not to exceed 0.30% per year. The current mortality and expense risk charges are equivalent to an annual effective rate of:

        o .85% of the daily net asset value of the Variable Account in policy years one through ten,

        o .45% of the daily net asset value of the Variable Account in policy years 11-15, and

        o .15% of the daily net asset value of the Variable Account thereafter.


The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.90%. In addition, the net investment returns also reflect the deduction of fund investment advisory fees and other expenses. These advisory fees and other expenses will vary depending on which funding vehicle is chosen but are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.71% of the daily net asset value of the Variable Account, an arithmetic average of the funds' expenses.

Assuming current charges for administration and mortality expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of:

        o -1.67%, 4.33%, and 10.33% during the first ten policy years, and

        o constant annual rates of -1.17%, 4.83%, and 10.83% during policy years 11-15, and

        o constant annual rates of -0.85%, 5.13%, and 11.13% thereafter.

Assuming guaranteed charges for administration and mortality and expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of:

        o -1.92%, 4.08%, and 10.08% in all policy years.

The illustrations also reflect the fact that we make monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown for the single, 45 year-old insured are for Policies that are issued as guaranteed issue with a Death Benefit Option B, representing the typical situation. Medically underwritten Policies issued on a standard or substandard basis, or with a different Death Benefit Option, would result in different accumulation values and death benefits than those illustrated. The values shown for Policies with the joint and survivorship benefit are on a medically underwritten, standard basis because that is the typical situation for these Policies. If they were issued on a guaranteed issue or substandard basis, accumulation values and death benefits would be different.

The illustrations also reflect the fact that we deduct a premium charge from each premium payment. Current and guaranteed values reflect a deduction of:

        o 6.5% of each premium payment, plus

        o 40% of the first policy year's premium payments up to target premium.


The surrender values shown in the illustrations reflect the fact that we:

        o refund a portion of the sales charge for any Policy surrendered in the first two policy years;

        o deduct an $8 monthly administrative charge at the beginning of each policy month; and

        o deduct an initial $250 policy issue charge.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, gender classification, smoking classification, risk classification, and premium payment requested.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Current Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                          Net 1.17%   Net 4.83%   Net 10.83%  Net -1.17%   Net 4.83%   Net 10.83%
          Accumulated  Net -1.17%   Net 4.83%   Net 10.83%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13% Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        4,935     500,000    500,000     500,000         1,689        1,810        1,933      3,811        3,933       4,055
     2       10,117     500,000    500,000     500,000         5,406        5,886        6,381      6,541        7,021       7,516
     3       15,558     500,000    500,000     500,000         8,932       10,006       11,154      8,932       10,006      11,154
     4       21,270     500,000    500,000     500,000        12,262       14,163       16,276     12,262       14,163      16,276
     5       27,269     500,000    500,000     500,000        15,421       18,384       21,812     15,421       18,384      21,812
     6       33,567     500,000    500,000     500,000        18,426       22,687       27,819     18,426       22,687      27,819
     7       40,181     500,000    500,000     500,000        21,279       27,075       34,349     21,279       27,075      34,349
     8       47,125     500,000    500,000     500,000        23,994       31,567       41,473     23,994       31,567      41,473
     9       54,416     500,000    500,000     500,000        26,576       36,170       49,258     26,576       36,170      49,258
    10       62,072     500,000    500,000     500,000        29,018       40,881       57,768     29,018       40,881      57,768
    15      106,490     500,000    500,000     500,000        38,952       66,589      115,654     38,952       66,589     115,654
    20      163,180     500,000    500,000     500,000        40,642       92,329      209,294     40,642       92,329     209,294
    25      235,533     500,000    500,000     500,000        27,019      111,626      364,843     27,019      111,626     364,843
    30      327,876           0    500,000     672,992           138      117,664      639,453        138      117,664     639,453

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current mortality and expense risk charges and administrative expense charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Guaranteed Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                         Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08% Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        4,935     500,000      500,000   500,000         1,684        1,806        1,928      3,806        3,927       4,050
     2       10,117     500,000      500,000   500,000         4,363        4,810        5,273      5,498        5,945       6,407
     3       15,558     500,000      500,000   500,000         6,869        7,812        8,827      6,869        7,812       8,827
     4       21,270     500,000      500,000   500,000         9,186       10,793       12,595      9,186       10,793      12,595
     5       27,269     500,000      500,000   500,000        11,312       13,750       16,597     11,312       13,750      16,597
     6       33,567     500,000      500,000   500,000        13,239       16,667       20,845     13,239       16,667      20,845
     7       40,181     500,000      500,000   500,000        14,936       19,512       25,333     14,936       19,512      25,333
     8       47,125     500,000      500,000   500,000        16,384       22,259       30,065     16,384       22,259      30,065
     9       54,416     500,000      500,000   500,000        17,555       24,871       35,038     17,555       24,871      35,038
    10       62,072     500,000      500,000   500,000        18,415       27,307       40,244     18,415       27,307      40,244
    15      106,490     500,000      500,000   500,000        17,293       35,660       70,052     17,293       35,660      70,052
    20      163,180     500,000      500,000   500,000         3,240       32,151      106,013      3,240       32,151     106,013
    25      235,533           0      500,000   500,000             0        1,480      145,083          0        1,480     145,083
    30      327,876           0            0   500,000             0            0      181,229          0            0     181,229

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Current Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                          Net 1.17%   Net 4.83%   Net 10.83%  Net -1.17%   Net 4.83%   Net 10.83%
          Accumulated  Net -1.17%   Net 4.83%   Net 10.83%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13% Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        4,935     500,000    500,000     500,000         1,689        1,810        1,933      3,811        3,933       4,055
     2       10,117     500,000    500,000     500,000         5,406        5,886        6,381      6,541        7,021       7,516
     3       15,558     500,000    500,000     500,000         8,932       10,006       11,154      8,932       10,006      11,154
     4       21,270     500,000    500,000     500,000        12,262       14,163       16,276     12,262       14,163      16,276
     5       27,269     500,000    500,000     500,000        15,421       18,384       21,812     15,421       18,384      21,812
     6       33,567     500,000    500,000     500,000        18,426       22,687       27,819     18,426       22,687      27,819
     7       40,181     500,000    500,000     500,000        21,279       27,075       34,349     21,279       27,075      34,349
     8       47,125     500,000    500,000     500,000        23,994       31,567       41,473     23,994       31,567      41,473
     9       54,416     500,000    500,000     500,000        26,576       36,170       49,258     26,576       36,170      49,258
    10       62,072     500,000    500,000     500,000        29,018       40,881       57,768     29,018       40,881      57,768
    15      106,490     500,000    500,000     500,000        38,952       66,589      115,654     38,952       66,589     115,654
    20      163,180     500,000    500,000     500,000        40,642       92,329      209,294     40,642       92,329     209,294
    25      235,533     500,000    500,000     500,000        27,019      111,626      363,543     27,019      111,626     363,543
    30      327,876           0    500,000     500,000           138      117,664      610,102        138      117,664     610,102

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Guaranteed Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                         Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08% Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        4,935     500,000      500,000   500,000         1,684        1,806        1,928      3,806        3,928       4,050
     2       10,117     500,000      500,000   500,000         4,364        4,810        5,273      5,498        5,496       6,407
     3       15,558     500,000      500,000   500,000         6,869        7,812        8,827      6,869        7,812       8,827
     4       21,270     500,000      500,000   500,000         9,186       10,793       12,595      9,186       10,793      12,595
     5       27,269     500,000      500,000   500,000        11,312       13,750       16,597     11,312       13,750      16,597
     6       33,567     500,000      500,000   500,000        13,239       16,667       20,845     13,239       16,667      20,845
     7       40,181     500,000      500,000   500,000        14,936       19,512       25,333     14,936       19,512      25,333
     8       47,125     500,000      500,000   500,000        16,384       22,259       30,065     16,384       22,259      30,065
     9       54,416     500,000      500,000   500,000        17,555       24,871       35,038     17,555       24,871      35,038
    10       62,072     500,000      500,000   500,000        18,415       27,307       40,244     18,415       27,307      40,244
    15      106,490     500,000      500,000   500,000        17,293       35,660       70,052     17,293       35,660      70,052
    20      163,180     500,000      500,000   500,000         3,240       32,151      106,013      3,240       32,151     106,013
    25      235,533           0      500,000   500,000             0        1,480      145,083          0        1,480     145,083
    30      327,876           0            0   500,000             0            0      181,229          0            0     181,229

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Current Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                          Net 1.17%   Net 4.83%   Net 10.83%  Net -1.17%   Net 4.83%   Net 10.83%
          Accumulated  Net -1.17%   Net 4.83%   Net 10.83%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13% Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        5,254     500,000    500,000     500,000         1,780        1,910        2,040      4,039        4,169       4,299
     2       10,771     500,000    500,000     500,000         5,688        6,196        6,721      6,896        7,404       7,929
     3       16,563     500,000    500,000     500,000         9,366       10,499       11,713      9,366       10,499      11,713
     4       22,645     500,000    500,000     500,000        12,822       14,825       17,054     12,822       14,825      17,054
     5       29,032     500,000    500,000     500,000        16,079       19,196       22,803     16,079       19,196      22,803
     6       35,737     500,000    500,000     500,000        19,155       23,628       29,021     19,155       23,628      29,021
     7       42,778     500,000    500,000     500,000        22,060       28,135       35,768     22,060       28,135      35,768
     8       50,171     500,000    500,000     500,000        24,804       32,730       43,112     24,804       32,730      43,112
     9       57,934     500,000    500,000     500,000        27,401       37,426       51,128     27,401       37,426      51,128
    10       66,084     500,000    500,000     500,000        29,844       42,224       59,885     29,844       42,224      59,885
    15      113,374     500,000    500,000     500,000        39,424       68,107      119,251     39,424       68,107     119,251
    20      173,729     500,000    500,000     500,000        39,803       93,203      215,046     39,803       93,203     215,046
    25      250,758     500,000    500,000     500,000        23,858      110,879      375,109     23,858      110,879     375,109
    30      349,070           0    500,000     693,169           159      114,440      658,612        159      114,440     658,612

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Guaranteed Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                         Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08% Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        5,254     500,000      500,000   500,000         1,775        1,904       2,034       4,034        4,163       4,293
     2       10,771     500,000      500,000   500,000         4,164        4,623       5,100       5,371        5,831       6,307
     3       16,563     500,000      500,000   500,000         6,336        7,278       8,296       6,336        7,278       8,296
     4       22,645     500,000      500,000   500,000         8,293        9,865      11,638       8,293        9,865      11,638
     5       29,032     500,000      500,000   500,000        10,009       12,354      15,111      10,009       12,354      15,111
     6       35,737     500,000      500,000   500,000        11,476       14,726      18,718      11,476       14,726      18,718
     7       42,778     500,000      500,000   500,000        12,663       16,944      22,442      12,663       16,944      22,442
     8       50,171     500,000      500,000   500,000        13,546       18,973      26,269      13,546       18,973      26,269
     9       57,934     500,000      500,000   500,000        14,088       20,762      30,170      14,088       20,762      30,170
    10       66,084     500,000      500,000   500,000        14,253       22,263      34,121      14,253       22,263      34,121
    15      113,374     500,000      500,000   500,000         8,690       24,054      54,116       8,690       24,054      54,116
    20      173,729           0      500,000   500,000             0        9,935      71,219           0        9,935      71,219
    25      250,758           0            0   500,000             0            0      72,977           0            0      72,977
    30      349,070           0            0   500,000             0            0      29,271           0            0      29,271

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Current Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%  Net -1.67%   Net 4.33%   Net 10.33%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                          Net 1.17%   Net 4.83%   Net 10.83%  Net -1.17%   Net 4.83%   Net 10.83%
          Accumulated  Net -1.17%   Net 4.83%   Net 10.83%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13% Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        5,254     500,000    500,000     500,000         1,780        1,910        2,040      4,039        4,169       4,299
     2       10,771     500,000    500,000     500,000         5,688        6,196        6,721      6,896        7,404       7,929
     3       16,563     500,000    500,000     500,000         9,366       10,499       11,713      9,366       10,499      11,713
     4       22,645     500,000    500,000     500,000        12,822       14,825       17,054     12,822       14,825      17,054
     5       29,032     500,000    500,000     500,000        16,079       19,196       22,803     16,079       19,196      22,803
     6       35,737     500,000    500,000     500,000        19,155       23,628       29,021     19,155       23,628      29,021
     7       42,778     500,000    500,000     500,000        22,060       28,135       35,768     22,060       28,135      35,768
     8       50,171     500,000    500,000     500,000        24,804       32,730       43,112     24,804       32,730      43,112
     9       57,934     500,000    500,000     500,000        27,401       37,426       51,128     27,401       37,426      51,128
    10       66,084     500,000    500,000     500,000        29,844       42,224       59,885     29,844       42,224      59,885
    15      113,374     500,000    500,000     500,000        39,424       68,107      119,251     39,424       68,107     119,251
    20      173,729     500,000    500,000     500,000        39,803       93,203      215,046     39,803       93,203     215,046
    25      250,758     500,000    500,000     500,000        23,858      110,879      373,451     23,858      110,879     373,451
    30      349,070           0    500,000     693,169           159      114,440      626,510        159      114,440     626,510

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Guaranteed Charges



                                  Death Benefit                  Total Accumulation Value                 Surrender Value
                           Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%   Gross 12%
                       Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
                                  in years 1-10                        in years 1-10                       in years 1-10
           Premiums                                         Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%            in years 11-15                       in years 11-15
 End of       at                 in years 11-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08% Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter           in years 16 and thereafter           in years 16 and thereafter
-------- ------------ --------------------------------------------------------------------------------------------------------------
     1        5,254     500,000      500,000   500,000         1,775        1,904       2,034       4,034        4,163       4,293
     2       10,771     500,000      500,000   500,000         4,164        4,623       5,100       5,371        5,831       6,307
     3       16,563     500,000      500,000   500,000         6,336        7,278       8,296       6,336        7,278       8,296
     4       22,645     500,000      500,000   500,000         8,293        9,865      11,638       8,293        9,865      11,638
     5       29,032     500,000      500,000   500,000        10,009       12,354      15,111      10,009       12,354      15,111
     6       35,737     500,000      500,000   500,000        11,476       14,726      18,718      11,476       14,726      18,718
     7       42,778     500,000      500,000   500,000        12,663       16,944      22,442      12,663       16,944      22,442
     8       50,171     500,000      500,000   500,000        13,546       18,973      26,269      13,546       18,973      26,269
     9       57,934     500,000      500,000   500,000        14,088       20,762      30,170      14,088       20,762      30,170
    10       66,084     500,000      500,000   500,000        14,253       22,263      34,121      14,253       22,263      34,121
    15      113,374     500,000      500,000   500,000         8,690       24,054      54,116       8,690       24,054      54,116
    20      173,729           0      500,000   500,000             0        9,935      71,219           0        9,935      71,219
    25      250,758           0            0   500,000             0            0      72,977           0            0      72,977
    30      349,070           0            0   500,000             0            0      29,271           0            0      29,271

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy With Joint and Survivorship Rider
                              Sex-distinct Nonsmoker Issue Ages 55 (male), 52 (female)
                              $548,000 Annual Premium for Seven Years
                              Face Amount $20,000,0000
                              Death Benefit Option B
                              Guideline Test -- Guaranteed Charges



                                Death Benefit                  Total Accumulation Value                  Surrender Value
                         Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
                      Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%
                     Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%    Net 10.08%
                                in years 1-10                        in years 1-10                        in years 1-10
          Premiums                                        Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%    Net 10.08%
         Accumulated Net -1.92%   Net 4.08%   Net 10.08%            in years 11-15                        in years 11-15
 End of      at                in years 11-15
 Policy  5% interest Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
  Year    Per Year       in years 16 and thereafter           in years 16 and thereafter            in years 16 and thereafter
------------------------------------------------------------------------------------------------------------------------------------
     1      548,000      20      20          20             375,236      398,215      421,194    520,377      543,356      566,335
     2    1,123,400      20      20          20             830,478      905,276      982,834    930,430    1,005,228    1,082,786
     3    1,727,570      20      20          20           1,274,972    1,430,974    1,598,994  1,359,861    1,515,863    1,683,883
     4    2,361,949      20      20          20           1,708,555    1,975,716    2,274,845  1,708,555    1,975,716    2,274,845
     5    3,028,046      20      20          20           2,131,017    2,539,902    3,016,080  2,131,017    2,539,902    3,016,080
     6    3,727,448      20      20          20           2,542,122    3,123,942    3,829,003  2,542,122    3,123,942    3,829,003
     7    4,461,821      20      20          20           2,941,622    3,728,285    4,720,642  2,941,622    3,728,285    4,720,642
     8    4,684,912      20      20          20           2,863,608    3,859,301    5,176,244  2,863,608    3,859,301    5,176,244
     9    4,919,157      20      20          20           2,781,135    3,990,169    5,673,099  2,781,135    3,990,169    5,673,099
    10    5,165,115      20      20          20           2,692,965    4,119,772    6,214,706  2,692,965    4,119,772    6,214,706
    15    6,592,141      20      20          20           2,098,360    4,684,984    9,740,779  2,098,360    4,684,984    9,740,779
    20    8,413,428      20      20          20             965,940    4,843,191   15,243,217    965,940    4,843,191   15,243,217
    25   10,737,903      20      20          20                   0    3,747,296   24,328,877          0    3,747,296   24,328,877
    30   13,704,588       0      20          20                   0            0   38,786,962          0            0   38,786,962

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy With Joint and Survivorship Rider
                              Sex-distinct Nonsmoker Issue Ages 55 (male), 52 (female)
                              $548,000 Annual Premium for Seven Years
                              Face Amount $20,000,0000
                              Death Benefit Option B
                              Cash Value Test -- Guaranteed Charges



                                Death Benefit                  Total Accumulation Value                  Surrender Value
                         Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
                      Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%
                     Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%    Net 10.08%
                                in years 1-10                        in years 1-10                        in years 1-10
          Premiums                                        Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%    Net 10.08%
         Accumulated Net -1.92%   Net 4.08%   Net 10.08%            in years 11-15                        in years 11-15
 End of      at                in years 11-15
 Policy  5% interest Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
  Year    Per Year       in years 16 and thereafter           in years 16 and thereafter            in years 16 and thereafter
------------------------------------------------------------------------------------------------------------------------------------
     1      548,000      20      20          20             375,236      398,215      421,194    520,377      543,356      566,335
     2    1,123,400      20      20          20             830,478      905,276      982,834    930,430    1,005,228    1,082,786
     3    1,727,570      20      20          20           1,274,972    1,430,974    1,598,994  1,359,861    1,515,863    1,683,883
     4    2,361,949      20      20          20           1,708,555    1,975,716    2,274,845  1,708,555    1,975,716    2,274,845
     5    3,028,046      20      20          20           2,131,017    2,539,902    3,016,080  2,131,017    2,539,902    3,016,080
     6    3,727,448      20      20          20           2,542,122    3,123,942    3,829,003  2,542,122    3,123,942    3,829,003
     7    4,461,821      20      20          20           2,941,622    3,728,285    4,720,642  2,941,622    3,728,285    4,720,642
     8    4,684,912      20      20          20           2,863,608    3,859,301    5,176,244  2,863,608    3,859,301    5,176,244
     9    4,919,157      20      20          20           2,781,135    3,990,169    5,673,099  2,781,135    3,990,169    5,673,099
    10    5,165,115      20      20          20           2,692,965    4,119,772    6,214,706  2,692,965    4,119,772    6,214,706
    15    6,592,141      20      20          20           2,098,360    4,684,984    9,740,779  2,098,360    4,684,984    9,740,779
    20    8,413,428      20      20          20             965,940    4,843,191   15,099,740    965,940    4,843,191   15,099,740
    25   10,737,903      20      20          20                   0    3,747,296   22,972,234          0    3,747,296   22,792,234
    30   13,704,588       0      20          20                   0            0   33,316,791          0            0   33,316,791

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

Connecticut General Life Insurance Company
CG Corporate Insurance Variable Life Separate Account 02            [CIGNA LOGO]

  Home Office Location:           Mailing Address:
  900 Cottage Grove Road          CIGNA
  Bloomfield, Connecticut 06152   Corporate Variable Products Service Center
                                  P.O. Box 2975
                                  Routing H14A
                                  Hartford, CT 06104
                                  (860) 534-4100

--------------------------------------------------------------------------------
        The Corporate Flexible Premium Variable Life Insurance Policy II
--------------------------------------------------------------------------------
     This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to, a systematic investment plan of a mutual fund.

     Policy values and, in some cases, the death benefit, varies with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money. This policy or certain of its investment options may not be available in all jurisdictions. Various rights and benefits may differ between jurisdictions to meet applicable law and/or regulations.

     Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

     Policy features include:
        o Life insurance on one life (individual) or two lives (joint and survivor - see page 24);
        o Choice among three death benefit options (see page 16);
        o Flexible premium payments (see page 18);
        o Choice of life insurance qualification method (see page 17); and
        o Choice among the following mutual funds as underlying funding options (also see pages 12-15);

The Alger American Fund
Alger American Small Capitalization Portfolio
Alger American MidCap Growth Portfolio
Alger American Growth Portfolio

CIGNA Variable Products Group
TimesSquare VP Money Market Fund
TimesSquare VP Core Plus Bond Fund
TimesSquare VP S&P 500 Index Fund

Scudder VIT Funds
EAFE[RegTM] Equity Index Fund
Small Cap Index Fund

Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio
VIP High Income Portfolio

Janus Aspen Series
Balance Portfolio
Worldwide Growth Portfolio

MFS[RegTM] Variable Insurance Trust(SM)
MFS Emerging Growth Series
MFS Total Return Series

Neuberger Berman Advisors Management Trust
Partners Portfolio

OCC Accumulation Trust
OCC Small Cap Portfolio

Franklin Templeton Variable Insurance
Products Trust
Templeton Foreign Securities Fund-Class 1
(formerly Templeton International Securities
Fund-Class 1)

     The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. Page 21 contains additional information on the Fixed Account.

     It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy.

                  Keep this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                         Prospectus Dated: May 1, 2002

                (This page has been left blank intentionally.)

                               Table of Contents

                                                           Page
                                                           ----
Technical Terms  .....................................       4
Highlights  ..........................................       5
      Initial Choices  ...............................       5
      Charges and Fees ...............................       6
      Reductions and Refunds .........................       7
      Expense Data ...................................       8
The Company ..........................................      10
The Variable Account .................................      10
      General ........................................      10
      Substitution of Securities .....................      11
      Voting Rights ..................................      11
      Fund Participation Agreements ..................      11
The Funds ............................................      12
Death Benefit ........................................      16
      Death Benefit Options ..........................      16
      Changes in Death Benefit Option ................      16
      Payment of Death Benefit .......................      17
      Life Insurance Qualification Test  .............      17
      Changes in Specified Amount ....................      17
Premium Payments; Transfers ..........................      18
      Premium Payments ...............................      18
      Allocation of Net Premium Payments   ...........      18
      Transfers ......................................      19
Charges; Fees ........................................      20
      Premium Charges ................................      20
      Policy Issue Fee ...............................      20
      Monthly Deductions  ............................      20
      Daily Deductions ...............................      21
      Administrative Fee .............................      21
      Mortality and Expense Risk Charge ..............      21
      Transaction Fee for Excess Transfers ...........      21
      Surrenders During First Three Policy
        Years -- Refund of Portion of Premium
        Charges ......................................      21
The Fixed Account ....................................      21
Policy Values ........................................      22
      Accumulation Value .............................      22
      Variable Accumulation Unit Value ...............      22
      Surrender Value ................................      23
Surrenders ...........................................      23
      Partial Surrenders .............................      23

                                                           Page
                                                           ----
      Full Surrenders ................................      23
      Deferral of Payment and Transfers ..............      23
Lapse and Reinstatement ..............................      23
      Lapse of a Policy ..............................      23
      Reinstatement of a Lapsed Policy ...............      23
Policy Loans .........................................      24
Settlement Options  ..................................      24
Additional Insurance Benefit .........................      24
Joint and Survivorship Benefit .......................      24
Other Policy Provisions  .............................      25
      Issuance .......................................      25
      Short-Term Right to Cancel the Policy ..........      25
      Policy Owner and Beneficiary ...................      25
      Changes of Policy Owner or Beneficiary .........      26
      Right to Exchange for a Fixed Benefit
        Policy .......................................      26
      Incontestability ...............................      26
      Misstatement of Age ............................      26
      Suicide ........................................      26
      Nonparticipating Policies ......................      27
Additional Information ...............................      27
      Tax Matters ....................................      27
      Taxation of the Policies .......................      27
      Taxation of the Company ........................      29
      Partial Surrenders .............................      29
      Policy Loans ...................................      29
      Directors and Officers of the Company ..........      30
      Distribution of Policies .......................      31
      Changes of Investment Policy ...................      31
      Other Contracts Issued by the Company ..........      32
      State Regulation ...............................      32
      Reports to Policy Owners .......................      32
      Advertising ....................................      32
      Legal Proceedings ..............................      33
      Experts ........................................      34
      Registration Statement .........................      34
      Financial Statements ...........................      34
Appendix 1 ...........................................      94
      Illustration of Accumulation Values,
        Surrender Values, and Death Benefits .........      94

TECHNICAL TERMS

accumulation unit: A unit of measure used to calculate the value of a sub-account.

accumulation value: The sum of your interest in the Fixed Account value (see page 21), your interest in the Variable Account value (see page 10), and the loan account value.

corridor death benefit: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

grace period: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

monthly anniversary day: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

net accumulation value: The accumulation value less the loan account value.

specified amount: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the target premium.

target premium: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first ten policy years is higher on premium paid up to target premium and lower on premium paid above target premium.

valuation day: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

valuation period: The period of time beginning on the day following the valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

HIGHLIGHTS

                  This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.

INITIAL CHOICES   When purchasing a Policy, you have four important choices to
TO BE MADE        make:
                  1) Selecting one of the three death benefit options;
                  2) Selecting the amount of premium payments to make;
                  3) Selecting how net premium payments will be allocated among the available funding options; and
                  4) Selecting the life insurance qualification method to be used. (See page 17.)

Level or Varying  The death benefit is the amount we pay to the beneficiary(ies)
Death Benefit     when the Insured dies.
                  Before we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                  When you purchase your Policy, you must choose one of three death benefit options:

                  1) Option A -- a varying death benefit equal to the greater of:
                     a) the specified amount plus the accumulation value; or
                     b) the corridor death benefit.

                  2) Option B -- a level death benefit equal to the greater of:
                     a) the specified amount; or b) the corridor death benefit.


                  3) Option C -- a "return of premium" death benefit equal to the greater of:
                     a) the specified amount plus the sum of the premiums paid;
                        or
                     b) the corridor death benefit.

Amount of         When you apply for your Policy, you must decide how much
Premium Payment   premium to pay. You may change premium payments within the limits described on page 18. However, your Policy might lapse if you don't pay enough premium to maintain a positive net accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. (See page 23.)

Selection of      You must choose the fund(s) in which you want to place your
Funding           net premium payment(s). For each fund, we maintain a separate
Vehicle(s)        sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see page 10). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance. (See pages 21 and 22.) You may also choose to place part or all of your net premium payment(s) into the Fixed Account.

                  Your initial premium payment will be deposited in the CIGNA Variable Products Group's Money Market Fund during the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy". (See page 25.)

CHARGES AND FEES

--------------------------------------------------------------------------------
 Deductions from Premium         6.5% for sales expenses, premium tax
 Payments                        and other tax liabilities
                                 In addition,
                                 o 45% from each premium payment, up to the
                                   target premium, in the first policy year
                                 o 12% from each premium payment, up to the
                                   target premium, in policy years 2-10

                                 For increases in specified amount, other than
                                 through a change in the death benefit option,
                                 we deduct an additional 25% of the premium
                                 payment(s) attributable to the increase in
                                 specified amount up to the increase in target
                                 premium, during the first 12 months after the
                                 increase.
--------------------------------------------------------------------------------
 Administrative Expense          $175 at issue
 Charges
                                 $8 monthly

                                 We deduct daily charges from the Policy values
                                 in policy years 1-15. The current annual rate
                                 is .10% of the Policy values.
--------------------------------------------------------------------------------
 Mortality and                   We deduct daily charges from the Policy values.
 Expense Risk Charges            The current annual rate is:

                                 o .55% of the Policy values during policy years
                                   1-15
                                 o .15% of the Policy values thereafter
--------------------------------------------------------------------------------
 Insurance Charges               Monthly charges, varying for each Insured, for:

                                 o Cost of Insurance
                                 o Cost of any additional insurance benefit
                                 o Cost of any riders
--------------------------------------------------------------------------------
 Mutual Fund Management          Each fund has its own management fee that is
 Fees, Charges, and Expenses     deducted daily. Each fund also incurs other
                                 operational expenses. The table on pages 8-9
                                 shows current expense levels for each fund as
                                 of December 31, 2001. Each fund's investment
                                 results will be affected by its expense level
                                 and by any fee waivers or reductions in effect
                                 for limited periods of time.
--------------------------------------------------------------------------------
 Loan Interest Charge            Interest on loans accrues at an annual rate of
                                 5%. It is payable and deducted once a year, in
                                 arrears, on each policy anniversary. The
                                 current net interest spread (the amount by
                                 which interest charged on loans exceeds
                                 interest credited to the loan account) is:

                                 o .65% per year in the first policy year,
                                 o .55% per year in policy years 2-15, and
                                 o .05% per year thereafter
--------------------------------------------------------------------------------
 Additional Charges and Fees     $25 for a partial surrender

                                 $25 for fund transfers in excess of the free
                                 transfer limit described in the "Transfers"
                                 section of this Prospectus (page 19).
--------------------------------------------------------------------------------

These charges and fees are explained more fully in the "Charges; Fees" section beginning on page 20 and in the "Expense Data" section on pages 8-9.

REDUCTIONS AND REFUNDS

------------------------------------------------------------------------------------------------------
 Reduction of            Corporations or other groups or sponsoring organizations may buy
 Charges                 Policies on a case basis. We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting, administrative or other costs. Eligibility for and the amount of reduction will be determined by a number of factors, including:

                         o Number of lives to be insured;
                         o Total premium(s) expected to be paid;
                         o Total assets you have under our management;
                         o The nature of the relationship among the insured individuals;
                         o The purpose for which the Policies are being purchased;
                         o Expected persistency of the Policies as a whole; and
                         o Any other circumstances we believe relevant to the expected reduction of our expenses.

                         Some reductions may be guaranteed. Other reductions
                         may be subject to withdrawal or modification by us on
                         a uniform case basis. Reductions in charges will not
                         be unfairly discriminatory to any policy owners.
------------------------------------------------------------------------------------------------------

 Refund of Portion of    Surrenders during the first three policy years will qualify for a refund of a
 Premium Charges         portion of the premium charges.
                         -----------------------------------------------------------------------------
                               Surrender                         Credit
                                During
                         -----------------------------------------------------------------------------
                         First Policy Year:      100% of all premium charges previously
                                                 deducted in excess of 3.5% of all
                                                 premiums paid.
                         -----------------------------------------------------------------------------
                         Second Policy Year:     50% of all premium charges previously
                                                 deducted in excess of 3.5% of all
                                                 premiums paid.
                         -----------------------------------------------------------------------------
                         Third Policy Year:      33% of all premium charges previously
                                                 deducted in excess of 3.5% of all
                                                 premiums paid.
------------------------------------------------------------------------------------------------------

EXPENSE DATA

The purpose of the following table is to help purchasers and prospective purchasers understand the costs and expenses that they will bear; directly and indirectly, assuming that all net premium payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual funds underlying the variable sub-accounts. The Mortality and Expense Risk charge shown is the currently charged rate during the first fifteen policy years. It currently declines to .15% per year in the sixteenth policy year. The Mortality and Expense Risk charge is guaranteed not to exceed ..90% per year. The Administrative Expense charge shown is the currently charged rate during the first fifteen policy years. It is guaranteed not to exceed .30% per year. (Continued on page 9.)

                                   FEE TABLE

                                      Alger American Funds                   CIGNA Variable Products
                               ----------------------------------- -------------------------------------------
                                  Small       MidCap                   Money         S&P 500         Core
                                   Cap        Growth      Growth       Market         Index          Plus
                                Portfolio   Portfolio   Portfolio       Fund          Fund         Bond Fund
                               ----------- ----------- ----------- ------------- -------------- --------------
Separate Account Annual
 Expenses
Mortality and Expense Risk
 Charge ......................      0.55        0.55        0.55         0.55           0.55           0.55
Administrative Expense
 Charge ......................      0.10        0.10        0.10         0.10           0.10           0.10
                                    ----        ----        ----         ----          -----          -----
Total Separate Account
 Annual Expenses .............      0.65        0.65        0.65         0.65           0.65           0.65
                                    ====        ====        ====         ====          =====          =====
Fund Portfolio Annual
 Operating Expenses
Management Fees ..............      0.85        0.80        0.75         0.35           0.25           0.50
Other Expenses ...............      0.07        0.08        0.06         0.13           0.10           0.10
                                    ----        ----        ----         ----          -----          -----
Total Gross Expenses .........      0.92        0.88        0.81         0.48           0.35           0.60
Waivers and Reimbursements          (--)        (--)        (--)         (--)          (0.10)         (0.10)
                                    ----        ----        ----         ----          -----          -----
Total Net Fund Portfolio
 Annual Operating
 Expenses ....................      0.92        0.88        0.81         0.48(1)        0.25(1)        0.50(1)
                                    ====        ====        ====         ====           ====           ====

                                          Scudder
                                                                        Fidelity Variable
                                         VIT Funds                   Insurance Products Fund
                               ----------------------------- ---------------------------------------
                                    EAFE           Small
                                   Equity           Cap         Equity-         High      Investment
                                    Index          Index         Income        Income     Grade Bond
                                    Fund           Fund        Portfolio     Portfolio    Portfolio
                               -------------- -------------- ------------- ------------- -----------
Separate Account Annual
 Expenses
Mortality and Expense Risk
 Charge ......................        0.55           0.55          0.55          0.55         0.55
Administrative Expense
 Charge ......................        0.10           0.10          0.10          0.10         0.10
                                     -----          -----          ----          ----         ----
Total Separate Account
 Annual Expenses .............        0.65           0.65          0.65          0.65         0.65
                                     =====          =====          ====          ====         ====
Fund Portfolio Annual
 Operating Expenses
Management Fees ..............        0.45           0.35          0.48          0.58         0.43
Other Expenses ...............        0.36           0.28          0.10          0.13         0.11
                                     -----          -----          ----          ----         ----
Total Gross Expenses .........        0.81           0.63          0.58          0.71         0.54
Waivers and Reimbursements           (0.16)         (0.18)          (--)          (--)         (--)
                                     -----          -----          ----          ----         ----
Total Net Fund Portfolio
 Annual Operating
 Expenses ....................        0.65(2)        0.45(2)       0.58(3)       0.71(3)      0.54
                                      ====           ====          ====          ====         ====

--------------------

(1) TimesSquare has contractually agreed, until April 30, 2003, to waive management fees and reimburse the funds if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets for the Money Market and the Core Plus Bond Fund, and 0.25% for the S&P 500 Index Fund. TimesSquare may agree to continue to waive management fees and reimburse expenses after April 30, 2003. Reimbursement arrangements can decrease a fund's expenses and boost its performance.

(2) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund's prospectus for details.

The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $175 policy issue charge. It also does not reflect premium charges, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in the prospectus under the heading "Charges and Fees", and in each fund's prospectus. All expenses are expressed as a percentage of the average value of the fund's assets.

                             FEE TABLE (Continued)

                                                           Neuberger
                                                            Berman
                                                           Advisers
                                     MFS Variable         Management
     Janus Aspen Series            Insurance Trust           Trust
---------------------------- --------------------------- ------------
   Worldwide                    Emerging       Total
    Growth        Balanced       Growth        Return      Partners
   Portfolio     Portfolio     Portfolio       Series      Portfolio
-------------- ------------- ------------- ------------- ------------
       0.55          0.55          0.55          0.55         0.55
       0.10          0.10          0.10          0.10         0.10
       ----          ----          ----          ----         ----
       0.65          0.65          0.65          0.65         0.65
       ====          ====          ====          ====         ====
       0.65(4)       0.65(4)       0.75          0.75         0.82
       0.04          0.01          0.12          0.14         0.05
       ----          ----          ----          ----         ----
       0.69          0.66          0.87          0.89         0.87
       (--)          (--)          (--)          (--)         (--)
       ----          ----          ----          ----         ----
       0.69          0.66          0.87(5)       0.89(5)      0.87
       ====          ====          ====          ====         ====

                                                            Franklin Templeton
  Janus Aspen                                               Variable Insurance
Series                   OCC Accumulation Trust               Products Trust
-------------- ------------------------------------------- -------------------
   Worldwide                                                Templeton Foreign
    Growth         Equity         Managed      Small Cap     Securities Fund
   Portfolio    Portfolio(6)   Portfolio(6)    Portfolio         Class 1
-------------- -------------- -------------- ------------- -------------------
       0.55          0.55           0.55           0.55             0.55
       0.10          0.10           0.10           0.10             0.10
       ----          ----           ----           ----             ----
       0.65          0.65           0.65           0.65             0.65
       ====          ====           ====           ====             ====
       0.65(4)       0.80           0.78           0.80             0.69
       0.04          0.13(7)        0.10(7)        0.10(7)          0.22
       ----          ----           ----           ----             ----
       0.69          0.93           0.88           0.90             0.91
       (--)          (--)           (--)           (--)             (.01)
       ----          ----           ----           ----             ---
       0.69          0.93(8)        0.88(8)        0.90(8)          0.90(9)
       ====          ====           ====           ====             ====

--------------------

(4) Expenses are based upon expenses for the fiscal year ended December 31, 2001.

(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series' with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Portfolio Annual Operating Expenses would be 0.86% for the Emerging Growth Series and 0.88% for the Total Return Series.

(6) The OCC Trust Equity and Managed Portfolios were no longer available to accept new allocations of premium or receive transfers of existing funds from other sub-accounts on or after May 1, 2000.

(7) Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses.

(8) Total Gross Portfolio Expenses for the Equity, Managed, and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets.

(9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission

THE COMPANY

                  The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

                  The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-534-4100.

THE VARIABLE
ACCOUNT
                  CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

                  Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

                  The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

                  We hold shares of the Variable Account through an open account system, which makes the issuance and delivery of stock certificates unnecessary.

                  The Variable Account is registered with The Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

                  We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                  General

                  We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts, but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

                  Substitution of Securities

                  If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

                  Voting Rights

                  We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

                  The number of shares that you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

                  Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

                  Fund Participation Agreements

                  We have entered into agreements with various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

 THE FUNDS

 Each of the seventeen sub-accounts of the Variable Account currently offered under the Policies is invested solely in the shares of one of the seventeen funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each of the funds is a series of (Continued on Page 13.)

----------------------------------------------------------------------------------------------------------
  Trusts, Investment Advisers, and
            Distributors                              Funds Available under the Policies
----------------------------------------------------------------------------------------------------------
 Alger American Fund ("Alger Trust")           Alger American Small Capitalization Portfolio

 Managed by:
  Fred Alger Management, Inc.                  Alger American MidCap Growth Portfolio
  111 Fifth Avenue, 2nd Floor
  New York, NY 10003

 Distributed by:
  Fred Alger & Company, Incorporated           Alger American Growth Portfolio
  30 Montgomery Street
  Jersey City, NJ 07302
----------------------------------------------------------------------------------------------------------
 CIGNA Variable Products Group ("CIGNA         TimesSquare VP Money Market Fund
 Group")                                       (formerly known as CIGNA VP Money Market Fund)

Managed by:
  TimesSquare Capital Management, Inc.         TimesSquare VP Core Plus Bond Fund
  280 Trumbull Street                          (formerly known as CIGNA VP Investment Grade Bond Fund)
  Hartford, CT 06103

 Distributed by:
  CIGNA Financial Services, Inc.               TimesSquare VP S&P 500 Index[RegTM] Fund
  280 Trumbull Street                          (formerly known as CIGNA VP S&P 500 Index[RegTM] Fund)
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------
 Scudder VIT Funds ("Scudder VIT")             Scudder VIT EAFE[RegTM] Equity Index Fund
 (formerly known as Deutsche Asset
 Management VIT Funds)

 Managed by:
  Deutsche Asset Management, Inc.
  280 Park Avenue                              Scudder VIT Small Cap Index Fund
  New York, NY 10017

 Distributed by:
  Provident Distributors, Inc.
  4400 Four Falls Corporate Center
  West Conshohocken, PA 19428
----------------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund     Fidelity VIP Equity-Income Portfolio
 ("Fidelity VIP")

 Managed by:
 Fidelity Management & Research Company        Fidelity VIP High Income Portfolio
  82 Devonshire Street
  Boston, MA 02109

 Distributed by:
  Fidelity Distributors Corporation
  82 Devonshire Street
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------

 one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as a series of an open-end management investment company under the 1940 Act. These entities are collectively referred to in this prospectus as the "Trusts".

--------------------------------------------------------------------------------
              Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(Small Cap Stocks) Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2001 Growth Index or the S&P SmallCap 600 Index.

(Mid Cap Stocks) Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

(Large Cap Stocks) Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------------------------------------------------
(Money Market) Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

(Investment Grade Bonds) Seeks as high a level of current income as is consistent with reasonable concern for safety of principal by investing primarily in a broad range of investment grade fixed income securities.

(Large Cap Stocks) Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.
--------------------------------------------------------------------------------
(International Stocks) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of MSCI Europe, Australasia, Far East ("EAFE[RegTM]") Index.

(Small Cap Stocks) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2001 Small Stock Index.

--------------------------------------------------------------------------------
(Large Cap Stocks) Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

(High Yield Bonds) Seeks high current income by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower quality securities.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Trusts, Investment Advisers, and Distributors                   Funds Available under the Policies
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series ("Janus Aspen Series")             Janus Aspen Series Balanced Portfolio
 Managed by:
  Janus Capital Management, LLC                        Janus Aspen Series Worldwide Growth Portfolio
  100 Fillmore Street
  Denver, CO 80206-4923
 Distributed by:
  Janus Distributors Inc.
  100 Fillmore Street
  Denver, CO 80206-4923
-----------------------------------------------------------------------------------------------------------------------------------

 MFS[RegTM] Variable Insurance Trust ("MFS Trust")     MFS Emerging Grown Series
 Managed by:
  Massachusetts Financial Services Company             MFS Total Return Series
  500 Boylston Street
  Boston, MA 02116
 Distributed by:
  MFS Fund Distributors, Inc.
  500 Boylston Street
  Boston, MA 02116
-----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman Advisers Management                  Neuberger Berman AMT Partners Portfolio
 Trust ("AMT")
 Managed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
 Distributed by:
  Neuberger Berman Management, Inc.
  605 Third Avenue
  New York, NY 10158-0180
-----------------------------------------------------------------------------------------------------------------------------------
 OCC Accumulation Trust ("OCC Trust")                  OCC Small Cap Portfolio
 Managed by:
  OpCap Advisors
  1345 Avenue of the Americas
  New York, NY 10105
 Distributed by:
  OCC Distributors
  1345 Avenue of the Americas
  New York, NY 10105
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance                 Templeton Foreign Securities Fund-Class 1
 Products Trust ("Templeton Trust")                    (formerly Templeton International Securities Fund-Class 1)
 Managed by:
  Templeton Investment Counsel, LLC
  Broward Financial Centre, Suite 2100
  Fort Lauderdale, FL 33394-3091
 Distributed by:
  Franklin Templeton Distributors, Inc.
  One Franklin Parkway
  San Mateo, CA 94403
-----------------------------------------------------------------------------------------------------------------------------------

 The TimesSquare VP Investment Grade Bond Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Small Cap Portfolio, and (Continued on Page 15.)

--------------------------------------------------------------------------------
              Brief Description of Each Fund's Investment Objective
--------------------------------------------------------------------------------
(Balanced) Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

(Global Stocks) Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

--------------------------------------------------------------------------------
(Large Cap Stocks). Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

(Balanced or Total Return) Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.

--------------------------------------------------------------------------------
(Mid to Large Cap Stocks) Seeks growth of capital by investing mainly in common stocks of mid- to large- capitalization companies whose stock prices are believed to be undervalued.

--------------------------------------------------------------------------------
(Small Cap Stocks) Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

--------------------------------------------------------------------------------
(International Stocks) Seeks long-term capital growth. Invests in stocks of companies located outside the United States, including emerging markets.

--------------------------------------------------------------------------------


Templeton Foreign Securities Fund-Class 1 portfolio seeks long-term capital growth. The portfolio will invest at least 80% of its net assets in foreign securities, including emerging markets.

     We may make additional funds available from time to time.

DEATH BENEFIT
                  Death Benefit Options
                  We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die. (See page 24.) Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

                  o Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit.

                  Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you choose.

                  o Option B -- the death benefit will be the greater of the specified amount or corridor death benefit.

                  Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

                  o Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit.

                  Option C provides a death benefit that increases based on premium payments.

                  Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                  Changes in Death Benefit Option

                  We will allow a death benefit option change upon your written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o The change will take effect on the monthly anniversary day following the date of receipt of the request.

                  o No change in the death benefit option may reduce the
                    specified amount below $50,000.

                  o For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

                  o For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

                  Payment of Death Benefit

                  We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

                  While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

                  If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

                  Life Insurance Qualification Test

                  A Policy must satisfy either of two tests in order to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy that uses either the guideline premium/cash value corridor test or the cash value accumulation test. You cannot change the selection of the test to be used after the Policy's issue date.

                  The guideline premium/cash value corridor test restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit. In addition, the death benefit must not be less than the applicable percentage of the cash surrender value, with the applicable percentage decreasing with age. Illustrative applicable percentages are as follows:

                  o 250% through attained age 40;

                  o 150% at attained age 55;

                  o 120% at attained age 65, and

                  o 100% at attained age 95 and above.

                  The cash value accumulation test is met if, by the terms of the contract, the cash surrender value of the contract may not at any time exceed the net single premium that would have to be paid at that time to fund future benefits.

                  See also "Tax Matters" at pages 26-29 of this prospectus.

                  Changes in Specified Amount

                  You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

                  o An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

                  o No decrease may reduce the specified amount to less than
                    $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM
PAYMENTS;
TRANSFERS
                  Premium Payments
                  The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

                  After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

                  You may increase, decrease, or change the frequency of premium payments.

                  Planned Premiums are premium payments scheduled when a Policy is applied for.

                  Additional Premiums are any premium payments made ($500 minimum) in addition to planned premiums.

                  Net Premium Payments are the balance of premium payments remaining after we deduct the premium charge.

                  Premium Increases. At any time, you may increase planned premiums or pay additional premiums, but:

                  o We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

                  o The total of all premium payments may not exceed the
                    then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                  o If there is any policy indebtedness, we will use any
                    additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

                  Allocation of Net Premium Payments

                  When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account. See "Policy Value -- Accumulation Value; Variable Accumulation Unit Value" at page 22 of this prospectus.

                  During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 25 of this prospectus.

                  Unless you direct us otherwise, we will allocate subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

                  You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

                  Transfers

                  You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within 30 days prior to each policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

                  Subject to the above restrictions, for any individual policy you own, you may make up to four transfers without charge in any policy year. If you own multiple policies, you may make up to 12 transfers without charge in any policy year provided that: 1) each transfer request applies to all policies you own and 2) each transfer request is identical for all such policies in relation to the sub-accounts affected. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for each transfer in excess of the free transfer limit stated above.

                  Overly frequent transfers or an attempt to engage in "market timing" may increase the likelihood that transactions are made at an inopportune time. This could increase costs and may result in lower performance of the underlying funds and are, therefore, discouraged.

                  Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit value next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Service Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionally among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 12-15 of this prospectus.

                  We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

CHARGES;
FEES
                  Premium Charges
                  We will make the following deductions for premium charges:

                  o 6.5% from every premium payment.

                  o An additional 45% on premium payments up to target premium in the first policy year.

                  o An additional 12% on premium payments up to target premium in policy years two through ten.

                  If the specified amount is increased, other than through a change in the death benefit option, during the twelve months following the increase, we will deduct the following from that portion of the premium payment attributable to the increase in specified amount:

                  o An additional 25% on premium payments up to the increase in the target premium.

                  The premium charge represents state taxes and federal income tax liabilities and a portion of our sales expense.

                  There is no deferred sales charge.

                  Policy Issue Fee

                  We deduct a one-time policy issue fee of $175 from the accumulation value for a portion of our administrative expenses.

                  Monthly Deductions

                  We deduct $8 monthly from the net accumulation value for administrative expenses. This charge is for items such as premium billing and collection, policy value calculations, confirmation and periodic reports.

                  We also make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured, and the current net amount at risk.

                  We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

                  We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective value have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.

                  Daily Deductions

                  o Administrative Fee

                  For administrative costs, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .10% per year during the first fifteen policy years. We guarantee it will not exceed .30% per year.

                  o Mortality and Expense Risk Charge

                  For mortality and expense risks, we make a daily deduction from Variable Account and Fixed Account values. This deduction is currently equivalent to .55% per year during the first fifteen policy years and .15% thereafter. We guarantee it will not exceed .90% per year.

                  Transaction Fee for Excess Transfers

                  We charge a $25 transaction fee for each transfer between funding options in excess of the limits specified in the Transfers section of this prospectus.

                  Surrenders During First Three Policy Years -- Refund of Portion of Premium Charges
                  If you surrender the Policy during the first 12 months after issue, we will pay you a credit equal to:

                  o 100% of all premium charges previously deducted in excess of 3.5% of all premiums paid.

                  If you surrender the Policy during months 13 through 24 after issue, we will pay you a credit equal to:

                  o 50% of all premium charges previously deducted in excess of
                    3.5% of all premiums paid.

                  If you surrender the policy during months 25 through 36 after issue, we will pay you a credit equal to:

                  o 33% of all premium charges previously deducted in excess of
                    3.5% of all premiums paid.

                  Any surrender may result in tax implications. See "Tax Matters" (pages 27-29).

                  To the extent policy charges do not cover all our sales and administrative expenses, any shortfall will be made up from our General Account, which supports insurance and annuity obligations.

THE FIXED
ACCOUNT
                  The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate that will be credited is the lesser of 4% per year or the prevailing 30-day Treasure Bill Rate as of the last day of the preceding calendar month.

                  The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the

                  1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of The Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES
                  Accumulation Value

                  Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

                  We determine the accumulation value of a Policy by:

                  a) multiplying the total number of accumulation units
                     credited to the Policy for each applicable sub-account by its appropriate current accumulation unit value,

                  b) if a combination of sub-accounts is elected, totaling the resulting values, and

                  c) adding any values attributable to the General Account
                     (i.e., the Fixed Account value and the loan account value).


                  The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

                  The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

                  We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

                  Accumulation value will be affected by monthly deductions.

                  Variable Accumulation Unit Value

                  We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

                  We determine the net investment factor separately for each sub-account by dividing (a) by (b) and subtracting (c) from the results, where:

                  (a) Equals the net asset value per share of the fund held in the sub-account at the end of a valuation period.

                    o plus the per share amount of any distribution declared by the fund if the "ex-dividend" date is during the valuation period;

                    o plus or minus taxes or provisions for taxes, if any,
                      attributable to the operation of the sub-account during the valuation period.

                  (b) Equals the net asset value per share of the fund held in the sub-account at the beginning of that valuation period.

                  (c) Equals the daily charges for mortality and expense risk and for administrative expenses, multiplied by the number of days in the valuation period.

                  Surrender Value

                  The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS
                  Partial Surrenders

                  You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrenders. For more information, see the "Additional Information -- Partial Surrenders" section on page 29.

                  Full Surrenders

                  You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

                  Deferral of Payment and Transfers

                  We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account for a period not greater than six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND
REINSTATEMENT
                  Lapse of a Policy

                  A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

                  Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrenders. In that event, it may be necessary for you to make an additional premium payment.

                  Reinstatement of a Lapsed Policy

                  You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus 12 additional monthly deductions.

POLICY LOANS
                  You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us. For more information on policy loans see the "Additional Information -- Policy Loans" section on page 29.

SETTLEMENT OPTIONS
                  We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

                  o at the beneficiary's election upon the Insured's death, or

                  o while the Insured is alive, upon your election.

                  You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

                  Examples of possible settlement options are:

                  o First Option -- Payments for a stated number of years.

                  o Second Option -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

                  o Third Option -- Payment of interest annually on the sum
                    left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                  o Fourth Option -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.


                  o Additional Options -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT
                  We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium.

                  We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year.

                  The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT
                  We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

                  o interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

                  o interpret any discussions in this prospectus of the
                    features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

                  Other sections of this prospectus that would be affected by the addition of this benefit are:

                  o Incontestability (see Page 26): The Policy or increase must be in force for two (2) years during the lifetime of each Insured.

                  o Misstatement of Age (see Page 26): By reason of the rider the provision relates to either Insured.

                  o Suicide (see Page 26): By reason of the rider the provision relates to either Insured.

                  The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured.

                  We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

                  Issuance

                  We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

                  Short-Term Right to Cancel the Policy

                  You may return a Policy for cancellation and a full refund of premium within 10 days after you receive it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you have so directed, until:

                  o the fifteenth day after we mail you the Policy, if the
                    state law Right-to-Examine Period is 10 days after you receive the Policy.

                  o the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

                  o the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

                  If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

                  Policy Owner and Beneficiary

                  The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

                  If the policy owner is other than the Insured and dies before the Insured, the policy owners rights in the Policy belong to the policy owner's estate.

                  If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s), or assigns if no named beneficiary survives the Insured.

                  Changes of Policy Owner or Beneficiary

                  You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

                  Right to Exchange for a Fixed Benefit Policy

                  You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

                  Under the new policy:

                  o The policy owner, the Insured, and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

                  o The death benefit on the exchange date will not be more
                    than the death benefit of the original Policy immediately prior to the exchange date.

                  o The issue date and issue age will be the same as that of the original Policy.

                  o The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

                  o Any indebtedness on the original Policy will be
                    transferred.

                  Incontestability

                  We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

                  Misstatement of Age

                  We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

                  Suicide

                  If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                  Nonparticipating Policies

                  These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

ADDITIONAL INFORMATION

                  TAX MATTERS

                  The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                  Taxation of the Policies

                  For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

                  A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distribution unless the policy owner is 591/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies do not become modified endowment contracts.

                  A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A. Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

                  Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

                  In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.

                  Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

                  o no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

                  o no more than 70% of such value is represented by any two
                    (2) investments,

                  o no more than 80% of such value is represented by any three
                    (3) investments, and

                  o no more than 90% of such value is represented by any four
                    (4) investments.

                  U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

                  The following may have adverse tax consequences:

                  o A total surrender or termination of the Policy by lapse;

                  o A reduction in benefits;

                  o A change in the specified amount;

                  o Payment of additional premiums;

                  o A policy loan;

                  o A change in death benefit option;

                  o A 1035 exchange;

                  o The exchange of a Policy for a fixed-benefit policy; or

                  o The collateral assignment or pledge of a Policy.

                  If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

                  Taxation of the Company

                  We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

                  We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

                  We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                  PARTIAL SURRENDERS

                  You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

                  o Option B and C Policies (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                  o For an Option A Policy (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

                  We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

                  If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

                  POLICY LOANS

                  A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest). If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

                  Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

                  We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:

                  o .65% (guaranteed not to exceed 1.2%) during policy year
                    one,

                  o .55% (guaranteed not to exceed 1.2%) during policy years
                    2-15, and

                  o .05% (guaranteed not to exceed 1.2%) annually thereafter.

                  In no case will the annual credited interest rate be less than 3.8%.

                  We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

                  A policy loan, whether or not repaid, will affect:

                  o The proceeds payable upon the Insured's death, and

                  o The accumulation value.

                  This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

                  DIRECTORS AND OFFICERS OF THE COMPANY

                  The following persons are our Directors and Principal Officers. The address of each is 280 Trumbull Street, Hartford, CT 06103. We or our affiliates have employed each for more than five years except for Ms. Cooper, Mr. Stephan and Mr. Sharaff.

                  o Prior to January, 1999, Ms. Cooper was an Associate
                    Attorney with Robinson, Donovan, Madden & Barry, P.C.

                  o Prior to March, 2002, Mr. Sharaff was Chief Investment
                    Officer of Citibank and Global Chief Investment Officer of Zurich Scudder Investments Ltd.

                               Positions and Offices
         Name                     with the Company
----------------------   ---------------------------------
  William M. Pastore     President, Director and Chairman
                         of the Board
                         (Principal Executive Officer)
  Michael J. Stephan     Vice President
                         (Principal Accounting Officer)
  James Yablecki         Assistant Vice President and
                         Actuary
                         (Principal Financial Officer)
  Susan L. Cooper        Corporate Secretary
  Terrence G. Dillon     Secretary
  Harold W. Albert       Director

                                     Positions and Offices
            Name                        with the Company
---------------------------   -----------------------------------
  John Cannon, III            Director, Senior Vice President,
                              and Chief Counsel
  Carol M. Olsen              Director and Senior Vice President
  Marc L. Preminger           Director, Senior Vice President,
                              and Chief Financial Officer
  Richard H. Forde            Director and Senior Vice President
  Heyward R. Donigan          Director and Senior Vice President
  David M. Porcello           Vice President and Treasurer
  Patricia L. Rowland         Director and Senior Vice President
  W. Allen Schaffer, M.D.     Director and Senior Vice President
  Jean H. Walker              Director, Senior Vice President,
                              and Actuary
  Farhan Sharaff              Director and Senior Vice President

                  DISTRIBUTION OF POLICIES

                  Licensed insurance agents will sell the Policies in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). We will distribute the Policies through our principal underwriter, CIGNA Financial Services, Inc. ("CFS"), whose address is 280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.


                  Gross commissions paid by us on the sale of Policies will not exceed:

                  o First Policy Year: 45% of target premium, plus 3% of any premium payment in excess of target premium.

                  o Policy Years 2 through 10: 15% of target premium, plus 3%
                    of any premium payment in excess of target premium.

                  o Renewal: 3% of premium payments, plus 25% of any increase in target premium.

                  In addition, we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                  In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                  CHANGES OF INVESTMENT POLICY

                  We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must take this conversion by the later of:

                  o 60 days (6 months in Pennsylvania) from the date of the
                    investment policy change, or

                  o 60 days (6 months in Pennsylvania) from the date you are informed of such change.

                  We will not require evidence of insurability for this conversion.

                  The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                  OTHER CONTRACTS ISSUED BY THE COMPANY

                  We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

                  STATE REGULATION

                  We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                  REPORTS TO POLICY OWNERS

                  We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

                  We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act.

                  In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement, and termination.

                  ADVERTISING

                  The Company is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability.

                  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals, or other parties that recommend the Company or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                  LEGAL PROCEEDINGS

                  The Company and/or its affiliates are defendants in several proposed class action lawsuits brought in federal courts against managed care industry by physicians and members of health plans. The lawsuits allege violation under one or more of the Employee Retirement Income Security Act ("ERISA"), the Racketeer Influenced and Corrupt Organization Act ("RICO") and various state laws. They challenge, in general terms, the mechanisms used by managed care companies in connection with the delivery of or payment for health care services. The complaints seek injunctive relief, unspecified damages (subject, in the case of RICO, to trebling) and attorneys fees.

                  These federal cases against the Company or its affiliates are Shane v Humana, Inc., et al. (CIGNA subsidiaries added as defendants in August 2000), Mangieri v CIGNA Corporation (filed December 7, 1999 in the United States District Court for the Northern District of Alabama), and Pickney v CIGNA Corporation and CIGNA Health Corporation (filed November 22, 1999 in the United States District Court for the Southern District of Mississippi). Plaintiffs in the Shane and Mangieri cases are physicians, and in the Pickney case, a health plan subscriber. These cases have been transferred to the United States District Court for the Southern District of Florida, along with other cases against other managed care companies, for consolidated pretrial proceedings. Defendant's motions to dismiss all cases are pending. The court has not decided whether a class should be certified in any of the cases.

                  The Company is also a defendant in similar state court cases. On March 29, 2001, a trial judge in Madison County, Illinois certified a class of providers in Kaiser and Corrigan v. CIGNA Corporation, et al., a class alleging breach of contract and seeking increased reimbursements.

                  CIGNA entities are parties to arbitration proceedings regarding the run-off reinsurance operations that include an approximate 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Mangers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (retrocessional) coverage. The retrocessionaires (Sun Life Assurance Company, Phoenix Home Life Mutual Insurance Company and General and Cologne Life Re of America) have commenced arbitration against Unicover (now known as Cragwood Managers, LLC) and the pool members, seeking recission, damages or contract reformation. This matter is scheduled for an arbitration hearing in 2002.

                  Resolution of this matter is likely to take some time and the outcome is uncertain. If the arbitration results are unfavorable, the Company could incur losses material to its results of operations. However, management does not expect the arbitration results of have a material adverse effect on the Company's liability or financial condition.

                  In addition, Peterson v Connecticut General Life Insurance Company was filed February 2, 2000 in the United States District Court for the Eastern District of Pennsylvania. CGLIC's motion to dismiss for failure to state a claim was granted and the plaintiff has filed an appeal in the U.S. Court of Appeals for the Third Circuit.

                  The Company is routinely involved in numerous lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. The outcome of litigation is always uncertain. With the exception of certain reinsurance arbitration proceedings (the possible results of which are discussed above), the Company does not believe that any legal proceedings currently threatened or pending involving the Company will result in losses that would be material to results of operations, liquidity or financial condition. The principal underwriter, CFS, is not engaged in any material litigation of any nature.

                  EXPERTS

                  An actuarial opinion regarding the representativeness of illustrations in this prospectus has been rendered by Gregory
                  N. Malone, FSA, MAAA, 280 Trumbull Street, Hartford, CT 06103, as stated in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in actuarial matters.

                  Legal matters in connection with the Policies described in this prospectus are being passed upon by Mark A. Parsons, Esq., Chief Counsel, CIGNA Retirement & Investment Services, 280 Trumbull Street, Hartford, CT 06103, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

                  The consolidated financial statements of Connecticut General Life Insurance Company at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in the prospectus as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 2001 and the Statements of Operations for the periods ended December 31, 2001, 2000, and 1999 and the Statements of Changes in Net Assets for the periods ended December 31, 2001, 2000, and 1999 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                  REGISTRATION STATEMENT

                  We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of terms thereof, reference is made to such instruments as filed.

                  FINANCIAL STATEMENTS

                  The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2001 and 2000 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2001, 2000, and 1999 follow. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

                  The Statement of Assets and Liabilities of the Variable Account at December 31, 2001 and related Statements of Operations for the period ended December 31, 2001, 2000, and 1999 and Statements of Changes in Net Assets for the period ended December 31, 2001, 2000, and 1999 also follow. The Variable Account commenced operations on December 24, 1996.

                                                PricewaterhouseCoopers LLP
                                                Two Commerce Square, Suite 1700
                                                2001 Market Street
                                                Philadelphia, PA 19103-7042
                                                Telephone (267) 330-3000
                                                Facsimile (267) 330-3300

[PricewaterhouseCoopers LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Connecticut General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income and changes in shareholder's equity and cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries (the Company) at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

February 7, 2002

                           CONNECTICUT GENERAL LIFE
                               INSURANCE COMPANY
                       CONSOLIDATED FINANCIAL STATEMENTS

                               DECEMBER 31, 2001

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME


--------------------------------------------------------------------------------------
(In millions)
--------------------------------------------------------------------------------------
For the years ended December 31,                          2001        2000        1999
--------------------------------------------------------------------------------------
REVENUES
Premiums and fees ................................    $ 7,469     $7,072      $6,573
Net investment income ............................      2,441      2,395       2,421
Other revenues ...................................        465        110         111
Realized investment gains (losses) ...............       (225)       (11)          7
                                                      -------     ------      ------
   Total revenues ................................     10,150      9,566       9,112
                                                      -------     ------      ------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses .........      6,380      6,296       6,062
Policy acquisition expenses ......................         63         56          45
Other operating expenses .........................      2,653      2,211       1,945
                                                      -------     ------      ------
   Total benefits, losses and expenses ...........      9,096      8,563       8,052
                                                      -------     ------      ------
INCOME BEFORE INCOME TAXES .......................      1,054      1,003       1,060
                                                      -------     ------      ------
Income taxes (benefits):
 Current .........................................          7        484         268
 Deferred ........................................        339       (164)         90
                                                      -------     ------      ------
   Total taxes ...................................        346        320         358
------------------------------------------------------------------------------------
NET INCOME .......................................    $   708     $  683      $  702
------------------------------------------------------==============================

The accompanying Notes to the Financial Statements are an integral part of these statements.

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

-------------------------------------------------------------------------------------------------------
(Dollars in millions)
-------------------------------------------------------------------------------------------------------
As of December 31,                                                                    2001         2000
-------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Fixed maturities, at fair value (amortized cost, $18,700; $17,448) ......      $19,351       $17,839
 Mortgage loans ..........................................................       9,077          8,998
 Policy loans ............................................................       2,770          2,926
 Real estate .............................................................         412            508
 Equity securities, at fair value (cost, $51; $54) .......................          54             50
 Other long-term investments .............................................       1,008            903
 Short-term investments ..................................................         206            113
                                                                                -------       -------
    Total investments ....................................................      32,878         31,337
 Cash and cash equivalents ...............................................         738            622
 Accrued investment income ...............................................         456            435
 Premiums and accounts receivable ........................................       1,346          1,205
 Reinsurance recoverables ................................................       7,096          7,462
 Deferred policy acquisition costs .......................................         260            232
 Property and equipment ..................................................         810            588
 Deferred income taxes ...................................................         663          1,054
 Other assets ............................................................         302            357
 Goodwill and other intangibles ..........................................         657            681
 Separate account assets .................................................      35,217         35,807
-------------------------------------------------------------------------------------------------------
    Total assets .........................................................      $80,423       $79,780
--------------------------------------------------------------------------------=====================
LIABILITIES
Contractholder deposit funds .............................................      $28,955       $27,602
Future policy benefits ...................................................       7,806          8,195
Unpaid claims and claim expenses .........................................       1,646          1,606
Unearned premiums ........................................................         110            116
                                                                                -------       -------
    Total insurance and contractholder liabilities .......................      38,517         37,519
Accounts payable, accrued expenses and other liabilities .................       2,637          2,792
Separate account liabilities .............................................      35,217         35,807
-----------------------------------------------------------------------------------------------------
    Total liabilities ....................................................      76,371         76,118
--------------------------------------------------------------------------------=====================
CONTINGENCIES -- NOTE 16
SHAREHOLDER'S EQUITY
Common stock (5,978,322 shares issued and outstanding) ...................      $   30        $    30
Additional paid-in capital ...............................................       1,133          1,124
Net unrealized appreciation, fixed maturities ............................         135             53
Net unrealized depreciation, equity securities ...........................         (24)           (21)
Net unrealized appreciation, derivatives .................................           9             --
Net translation of foreign currencies ....................................            (5)           2
                                                                                ---------     -------
Accumulated other comprehensive income ...................................         115             34
Retained earnings ........................................................       2,774          2,474
-----------------------------------------------------------------------------------------------------
    Total shareholder's equity ...........................................       4,052          3,662
-----------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity ...........................      $80,423       $79,780
--------------------------------------------------------------------------------=====================

The accompanying Notes to the Financial Statements are an integral part of these statements.
38

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN SHAREHOLDER'S
                                    EQUITY

--------------------------------------------------------------------------
(In millions)
--------------------------------------------------------------------------
For the years ended December 31,                        2001
--------------------------------------------------------------------------
                                             Comprehensive   Shareholder's
                                                    Income          Equity
--------------------------------------------------------------------------
Common Stock, end of year ................                    $   30
Additional Paid-In Capital,
 beginning of year .......................                     1,124
Net assets contributed by parent .........                         9
Additional Paid-In Capital, end
 of year .................................                     1,133
Accumulated Other Comprehensive
 Income (Loss), beginning of year                                 34
Net unrealized appreciation
 (depreciation), fixed maturities ........     $ 82               82
Net unrealized appreciation
 (depreciation), equity securities .......       (3)              (3)
                                               ----           ------
Net unrealized appreciation
 (depreciation) on securities ............       79
Net unrealized appreciation,
 derivatives .............................        9                9
Net translation of foreign currencies ....       (7)              (7)
                                               ----           ------
 Other comprehensive income
   (loss) ................................       81
                                               ----
Accumulated Other Comprehensive
 Income (Loss), end of year ..............                       115
Retained Earnings, beginning
 of year .................................                     2,474
 Net income ..............................      708              708
 Dividends declared ......................                      (408)
                                                              ------
 Retained Earnings, end of year ..........                     2,774
--------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME
 AND SHAREHOLDER'S EQUITY ................      $789          $4,052

---------------------------------------------------------------------------------------------------------
(In millions)
---------------------------------------------------------------------------------------------------------
For the years ended December 31,                        2000                            1999
---------------------------------------------------------------------------------------------------------
                                             Comprehensive   Shareholder's   Comprehensive  Shareholder's
                                                    Income          Equity          Income         Equity
---------------------------------------------------------------------------------------------------------
Common Stock, end of year ................                    $   30                           $  30
Additional Paid-In Capital,
 beginning of year .......................                     1,120                           1,072
Net assets contributed by parent .........                         4                              48
Additional Paid-In Capital, end
 of year .................................                     1,124                           1,120
Accumulated Other Comprehensive
 Income (Loss), beginning of year                                (44)                            220
Net unrealized appreciation
 (depreciation), fixed maturities ........      $ 81              81           $(271)           (271)
Net unrealized appreciation
 (depreciation), equity securities .......        (4)             (4)              8               8
                                                ----           ------          -----           -----
Net unrealized appreciation
 (depreciation) on securities ............       77                             (263)
Net unrealized appreciation,
 derivatives .............................       --               --              --              --
Net translation of foreign currencies ....        1                1                (1)             (1)
                                                -----          -------         --------        -----
 Other comprehensive income
   (loss) ................................       78                             (264)
                                                -----                          -------
Accumulated Other Comprehensive
 Income (Loss), end of year ..............                        34                             (44)
Retained Earnings, beginning
 of year .................................                     2,373                           2,206
 Net income ..............................      683              683             702             702
 Dividends declared ......................                      (582)                           (535)
                                                               -------                         -------
 Retained Earnings, end of year ..........                     2,474                           2,373
---------------------------------------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME
 AND SHAREHOLDER'S EQUITY ................      $761           $3,662          $ 438           $3,479



The accompanying Notes to the Financial Statements are an integral part of these statements.

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------------------------------
(In millions)
-----------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                             2001        2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income ........................................................................   $   708      $    683     $   702
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
 Insurance liabilities ............................................................      (217)          224          22
 Reinsurance recoverables .........................................................        91          (202)         31
 Deferred policy acquisition costs ................................................       (28)          (25)        (21)
 Premiums and accounts receivable .................................................       (84)         (107)       (238)
 Accounts payable, accrued expenses and other liabilities .........................        60            65         (30)
 Deferred income taxes ............................................................       339          (164)         90
 Realized investment (gains) losses ...............................................       225            11            (7)
 Depreciation and goodwill amortization ...........................................       153           132         154
 Gains on sales of businesses .....................................................      (201)          (99)        (95)
 Other assets .....................................................................        55            14         (32)
 Other, net .......................................................................       (76)         (158)         95
                                                                                      --------     --------     ---------
   Net cash provided by operating activities ......................................     1,025           374         671
                                                                                      --------     --------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
 Fixed maturities .................................................................     1,792         2,120       2,336
 Mortgage loans ...................................................................       579           332         758
 Policy loans .....................................................................        16            68         272
 Equity securities ................................................................         6            17          24
 Other (primarily short-term investments) .........................................     6,649         6,736       5,958
Investment maturities and repayments:
 Fixed maturities .................................................................     1,989         1,871       2,404
 Mortgage loans ...................................................................       550           882         426
Investments purchased:
 Fixed maturities .................................................................    (5,054)       (4,542)     (4,293)
 Mortgage loans ...................................................................    (1,310)       (1,352)     (1,381)
 Equity securities ................................................................          (1)       (111)        (17)
 Other (primarily short-term investments) .........................................    (6,877)       (6,735)     (5,945)
 Sale of portion of life reinsurance business .....................................        --            45          --
 Other, net .......................................................................      (414)         (222)       (358)
                                                                                      ---------    --------     ---------
   Net cash provided by (used in) investing activities ............................    (2,075)         (891)        184
                                                                                      ---------    --------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
 Deposits and interest credited to contractholder deposit funds ...................     8,536         8,765       7,585
 Withdrawals and benefit payments from contractholder deposit funds ...............    (6,964)       (7,642)     (8,296)
Dividends paid to parent ..........................................................      (408)         (582)       (535)
Repayment of long term debt .......................................................        --           (42)         --
Other, net ........................................................................         2             4           1
                                                                                      ---------    --------     ---------
   Net cash provided by (used in) financing activities ............................     1,166           503      (1,245)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents ..............................       116           (14)       (390)
Cash and cash equivalents, beginning of year ......................................       622           636       1,026
-------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year ............................................   $   738      $    622     $   636
--------------------------------------------------------------------------------------===================================
Supplemental Disclosure of Cash Information:
 Income taxes paid, net of refunds ................................................   $   132      $    435     $   337
 Interest paid ....................................................................   $    --      $      2     $     3
-------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to the Financial Statements are an integral part of these statements.
40

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                       Notes to the Financial Statements

NOTE 1 -- DESCRIPTION OF BUSINESS

     Connecticut General Life Insurance Company and its subsidiaries (collectively referred to as "Connecticut General") provide employee benefits offered through the workplace, including group life and health insurance, retirement products and services and investment management. Connecticut General operates throughout the United States and in selected international locations. Connecticut General is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A) Basis of Presentation: The consolidated financial statements include the accounts of Connecticut General and all significant subsidiaries. Intercompany transactions and accounts have been eliminated in consolidation.

     These consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States. Amounts recorded in the financial statements reflect management's estimates and assumptions about medical costs, investment valuation, interest rates and other factors. Significant estimates are discussed throughout these Notes; however, actual results could differ from those estimates.

     B) Recent Accounting Pronouncement:

Derivative instruments and hedging activities.

     As of January 1, 2001, Connecticut General implemented Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." At implementation, SFAS No. 133 had an immaterial effect on Connecticut General's consolidated financial statements, increasing net income and accumulated other comprehensive income each by less than $1 million. Additional information regarding SFAS No. 133 and the nature and accounting treatment of Connecticut General's derivative financial instruments is included in Note 6(G).

     Goodwill. In June 2001, the Financial Accounting Standards Board (FASB) issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for reporting and measuring goodwill and other intangible assets.

     Under this new accounting standard, Connecticut General will cease goodwill amortization on January 1, 2002. Goodwill amortization (after-tax) was $19 million in 2001, 2000 and 1999. Had accounting standards not changed, goodwill amortization for 2002 would have been approximately the same amount as in 2001. At implementation, Connecticut General does not expect the new standard to result in impairment losses or have any other significant effect on Connecticut General's consolidated financial statements.

     Impairment of Long-Lived Assets. In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." Under SFAS No. 144, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less costs to sell.

     Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value when impaired. When Connecticut General determines that a long-lived asset originally designated to be sold within one year will not be sold in that time frame (such as certain foreclosed real estate), the asset must be written down to the lower of current fair value or fair value at acquisition adjusted to reflect depreciation since acquisition. SFAS No. 144 must be implemented by January 1, 2002. Connecticut General does not expect this statement to have a material effect on its consolidated financial statements.

     C) Financial Instruments: In the normal course of business, Connecticut General enters into transactions involving various types of financial instruments. These financial instruments include investments (such as fixed maturities and equity securities) and off-balance-sheet instruments (such as investment and certain loan commitments and financial guarantees). These instruments may change in value due to interest rate and market fluctuations, and most also have credit risk. Connecticut General evaluates and monitors each financial instrument individually and, when management considers it appropriate, uses a derivative instrument or obtains collateral or another form of security to minimize risk of loss.

     Most financial instruments that are subject to fair value disclosure requirements (such as fixed maturities and equity securities) are carried in the financial statements at amounts that approximate fair value. At the end of 2001 and 2000, the fair values of mortgage loans and contractholder deposit funds were not materially different from their carrying amounts. Fair values of off-balance-sheet financial instruments were not material.

     Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, management estimates fair value based on discounted cash flow analyses, which use current interest rates for similar financial instruments with comparable terms and credit quality. Management estimates the fair value of liabilities for contractholder deposit funds using the amount payable on demand and, for those deposit funds not payable on demand, using discounted cash flow analyses. In many cases, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the instrument were sold immediately.

     D) Investments: Connecticut General's accounting policies for investment assets are discussed below.

     Fixed maturities and mortgage loans. Investments in fixed maturities include bonds, mortgage- and other asset-backed securities and redeemable preferred stocks. These investments are classified as available for sale and are carried at fair value. Fixed maturities are considered impaired, and amortized cost is written down to fair value, when management expects a decline in value to persist.

     Mortgage loans are carried at unpaid principal balances. Impaired loans are carried at the lower of unpaid principal or fair value of the underlying collateral. Mortgage loans are considered impaired when it is probable that Connecticut General will not collect amounts due according to the terms of the loan agreement.

     When an investment is current, Connecticut General recognizes interest income when it is earned. Connecticut General stops recognizing interest income on fixed maturities and mortgage loans when they are delinquent or have been restructured as to terms (interest rate or maturity date). Net investment income on these investments is only recognized when interest payments are actually received.

     Real estate. Investment real estate can be held to produce income or for sale.

     Connecticut General carries real estate held to produce income at depreciated cost less any write-downs to fair value due to impairment. Connecticut General assesses real estate held to produce income for impairment when cash flows indicate that the carrying value may not be recoverable. Depreciation is generally calculated using the straight-line method based on the estimated useful life of the particular real estate asset.

     Connecticut General acquires most real estate held for sale through foreclosure of mortgage loans. At the time of foreclosure, properties are valued at fair value less estimated costs to sell, and are reclassified from mortgage loans to real estate held for sale. After foreclosure, these investments are carried at the lower of fair value at foreclosure or current fair value, less estimated costs to sell, and are no longer depreciated. Valuation reserves reflect changes in fair value after foreclosure. Connecticut General rehabilitates, re-leases, and sells foreclosed properties held for sale. This process usually takes from two to four years unless management considers a near-term sale preferable.

     Connecticut General uses several methods to determine the fair value of real estate, but relies primarily on discounted cash flow analyses and, in some cases, third-party appraisals.

     Equity securities and short-term investments. Connecticut General classifies equity securities and short-term investments as available for sale and carries them at fair value, which for short-term investments approximates cost. Equity securities include common and non-redeemable preferred stocks.

     Policy loans. Policy loans are carried at unpaid principal balances.

     Other long-term investments. Other long-term investments include assets in the separate accounts in excess of separate account liabilities (see Note 2(K)). These assets are carried at fair value.

     Investment gains and losses. Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves, and are based on specifically identified assets. Connecticut General's net income does not include gains and losses on investment assets related to experience-rated pension policyholders' contracts and participating life insurance policies (policyholder share) because these amounts generally accrue to the policyholders.

     Unrealized gains and losses on investments carried at fair value are included in accumulated other comprehensive income, net of policyholder share and deferred income taxes.

     Derivative financial instruments. Note 6(G) discusses Connecticut General's accounting policies for derivative financial instruments.

     E) Cash and Cash Equivalents: Cash equivalents consist of short-term investments that will mature in three months or less from the time of purchase.


     F) Reinsurance Recoverables: Reinsurance recoverables are estimates of amounts that Connecticut General will receive from reinsurers. Allowances are established for amounts owed to Connecticut General under reinsurance contracts that management believes will not be received.

     G) Deferred Policy Acquisition Costs: Acquisition costs consist of commissions, premium taxes, and other costs that Connecticut General incurs to acquire new business. Depending on the product line they relate to, Connecticut General records acquisition costs in different ways.

  o Contractholder deposit funds and universal life products are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts.

  o Annuity and other individual life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  o Other products are expensed as incurred.

     Management estimates the present value of future revenues less expected payments on products that carry deferred policy acquisition costs. If that estimate is less than the deferred costs, Connecticut General reduces deferred policy acquisition costs and records an expense.

     H) Property and Equipment: Property and equipment is carried at cost less accumulated depreciation. When applicable, cost includes interest, real estate taxes and other costs incurred during construction. Also included in this category is internal-use software that is acquired, developed or modified solely to meet Connecticut General's internal needs, with no plan to market externally. Costs directly related to obtaining, developing or upgrading internal-use software are capitalized. Unamortized internal-use software costs were $328 million at December 31, 2001 and $138 million at December 31, 2000.

     Connecticut General calculates depreciation and amortization principally using the straight-line method based on the estimated useful life of each asset. Accumulated depreciation and amortization was $718 million at December 31, 2001, and $599 million at December 31, 2000.

     I) Other Assets: Other assets consist primarily of various insurance-related assets.

     J) Goodwill and Other Intangibles: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Other intangible assets primarily represent purchased customer lists and provider contracts.

     Connecticut General amortizes goodwill and other intangibles on a straight-line basis over periods ranging from eight to 40 years. Management revises amortization periods if it believes there has been a change in the length of time that an intangible will continue to have value. Accumulated amortization was $217 million at December 31, 2001, and $192 million at December 31, 2000.

     For businesses that have recorded goodwill, management analyzes historical and estimated future income or undiscounted cash flows. If this analysis yields an amount that is lower than the amount recorded as goodwill, Connecticut General reduces goodwill and records an expense.

     Beginning January 1, 2002, Connecticut General will cease goodwill amortization and will establish a new methodology for evaluating the recoverability of its goodwill. See Note 2(B).

     K) Separate Accounts: Separate account assets and liabilities are contractholder funds maintained in accounts with specific investment objectives, including assets and liabilities of separate trust arrangements for the benefit of purchasers of certain investment products. The assets of these accounts are legally segregated and are not subject to claims that arise out of any of Connecticut General's other businesses. These accounts are carried at fair value. The investment income, gains and losses of these accounts generally accrue to the contractholders and are not included in Connecticut General's revenues and expenses, except for fees earned for asset management services that are reported in premiums and fees.

     L) Contractholder Deposit Funds: Liabilities for contractholder deposit funds include deposits received from customers for investment-related and universal life products and investment earnings on their fund balances. These liabilities are adjusted to reflect administrative charges, policyholder share of unrealized appreciation or depreciation on investment assets and, for universal life fund balances, mortality charges.

     M) Unpaid Claims and Claim Expenses: Liabilities for unpaid claims and claim expenses are estimates of payments to be made under health and dental coverages for reported claims and for losses incurred but not yet reported. Management develops these estimates using actuarial methods based upon historical data for payment patterns, cost trends, product mix, seasonality, utilization of health care services and other relevant factors. When estimates change, Connecticut General records the adjustment in benefits, losses and settlement expenses.

     N) Future Policy Benefits: Future policy benefits are liabilities for estimated future obligations under traditional life and health policies and annuity products currently in force. These obligations are estimated using actuarial methods based on assumptions as to premiums, future investment yield, mortality, morbidity and withdrawals that allow for adverse deviation and, for specialty life reinsurance contracts that guarantee a minimum death benefit based on unfavorable changes in variable annuity account values, equity market returns and the volatility of the underlying equity and bond mutual fund investments.

     Specifically, the estimates for individual life insurance and annuity future policy benefits are computed using interest rate assumptions that generally decline over the first 20 years and range from 2% to 10%. Mortality, morbidity and withdrawal assumptions are based on either Connecticut General's own experience or actuarial tables. Assumptions for equity market returns and the volatility of underlying equity and bond mutual fund investments are based on historical market experience adjusted to reflect both short-term and long-term future expectations.

     O) Unearned Premiums: Premiums for group life, accident, and health insurance are recognized as revenue on a pro rata basis over the contract period. The unrecognized portion of these premiums is recorded as unearned premiums.

     P) Other Liabilities: Other liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that management can reasonably estimate. Other liabilities also include the loss position of certain derivatives. See Note 6(G).

     Q) Translation of Foreign Currencies: Connecticut General conducts its international business through foreign branches that maintain assets and liabilities in local currencies, which are generally their functional currencies. Connecticut General uses exchange rates as of the balance sheet date to translate assets and liabilities into U.S. dollars. The translation gain or loss on functional currencies, net of applicable taxes, is generally reflected in accumulated other comprehensive income. Connecticut General uses average exchange rates during the year to translate revenues and expenses into U.S. dollars.

     R) Premiums and Fees, Revenues and Related Expenses: Premiums for group life, accident and health insurance are recognized as revenue on a pro rata basis over the contract period. Benefits, losses and settlement expenses are recognized when incurred.

     Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

     Revenue for investment-related products is recognized as follows:

  o Net investment income on assets supporting investment-related products is recognized as earned.

  o Contract fees, which are based upon related administrative expenses, are assessed against the customer's fund balance ratably over the contract year.

     Benefit expenses for investment-related products consist primarily of income credited to policyholders in accordance with contract provisions.

     Revenue for universal life products is recognized as follows:

     o Net investment income on assets supporting universal life products is recognized as earned.

     o Fees for mortality are recognized ratably over the policy year.

     o Administration fees are recognized as services are provided.

     o Surrender charges are recognized as earned.

     Benefit expenses for universal life products consist of benefit claims in excess of policyholder account balances. Expenses are recognized when claims are filed, and income is credited in accordance with contract provisions.

     S) Participating Business: Connecticut General's participating life insurance policies entitle policyholders to earn dividends that represent a portion of the earnings of Connecticut General. Participating insurance accounted for approximately 7% of Connecticut General's total life insurance in force at the end of 2001 and 1999, and 8% at the end of 2000.

     T) Income Taxes: Connecticut General and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. The provision for federal income tax is calculated as if Connecticut General were filing a separate federal income tax return. Connecticut General generally recognizes deferred income taxes when assets and liabilities have different values for financial statement and tax reporting purposes. Note 10 contains detailed information about Connecticut General's income taxes.

NOTE 3 -- DISPOSITIONS

     Connecticut General conducts regular strategic and financial reviews of its businesses to ensure that capital is used effectively. As a result of these reviews, Connecticut General may acquire or dispose of assets, subsidiaries or lines of business. Significant transactions are described below.

     Sale of portions of U.S. life reinsurance business. As of June 1, 2000, Connecticut General sold its U.S. individual life, group life and accidental death reinsurance business for cash proceeds of approximately $170 million. The sale generated an after-tax gain of approximately $85 million, but recognition of that gain was deferred because the sale was structured as an indemnity reinsurance arrangement.

     During 2001, the acquirer entered into agreements with most of the reinsured parties, relieving Connecticut General of any remaining obligations to those parties. As a result, Connecticut General accelerated the recognition of $69 million after-tax of the deferred gain in 2001. Excluding the accelerated gain recognition, Connecticut General also recognized $9 million after-tax of the deferred gain in Other Operations in 2001, compared with $7 million after-tax in 2000. The remaining deferred gain as of December 31, 2001, was approximately $3 million after-tax.

     Connecticut General has placed its remaining reinsurance businesses (including its accident, domestic health, international life and health, and specialty life reinsurance business) into run-off and stopped underwriting new reinsurance business. During 2000, Connecticut General recorded after-tax charges for the run-off reinsurance business totaling $86 million as follows:

  o A charge of $84 million to strengthen reserves, following a review of reserve assumptions for certain specialty life reinsurance contracts. These contracts guarantee certain minimum death benefits based on unfavorable changes in variable annuity account values. These values are derived from underlying equity and bond mutual fund investments; and

  o A charge of $2 million for restructuring costs (principally severance).

     Sale of individual life insurance and annuity business. In 1998, Connecticut General sold its individual life insurance and annuity business for cash proceeds of $1.4 billion. The sale generated an after-tax gain of approximately $770 million, the majority of which was deferred and is recognized at the rate that earnings from the sold business would have been expected to emerge (primarily over 15 years on a declining basis). Connecticut General recognized $52 million of the deferred gain in 2001, $57 million in 2000 and $62 million in 1999. The remaining deferred gain as of December 31, 2001, was $331 million after-tax.

NOTE 4 -- EVENTS OF SEPTEMBER 11, 2001

     As a result of claims arising from the events of September 11, 2001, Connecticut General recorded after-tax charges of $5 million in 2001. These changes, which are net of reinsurance, primarily related to life insurance claims.

NOTE 5 - RESTRUCTURING PROGRAM

     In the fourth quarter of 2001, Connecticut General adopted a restructuring program primarily to consolidate existing health service centers into regional service centers. As a result, Connecticut General recognized in operating expenses a pre-tax charge of $40 million ($26 million after-tax). The pre-tax charge consisted of $20 million of severance costs ($13 million after-tax) and $20 million in real estate costs ($13 million after-tax) relating to vacating certain locations.

     The severance charge reflected the expected reduction of approximately 1,250 employees. In the fourth quarter of 2001, approximately 180 employees were terminated under the program. As a result of the consolidation of health service centers, Connecticut General expects to hire approximately 430 employees, thereby resulting in a net reduction of approximately 820 employees under this program. The real estate charges consisted of approximately $15 million pre-tax related to vacating leased facilities, which are cash obligations pertaining to non-cancelable lease obligations and lease termination penalties. The charge also included approximately $5 million pre-tax of non-cash asset write-downs. As of December 31, 2001, Connecticut General paid $3 million related to severance and vacating leased facilities under this program.

     Connecticut General expects this restructuring program to be substantially completed during 2002. The table below indicates Connecticut General's restructuring activity (pre-tax) for this program.

------------------------------------------------------------------------------------------
                                                   Severance
                                            -----------------------
                                                 No. of                   Real       Total
(Dollars in millions)                         Employees        Cost     Estate      Charge
------------------------------------------------------------------------------------------
Fourth quarter 2001 charge ..............      1,250        $20         $20        $40
Fourth quarter reductions:
Employees ...............................       (180)        (2)                    (2)
Lease costs .............................                                (1)        (1)
Asset write-downs .......................                                (5)        (5)
------------------------------------------------------------------------------------------
Balance as of December 31, 2001 .........      1,070        $18         $14        $32
-----------------------------------------------===========================================

NOTE 6 -- INVESTMENTS

     Connecticut General's investments, as recorded on the balance sheet, include policyholder share. Policyholder share includes the investment assets related to both experience-rated pension policyholder contracts and participating life insurance policies. See Note 8(B) for discussion on the investment gains and losses associated with policyholder share.

     A) Fixed Maturities: The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, were as follows at December 31, 2001:


------------------------------------------------------------------------------
                                                          Amortized       Fair
(In millions)                                                  Cost      Value
------------------------------------------------------------------------------
Due in one year or less .............................     $   750      $   758
Due after one year through five years ...............       4,767        4,949
Due after five years through ten years ..............       5,282        5,499
Due after ten years .................................       2,859        3,092
Mortgage- and other asset-backed securities .........       5,042        5,053
------------------------------------------------------------------------------
Total ...............................................     $18,700      $19,351
----------------------------------------------------------====================

     Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations, with or without penalties. Also, in some cases Connecticut General may extend maturity dates.

     Gross unrealized appreciation (depreciation) on fixed maturities, including policyholder share, by type of issuer was as follows:

--------------------------------------------------------------------------------------------
                                                          December 31, 2001
--------------------------------------------------------------------------------------------
                                           Amortized     Unrealized     Unrealized      Fair
(In millions)                                   Cost   Appreciation   Depreciation     Value
--------------------------------------------------------------------------------------------
Federal government and agency ..........   $   610       $  168         $ --        $   778
State and local government .............       160            9              (1)        168
Foreign government .....................       273           21           (11)          283
Corporate ..............................    12,615          662          (208)       13,069
Federal agency mortgage-backed .........       582           14              (3)        593
Other mortgage-backed ..................     2,130           53           (50)        2,133
Other asset-backed .....................     2,330           75           (78)        2,327
--------------------------------------------------------------------------------------------
Total ..................................   $18,700       $1,002         $(351)      $19,351
-------------------------------------------================================================

--------------------------------------------------------------------------------------------
                                                          December 31, 2000
--------------------------------------------------------------------------------------------
Federal government and agency ..........   $   439       $  216         $ --        $   655
State and local government .............       151            9              (1)        159
Foreign government .....................       246           11              (4)        253
Corporate ..............................    11,228          428          (249)       11,407
Federal agency mortgage-backed .........       525           14           --            539
Other mortgage-backed ..................     1,924           39           (24)        1,939
Other asset-backed .....................     2,935           62          (110)        2,887
-------------------------------------------------------------------------------------------
Total ..................................   $17,448       $  779         $(388)      $17,839
-----------------------------------------==================================================

     As of December 31, 2001 Connecticut General had commitments to purchase $56 million of fixed maturities. Most of these commitments are to purchase unsecured investment grade bonds bearing interest at a fixed market rate. These bond commitments are diversified by issuer and maturity date. Connecticut General expects to disburse the committed amounts in 2002.

     B) Mortgage Loans and Real Estate: Connecticut General's mortgage loans and real estate investments are diversified by property type, location, and, for mortgage loans, borrower. Mortgage loans, which are secured by the related property, are generally made at less than 70% of the property's value.

     At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

-------------------------------------------------------
(In millions)                          2001        2000
-------------------------------------------------------
Mortgage loans ..................    $9,077      $8,998
                                     ------      ------
Real estate:
 Held for sale ..................       230         232
 Held to produce income .........       182         276
                                     ------      ------
Total real estate ...............       412         508
-------------------------------------------------------
Total ...........................    $9,489      $9,506
-------------------------------------==================

     At December 31, mortgage loans and real estate investments were distributed among the following property types and geographic regions:

(In millions)                         2001      2000
----------------------------------------------------
Property type:
 Retail facilities ...........    $2,935      $2,938
 Office buildings ............     3,944       4,024
 Apartment buildings .........     1,172       1,129
 Industrial ..................       685         593
 Hotels ......................       519         572
 Other .......................       234         250
----------------------------------------------------
Total ........................    $9,489      $9,506
----------------------------------==================
Geographic region:
 Central .....................    $2,639      $2,878
 Pacific .....................     1,883       2,026
 South Atlantic ..............     1,794       1,662
 Middle Atlantic .............     1,550       1,494
 Mountain ....................       789         630
 Other .......................       834         816
----------------------------------------------------
Total ........................    $9,489      $9,506
----------------------------------==================

     Mortgage loans. At December 31, 2001, scheduled mortgage loan maturities were as follows (in billions): $1.1 in 2002, $1.5 in 2003, $1.4 in 2004, $1.1 in 2005, $1.1 in 2006, and $2.9 thereafter.

     Actual maturities could differ from contractual maturities for several reasons: borrowers may have the right to prepay obligations, with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced.

     As of December 31, 2001, Connecticut General had commitments to extend credit under commercial mortgage loan agreements of $66 million, most of which were at a fixed market rate of interest. Connecticut General expects to disburse the committed amounts in 2002.

     At December 31, impaired mortgage loans and valuation reserves were as follows:

-----------------------------------------------------------------------
(In millions)                                           2001       2000
-----------------------------------------------------------------------
Impaired loans with no valuation reserves .........    $ 105      $  55
Impaired loans with valuation reserves ............       94        169
                                                       -----      -----
Total impaired loans ..............................      199        224
Less valuation reserves ...........................      (14)       (35)
-----------------------------------------------------------------------
Net impaired loans ................................    $ 185      $ 189
-------------------------------------------------------================

     During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

------------------------------------------------------------------
(In millions)                                       2001      2000
------------------------------------------------------------------
Reserve balance -- January 1 ................     $ 35         $11
Transfers to foreclosed real estate .........      (20)         (5)
Charge-offs upon sales ......................       (5)         (1)
Net change in reserves ......................        4          30
------------------------------------------------------------------
Reserve balance -- December 31 ..............     $ 14         $35
--------------------------------------------------================

     Impaired mortgage loans, before valuation reserves, averaged approximately $198 million in 2001, and $255 million in 2000. Interest income recorded (cash received) on impaired loans was approximately $6 million in 2001 and $17 million in 2000.

     During 1999, Connecticut General refinanced approximately $96 million of its mortgage loans at then-current market rates for borrowers unable to obtain alternate financing. There were no such refinancings in 2001 or 2000.

     Real estate. During 2001, non-cash investing activities included $102 million of real estate acquired through foreclosure of mortgage loans, compared to $73 million for 2000 and $13 million for 1999. The total of valuation reserves and cumulative write-downs related to real estate, including policyholder share, was $89 million at the end of 2001, compared to $69 million at the end of 2000. Net investment income from real estate held for sale (excluding policyholder share) was $8 million for 2001, $4 million for 2000 and $6 million for 1999. Write downs upon foreclosure and changes in valuation reserves were $4 million after-tax (excluding policyholder share) for 2001 and 2000, and less than $1 million for 1999.

     As of December 31, 2001, Connecticut General had commitments to purchase $49 million of real estate investments, diversified by property type and geographic region. Connecticut General expects to disburse approximately 76% of the committed amounts in 2002.

     C) Short-Term Investments and Cash Equivalents: Short-term investments and cash equivalents were primarily corporate securities of $666 million, other asset backed securities of $147 million and federal government bonds of $46 million at December 31, 2001. Connecticut General's short-term investments and cash equivalents at December 31, 2000 included $371 million in corporate securities, $149 million in money market funds and $49 million in federal government bonds.

     D) Net Unrealized Appreciation (Depreciation) on Investments: Unrealized appreciation (depreciation) on investments carried at fair value at December 31 was as follows:

-----------------------------------------------------------------------
(In millions)                                          2001        2000
-----------------------------------------------------------------------
Unrealized appreciation:
 Fixed maturities ...............................    $1,002      $  779
 Equity securities ..............................        26          18
                                                     ------      ------
                                                      1,028         797
                                                     ------      ------
Unrealized depreciation:
 Fixed maturities ...............................      (351)       (388)
 Equity securities ..............................       (23)        (22)
                                                     ------      ------
                                                       (374)       (410)
                                                     ------      ------
                                                        654         387
Less policyholder-related amounts ...............       462         321
                                                     ------      ------
Shareholder net unrealized appreciation .........       192          66
Less deferred income taxes ......................        81          34
-----------------------------------------------------------------------
Net unrealized appreciation .....................    $  111      $   32
-----------------------------------------------------==================

     E) Non-Income Producing Investments: As of December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding twelve months were as follows:

------------------------------------------------------
(In millions)                            2001     2000
------------------------------------------------------
Fixed maturities ....................    $ 40     $  8
Mortgage loans ......................       1        1
Real estate .........................     122      156
Other long-term investments .........      90       47
------------------------------------------------------
Total ...............................    $253     $212
-----------------------------------------=============

     F) Concentration of Risk: As of December 31, 2001 and 2000, Connecticut General did not have a concentration of investments in a single issuer or borrower exceeding 10% of shareholder's equity.

     G) Derivative Financial Instruments: Connecticut General's investment strategy is to manage the characteristics of investment assets (such as duration, yield, currency, and liquidity) to meet the varying demands of the related insurance and contractholder liabilities (such as paying claims, investment returns and withdrawals). As part of this investment strategy, Connecticut General typically uses derivatives to minimize interest rate, foreign currency and equity price risks. Connecticut General routinely monitors exposure to credit risk associated with derivatives and diversifies the portfolio among approved dealers of high credit quality to minimize credit risk. Connecticut General also writes reinsurance contracts to minimize customers' market risks and insurance contracts that credit income to policyholders based on the change in an equity index.

     As of January 1, 2001, Connecticut General implemented SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." At implementation, SFAS No. 133 had an immaterial effect on Connecticut General's consolidated financial statements, increasing net income and accumulated other comprehensive income each by less than $1 million. SFAS No. 133 allows companies to use hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, the changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

     Beginning on January 1, 2001, Connecticut General accounts for derivative instruments as follows:

     o Derivatives are reported on the balance sheet at fair value with changes in fair values reported in net income or accumulated other comprehensive income.

     o Changes in the fair value of derivatives that hedge market risk related to future cash flows -- and that qualify for hedge accounting -- are reported in a separate caption in accumulated other comprehensive income. These hedges are referred to as cash flow hedges.

     o A change in the fair value of a derivative instrument may not always equal the change in the fair value of the hedged item; this difference is referred to as hedge ineffectiveness. Where hedge accounting is used, Connecticut General reflects hedge ineffectiveness in net income (generally as part of realized investment gains and losses).

     o Features of certain investments and obligations are accounted for as derivatives, such as certain fixed maturities' investment returns that are based on the performance of commercial loan pools. As permitted under SFAS No. 133, derivative accounting has not been applied to such features of investments or obligations existing before January 1, 1999.

     In 2001, Connecticut General recorded $12 million pre-tax in realized investment losses for embedded derivatives whose fair value is based on the performance of underlying commercial loan pools. The effects of other derivatives were not material to Connecticut General's consolidated results of operations, liquidity or financial condition for 2001, 2000 or 1999.

     The table below presents information about the nature and accounting treatment of Connecticut General's primary derivative financial instruments. Derivatives in Connecticut General's separate accounts are not included because associated gains and losses generally accrue directly to policyholders.

----------------------------------------------------------------------------------------------------------------------
                                                                                         Accounting Policy
                                                                                         (Beginning
Instrument   Risk            Purpose                       Cash Flows                    January 1, 2001*)
----------------------------------------------------------------------------------------------------------------------
Swaps        Interest rate   Connecticut General           Connecticut General           Using cash flow hedge
             and foreign     hedges the interest or        periodically exchanges        accounting, fair values are
             currency        foreign currency cash         cash flows between            reported in other long-
             risk            flows of fixed maturities     variable and fixed interest   term investments or other
                             to match associated           rates or between two          liabilities and other
                             liabilities. Currency swaps   currencies for both           comprehensive income.
                             are primarily euros for       principal and interest.       Net interest cash flows are
                             periods of up to 20 years.                                  reported in net investment
                                                                                         income.
----------------------------------------------------------------------------------------------------------------------
Forward      Interest rate   Connecticut General           Connecticut General           Fair values are reported
Swaps        risk            hedges fair value changes     periodically exchanges        in other long-term
                             of fixed maturity and         the difference between        investments or other
                             mortgage loan                 variable and fixed rate       liabilities and in
                             investments primarily         asset cash flows, to begin    contractholder deposit
                             related to experience-rated   at a designated future        fund liabilities, with no
                             pension policyholder          date.                         effect on net income.
                             contracts.
                             ----------------------------------------------------------------------------------------
                             Connecticut General           Connecticut General           Fair values of the forward
                             hedges fair value changes     receives (pays) cash          swaps are reported in
                             of mortgage loan              in the amount of fair         other assets or liabilities,
                             participations to be sold.    value changes when            with changes reported in
                                                           the mortgage loan             other revenues or other
                                                           participation is sold.        operating expenses.
----------------------------------------------------------------------------------------------------------------------
Futures      Interest rate   Connecticut General           Connecticut General           Using cash flow hedge
             risk            hedges fair value changes     receives (pays) cash          accounting, fair value
                             of fixed maturity and         daily in the amount of        changes are reported in
                             mortgage loan                 the change in fair value      other comprehensive
                             investments to be             of the futures contract.      income and amortized into
                             purchased.                                                  net investment income
                                                                                         over the life of the
                                                                                         investments purchased.
----------------------------------------------------------------------------------------------------------------------
Embedded     Interest rate   Connecticut General           Connecticut General           Fair values of the
Swaps        and credit      purchases fixed maturities    receives cash based on        embedded return features
             risk            with investment return        the performance of            are reported in fixed
                             features that are based on    underlying commercial         maturities, with changes
                             the performance of            loan pools.                   reported in realized gains
                             underlying commercial                                       and losses.
                             loan pools.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                                                     Accounting Policy
                                                                                     (Beginning
Instrument   Risk        Purpose                       Cash Flows                    January 1, 2001*)
----------------------------------------------------------------------------------------------------------------------
Written      Primarily   Connecticut General writes    Connecticut General           Fair values are reported in
and          equity      reinsurance contracts         receives (pays) an            other liabilities and other
Purchased    risk        to guarantee minimum          up-front fee and will         assets. Changes in fair
Options                  income benefits resulting     periodically pay (receive)    value are reported in
                         from unfavorable changes      cash resulting from the       other revenues or other
                         in variable annuity account   unfavorable changes in        operating expenses.
                         values based on               account values when
                         underlying mutual funds.      account holders elect to
                         Connecticut General           receive minimum income
                         purchases reinsurance         payments.
                         contracts to hedge the
                         market risks assumed.
                         These contracts are
                         accounted for as written
                         and purchased options.
                         --------------------------------------------------------------------------------------------
                         Connecticut General           Under written options,        Fair values of written
                         writes certain universal      Connecticut General may       options are reported in
                         life insurance contracts      be required to make           contractholder deposit
                         that credit income to         payments to policyholders     funds, with changes
                         policyholders based on        at the end of the contract,   reported in benefit
                         the change in an equity       depending on the change       expense. Fair values of
                         index. Connecticut General    in an equity index. Under     purchased options are
                         purchases options to          purchased options,            reported in other assets
                         hedge the effect of income    Connecticut General pays      or liabilities, with changes
                         credited under these          an up-front fee to third      reported in other revenues
                         contracts.                    parties, and may receive      or other operating
                                                       cash at the end of the        expenses.
                                                       contract based on the
                                                       change in this equity
                                                       index.
----------------------------------------------------------------------------------------------------------------------

* Prior to January 1, 2001, accounting policies differed as follows: the fair value of swaps was reported with fixed maturities; changes in fair value of embedded swaps were included in other comprehensive income with the fair value of fixed maturities; changes in the fair value of futures were reported with fixed maturities and mortgage loan investments; and purchased options were reported in benefit expense at amortized cost adjusted for any change in equity indexes.

NOTE 7 -- ACCUMULATED OTHER COMPREHENSIVE INCOME

     Changes in accumulated other comprehensive income (which exclude policyholder share) were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                                                 Tax
                                                                                           (Expense)
(In millions)                                                                   Pre-Tax      Benefit      After-Tax
-------------------------------------------------------------------------------------------------------------------
2001
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities:
 Unrealized depreciation on securities held .............................     $ (96)        $ 33          $ (63)
 Losses realized on securities ..........................................       224          (78)           146
 Reclassification to establish separate caption for derivatives .........        (6)           2             (4)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities .................................     $ 122         $(43)         $  79
------------------------------------------------------------------------------=====================================
Net unrealized appreciation, derivatives:
 Reclassification to establish separate caption for derivatives .........     $   6         $ (2)         $   4
 Unrealized appreciation on derivatives held ............................         8           (3)             5
------------------------------------------------------------------------------=====================================
Net unrealized appreciation, Derivatives ................................     $  14         $ (5)         $   9
------------------------------------------------------------------------------=====================================
Net translation of foreign Currencies ...................................     $ (11)        $  4          $  (7)
------------------------------------------------------------------------------=====================================
2000
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities:
 Unrealized appreciation on securities held .............................     $  87         $(30)         $  57
 Losses realized on securities ..........................................        31          (11)            20
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation, securities .................................     $ 118         $(41)         $  77
------------------------------------------------------------------------------=====================================
Net translation of foreign currencies ...................................     $   2         $ (1)         $   1
------------------------------------------------------------------------------=====================================
1999
-------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation, securities:
 Unrealized depreciation on securities held .............................     $(406)        $142          $(264)
 Losses realized on securities ..........................................         1          --               1
-------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation, securities .................................     $(405)        $142          $(263)
------------------------------------------------------------------------------=====================================
Net translation of foreign currencies ...................................     $  (2)        $  1          $  (1)
------------------------------------------------------------------------------=====================================

NOTE 8 -- INVESTMENT INCOME AND GAINS AND LOSSES

     A) Net Investment Income: The components of net investment income, including policyholder share, for the year ended December 31 were as follows:

----------------------------------------------------------------------------
(In millions)                                  2001        2000        1999
----------------------------------------------------------------------------
Fixed maturities ........................    $1,429      $1,391      $1,336
Equity securities .......................         1           4           2
Mortgage loans ..........................       713         714         754
Policy loans ............................       208         200         257
Real estate .............................        90         108         148
Other long-term investments .............        36          37          22
Short-term investments and cash .........        43          40          39
                                             ------      ------      ------
                                              2,520       2,494       2,558
Less investment expenses ................        79          99         137
---------------------------------------------------------------------------
Net investment income ...................    $2,441      $2,395      $2,421
---------------------------------------------==============================

     Net investment income attributable to policyholder contracts (which is included in Connecticut General's revenues and is primarily offset by amounts included in benefits, losses and settlement expenses) was approximately $1.5 billion for 2001 and $1.4 billion for 2000 and 1999. Net investment income for separate accounts (which is not reflected in Connecticut General's revenues) was $1.0 billion for 2001, $2.0 billion for 2000 and $1.7 billion for 1999.

     Fixed maturities and mortgage loans on which Connecticut General recognizes interest income only when cash is received (referred to as non-accrual investments), including policyholder share, were as follows at December 31:

--------------------------------------------------------
(In millions)                              2001     2000
--------------------------------------------------------
Restructured ..........................    $249     $159
Delinquent ............................      61       49
--------------------------------------------------------
Total non-accrual investments .........    $310     $208
-------------------------------------------=============

     For 2001 and 2000, net investment income was $18 million and $8 million lower, respectively, than it would have been if interest on non-accrual investments had been recognized in accordance with the original terms of these investments.

     In 1999, net investment income was $9 million higher than it would have been under the original terms of these investments, because Connecticut General collected unrecognized interest income due in an earlier year.

     B) Realized Investment Gains and Losses: Realized gains and losses on investments, excluding policyholder share, for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------
(In millions)                                          2001          2000         1999
--------------------------------------------------------------------------------------
Fixed maturities ...............................      $(214)         $(34)         $(3)
Equity securities ..............................        (10)            3            2
Mortgage loans .................................         (1)           (5)          (1)
Real estate ....................................        (11)           22            5
Other ..........................................         11             3            4
                                                      -------        ------        ---
                                                       (225)          (11)           7
Less income tax benefits .......................        (79)           (4)          (1)
--------------------------------------------------------------------------------------
Net realized investment gains (losses) .........      $(146)         $ (7)         $ 8
------------------------------------------------------================================

     Realized investment gains and losses included impairments in the value of investments, net of recoveries, of $185 million in 2001, $32 million in 2000 and $9 million in 1999.

     Realized investment gains and losses that are not reflected in Connecticut General's revenues for the year ended December 31 were as follows:

-------------------------------------------------------------------
(In millions)                          2001        2000        1999
-------------------------------------------------------------------
Separate accounts ..............     $ (810)     $1,788      $2,253
Policyholder contracts .........     $ (104)     $  (60)     $   31
-------------------------------------------------------------------

     Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------
(In millions)                        2001        2000        1999
-----------------------------------------------------------------
Proceeds from sales ...........    $1,798      $2,137      $2,360
Gross gains on sales ..........    $   60      $   63      $   65
Gross losses on sales .........    $ (130)     $  (51)     $  (26)
-----------------------------------------------------------------

NOTE 9 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

     The Connecticut Insurance Department, which regulates Connecticut General, prescribes accounting practices (which differ in some respects from generally accepted accounting principles) to determine statutory net income and surplus.

     Connecticut General's statutory net income for the year ended, and surplus as of, December 31 were as follows:

------------------------------------------------------
(In millions)             2001        2000        1999
------------------------------------------------------
Net income .........    $  358      $  643      $  759
Surplus ............    $2,157      $2,011      $1,934
------------------------------------------------------

     Connecticut General is subject to regulatory restrictions that limit the amount of annual dividends or other distributions (such as loans or cash advances) it may extend to its shareholder without prior approval of regulatory authorities. The maximum dividend distribution that Connecticut General may make during 2002 without prior approval is $579 million. The amount of net assets that could not be distributed without prior approval as of December 31, 2001 was approximately $3.4 billion.

     Connecticut General's capital stock consisted of 5,978,322 shares of common stock authorized and outstanding as of December 31, 2001 and 2000 (par value $5).

NOTE 10 -- INCOME TAXES

     Management believes that Connecticut General's taxable income in future years will be sufficient to realize Connecticut General's net deferred tax assets of $663 million as of December 31, 2001, and $1.1 billion as of December 31, 2000. This determination is based on Connecticut General's earnings history and future expectations.

     Through 1983, a portion of Connecticut General's statutory income was not subject to current income taxation, but was accumulated in a designated policyholders' surplus account. Additions to the account were no longer permitted beginning in 1984. Connecticut General's existing account balance of $450 million would result in a $158 million tax liability only if it were distributed or treated as distributed to shareholders as defined by the Internal Revenue Code. Connecticut General has not provided taxes on this amount because management believes it is remote that conditions requiring taxation will be met.

     CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service. In management's opinion, adequate tax liabilities have been established for all years.

     Deferred income tax assets and liabilities as of December 31 were as follows:

----------------------------------------------------------------------------
(In millions)                                                2001       2000
----------------------------------------------------------------------------
Deferred tax assets:
 Investments, net .......................................    $291     $  323
 Employee and retiree benefit plans .....................     234        214
 Deferred gains on sales of businesses ..................     180        251
 Policy acquisition expenses ............................     133        121
 Other insurance and contractholder liabilities .........      66        232
 Other ..................................................      17         10
                                                             ----     ------
Total deferred tax assets ...............................     921      1,151
                                                             ----     ------
Deferred tax liabilities:
 Depreciation and amortization ..........................     177         63
 Unrealized appreciation on investments .................      81         34
                                                             ----     ------
 Total deferred tax liabilities .........................     258         97
----------------------------------------------------------------------------
Net deferred income tax assets ..........................    $663     $1,054
-------------------------------------------------------------===============

     Current income taxes receivable were $94 million as of December 31, 2001. As of December 31, 2000, current income taxes payable were $31 million.

     The components of income taxes for the year ended December 31 were as follows:

------------------------------------------------------------
(In millions)                      2001        2000     1999
------------------------------------------------------------
Current taxes (benefits):
 U.S. income ...............     $11        $  478      $258
 Foreign income ............       1             2         6
 State income ..............      (5)            4         4
                                 ------     ------      ----
                                   7           484       268
                                 -----      ------      ----
Deferred taxes (benefits):
 U. S. income ..............     339          (164)       90
                                 -----      ------      ----
                                 339          (164)       90
------------------------------------------------------------
Total income taxes .........     $346       $  320      $358
---------------------------------===========================

     Total income taxes for the year ended December 31 were different from the amount computed using the nominal federal income tax rate of 35% for the following reasons:

---------------------------------------------------------------------------------------------------
(In millions)                                                      2001          2000         1999
---------------------------------------------------------------------------------------------------
Tax expense at nominal rate ..................................     $369          $351          $371
Dividends received deduction .................................      (13)          (13)           (9)
Amortization of goodwill .....................................        5             5             5
Tax-exempt interest income ...................................       (4)           (4)           (4)
State income tax (net of federal income tax benefit) .........       (2)            2             3
Resolved federal tax audit issues ............................       --           (17)          --
Other ........................................................       (9)           (4)           (8)
---------------------------------------------------------------------------------------------------
Total income taxes ...........................................     $346          $320          $358
-------------------------------------------------------------------================================

NOTE 11 -- PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     A) Pension and Other Postretirement Benefit Plans: Connecticut General provides pension, health care and life insurance benefits to eligible retired employees, spouses and other eligible dependents through various plans which are sponsored by CIGNA.

     Pension benefits are provided through a plan covering most domestic employees and by a separate pension plan for former agents. CIGNA funds the pension plans at least at the minimum amount required by the Employee Retirement Income Security Act of 1974. The allocated pension cost for Connecticut General was $7 million in 2001 and $19 million in 1999. A pension credit of $5 million was allocated to Connecticut General in 2000. Connecticut General held assets for these plans totaling approximately $1.6 billion at December 31, 2001, and $1.8 billion at December 31, 2000.

     Expense for postretirement benefits other than pensions allocated to Connecticut General totaled $8 million for 2001 and 2000, and $6 million for 1999. The other postretirement benefit liability included in accounts payable, accrued expenses and other liabilities was $361 million as of December 31, 2001, and $369 million as of December 31, 2000.

     B) 401(k) Plans: CIGNA sponsors several 401(k) plans in which CIGNA matches a portion of employees' pre-tax contributions. Participants may invest in CIGNA common stock, several diversified stock funds, a bond fund and a fixed-income fund.

     CIGNA may elect to increase its matching contributions if CIGNA's annual performance meets certain targets. A substantial amount of CIGNA's matching contributions are invested in CIGNA common stock. Connecticut General's allocated expense for these plans was $28 million for 2001, $23 million for 2000 and $20 million for 1999.

NOTE 12 -- REINSURANCE

     In the normal course of business, Connecticut General enters into agreements with other insurance companies to assume and cede reinsurance. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses. Reinsurance does not relieve the originating insurer of liability. Connecticut General evaluates the financial condition of its reinsurers and monitors their concentrations of credit risk to confirm that Connecticut General and its reinsurers are not unduly exposed to risk in the same geographic regions or industries.

     Individual Life and Annuity Reinsurance. Connecticut General had a reinsurance recoverable of $5.6 billion at December 31, 2001, and $5.9 billion at December 31, 2000, from Lincoln National Corporation that arose from the 1998 sale of Connecticut General's individual life insurance and annuity business to Lincoln through an indemnity reinsurance arrangement. See Note 3 for information about this sale.

     Unicover. The run-off reinsurance operations include an approximate 35% share in the primary layer of a workers' compensation reinsurance pool, which was formerly managed by Unicover Managers, Inc. The pool had obtained reinsurance for a significant portion of its exposure to claims, but disputes have arisen regarding this reinsurance (also known as retrocessional) coverage. The retrocessionaires have commenced arbitration in the United States against Unicover and the pool members, seeking rescission or damages.

     The arbitration is scheduled for 2002. The outcome is uncertain. If the arbitration results are unfavorable, Connecticut General could incur losses material to its consolidated results of operations. However, management does not expect the arbitration results to have a material adverse effect on Connecticut General's liquidity or financial condition.

     Other Reinsurance. Connecticut General could have losses if reinsurers fail to indemnify Connecticut General on other reinsurance arrangements, whether because of reinsurer insolvencies or contract disputes. However, management does not expect charges for other unrecoverable reinsurance to have a material effect on Connecticut General's consolidated results of operations, liquidity or financial condition.

     Effects of Reinsurance. In Connecticut General's consolidated income statements, premiums and fees were net of ceded premiums, and benefits, losses and settlement expenses were net of reinsurance recoveries, in the following amounts:

--------------------------------------------------------------------------------------------------
(In millions)                                                         2001        2000        1999
--------------------------------------------------------------------------------------------------
Premiums and fees
Short duration contracts:
 Direct ........................................................    $5,355      $4,801      $4,248
 Assumed .......................................................       729         707         651
 Ceded .........................................................      (153)       (127)       (105)
                                                                    ------      ------      ------
                                                                     5,931       5,381       4,794
                                                                    ------      ------      ------
Long-duration contracts:
 Direct ........................................................     1,518       1,643       1,750
 Assumed .......................................................       504         698         635
 Ceded:
   Individual life insurance and annuity business sold .........      (386)       (461)       (462)
   Other .......................................................       (98)       (189)       (144)
                                                                    ------      ------      ------
                                                                     1,538       1,691       1,779
--------------------------------------------------------------------------------------------------
Total ..........................................................    $7,469      $7,072      $6,573
--------------------------------------------------------------------==============================

---------------------------------------------------------------------------------------
(In millions)                                                    2001     2000     1999
---------------------------------------------------------------------------------------
Reinsurance recoveries
Individual life insurance and annuity business sold .........    $269     $308     $362
Other .......................................................     262      222      194
---------------------------------------------------------------------------------------
Total .......................................................    $531     $530     $556
-----------------------------------------------------------------======================

     The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the recognized premium and fees amounts shown in the above table.

NOTE 13 -- LEASES AND RENTALS

     Rental expenses for operating leases, principally for office space, amounted to $56 million in 2001, $45 million in 2000 and $42 million in 1999.

     As of December 31, 2001, future net minimum rental payments under non-cancelable operating leases were approximately $250 million, payable as follows (in millions): $56 in 2002, $43 in 2003, $39 in 2004, $29 in 2005, $24
in 2006 and $59 thereafter.

NOTE 14 -- SEGMENT INFORMATION

     Operating segments generally reflect groups of related products. Connecticut General measures the financial results of its segments using operating income (net income excluding after-tax realized investment results). Connecticut General's operations are not materially dependent on one or a few customers, brokers or agents.

     Connecticut General presents segment information as follows:

     Employee Health Care, Life and Disability Benefits which combines Connecticut General's Health Care and Group Insurance segments, offers a range of indemnity group health and managed care products and services through guaranteed cost, experience-rated and alternative funding arrangements such as administrative services only and minimum premium plans. This segment also offers group life and disability coverages.

     Employee Retirement Benefits and Investment Services provides investment products and professional services primarily to sponsors of qualified pension, profit sharing and retirement savings plans. This segment also provides certain corporate and variable life insurance products.

     Other Operations consist of:

     o the deferred gains recognized from both the 1998 sale of the individual life insurance and annuity business and the 2000 sale of certain reinsurance operations;

     o corporate life insurance on which policy loans are outstanding (leveraged corporate life insurance);

     o reinsurance operations (consisting of the sold reinsurance operations prior to the date of sale and the run-off reinsurance business);

     o settlement annuity business; and

     o the amount received from the resolution of federal tax audits, as discussed in Note 10.

     Connecticut General measures the financial results of its segments using operating income (which is defined as net income excluding after-tax realized investment results). Connecticut General determines operating income for each segment consistent with the accounting policies for the consolidated financial statements. Connecticut General allocates other corporate general, administrative and systems expenses on systematic bases. Income taxes are generally computed as if each segment were filing separate income tax returns.

     Segment reporting changes. Beginning January 1, 2000, Connecticut General combined the operations of a new business initiative (the results of which had been previously reported in Other Operations) with a business that is reported in the Employee Health Care, Life and Disability Benefits segment. Results for the year ended December 31, 1999, have been reclassified to conform to this presentation.

Summarized segment financial information for the year ended and as of December
                                                             31 was as follows:

---------------------------------------------------------------------------------------
(In millions)                                              2001        2000        1999
---------------------------------------------------------------------------------------
Employee Health Care, Life and Disability Benefits
Premiums and fees and other revenues ...............    $ 6,987     $ 6,280     $ 5,769
Net investment income ..............................        280         283         267
---------------------------------------------------------------------------------------
Segment revenues ...................................    $ 7,267     $ 6,563     $ 6,036
Income taxes .......................................    $   251     $   220     $   171
Operating income ...................................    $   454     $   394     $   308
Assets under management:
 Invested assets ...................................    $ 3,570     $ 3,464     $ 3,341
 Separate account assets ...........................      1,840       1,943       2,038
---------------------------------------------------------------------------------------
Total ..............................................    $ 5,410     $ 5,407     $ 5,379
---------------------------------------------------------------------------------------
Employee Retirement Benefits and Investment Services
Premiums and fees and other revenues ...............    $   310     $   334     $   251
Net investment income ..............................      1,667       1,609       1,596
---------------------------------------------------------------------------------------
Segment revenues ...................................    $ 1,977     $ 1,943     $ 1,847
Income taxes .......................................    $    89     $   102     $   124
Operating income ...................................    $   213     $   248     $   258
Assets under management:
 Invested assets ...................................    $22,756     $21,458     $20,183
 Separate account assets ...........................     31,579      32,033      32,996
---------------------------------------------------------------------------------------
Total ..............................................    $54,335     $53,491     $53,179
---------------------------------------------------------------------------------------
Other Operations
Premiums and fees and other revenues ...............    $   637     $   568     $   664
Net investment income ..............................        494         503         558
---------------------------------------------------------------------------------------
Segment revenues ...................................    $ 1,131     $ 1,071     $ 1,222
Income taxes .......................................    $    85     $     2     $    64
Operating income ...................................    $   187     $    48     $   128
Assets under management:
 Invested assets ...................................    $ 6,552     $ 6,415     $ 6,401
 Separate account assets ...........................      1,798       1,831       2,887
---------------------------------------------------------------------------------------
Total ..............................................    $ 8,350     $ 8,246     $ 9,288
--------------------------------------------------------===============================

---------------------------------------------------------------------------------------------------
(In millions)                                                     2001          2000           1999
---------------------------------------------------------------------------------------------------
Realized Investment Gains (Losses)
Realized investment gains (losses) .......................     $  (225)       $  (11)        $    7
Income tax benefits ......................................         (79)           (4)            (1)
---------------------------------------------------------------------------------------------------
Realized investment gains (losses), net of taxes .........     $  (146)       $   (7)        $    8
---------------------------------------------------------------------------------------------------
Total
Premiums and fees and other revenues .....................     $ 7,934        $7,182         $6,684
Net investment income ....................................       2,441         2,395          2,421
Realized investment gains (losses) .......................        (225)          (11)             7
---------------------------------------------------------------------------------------------------
Total revenues ...........................................     $10,150        $9,566         $9,112
Income taxes .............................................     $   346        $  320         $  358
Operating income .........................................     $   854        $  690         $  694
Realized investment gains (losses), net of taxes .........        (146)             (7)           8
---------------------------------------------------------------------------------------------------
Net income ...............................................     $   708        $  683         $  702
---------------------------------------------------------------------------------------------------
Assets under management
 Invested assets .........................................     $32,878        $31,337       $29,925
 Separate account assets .................................      35,217        35,807         37,921
---------------------------------------------------------------------------------------------------
Total ....................................................     $68,095        $67,144        $67,846
---------------------------------------------------------------=====================================

     Premiums and fees and other revenues by product type were as follows for the year ended December 31:

------------------------------------------------------------------------
(In millions)                               2001        2000        1999
------------------------------------------------------------------------
Medical and Dental Indemnity .........    $5,360      $4,793      $4,388
Group Life ...........................       998       1,118       1,282
Other ................................     1,576       1,271       1,014
------------------------------------------------------------------------
Total ................................    $7,934      $7,182      $6,684
------------------------------------------==============================

     Connecticut General's foreign activities, including premiums and fees, net income, translation adjustments, transaction losses and long-lived assets for the years ended and as of December 31, 2001 2000 and 1999 were not material.

NOTE 15 -- RELATED PARTY TRANSACTIONS

     Connecticut General has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by Connecticut General for this business were $1.7 billion at December 31, 2001 and $1.4 billion at December 31, 2000. Beginning in 2000, Connecticut General has also assumed the settlement annuity and group pension business written by CIGNA Life Insurance Company of New York (CLICNY), another affiliate. Reserves held by Connecticut General for this business were approximately $166 million at December 31, 2001 and $200 million at December 31, 2000.

     Effective January 1, 1999, Connecticut General entered into a contract to assume certain accident and health business from CLICNY. Connecticut General assumed premiums of $700 million in 2001, $602 million in 2000 and $439 million in 1999, and held reserves of $42 million at December 31, 2001, and $30 million at December 31, 2000.

     Connecticut General cedes long-term disability business to LINA. Reinsurance recoverables from LINA were $679 million at December 31, 2001, and $747 million at December 31, 2000. In 1999, as part of this reinsurance arrangement, LINA paid an experience refund of $33 million on an after-tax basis to Connecticut General related to the period 1992-1994.

     Connecticut General has an arrangement with International Rehabilitation Services Inc., an affiliate, to receive certain rehabilitation, utilization review and medical review services. Connecticut General paid $83 million in 2001, $94 million in 2000 and $70 million in 1999 for these services.

     Connecticut General, along with other CIGNA subsidiaries, has entered into arrangements with CIGNA Investments Inc. and TimeSquare Capital Management Inc., for investment advisory services. Fees paid by Connecticut General totaled $58 million in 2001, $50 million in 2000, and $30 million in 1999.

     Connecticut General has an arrangement with CIGNA Health Corporation and its subsidiaries and affiliates to use managed care provider networks and other administrative services for group health benefit plans insured or administered by Connecticut General. Fees paid by Connecticut General totaled $917 million in 2001, $886 million in 2000 and $772 million in 1999.

     Connecticut General had lines of credit available from affiliates totaling $600 million at December 31, 2001 and 2000. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was less than $1 million in 2001, 2000 and 1999. There were no borrowings outstanding under such lines at the end of 2001 and 2000.

     Connecticut General had extended lines of credit to affiliates totaling $600 million at December 31, 2001 and 2000. All loans are payable upon demand with interest rates equivalent to CIGNA's short-term borrowing rate. There were no borrowings outstanding under such lines at the end of 2001 and 2000.

     Connecticut General, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of increasing earnings on short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. Connecticut General had balances in the Account of approximately $900 million at December 31, 2001, and $600 million at December 31, 2000.

     CIGNA allocates to Connecticut General its share of operating expenses incurred at the corporate level. Connecticut General also allocates a portion of its operating expenses to affiliated companies for whom it performs certain administrative services.

NOTE 16 -- CONTINGENCIES

     A) Financial Guarantees: Connecticut General is contingently liable for various financial guarantees provided in the ordinary course of business.

     Separate account assets are contractholder funds maintained in accounts with specific investment objectives. Connecticut General records separate account liabilities equal to separate account assets. In certain cases, Connecticut General guarantees a minimum level of benefits for retirement and insurance contracts written in separate accounts. Connecticut General establishes an additional liability if management believes that Connecticut General will be required to make a payment under these guarantees, which include the following:

     o Connecticut General guarantees that separate account assets will be sufficient to pay certain retiree or life benefits. The sponsoring employers are primarily responsible for ensuring that assets are sufficient to pay these benefits and are required to maintain assets that exceed 102% to 130% of benefit obligations. If employers do not maintain these levels of separate account assets, Connecticut General has the right to redirect the management of the related assets to provide for benefit payments. Benefit obligations under these arrangements were $2.4 billion as of December 31, 2001 and 2000. There were no additional liabilities required as of December 31, 2001 or 2000 for these guarantees.

     o Under arrangements with certain retirement plan sponsors, Connecticut General guarantees that plan participants will receive the value of their accounts if they withdraw their balances. These guarantees could require payment by Connecticut General in the event that a significant number of plan participants withdraw their accounts when the market value of the related assets is less than the plan participant account values at the time of withdrawal. Participant account values under these arrangements were $1.8 billion as of December 31, 2001, and $1.9 billion as of December 31, 2000. There were no additional liabilities required as of December 31, 2001 or 2000 for these guarantees.

     o Connecticut General guarantees a minimum level of earnings (based on investment, mortality and retirement experience) for a group annuity contract. If the actual investment return is less than the minimum guaranteed level, Connecticut General is required to fund the difference. The guaranteed benefit obligation was $334 million as of December 31, 2001, and $343 million as of December 31, 2000. Connecticut General had additional liabilities of $14 million and $13 million for this guarantee as of December 31, 2001 and 2000, respectively.

     Connecticut General does not expect that these guarantees will have a material adverse effect on Connecticut General's consolidated results of operations, liquidity or financial condition.

     The management fee that Connecticut General charges to separate accounts includes a guarantee fee. These fees are recognized in income as earned.

     As of December 31, 2001, Connecticut General guaranteed $42 million of industrial revenue bond issues, which will mature in 2007. At December 31, 2000, Connecticut General guaranteed $85 million of industrial revenue bonds that had maturities ranging from six to fifteen years. If the issuers default, Connecticut General will be required to make periodic payments based on the original terms of the bonds. Unlike many debt obligations, an event of default under these bonds will not cause the scheduled principal payments to be due immediately.

     B) Regulatory and Industry Developments: Connecticut General's businesses are subject to a changing social, economic, legal, legislative and regulatory environment. Some current issues that may affect Connecticut General's businesses include:

     o initiatives to increase health care regulation;

     o efforts to expand tort liability of health plans;

     o class action lawsuits targeting health care companies including CIGNA;

     o initiatives to restrict insurance pricing and the application of underwriting standards; and

     o efforts to revise federal tax laws.

     Health care regulation. Federal and state legislatures, administrative agencies and courts continue efforts to increase regulation of the health care industry and change its operational practices. Regulatory and operational changes could have an adverse effect on Connecticut General's health care operations if they reduce marketplace competition and innovation or result in increased medical or administrative costs without improving the quality of care. Debate at the federal level over "managed care reform" and "patients' bill of rights" legislation is expected to continue.

     In 2001, the U.S. Senate and House of Representatives passed different versions of "patients' bill of rights" legislation. Congress will attempt to reconcile the two bills in a conference committee. Although both bills provide for independent review of decisions regarding medical care, the bills differ on the circumstances under which lawsuits may be brought against managed care organizations and the scope of their liability.

     Final privacy regulations under the Health Insurance Portability and Accountability Act of 1996 became effective in April 2001. The regulations cover all aspects of the health care delivery system, and address the use and disclosure of individually identifiable health care information. Compliance with the privacy regulations is required by April 2003. Connecticut General expects to undertake significant systems enhancements, training and administrative efforts to satisfy these requirements.

     Other possible regulatory changes that could have an adverse effect on Connecticut General's health care operations include:

     o additional mandated benefits or services that increase costs without improving the quality of care;

     o narrowing of the Employee Retirement Income Security Act of 1974 (ERISA) preemption of state laws;

     o changes in ERISA regulations resulting in increased administrative burdens and costs;

     o additional restrictions on the use of prescription drug formularies;

     o additional privacy legislation and regulation that interferes with the proper use of medical information for research, coordination of medical care and disease management;

     o additional rules establishing the time periods for payment of health care provider claims that vary from state to state; and

     o legislation that would exempt independent physicians from antitrust laws.

     The health care industry is under increasing scrutiny by various state and federal government agencies and may be subject to government efforts to bring criminal actions in circumstances that would previously have given rise only to civil or administrative proceedings.

     Tax benefits for corporate life insurance. In 1996, Congress passed legislation implementing a three-year phase-out period for tax deductibility of policy loan interest for most leveraged corporate life insurance products. As a result, management expects revenues and operating income associated with these products to decline. In 2001, revenues of $287 million and operating income of $33 million were from products affected by this legislation.

     Statutory accounting principles. In 1998, the NAIC adopted standardized statutory accounting principles. The state of Connecticut, in which Connecticut General is domiciled, has adopted these principles effective as of January 1, 2001. The implementation of these principles did not materially impact the ability of Connecticut General to make dividend payments (or other distributions) to CIGNA or to meet obligations under insurance policies.

     Insolvency funds. Many states maintain funds to pay the obligations of insolvent insurance companies. Regulators finance these funds by imposing assessments against insurance companies operating in the state. In some states, insurance companies can recover a portion of these assessments through reduced premium taxes.

     Connecticut General recorded pre-tax charges for continuing operations of $2 million for 2001 and 2000, and $8 million for 1999 (before giving effect to future premium tax recoveries) for insolvency fund and other insurance-related assessments that can be reasonably estimated.

     C) Litigation and Other Legal Matters: Connecticut General and/or its affiliates and several health care industry competitors are defendants in proposed federal and state class action lawsuits. The federal lawsuits allege violations under the Racketeer Influenced and Corrupt Organizations Act and ERISA. A class has been certified in an Illinois state court lawsuit against Connecticut General in which health care providers allege breach of contract and seek increased reimbursements. In addition, Connecticut General is routinely involved in numerous lawsuits arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs.

     The outcome of litigation and other legal matters is always uncertain. With the possible exception of certain reinsurance arbitration proceedings (discussed in Note 12), Connecticut General does not believe that any legal proceedings currently threatened or pending will result in losses that would be material to its consolidated results of operations, liquidity or financial condition.

                                                PricewaterhouseCoopers LLP
                                                100 Pearl Street
                                                Hartford, CT 06103-4508
                                                Telephone (860) 241-7000
                                                Facsimile (860) 241-7590

[PricewaterhouseCoopers LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02, (hereafter referred to as the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 20, 2002

INVESTMENT INCOME:
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                  Alger American Portfolio Sub-Accounts
                                                              -----------------------------------------------
                                                                                  MidCap           Small
                                                                 Growth           Growth       Capitalization
                                                              -------------    ------------    --------------
ASSETS:
Investment in variable insurance
 funds at fair value                                          $  3,851,061     $  3,247,610    $  2,107,744
Receivable from Connecticut
 General Life Insurance Company                                        163               67             -
                                                              -------------    ------------    --------------
   Total assets                                                  3,851,224        3,247,677       2,107,744
                                                              -------------    ------------    --------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                              -                 -                17
                                                              -------------    ------------    --------------
    Total liabilities                                                 -                 -                17
                                                              -------------    ------------    --------------
    Net assets                                                $  3,851,224     $  3,247,677    $  2,107,727
                                                              =============   =============    ==============

Accumulation units outstanding - Contracts sold before
 May 1, 1998 (RVUL 01)                                              48,361           36,913          33,656
Net asset value per accumulation unit                         $     16.780     $     19.009    $     10.271

Accumulation units outstanding - Contracts sold after
 April 30, 1998 (RVUL 02)                                          309,198          189,519         230,393
Net asset value per accumulation unit                         $      9.831     $     13.434    $      7.648

                                                              -------------    ------------    --------------
Accumulation net assets                                       $  3,851,224     $  3,247,677    $  2,107,727
                                                              =============   =============    ==============

                                                                         CIGNA Variable
                                                                         Products Group
                                                                          Sub-Accounts                 Deutsche VIT - Sub-Accounts
                                                        ----------------------------------------------   ------------------------
                                                          Investment                                       EAFE(R)       Small
                                                          Grade Bond     Money Market       S&P 500     Equity Index  Capitalization
                                                        ----------------------------------------------   ------------------------

ASSETS:
Investment in variable insurance
 funds at fair value                                    $  7,438,041    $ 10,096,155      $ 30,531,477   $   17,284    $  6,637
Receivable from Connecticut
 General Life Insurance Company                                   -               -                 -            -           -
                                                        ------------    ------------      ------------   ----------    ----------
    Total assets                                           7,438,041      10,096,155        30,531,477       17,284       6,637
                                                        ------------    ------------      ------------   ----------    ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                          93             143               271            9           3
                                                        ------------    ------------      ------------   ----------    ----------
    Total liabilities                                             93             143               271            9           3
                                                        ------------    ------------      ------------   ----------    ----------
    Net assets                                          $  7,437,948    $ 10,096,012      $ 30,531,206   $   17,275    $  6,634
                                                        ============    ============      ============   ==========    ==========

Accumulation units outstanding - Contracts sold before
 May 1, 1998 (RVUL 01)                                       387,972         747,403         1,707,196           -           -
Net asset value per accumulation unit                   $     11.527    $     12.173      $     14.353   $    7.934    $ 12.144
Accumulation units outstanding - Contracts sold after
 April 30, 1998 (RVUL 02)                                    252,172          86,471           573,969        2,527         582
Net asset value per accumulation unit                   $     11.761    $     11.540      $     10.502   $    6.836    $ 11.399

                                                        ------------    ------------      ------------   ----------    ----------
Accumulation net assets                                 $  7,437,948    $ 10,096,012      $ 30,531,206   $   17,275    $  6,634
                                                        ============    ============      ============   ==========    ==========

                                                                                                             Fidelity Variable
                                                                               Fidelity Variable Insurance       Insurance
                                                                                      Products Fund           Products Fund ll
                                                                                      Sub-Accounts               Sub-Account
                                                                               ---------------------------    -----------------
                                                                                  Equity-         High           Investment
                                                                                  Income         Income          Grade Bond
                                                                               ------------  -------------    -----------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                           $ 2,026,236    $ 1,133,577       $   3,273,585
Receivable from Connecticut
 General Life Insurance Company                                                         -              -                   75
                                                                               ------------  -------------      ---------------
    Total assets                                                                 2,026,236      1,133,577           3,273,660
                                                                               ------------  -------------      ---------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                                                10             26                 -
                                                                               ------------  -------------      ---------------
    Total liabilities                                                                   10             26                 -
                                                                               ------------  -------------      ---------------
    Net assets                                                                 $ 2,026,226    $ 1,133,551       $   3,273,660
                                                                               ============  =============      ===============
Accumulation units outstanding - Contracts sold before May 1, 1998 (RVUL 01)       121,197         14,373             241,278
Net asset value per accumulation unit                                          $    13.992    $     7.864       $      13.568

Accumulation units outstanding - Contracts sold after April 30, 1998 (RVUL 02)      30,177        143,493                 -
Net asset value per accumulation unit                                          $    10.950    $     7.112       $      12.238
                                                                               ------------  -------------      ---------------
Accumulation net assets                                                        $ 2,026,226    $ 1,133,551       $   3,273,660
                                                                               ============  =============      ===============




                                                      Janus Aspen Series
                                                         Sub-Accounts           MFS Series Sub-Accounts
                                                   ------------------------  --------------------------
                                                                                Emerging        Total
                                                    Balanced     Worldwide       Growth        Return
                                                   ----------  ------------  ------------    ----------
ASSETS:
Investment in variable insurance
 funds at fair value                               $ 179,478   $  5,883,518   $ 1,553,071    $  851,909
Receivable from Connecticut
 General Life Insurance Company                           -             143            -             -
                                                   ----------  ------------   -----------    ----------
    Total assets                                     179,478      5,883,661     1,553,071       851,909
                                                   ----------  ------------   -----------    ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                  10             -            152            38
                                                   ----------  ------------   -----------    ----------
    Total liabilities                                     10             -            152            38
                                                   ----------  ------------   -----------    ----------
    Net assets                                     $ 179,468   $  5,883,661   $ 1,552,919    $  851,871
                                                   ==========  ============   ===========    ==========
Accumulation units outstanding - Contracts sold
 before May 1, 1998 (RVUL 01)                         11,664        187,828        68,160        42,653
Net asset value per accumulation unit              $   9.156   $     15.201   $    14.243    $   14.906

Accumulation units outstanding - Contracts sold
 after April 30, 1998 (RVUL 02)                        8,118        295,203        64,372        19,148
Net asset value per accumulation unit              $   8.952   $     10.259   $     9.043    $   11.285
                                                   ----------  ------------   -----------    ----------
Accumulation net assets                            $ 179,468   $  5,883,661   $ 1,552,919    $  851,871
                                                   ==========  ============   ===========    ==========

                                                                                                               Templeton
                                                                                                                Variable
                                                 Neuberger                                                  Products Series
                                                  Berman         OCC Accumulation Trust - Sub-Accounts      Fund Sub-Account
                                               --------------  -------------------------------------------  ----------------
                                                                                                Small        International-
                                               AMT Partners     Equity         Managed     Capitalization       Class l
                                               --------------  ----------    -----------    -------------  -----------------
ASSETS:
Investment in variable insurance
 funds at fair value                             $  5,448      $ 335,987     $  108,463      $ 1,301,468   $     870,160
Receivable from Connecticut
 General Life Insurance Company                        -              -              -                30              -
                                               --------------  ----------    -----------    -------------  -----------------
    Total assets                                    5,448        335,987        108,463        1,301,498         870,160
                                               --------------  ----------    -----------    -------------  -----------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                3             41             24               -               34
                                               --------------  ----------    -----------    -------------  -----------------
    Total liabilities                                   3             41             24               -               34
                                               --------------  ----------    -----------    -------------  -----------------
    Net assets                                   $  5,445      $ 335,946     $  108,439      $ 1,301,498   $     870,126
                                               ==============  ==========    ===========    =============  =================
Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01)                    574         24,256          8,019           76,124          58,684
Net asset value per accumulation unit            $  9.486      $  13.401     $   13.260      $    16.128   $      11.716

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)                   -           1,074            190            4,760          19,039
Net asset value per accumulation unit            $ 10.000      $  10.141     $   11.090      $    15.498   $       9.590
                                               --------------  ----------    -----------    -------------  -----------------
Accumulation net assets                          $  5,445      $ 335,946     $  108,439      $ 1,301,498   $     870,126
                                               ==============  ==========    ===========    =============  =================

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            Alger American Portfolio Sub-Accounts
                                                      ----------------------------------------------
                                                                         MidCap          Small
                                                          Growth         Growth       Capitalization
                                                      --------------  --------------  --------------
INVESTMENT INCOME:
Dividends                                             $       9,643   $         -     $       1,418

EXPENSES:
Mortality and expense risk                                   24,616          19,992          14,847
Administrative charges                                        3,911           3,217           2,485
                                                      --------------  --------------  --------------
    Net investment gain (loss)                              (18,884)        (23,209)        (15,914)
                                                      --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors          522,899       1,335,192             -
Net realized gain (loss) on share transactions              (51,348)        (68,742)        (82,004)
                                                      --------------  --------------  --------------
   Net realized gain (loss)                                 471,551       1,266,450         (82,004)
Change in net unrealized gain (loss)                       (946,028)     (1,469,841)       (837,746)
                                                      --------------  --------------  --------------
    Net realized and unrealized
      gain (loss) on investments                           (474,477)       (203,391)       (919,750)
                                                      --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                     $    (493,361)  $    (226,600)  $    (935,664)
                                                      ==============  ==============  ==============

                                                                   CIGNA Variable
                                                                   Products Group
                                                                    Sub-Accounts                     Deutsche VIT - Sub-Accounts
                                                   ----------------------------------------------  ------------------------------
                                                     Investment                                        EAFE(R)          Small
                                                     Grade Bond     Money Market      S&P 500       Equity Index   Capitalization
                                                   --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
Dividends                                          $     710,386   $     344,760   $     369,577   $         -     $          38

EXPENSES:
Mortality and expense risk                                47,596          79,581         249,732             515             348
Administrative charges                                     6,647           9,795          31,502              68              42
                                                   --------------  --------------  --------------  --------------  --------------
    Net investment gain (loss)                           656,143         255,384          88,343            (583)           (352)
                                                   --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        19,601             -               -               -               309
Net realized gain (loss) on share transactions            56,524             -          (986,920)        (57,201)        (18,694)
                                                   --------------  --------------  --------------  --------------  --------------
   Net realized gain (loss)                               76,125             -          (986,920)        (57,201)        (18,385)
Change in net unrealized gain (loss)                    (209,722)            -        (3,744,331)         25,368           9,003
                                                   --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized
      gain (loss) on investments                        (133,597)            -        (4,731,251)        (31,833)         (9,382)
                                                   --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $     522,546   $     255,384   $  (4,642,908)  $     (32,416)  $      (9,734)
                                                   ==============  ==============  ==============  ==============  ==============

                                                                            Fidelity Variable
                                              Fidelity Variable Insurance       Insurance
                                                    Products Fund            Products Fund ll
                                                    Sub-Accounts               Sub-Account
                                           -----------------------------    -----------------
                                               Equity-          High          Investment
                                               Income          Income         Grade Bond
                                           -------------    ------------     ----------------
INVESTMENT INCOME:
Dividends                                     $  29,343       $ 154,104        $ 247,091

EXPENSES:
Mortality and expense risk                       14,985           7,908           31,268
Administrative charges                            1,858           1,314            3,757
                                           ------------    -------------    -------------
  Net investment gain (loss)                     12,500         144,882          212,066
                                           ------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                             82,439             -                -
Net realized gain (loss) on
  share transactions                              3,732          (6,588)          48,307
                                           ------------    -------------     ------------
  Net realized gain (loss)                       86,171          (6,588)          48,307
Change in net unrealized gain (loss)           (224,616)       (305,467)          13,438
                                           ------------    -------------     ------------
  Net realized and unrealized
   gain (loss) on investments                  (138,445)       (312,055)          61,745
                                           ------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                           $  (125,945)     $ (167,173)       $ 273,811
                                           =============   =============      ===========

                                                    Janus Aspen Series
                                                      Sub-Accounts             MFS Series Sub-Accounts
                                             ----------------------------   ----------------------------
                                                                               Emerging        Total
                                               Balanced       Worldwide         Growth         Return
                                             ------------  --------------   -------------   ------------
INVESTMENT INCOME:
Dividends                                    $     4,235     $    29,969    $        -      $    9,674

EXPENSES:
Mortality and expense risk                         1,132          44,781         13,146          2,302
Administrative charges                               150           6,320          1,717            331
                                             ------------    ------------   -------------   ------------
   Net investment gain (loss)                      2,953         (21,132)       (14,863)         7,041
                                             ------------    ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                   -               -        107,630          6,935
Net realized gain (loss) on
  share transactions                              (3,367)        (63,646)      (210,664)           599
                                             ------------    ------------   -------------   ------------
 Net realized gain (loss)                         (3,367)        (63,646)      (103,034)         7,534
Change in net unrealized gain (loss)              (6,964)     (1,631,285)      (686,896)        (8,146)
                                             ------------    ------------   -------------   ------------
  Net realized and unrealized
   gain (loss) on investments                    (10,331)     (1,694,931)      (789,930)          (612)
                                             ------------    ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $    (7,378)    $(1,716,063)   $  (804,793)    $    6,429
                                             ============    ============   ============    ============

                                                                                                             Templeton
                                                                                                             Variable
                                         Neuberger                                                        Products Series
                                          Berman             OCC Accumulation Trust - Sub-Accounts       Fund Sub-Account
                                      --------------   -----------------------------------------------  ------------------
                                                                                            Small        International-
                                       AMT Partners         Equity        Managed      Capitalization       Class l
                                      --------------   ---------------  ------------  ----------------  ------------------
INVESTMENT INCOME:
Dividends                              $         36     $       2,074   $     2,425   $      11,756      $         39,203

EXPENSES:
Mortality and expense risk                       49             2,722         1,282          11,797                11,071
Administrative charges                            6               323           152           1,403                 1,427
                                       -------------   ---------------  ------------  ---------------    -----------------
    Net investment gain (loss)                  (19)             (971)          991          (1,444)               26,705
                                       -------------   ---------------  ------------  ---------------    -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
 portfolio sponsors                             340             1,982           -           105,295               293,692)
Net realized gain (loss) on
 share transactions                            (203)            3,876        20,207          31,760              (166,305)
                                       -------------   ---------------  ------------  ---------------    -----------------
   Net realized gain (loss)                     137             5,858        20,207         137,055               127,387)
Change in net unrealized gain (loss)           (339)          (31,094)      (27,372)        (52,456)             (470,444)
                                       -------------   ---------------  ------------  ---------------    -----------------
    Net realized and unrealized
      gain (loss) on investments               (202)          (25,236)       (7,165)         84,599              (343,057)
                                       -------------   ---------------  ------------  ---------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $       (221)    $     (26,207)  $    (6,174)  $      83,155      $       (316,352)
                                       =============   ===============  ============  ===============    =================

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                          Alger American Portfolio Sub-Accounts
                                                    ---------------------------------------------
                                                                        MidCap         Small
                                                        Growth          Growth     Capitalization
                                                    -------------    -----------   --------------
INVESTMENT INCOME:
Dividends                                           $        -       $      -      $         -

EXPENSES:
Mortality and expense risk                                 22,278         12,293           16,002
Administrative charges                                      3,190          1,829            2,555
                                                    -------------    -----------   --------------
   Net investment gain (loss)                             (25,468)       (14,122)         (18,557)
                                                    -------------    -----------   --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        417,669        251,927        1,043,110
Net realized gain (loss) on share transactions           (144,142)      (197,961)        (125,769)
                                                    -------------    -----------   --------------
   Net realized gain (loss)                               273,527         53,966          917,341
Change in net unrealized gain (loss)                     (892,940)        (8,654)      (1,751,035)
                                                    -------------    -----------   --------------

   Net realized and unrealized
     gain (loss) on investments                          (619,413)        45,312         (833,694)
                                                     ------------    -----------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $   (644,881)   $    31,190   $     (852,251)
                                                    =============    ===========   ==============

                                                                   CIGNA Variable
                                                                   Products Group
                                                                    Sub-Accounts                  Deutsche VIT - Sub-Accounts
                                                  --------------------------------------------  -----------------------------
                                                    Investment                                     EAFE(R)         Small
                                                    Grade Bond     Money Market      S&P 500     Equity Index  Capitalization
                                                  -------------   --------------   -----------  -------------  --------------
INVESTMENT INCOME:
Dividends                                         $     371,148   $      242,523   $   786,984    $       -      $      -

EXPENSES:
Mortality and expense risk                               30,265           31,560       308,246         1,793          1,077
Administrative charges                                    4,221            4,017        38,576           216            128
                                                  -------------   --------------   -----------    ----------     ----------
  Net investment gain (loss)                            336,662          206,946       440,162        (2,009)        (1,205)
                                                  -------------   --------------   -----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors          -                -         540,611         4,125            885
Net realized gain (loss) on share transactions              809              -         123,929        (3,357)        (1,019)
                                                  -------------   --------------   -----------    ----------     ----------
   Net realized gain (loss)                                 809              -         664,540           768           (134)
Change in net unrealized gain (loss)                     89,778              -      (5,051,494)      (35,616)        (9,431)
                                                  -------------   --------------   -----------    ----------     ----------
  Net realized and unrealized
   gain (loss) on investments                            90,587              -      (4,386,954)      (34,848)        (9,565)
                                                  -------------   --------------   -----------    ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                 $     427,249   $      206,946   $(3,946,792)   $  (36,857)    $  (10,770)
                                                  =============   ==============   ===========    ==========     ==========

                                                                                           Fidelity Variable
                                                         Fidelity Variable Insurance           Insurance
                                                                Products Fund               Products Fund ll
                                                                Sub-Accounts                  Sub-Account
                                                    -------------------------------------  -----------------
                                                         Equity-               High           Investment
                                                         Income               Income          Grade Bond
                                                    ----------------      ---------------  -----------------
INVESTMENT INCOME:
Dividends                                           $         24,187      $        48,007   $        286,550

EXPENSES:
Mortality and expense risk                                    13,366                8,142             34,964
Administrative charges                                         1,609                1,135              4,278
                                                    ----------------      ---------------   ----------------
   Net investment gain (loss)                                  9,212               38,730            247,308
                                                    ----------------      ---------------   ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors            91,124                  -                  -
Net realized gain (loss) on share transactions                26,555              (18,181)             2,579
                                                    ----------------      ---------------   ----------------
   Net realized gain (loss)                                  117,679              (18,181)             2,579
Change in net unrealized gain (loss)                          35,556             (347,910)           171,110
                                                    ----------------      ---------------   ----------------
   Net realized and unrealized
    gain (loss) on investments                               153,235             (366,091)           173,689
                                                    ----------------      ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $        162,447      $      (327,361)  $        420,997
                                                    ================      ===============   ================

                                                           Janus Aspen Series
                                                               Sub-Accounts              MFS Series Sub-Accounts
                                                    -----------------------------     ----------------------------
                                                                                      Emerging           Total
                                                      Balanced        Worldwide        Growth           Return
                                                    -----------     -------------     -----------    -------------
INVESTMENT INCOME:
Dividends                                           $   4,172       $     133,688     $    88,642    $       7,603

EXPENSES:
Mortality and expense risk                                448              48,988          23,389            1,586
Administrative charges                                     82               6,390           2,908              230
                                                    ---------       -------------     -----------    -------------
  Net investment gain (loss)                            3,642              78,310          62,345            5,787
                                                    ---------       -------------     -----------    -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        837             432,257          66,869            3,648
Net realized gain (loss) on share transactions            (54)           (100,438)        (12,515)           1,344
                                                    ---------       -------------     -----------    -------------
  Net realized gain (loss)                                783             331,819          54,354            4,992
Change in net unrealized gain (loss)                  (10,611)         (1,784,446)       (849,853)          20,021
                                                    ---------       -------------     -----------    -------------
  Net realized and unrealized
   gain (loss) on investments                          (9,828)         (1,452,627)       (795,499)          25,013
                                                    ---------       -------------     -----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $  (6,186)      $  (1,374,317)    $  (733,154)   $      30,800
                                                    =========       =============     ===========    =============

                                                                                                                     Templeton
                                                                                                                      Variable
                                                     Neuberger                                                    Products Series
                                                       Berman         OCC Accumulation Trust - Sub-Accounts      Fund Sub-Account
                                                    ------------    -------------------------------------------  ----------------
                                                                                                     Small        International-
                                                    AMT Partners      Equity        Managed      Capitalization      Class l
                                                    ------------    ----------    -----------    --------------   ---------------
INVESTMENT INCOME:
Dividends                                             $      -      $    2,019    $    11,208     $   6,747         $   39,601

EXPENSES:
Mortality and expense risk                                   22          2,403          5,947        10,135             18,025
Administrative charges                                        2            284            702         1,194              2,291
                                                      ---------     ----------    -----------     ---------         ----------
    Net investment gain (loss)                              (24)          (668)         4,559        (4,582)            19,285
                                                      ---------     ----------    -----------     ---------         ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                   -
Capital gain distributions from portfolio sponsors           (2)        26,076         62,583            -             236,408
Net realized gain (loss) on share transactions        ---------            728         (4,461)        4,771              7,643
                                                             (2)    ----------    -----------     ---------         ----------
   Net realized gain (loss)                                  (9)        26,804         58,122         4,771            244,051
Change in net unrealized gain (loss)                  ---------          5,560        (17,884)      451,848           (322,814)
                                                                    ----------    -----------     ---------         ----------
    Net realized and unrealized                             (11)
      gain (loss) on investments                      ---------         32,364         40,238       456,619            (78,763)
                                                                    ----------    -----------     ---------         ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                     $     (35)    $   31,696    $    44,797     $ 452,037         $  (59,478)
                                                      =========     ==========    ===========     =========         ==========

   The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                         Alger American Fund Sub-                     Bankers Trust
                                                                Accounts                   Insurance Funds Trust - Sub-Accounts
                                                     -----------------------------------   ------------------------------------
                                                                 MidCap        Small          EAFE(R)             Small
                                                      Growth     Growth    Capitalization   Equity Index      Capitalization
                                                     --------- ------------- -----------   ---------------   ------------------
INVESTMENT INCOME:
Dividends                                            $   1,313   $       -     $       -      $     208           $      13

EXPENSES:
Mortality and expense risk                               9,766       3,153         6,641              3                   9
Administrative charges                                   1,160         372           856              0                   1
                                                     ---------   ---------     ---------      ---------           ---------
    Net investment gain (loss)                          (9,613)     (3,525)       (7,497)           205                   3
                                                     ---------   ---------     ---------      ---------           ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors      89,671      49,152        84,143            389                  37
Net realized gain (loss) on share transactions          23,106       4,468         9,266             13                   4
                                                     ---------   ---------     ---------      ---------           ---------
   Net realized gain (loss)                            112,777      53,620        93,409            402                  41
Change in net unrealized gain (loss)                   333,646      80,099       310,481            762                 169
                                                     ---------   ---------     ---------      ---------           ---------
    Net realized and unrealized
      gain (loss) on investments                       446,423     133,719       403,890          1,164                 210
NET INCREASE (DECREASE) IN NET ASSETS                ---------   ---------     ---------      ---------           ---------
  FROM OPERATIONS                                    $ 436,810   $ 130,194     $ 396,393      $   1,369           $     213
                                                     =========   =========     =========      =========           =========

                                                                                                          Fidelity Variable
                                                      CIGNA Variable          Fidelity Variable Insurance     Insurance
                                                      Products Group                Products Fund          Products Fund ll
                                                       Sub-Accounts                 Sub-Accounts             Sub-Account
                                           -----------------------------------  ---------------------         ---------
                                           Investment                            Equity-      High           Investment
                                           Grade Bond  Money Market  S&P 500     Income      Income          Grade Bond
                                           ----------  ---------   -----------  ---------   ---------         ---------
INVESTMENT INCOME:
Dividends                                  $  53,012   $  26,951   $   826,704  $  13,677   $  99,356         $ 232,911

EXPENSES:
Mortality and expense risk                     5,118       4,384       266,465     10,895       7,806            42,753
Administrative charges                           631         575        31,998      1,284         920             5,118
                                           ----------  ---------   -----------  ---------   ---------         ---------
    Net investment gain (loss)                47,263      21,992       528,241      1,498      90,630           185,040
                                           ----------  ---------   -----------  ---------   ---------         ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               -           -       724,386     30,234       3,714            73,070
Net realized gain (loss) on share
  transactions                                    71           -       192,458      2,905       3,929             4,993
                                           ---------   ---------   -----------  ---------   ---------         ---------
   Net realized gain (loss)                       71           -       916,844     33,139       7,643            78,063
Change in net unrealized gain (loss)         (56,980)          -     4,672,428     23,754     (17,643)         (362,524)
                                           ---------   ---------   -----------  ---------   ----------        ---------
    Net realized and unrealized
      gain (loss) on investments             (56,909)          -     5,589,272     56,893     (10,000)         (284,461)
                                           ---------   ---------   -----------  ---------   ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $  (9,646)  $  21,992   $ 6,117,513  $  58,391   $  80,630         $ (99,421)
                                           =========   =========   ===========  =========   =========         =========

                                                                                                                      Templeton
                                                                                                                       Variable
                                           Janus Aspen Series     MFS Variable Insurance   OCC Accumulation Trust   Products Series
                                             Sub-Accounts          Trust - Sub-Accounts       - Sub-Accounts          Fund-Class 1
                                         ----------------------- ------------------------ ------------------------- -------------
                                                       Emerging       Total                               Small     International-
                                          Worldwide     Growth       Return      Equity     Managed  Capitalization    Class l
                                         ----------------------- ------------  ---------- ----------- ------------- -------------
INVESTMENT INCOME:
Dividends                                $     5,948   $       -   $   1,058    $   1,603   $  11,583   $   8,114    $  40,711

EXPENSES:
Mortality and expense risk                    27,723      11,292         840        1,662       7,033       9,602       13,993
Administrative charges                         3,274       1,335         105          196         828       1,130        1,678
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
    Net investment gain (loss)               (25,049)    (12,627)        113         (255)      3,722      (2,618)      25,040
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               -           -       1,961        7,302      25,992           -      141,416
Net realized gain (loss) on share
  transactions                                62,912      15,823          48         (859)        629     (18,932)      22,488
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
   Net realized gain (loss)                   62,912      15,823       2,009        6,443      26,621     (18,932)     163,904
Change in net unrealized gain (loss)       1,793,064     975,528      (1,102)      (4,712)      2,056      10,363      173,120
    Net realized and unrealized          -----------   ---------   ---------    ---------   ---------   ----------   ---------
      gain (loss) on investments           1,855,976     991,351         907        1,731      28,677      (8,569)     337,024
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        $ 1,830,927   $ 978,724   $   1,020    $   1,476   $  32,399   $ (11,187)   $ 362,064
                                         ===========   =========   =========    =========   =========   =========    =========

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                Alger American Portfolio Sub-Accounts
                                                           -----------------------------------------------------
                                                                                    MidCap           Small
                                                                Growth             Growth       Capitalization
                                                           ----------------   ---------------   ----------------
OPERATIONS:
Net investment gain (loss)                                   $     (18,884)    $     (23,209)    $      (15,914)
Net realized gain (loss)                                           471,551         1,266,450            (82,004)
Change in net unrealized gain (loss)                              (946,028)       (1,469,841)          (837,746)
                                                             --------------    --------------    ---------------
  Net increase (decrease) in net assets from operations           (493,361)         (226,600)          (935,664)
                                                             --------------    --------------    ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                             1,504,564           913,631            891,983
Participant transfers, net                                         (75,640)          611,101            322,252
Participant withdrawals                                           (818,653)         (656,293)          (838,415)
                                                             --------------    --------------    ---------------
  Net increase (decrease) from participant transactions            610,271           868,439            375,820
                                                             --------------    --------------    ---------------

   Total increase (decrease) in net assets                         116,910           641,839           (559,844)

NET ASSETS:
Beginning of period                                              3,734,314         2,605,838          2,667,571
                                                             --------------    --------------    ---------------
End of period                                                $   3,851,224     $   3,247,677     $    2,107,727
                                                             ==============    ==============    ===============

                                                        CIGNA Variable
                                                        Products Group
                                                         Sub-Accounts                          Deutsche VIT - Sub-Accounts
                                   ----------------------------------------------------  ------------------------------------------
                                        Investment                                            EAFE(R)               Small
                                        Grade Bond      Money Market        S&P 500         Equity Index         Capitalization
                                   ---------------- ------------------- ---------------  ------------------   ---------------------

OPERATIONS:
Net investment gain (loss)           $     656,143    $        255,384    $     88,343    $            (583)     $           (352)
Net realized gain (loss)                    76,125                 -          (986,920)             (57,201)              (18,385)
Change in net unrealized gain
 (loss)                                   (209,722)                -        (3,744,331)              25,368                 9,003
                                     --------------   -----------------   -------------   ------------------    -------------------
  Net increase (decrease) in
   net assets from operations              522,546             255,384      (4,642,908)             (32,416)               (9,734)
                                     --------------   -----------------   -------------   ------------------    -------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                     1,432,958           3,642,601       5,653,564                1,365                 4,837
Participant transfers, net                 622,332            (344,481)     (2,330,091)                 388                    19
Participant withdrawals                 (2,179,389)           (896,978)     (4,859,122)            (199,442)             (159,084)
                                      --------------   -----------------   -------------   ------------------    ------------------
  Net increase (decrease) from
   participant transactions               (124,099)          2,401,142      (1,535,649)            (197,689)             (154,228)
                                      --------------   -----------------   -------------   ------------------    ------------------
   Total increase (decrease) in
    net assets                             398,447           2,656,526      (6,178,557)            (230,105)             (163,962)

NET ASSETS:
Beginning of period                      7,039,501           7,439,486      36,709,763              247,380               170,596
                                     --------------   -----------------   -------------   ------------------    -------------------
End of period                        $   7,437,948    $     10,096,012    $ 30,531,206    $          17,275      $          6,634
                                     ==============   =================   =============   ==================    ===================

                                                                                                               Fidelity Variable
                                                                         Fidelity Variable Insurance              Insurance
                                                                                  Products Fund                Poducts Fund ll
                                                                                  Sub-Accounts                  Sub-Account
                                                                 -----------------------------------------     -----------------
                                                                     Equity-                   High              Investment
                                                                     Income                    Income            Grade Bond
                                                                 ------------------    -------------------     -----------------
OPERATIONS:
Net investment gain (loss)                                       $          12,500     $          144,882      $        212,066
Net realized gain (loss)                                                    86,171                 (6,588)               48,307
Change in net unrealized gain (loss)                                      (224,616)              (305,467)               13,438
                                                                 ------------------    -------------------     -----------------
  Net increase (decrease) in net assets from operations                   (125,945)              (167,173)              273,811
                                                                 ------------------    -------------------     -----------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                       407,706                438,508                30,881
Participant transfers, net                                                 657,803                176,963                (4,228)
Participant withdrawals                                                   (709,934)              (558,264)           (1,564,765)
                                                                 ------------------    -------------------     -----------------
  Net increase (decrease) from participant transactions                    355,575                 57,207            (1,538,112)
                                                                 ------------------    -------------------     -----------------
      Total increase (decrease) in net assets                              229,630               (109,966)           (1,264,301)

NET ASSETS:
Beginning of period                                                      1,796,596              1,243,517             4,537,961
                                                                 ------------------    -------------------     -----------------
End of period                                                    $       2,026,226     $        1,133,551      $      3,273,660
                                                                 ==================    ===================     =================

                                                     Janus Aspen Series
                                                        Sub-Accounts                          MFS Series Sub-Accounts
                                                ------------------------------------      ------------------------------
                                                                                             Emerging           Total
                                                   Balanced           Worldwide               Growth            Return
                                                -----------------   ----------------      ----------------   -----------
OPERATIONS:
Net investment gain (loss)                      $          2,953    $       (21,132)      $       (14,863)   $    7,041
Net realized gain (loss)                                  (3,367)           (63,646)             (103,034)        7,534
Change in net unrealized gain (loss)                      (6,964)        (1,631,285)             (686,896)       (8,146)
                                                -----------------   ----------------      ----------------   -----------
   Net increase (decrease) in net assets
    from operations                                       (7,378)        (1,716,063)             (804,793)        6,429
                                                -----------------   ----------------      ----------------   -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                      77,878          1,813,258               481,489       158,939
Participant transfers, net                                (9,886)           191,360               120,675       582,738
Participant withdrawals                                  (86,103)        (1,305,136)           (1,109,960)     (126,753)
                                                -----------------   ----------------      ----------------   -----------
   Net increase (decrease) from
    participant transactions                             (18,111)           699,482              (507,796)      614,924
                                                -----------------   ----------------      ----------------   -----------
    Total increase (decrease)
     in net assets                                       (25,489)        (1,016,581)           (1,312,589)      621,353

NET ASSETS:
Beginning of period                                      204,957          6,900,242             2,865,508       230,518
                                                -----------------   ----------------      ----------------   -----------
End of period                                   $        179,468    $     5,883,661       $     1,552,919    $  851,871
                                                =================   ================      ================   ===========

                                                                                                              Templeton
                                                                                                               Variable
                                                   Neuberger                                                Products Series
                                                    Berman      OCC Accumulation Trust - Sub-Accounts       Fund Sub-Account
                                                 ------------  -----------------------------------------   -----------------
                                                                                              Small          International-
                                                 AMT Partners   Equity      Managed        Capitalization      Class l
                                                 ------------  --------- -----------    ------------------  ----------------
OPERATIONS:
Net investment gain (loss)                        $      (19)  $   (971)  $      991     $         (1,444)   $       26,705
Net realized gain (loss)                                 137      5,858       20,207              137,055           127,387
Change in net unrealized gain (loss)                    (339)   (31,094)     (27,372)             (52,456)         (470,444)
                                                 ------------  --------- ------------   ------------------   ---------------
  Net increase (decrease) in net
   assets from operations                               (221)   (26,207)      (6,174)              83,155          (316,352)
                                                 ------------  --------- ------------   ------------------   ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                   1,615    102,686       29,547               81,752           256,512
Participant transfers, net                                 4       (871)         (27)             125,983          (967,940)
Participant withdrawals                               (5,650)   (82,734)    (453,694)            (489,275)         (599,180)
                                                 ------------  --------- ------------   ------------------   ---------------
  Net increase (decrease) from
   participant transactions                           (4,031)    19,081     (424,174)            (281,540)       (1,310,608)
                                                 ------------  --------- ------------   ------------------   ---------------

      Total increase (decrease) in net assets         (4,252)    (7,126)    (430,348)            (198,385)       (1,626,960)

NET ASSETS:
Beginning of period                                    9,697    343,072      538,787            1,499,883         2,497,086
                                                 ------------  --------- ------------   ------------------   ---------------
End of period                                     $    5,445   $335,946   $  108,439     $      1,301,498    $      870,126
                                                 ============  ========= ============   ==================   ===============

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                        Alger American Portfolio Sub-Accounts
                                     --------------------------------------------
                                                        MidCap         Small
                                         Growth         Growth     Capitalization
                                     -------------  -------------  --------------
OPERATIONS:
Net investment gain (loss)           $    (25,468)  $    (14,122)  $     (18,557)
Net realized gain (loss)                  273,527         53,966         917,341
Change in net unrealized gain (loss)     (892,940)        (8,654)     (1,751,035)
                                     ------------   ------------   -------------
  Net increase (decrease) in net
    assets from operations               (644,881)        31,190        (852,251)
                                     ------------   ------------   -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      795,440        179,407         581,588
Participant transfers, net              1,752,569      1,888,827       1,642,108
Participant withdrawals                  (194,409)       (78,665)       (100,581)
                                     ------------   ------------   -------------
  Net increase (decrease)
    from participant transactions       2,353,600      1,989,569       2,123,115
                                     ------------   ------------   -------------

  Total increase (decrease) in net
    assets                              1,708,719      2,020,759       1,270,864

NET ASSETS:
Beginning of period                     2,025,595        585,079       1,396,707
                                     ------------   ------------   -------------
End of period                        $  3,734,314   $  2,605,838   $   2,667,571
                                     ============   ============   =============

                                                    CIGNA Variable
                                                    Products Group
                                                     Sub-Accounts
                                     -------------------------------------------
                                      Investment
                                      Grade Bond     Money Market      S&P 500
                                     ------------    ------------   ------------
OPERATIONS:
Net investment gain (loss)           $    336,662    $    206,946   $    440,162
Net realized gain (loss)                      809               -        664,540
Change in net unrealized gain (loss)       89,778               -     (5,051,494)
                                     ------------    ------------   ------------
  Net increase (decrease) in net
    assets from operations                427,249         206,946     (3,946,792)
                                     ------------    ------------   ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                    1,718,380      12,656,505      4,723,545
Participant transfers, net              3,414,963      (5,765,700)    (2,193,272)
Participant withdrawals                  (145,998)       (325,265)    (1,131,243)
                                     ------------    ------------   ------------
  Net increase (decrease)
    from participant transactions       4,987,345       6,565,540      1,399,030
                                     ------------    ------------   ------------

  Total increase (decrease) in net
    assets                              5,414,594       6,772,486     (2,547,762)

NET ASSETS:
Beginning of period                     1,624,907         667,000     39,257,525
                                     ------------    ------------   ------------
End of period                        $  7,039,501    $  7,439,486   $ 36,709,763
                                     ============    ============   ============

                                                                                                      Fidelity Variable
                                                                       Fidelity Variable Insurance       Insurance
                                                                             Products Fund             Products Fund ll
                                       Deutsche VIT - Sub-Accounts            Sub-Accounts               Sub-Account
                                     -------------------------------  ----------------------------    -----------------
                                        EAFE(R)          Small            Equity-          High           Investment
                                        Equity       Capitalization       Income          Income          Grade Bond
                                     ------------    --------------   -------------   ------------    -----------------
OPERATIONS:
Net investment gain (loss)           $     (2,009)   $       (1,205)  $       9,212   $     38,730    $         247,308
Net realized gain (loss)                      768              (134)        117,679        (18,181)               2,579
Change in net unrealized gain (loss)      (35,616)           (9,431)         35,556       (347,910)             171,110
                                     ------------    --------------   -------------   ------------    -----------------
  Net increase (decrease) in net
    assets from operations                (36,857)          (10,770)        162,447       (327,361)             420,997
                                     ------------    --------------   -------------   ------------    -----------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      137,627            99,629         546,479         75,833               45,190
Participant transfers, net                138,960            68,607        (137,533)       701,198               (2,785)
Participant withdrawals                    (5,375)           11,831        (154,810)       (37,390)             (89,432)
                                     ------------    --------------   -------------   ------------    -----------------
  Net increase (decrease) from
    participant transactions              271,212           180,067         254,136        739,641              (47,027)
                                     ------------    --------------   -------------   ------------    -----------------

   Total increase (decrease) in
     net assets                           234,355           169,297         416,583        412,280              373,970

NET ASSETS:
Beginning of period                        13,025             1,299       1,380,013        831,237            4,163,991
                                     ------------    --------------   -------------   ------------    -----------------
End of period                        $    247,380    $      170,596   $   1,796,596   $  1,243,517    $       4,537,961
                                     ============    ==============   =============   ============    =================

                                           Janus Aspen Series                                           Neuberger
                                              Sub-Accounts               MFS Series Sub-Accounts         Berman
                                     ------------------------------   ----------------------------    ------------
                                                                         Emerging        Total
                                        Balanced        Worldwide         Growth         Return       AMT Partners
                                     ------------    --------------   -------------   ------------    ------------
OPERATIONS:
Net investment gain (loss)           $      3,642    $       78,310   $      62,345   $      5,787    $        (24)
Net realized gain (loss)                      783           331,819          54,354          4,992              (2)
Change in net unrealized gain (loss)      (10,611)       (1,784,446)       (849,853)        20,021              (9)
                                     ------------    --------------   -------------   ------------    ------------
  Net increase (decrease) in net
    assets from operations                 (6,186)       (1,374,317)       (733,154)        30,800             (35)
                                     ------------    --------------   -------------   ------------    ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                       11,741         1,182,540         809,247        171,619           1,579
Participant transfers, net                201,096         2,591,838         563,733       (132,907)          8,221
Participant withdrawals                    (1,694)         (290,863)       (212,938)       (33,589)            (68)
                                     ------------    --------------   -------------   ------------    ------------
  Net increase (decrease) from
    participant transactions              211,143         3,483,515       1,160,042          5,123           9,732
                                     ------------    --------------   -------------   ------------    ------------

   Total increase (decrease) in
     net assets                           204,957         2,109,198         426,888         35,923           9,697

NET ASSETS:
Beginning of period                            -          4,791,044       2,438,620        194,595              -
                                     ------------    --------------   -------------   ------------    ------------
End of period                        $    204,957    $    6,900,242   $   2,865,508   $    230,518    $      9,697
                                     ============    ==============   =============   ============    ============

                                                                                                        Templeton
                                                                                                         Variable
                                                                                                      Products Series
                                                    OCC Accumulation Trust - Sub-Accounts             Fund Sub-Account
                                            ----------------------------------------------------      ----------------
                                                                                    Small              International-
                                               Equity             Managed        Capitalization           Class l
                                            ------------     ---------------   -----------------      ----------------
OPERATIONS:
Net investment gain (loss)                  $       (668)    $         4,559   $          (4,582)     $        19,285
Net realized gain (loss)                          26,804              58,122               4,771              244,051
Change in net unrealized gain (loss)               5,560             (17,884)            451,848             (322,814)
                                            ------------     ---------------   -----------------      ---------------
  Net increase (decrease) in
    net assets from operations                    31,696              44,797             452,037              (59,478)
                                            ------------     ---------------   -----------------      ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             103,790              93,723              16,711              664,751
Participant transfers, net                       (15,023)           (373,238)             (4,981)              14,345
Participant withdrawals                          (35,903)            (40,837)            (25,118)            (130,440)
                                            ------------     ---------------   -----------------      ---------------
  Net increase (decrease) from
    participant transactions                      52,864            (320,352)            (13,388)             548,656
                                            ------------     ---------------   -----------------      ---------------

   Total increase (decrease) in
     net assets                                   84,560            (275,555)            438,649              489,178

NET ASSETS:
Beginning of period                              258,512             814,342           1,061,234            2,007,908
                                            ------------     ---------------   -----------------      ---------------
End of period                               $    343,072     $       538,787   $       1,499,883      $     2,497,086
                                            ============     ===============   =================      ===============

   The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                    Bankers Trust
                                                   Alger American Portfolio Sub-Accounts  Insurance Funds Trust - Sub-Accounts
                                           ---------------------------------------------- ------------------------------------
                                                            MidCap            Small            EAFE(R)            Small
                                              Growth        Growth        Capitalization     Equity Index    Capitalization
                                           -------------  ------------- ----------------- ---------------- -------------------
OPERATIONS:
Net investment gain (loss)                  $     (9,613)  $    (3,525)  $        (7,497)   $        205    $             3
Net realized gain (loss)                         112,777        53,620            93,409             402                 41
Change in net unrealized gain (loss)             333,646        80,099           310,481             762                169
   Net increase (decrease) in net assets    ------------   -----------   ---------------    -------------   ---------------
   from operations                               436,810       130,194           396,393           1,369                213
                                            ------------   -----------   ---------------    -------------   ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             551,404       244,920           533,399             883                216
Participant transfers, net                       780,181        20,937            38,592          11,230              1,013
Participant withdrawals                         (255,605)      (89,986)         (169,989)           (457)              (143)
                                            ------------   -----------   ---------------    -------------   ---------------
   Net increase from participant
    transactions                               1,075,980       175,871           402,002          11,656              1,086
                                            ------------   -----------   ---------------    -------------   ---------------

    Total increase in net assets               1,512,790       306,065           798,395          13,025              1,299

NET ASSETS:
Beginning of period                              512,805       279,014           598,312             -                  -
                                            ------------   -----------   ---------------    ------------    ---------------
End of period                               $  2,025,595   $   585,079   $     1,396,707    $     13,025    $         1,299
                                            ============   ===========   ===============    ============    ===============

                                                                                                                  Fidelity Variable
                                                         CIGNA Variable                Fidelity Variable Insurance    Insurance
                                                         Products Group                     Products Fund          Products Fund ll
                                                          Sub-Accounts                       Sub-Accounts           Sub-Account
                                            ------------------------------------------ --------------------------- --------------
                                               Investment                                 Equity-       High         Investment
                                               Grade Bond Money Market     S&P 500        Income       Income        Grade Bond
                                            ------------- ------------- -------------- ------------- ------------- --------------
OPERATIONS:
Net investment gain (loss)                  $     47,263  $     21,992  $     528,241  $      1,498  $     90,630    $    185,040
Net realized gain (loss)                              71             -        916,844        33,139         7,643          78,063
Change in net unrealized gain (loss)             (56,980)            -      4,672,428        23,754       (17,643)       (362,524)
                                            ------------- ------------  -------------  ------------  ------------    -------------
  Net increase (decrease) in net assets
   from operations                                (9,646)       21,992      6,117,513        58,391        80,630         (99,421)
                                            ------------  ------------  -------------  ------------  ------------    -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             769,586     4,533,879      6,318,489       491,716       297,772         176,641
Participant transfers, net                       896,333    (3,852,237)     2,849,214       (96,198)       15,626        (621,365)
Participant withdrawals                          (31,366)     (249,781)    (3,289,918)     (175,786)     (642,298)     (1,189,155)
                                            ------------  ------------  -------------  ------------  ------------    -------------
  Net increase (decrease) from
   participant transactions                    1,634,553       431,861      5,877,785       219,732      (328,900)     (1,633,879)
                                            ------------  ------------  -------------  ------------  ------------    -------------

   Total increase in net assets                1,624,907       453,853     11,995,298       278,123      (248,270)     (1,733,300)

NET ASSETS:
Beginning of period                                    -       213,147     27,262,227     1,101,890     1,079,507       5,897,291
                                            ------------  ------------  -------------  ------------  ------------    ------------
End of period                               $  1,624,907  $    667,000  $  39,257,525  $  1,380,013  $    831,237    $  4,163,991
                                            ============  ============  =============  ============  ============    ============

                                                                                                                     Templeton
                                                                                                                      Variable
                              Janus Aspen Series                                                                   Products Series
                                  Sub-Accounts   MFS Series Sub-Accounts  OCC Accumulation Trust - Sub-Accounts    Fund Sub-Account
                                 -------------  ------------------------ ----------------------------------------  ----------------
                                                 Emerging        Total                                  Small       International-
                                  Worldwide       Growth        Return     Equity      Managed     Capitalization       Class l
                                 ------------- ------------  ----------- ----------- -------------  -------------  ----------------
OPERATIONS:
Net investment gain (loss)       $    (25,049) $   (12,627)  $     113   $    (255)  $       3,722  $     (2,618)    $     25,040
Net realized gain (loss)               62,912       15,823       2,009       6,443          26,621        18,932)         163,904
Change in net unrealized gain
 (loss)                             1,793,064      975,528      (1,102)     (4,712)          2,056        10,363          173,120
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
   Net increase (decrease) in
    net assets from operations      1,830,927      978,724       1,020       1,476          32,399       (11,187)         362,064
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                  716,337      543,803     135,071     144,530         229,604       176,782          740,350
Participant transfers, net            161,404       86,751      25,773        (812)        (45,329)      (44,201)         (56,157)
Participant withdrawals              (743,901)    (197,247)    (31,059)    (34,557)       (141,705)     (318,138)        (334,392)
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
   Net increase from participant
    transactions                      133,840      433,307     129,785     109,161          42,570      (185,557)         349,801
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------

     Total increase in net          1,964,767    1,412,031     130,805     110,637          74,969      (196,744)         711,865
      assets

NET ASSETS:
Beginning of period                 2,826,277    1,026,589      63,790     147,875         739,373     1,257,978        1,296,043
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
End of period                    $  4,791,044  $ 2,438,620   $ 194,595   $ 258,512   $     814,342  $  1,061,234     $  2,007,908
                                 ============  ===========   =========   =========   =============  ============     ============

      The Notes to Financial Statements are an integral part of the statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

1.  ORGANIZATION
          CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

          At December 31, 2001, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty portfolios (mutual funds) managed by ten diversified open-end investment management companies, each portfolio having its own investment objective. The variable sub-accounts are:

     ALGER AMERICAN FUND:
          Alger American Growth Portfolio
          Alger American MidCap Growth Portfolio
          Alger American Small Capitalization Portfolio

     CIGNA VARIABLE PRODUCTS GROUP:
          CIGNA Variable Products Investment Grade Bond Fund
          CIGNA Variable Products Money Market Fund
          CIGNA Variable Products S&P 500 Index Fund

     DEUTSCHE VIT INSURANCE FUNDS TRUST (FORMERLY BANKERS TRUST):
          Deutsche VIT EAFE(R) Equity Index Fund
          Deutsche VIT Small Capitalization Index Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
          Fidelity Equity-Income Portfolio
          Fidelity High Income Portfolio

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
          Fidelity Investment Grade Bond Portfolio

     JANUS ASPEN SERIES:
          Janus Aspen Series Balanced Portfolio
          Janus Aspen Series Worldwide Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
          MFS Emerging Growth Series
          MFS Total Return Series

     NEUBERGER BERMAN ADVISORS:
          Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

     OCC ACCUMULATION TRUST:
          OCC Equity Portfolio
          OCC Managed Portfolio
          OCC Small Capitalization Portfolio

     TEMPLETON VARIABLE PRODUCTS SERIES FUND:
          Templeton International Fund -- Class 1

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

    A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2001. The change in the difference between cost and value is reflected as an unrealized gain (loss) in the Statements of Operations.
    B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2001 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.
    C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.
    D. CONTRACT POLICIES: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's effective date, with regard to fee structures.

3.  INVESTMENTS
    Total mutual fund shares held and cost of investments as of December 31, 2001 were:

---------------------------------------------------------------------------------------------------
                                                                                        COST OF
SUB-ACCOUNT                                           SHARES HELD                     INVESTMENTS
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                         104,734                    $    5,263,922
Alger American MidCap Growth Portfolio                  183,792                         4,600,318
Alger American Small Capitalization Portfolio           127,356                         4,370,263
CIGNA Variable Products Investment Grade Bond Fund      764,826                         7,576,128
CIGNA Variable Products Money Market Fund            10,096,154                        10,096,154
CIGNA Variable Products S&P 500 Index Fund            1,763,806                        29,025,061
Deutsche VIT EAFE(R) Equity Index Fund                    2,060                            26,770
Deutsche VIT Small Capitalization Index Fund                619                             6,895
Fidelity Equity-Income Portfolio                         89,065                         2,128,303
Fidelity High Income Portfolio                          176,845                         1,827,739
Fidelity Investment Grade Bond Portfolio                253,373                         3,058,200
Janus Aspen Series Balanced Portfolio                     7,952                           197,052
Janus Aspen Series Worldwide Growth Portfolio           206,150                         6,983,269
MFS Emerging Growth Series                               86,378                         1,860,927
MFS Total Return Series                                  45,777                           837,594
Neuberger Berman AMT Partners Portfolio                     361                             5,796
OCC Equity Portfolio                                     10,145                           356,345
OCC Managed Portfolio                                     2,701                           101,930
OCC Small Capitalization Portfolio                       40,343                         1,049,938
Templeton International Fund -- Class 1                  73,431                         1,525,767
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
Total purchases and sales of shares of each mutual fund for the year ended December 31, 2001, amounted to:

---------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          PURCHASES                             SALES
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                   $   2,522,171                      $  1,407,938
Alger American MidCap Growth Portfolio                3,079,267                           898,940
Alger American Small Capitalization Portfolio         1,327,404                           967,539
CIGNA Variable Products Investment Grade Bond Fund    2,804,950                         2,291,923
CIGNA Variable Products Money Market Fund             8,059,596                         5,402,745
CIGNA Variable Products S&P 500 Index Fund            6,715,238                         8,161,515
Deutsche VIT EAFE(R) Equity Index Fund                    1,386                           199,717
Deutsche VIT Small Capitalization Index Fund              4,930                           159,222
Fidelity Equity-Income Portfolio                      1,334,810                           884,332
Fidelity High Income Portfolio                          821,430                           619,348
Fidelity Investment Grade Bond Portfolio                280,155                         1,606,436
Janus Aspen Series Balanced Portfolio                   121,904                           137,048
Janus Aspen Series Worldwide Growth Portfolio         2,910,590                         2,232,342
MFS Emerging Growth Series                              977,375                         1,392,447
MFS Total Return Series                                 880,267                           251,367
Neuberger Berman AMT Partners Portfolio                   1,991                             5,706
OCC Equity Portfolio                                    103,922                            83,779
OCC Managed Portfolio                                    31,003                           454,157
OCC Small Capitalization Portfolio                      350,166                           527,398
Templeton International Fund -- Class 1                 650,746                         1,640,962
---------------------------------------------------------------------------------------------------

CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for the years ended December 31, 2001, 2000 and 1999 were as follows:

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------
                                                                                            NET
                                                     UNITS         UNITS                 INCREASE
SUB-ACCOUNT                                         ISSUED        REDEEMED              (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                     184,411       (101,286)                83,125
Alger American MidCap Growth Portfolio              146,628       (114,516)                32,112
Alger American Small Capitalization Portfolio       118,422        (54,991)                63,431
CIGNA Variable Products Investment Grade Bond Fund  187,761       (202,108)               (14,347)
CIGNA Variable Products Money Market Fund           668,419       (466,937)               201,482
CIGNA Variable Products S&P 500 Index Fund          508,212       (597,015)               (88,803)
Duetsche VIT EAFE(R) Equity Index Fund                  188        (21,318)               (21,130)
Duetsche VIT Small Capitalization Index Fund            401        (14,035)               (13,634)
Fidelity Equity-Income Portfolio                     90,920        (63,152)                27,768
Fidelity High Income Portfolio                       81,428        (70,305)                11,123
Fidelity Investment Grade Bond Portfolio              2,535       (124,707)              (122,172)
Janus Aspen Series Balanced Portfolio                12,948        (14,339)                (1,391)
Janus Aspen Series Worldwide Growth Portfolio       235,753       (164,007)                71,746
MFS Emerging Growth Series                           67,525        (82,373)               (14,848)
MFS Total Return Series                              64,244        (19,866)                44,378
Neuberger Berman AMT Partners Portfolio                 166           (576)                  (410)
OCC Equity Portfolio                                  7,398         (5,768)                 1,630
OCC Managed Portfolio                                 2,060        (32,142)               (30,082)
OCC Small Capitalization Portfolio                   15,910        (34,823)               (18,913)
Templeton International Fund -- Class 1              26,130       (135,624)              (109,494)
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------
                                                                                           NET
                                                     UNITS         UNITS                INCREASE
SUB-ACCOUNT                                         ISSUED        REDEEMED             (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                     304,814        (129,424)              175,390
Alger American MidCap Growth Portfolio              263,458        (113,860)              149,598
Alger American Small Capitalization Portfolio       236,205        (104,568)              131,637
CIGNA Variable Products Investment Grade Bond Fund  517,409         (26,972)              490,437
CIGNA Variable Products Money Market Fund           469,214        (353,697)              115,517
CIGNA Variable Products S&P 500 Index Fund          980,271        (408,920)              571,351
Duetsche VIT EAFE(R) Equity Index Fund               34,935         (12,444)               22,491
Duetsche VIT Small Capitalization Index Fund         15,573          (1,466)               14,107
Fidelity Equity-Income Portfolio                     60,669         (37,581)               23,088
Fidelity High Income Portfolio                      158,470         (82,974)               75,496
Fidelity Investment Grade Bond Portfolio              5,919         (10,006)               (4,087)
Janus Aspen Series Balanced Portfolio                21,431            (258)               21,173
Janus Aspen Series Worldwide Growth Portfolio       321,698        (118,908)              202,790
MFS Emerging Growth Series                           71,911         (19,749)               52,162
MFS Total Return Series                              18,512         (18,099)                  413
Neuberger Berman AMT Partners Portfolio                 991              (7)                  984
OCC Equity Portfolio                                  8,735          (4,392)                4,343
OCC Managed Portfolio                                 8,416         (33,147)              (24,731)
OCC Small Capitalization Portfolio                    1,636          (2,695)               (1,059)
Templeton International Fund -- Class 1              61,106         (17,402)               43,704
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
                                                                                           NET
                                                     UNITS          UNITS               INCREASE
SUB-ACCOUNT                                         ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                      92,231         (23,045)               69,186
Alger American MidCap Growth Portfolio               51,938         (17,561)               34,377
Alger American Small Capitalization Portfolio        20,378          (8,212)               12,166
CIGNA Variable Products Investment Grade Bond Fund  169,835          (5,781)              164,054
CIGNA Variable Products Money Market Fund           431,586        (390,169)               41,417
CIGNA Variable Products S&P 500 Index Fund          658,048        (202,787)              455,261
Duetsche VIT EAFE(R) Equity Index Fund                1,207             (41)                1,166
Duetsche VIT Small Capitalization Index Fund            123             (14)                  109
Fidelity Equity-Income Portfolio                     65,575         (48,928)               16,647
Fidelity High Income Portfolio                       40,808         (68,319)              (27,511)
Fidelity Investment Grade Bond Portfolio             73,702        (214,920)             (141,218)
Janus Aspen Series Worldwide Growth Portfolio        71,976         (57,877)               14,099
MFS Emerging Growth Series                           47,637         (18,618)               29,019
MFS Total Return Series                              16,282          (4,259)               12,023
OCC Equity Portfolio                                 11,660          (3,543)                8,117
OCC Managed Portfolio                                19,300         (15,664)                3,636
OCC Small Capitalization Portfolio                   22,236         (37,630)              (15,394)
Templeton International Fund -- Class 1              71,059         (39,299)               31,760
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS
    For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and .15% thereafter. All contracts sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

    For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

    Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees for 2001, 2000 and 1999 which were deducted from initial premium payments before amounts are invested in the Account, amounted to $53,275, $72,225 and $73,325, respectively.

    For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities.
An additional 45% of premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in years two through ten. In the event that the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

    For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

    CG Life charges a monthly operations fee of $8 per month. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2001, 2000 or 1999.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the years ended December 31, 2001, 2000 and 1999 amounted to:

---------------------------------------------------------------------------------------------------
                PREMIUM LOADS, NET OF REFUNDS
SUB-ACCOUNT                                          2001             2000                  1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  $  154,471        $  89,810            $  39,543
Alger American MidCap Growth Portfolio               79,604           18,560               17,181
Alger American Small Capitalization Portfolio        81,840           60,111               44,544
CIGNA Variable Products Investment Grade Bond Fund  146,829          174,209               81,843
CIGNA Variable Products Money Market Fund           594,205        1,978,425            1,204,219
CIGNA Variable Products S&P 500 Index Fund          511,951          470,626              509,098
Duetsche VIT EAFE(R) Equity Index Fund                 (138)          13,087                  433
Duetsche VIT Small Capitalization Index Fund            495            6,673                  192
Fidelity Equity-Income Portfolio                     34,205           46,964               40,221
Fidelity High Income Portfolio                       39,980            6,906              (44,836)
Fidelity Investment Grade Bond Portfolio                863            2,862               16,857
Janus Aspen Series Balanced Portfolio                12,555            1,166                    -
Janus Aspen Series Worldwide Growth Portfolio       175,561          122,235               44,116
MFS Emerging Growth Series                           50,988           83,306               35,220
MFS Total Return Series                              22,308           19,887               18,258
Neuberger Berman AMT Partners Portfolio                 111              131                    -
OCC Equity Portfolio                                  7,870            8,219               11,808
OCC Managed Portfolio                                 2,008            8,316               12,370
OCC Small Capitalization Portfolio                    7,560            1,916                9,180
Templeton International Fund -- Class 1              26,548           55,379               29,577
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                 ADMINISTRATIVE FEES
SUB-ACCOUNT                                          2001            2000                 1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                    $  9,930        $  10,782             $  5,692
Alger American MidCap Growth Portfolio                7,435            5,012                2,178
Alger American Small Capitalization Portfolio         7,450            8,788                5,828
CIGNA Variable Products Investment Grade Bond Fund   11,684           10,326                3,684
CIGNA Variable Products Money Market Fund            52,884           92,088               13,772
CIGNA Variable Products S&P 500 Index Fund.          50,294           56,908               51,374
Duetsche VIT EAFE(R) Equity Index Fund                  294              441                   49
Duetsche VIT Small Capitalization Index Fund             41              151                   20
Fidelity Equity-Income Portfolio                     12,014           13,857               14,596
Fidelity High Income Portfolio                        3,250            2,940                2,380
Fidelity Investment Grade Bond Portfolio              2,761            4,046                8,955
Janus Aspen Series Balanced Portfolio                   585              157                    -
Janus Aspen Series Worldwide Growth Portfolio        14,128           14,919                8,447
MFS Emerging Growth Series                            6,005           11,493                8,278
MFS Total Return Series                               1,264            1,397                1,127
Neuberger Berman AMT Partners Portfolio                  12                6                    -
OCC Equity Portfolio                                  1,724            1,601                1,769
OCC Managed Portfolio                                   563            2,211                3,364
OCC Small Cap Portfolio                               1,131              937                1,103
Templeton International Fund -- Class 1               7,168            8,680                9,052
---------------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2001
-------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
             COSTS OF INSURANCE DEDUCTION
SUB-ACCOUNT                                          2001             2000                1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  $  113,517       $  166,472           $  108,908
Alger American MidCap Growth Portfolio               91,850           67,083               34,239
Alger American Small Capitalization Portfolio        57,454           65,176               42,735
CIGNA Variable Products Investment Grade Bond Fund  231,578          106,348               27,648
CIGNA Variable Products Money Market Fund           274,470          197,267              132,048
CIGNA Variable Products S&P 500 Index Fund          909,410          852,037              726,712
Duetsche VIT EAFE(R) Equity Index Fund                3,741            5,199                  408
Duetsche VIT Small Capitalization Index Fund            718            1,847                  123
Fidelity Equity-Income Portfolio                     91,938          138,769              127,840
Fidelity High Income Portfolio                       26,790           32,142               66,653
Fidelity Investment Grade Bond Portfolio             60,718           71,981              104,090
Janus Aspen Series Balanced Portfolio                 7,550            1,620                    -
Janus Aspen Series Worldwide Growth Portfolio       195,220          214,772              132,890
MFS Emerging Growth Series                           91,642          153,969               97,397
MFS Total Return Series                              36,454           31,139               23,528
Neuberger Berman AMT Partners Portfolio                 127               62                    -
OCC Equity Portfolio                                 36,693           33,069               30,416
OCC Managed Portfolio                                12,879           33,342               42,048
OCC Small Capitalization Portfolio                   20,806           16,992               24,005
Templeton International Fund -- Class 1              42,899           53,466               57,936
---------------------------------------------------------------------------------------------------

    For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

    Premium load refunds for the years ended December 31, 2001, 2000 and 1999, amounted to $852,966, $36,374 and $267,847, respectively.

    For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

    Partial surrender transaction charges paid to CG Life for the years ended December 31, 2001, 2000 and 1999 were $500, $50 and $0, respectively.

5.  DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

6.  DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7.  RELATED PARTY TRANSACTIONS
    During the year ended December 31, 2001, management fees were paid to TimesSquare Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Investment Grade Bond Fund.

8.  FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the year ended December 31, 2001, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the year ended December 31, 2001. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual fund are excluded.

*** These amounts represent the total return for the year ended December 31, 2001, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                         ALGER AMERICAN GROWTH PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               19.21                  $               11.22
                                   -----------------------                -----------------------

Income from investment
   operations:
Net Investment Income                               (0.12)                                 (0.04)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.31)                                 (1.35)
                                   -----------------------                -----------------------

Total from investment
 operations                         $               (2.43)                 $               (1.39)
                                   -----------------------                -----------------------

Net asset value, end of
 period                             $               16.78                  $                9.83
                                   =======================                =======================

TOTAL RETURN (***) :                               -12.65%                                -12.39%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 811                  $               3,040
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.25%                                  0.25%

=================================================================================================

                                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               20.53                  $               14.47
                                   -----------------------                -----------------------

Income from investment
   operations:
Net Investment Income                               (0.18)                                 (0.09)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (1.34)                                 (0.95)
                                   -----------------------                -----------------------
Total from investment
 operations                         $               (1.52)                 $               (1.04)
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               19.01                  $               13.43
                                   =======================                =======================

TOTAL RETURN (***) :                                -7.40%                                 -7.19%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 702                  $               2,546
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.00%                                  0.00%

                                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               14.71                  $               10.92
                                   -----------------------                -----------------------

Income from investment
 operations:
Net Investment Income                               (0.10)                                 (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (4.34)                                 (3.22)
                                   -----------------------                -----------------------
Total from investment
 operations                         $               (4.44)                 $               (3.27)
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               10.27                  $                7.65
                                   =======================                =======================

TOTAL RETURN (***) :                               -30.18%                                -29.95%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 346                  $               1,762
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.06%                                  0.06%

=================================================================================================

                           CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
                                            December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               10.67                  $               10.86
                                   -----------------------                -----------------------
Income from investment
   operations:
Net Investment Income                                1.09                                   1.14
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (0.23)                                 (0.24)
                                   -----------------------                -----------------------
Total from investment
 operations                         $                0.86                  $                0.90
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               11.53                  $               11.76
                                   =======================                =======================

TOTAL RETURN (***) :                                 8.06%                                  8.29%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               4,472                  $               2,966
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                              10.67%                                 10.67%

                                  CIGNA VARIABLE PRODUCTS MONEY MARKET FUND
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                  ------------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                11.85                  $               11.20
                                  ------------------------                -----------------------
Income from investment
   operations:
Net Investment Income                                0.32                                   0.34
Net realized and unrealized
 gain (loss) on investment
 transactions                                        0.00                                   0.00
                                  ------------------------                -----------------------
Total from investment
 operations                        $                 0.32                   $               0.34
                                  ------------------------                 ----------------------
Net asset value, end of
 period                            $                12.17                   $              11.54
                                  ========================                 ======================

TOTAL RETURN (***):                                  2.70%                                  3.04%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                9,098                   $                998
Ratio to average net assets:
 Expenses(**)                                        0.95%                                  0.65%
 Investment Income(*)                                3.57%                                  3.57%

=================================================================================================

                                   CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                  -------------------------                ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                 16.50                  $              12.04
                                  -------------------------                ----------------------
Income from investment
   operations:
Net Investment Income                                 0.03                                  0.06
Net realized and unrealized
 gain (loss) on investment
 transactions                                        (2.18)                                (1.60)
                                  -------------------------                ----------------------
Total from investment
 operations                        $                 (2.15)                 $              (1.54)
                                  -------------------------                ----------------------
Net asset value, end of
 period                            $                 14.35                  $              10.50
                                  =========================                ======================
TOTAL RETURN(***):                                  -13.03%                               -12.79%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                24,503                  $              6,028
Ratio to average net assets:
 Expenses (**)                                        0.95%                                 0.65%
 Investment Income(*)                                 1.17%                                 1.17%

                                       DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               10.64                  $                9.14
                                 -------------------------                -----------------------
Income from investment
  operations:
Net Investment Income                               (0.09)                                 (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.62)                                 (2.25)
                                 -------------------------               ------------------------
Total from investment
 operations                         $               (2.71)                 $               (2.30)
                                 -------------------------               ------------------------
Net asset value, end of
 period                             $                7.93                  $                6.84
                                 =========================               ========================

TOTAL RETURN (***) :                               -25.47%                                -25.16%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 -                    $                  17
Ratio to average net assets:
  Expenses (**)                                      0.95%                                  0.65%
  Investment Income(*)                               0.00%                                  0.00%

=================================================================================================

                                 DEUTSCHE VIT SMALL CAPITALIZATION INDEX FUND
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 -------------------------               ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $              12.01                   $               11.24
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.10)                                  (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       0.23                                    0.21
                                 ------------------------                ------------------------
Total from investment
 operations                         $               0.13                   $                0.16
                                 ------------------------                ------------------------
Net asset value, end of
 period                             $              12.14                   $               11.40
                                 ========================                ========================
TOTAL RETURN (***) :                                1.08%                                   1.42%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                -                     $                   7
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.09%                                   0.09%

                                       FIDELITY EQUITY-INCOME PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                    ----------------------                 ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               14.86                  $               11.60
                                    ----------------------                 ----------------------
Income from investment
  operations:
Net Investment Income                                0.09                                   0.10
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (0.96)                                 (0.75)
                                    ----------------------                 ----------------------
Total from investment
 operations                         $               (0.87)                 $               (0.65)
                                    ----------------------                 ----------------------
Net asset value, end of
 period                             $               13.99                  $               10.95
                                    ======================                 ======================

TOTAL RETURN (***) :                                -5.85%                                 -5.60%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               1,696                  $                 330
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               1.57%                                  1.57%

=================================================================================================

                                       FIDELITY HIGH INCOME PORTFOLIO
                                             December 31, 2001
                                            FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                    ----------------------                 ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $                8.99                  $                8.11
                                    ----------------------                 ----------------------

Income from investment
  operations:
Net Investment Income                                0.95                                   0.85
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.08)                                 (1.85)
                                    ----------------------                 ----------------------
Total from investment
 operations                         $               (1.13)                 $               (1.00)
                                    ----------------------                 ----------------------
Net asset value, end of
 period                             $                7.86                  $                7.11
                                    ======================                 ======================

TOTAL RETURN (***):                                -12.57%                                -12.33%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 113                  $               1,021
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                              11.78%                                 11.78%

                                     FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                               ---------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               12.63                  $               11.36
                                 -------------------------               ------------------------
Income from investment
  operations:
Net Investment Income                                0.74                                   0.68
Net realized and unrealized
 gain (loss) on investment
 transactions                                        0.20                                   0.20
                                 -------------------------               ------------------------
Total from investment
 operations                         $                0.94                  $                0.88
                                 -------------------------               ------------------------
Net asset value, end of
 period                             $               13.57                  $               12.24
                                 =========================               ========================

TOTAL RETURN (***) :                                 7.44%                                  7.75%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               3,274                  $                  -
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income(*)                                6.53%                                  6.53%

=================================================================================================

                                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                               ---------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                9.70                  $                 9.45
                                 ------------------------               ------------------------
Income from investment
  operations:
Net Investment Income                               0.17                                    0.19
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.71)                                  (0.69)
                                 ------------------------               ------------------------
Total from investment
 operations                        $               (0.54)                 $                (0.50)
                                 ------------------------               ------------------------
Net asset value, end of
 period                            $                9.16                  $                 8.95
                                 ========================               ========================

TOTAL RETURN (***) :                               -5.57%                                  -5.29%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                 107                  $                   73
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              2.72%                                   2.72%

                               JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                              December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998      Contracts sold after April 30,1998
                                           (RVUL 1)                               (RVUL 2)
                                 -----------------------                 ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $               19.79                  $                13.31
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.08)                                  (0.02)
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (4.51)                                  (3.03)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (4.59)                 $                (3.05)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                15.20                  $                10.26
                                 ========================                ========================

TOTAL RETURN (***) :                              -23.19%                                 -22.92%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                2,855                  $                3,028
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income(*)                               0.47%                                   0.47%

=================================================================================================

                                             MFS EMERGING GROWTH SERIES
                                                 December 31, 2001
                                                FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                21.62                   $               13.69
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.15)                                  (0.06)
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (7.23)                                  (4.59)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (7.38)                  $               (4.65)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                14.24                   $                9.04
                                 ========================                ========================

TOTAL RETURN (***) :                              -34.14%                                 -33.97%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  971                   $                 582
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.00%                                   0.00%

                                         MFS TOTAL RETURN SERIES
                                            December 31, 2001
                                          FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                15.01                  $                11.33
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.29                                    0.23
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.39)                                  (0.27)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.10)                 $                (0.04)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                14.91                  $                11.29
                                 ========================                ========================

TOTAL RETURN(***):                                 -0.67%                                  -0.35%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  636                  $                  216
Ratio to average net assets:
 Expenses(**)                                       0.95%                                   0.65%
 Investment Income(*)                               2.75%                                   2.75%

==================================================================================================

                                NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                         December 31, 2001
                                        FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                 9.86                  $                -
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.03)                                  -
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.34)                                  -
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.37)                 $                -
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                 9.49                  $                -
                                 ========================                ========================

TOTAL RETURN(***):                                 -3.75%                                  -

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                    5                  $                -
Ratio to average net assets:
 Expenses(**)                                       0.95%                                  -
 Investment Income(*)                               0.62%                                  -

                                             OCC EQUITY PORTFOLIO
                                               December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.55                  $                10.98
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.04)                                     -
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (1.11)                                  (0.84)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (1.15)                 $                (0.84)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                13.40                  $                10.14
                                 ========================                ========================

TOTAL RETURN (***) :                               -7.90%                                  -7.65%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  325                  $                   11
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.64%                                   0.64%

=================================================================================================

                                            OCC MANAGED PORTFOLIO
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.08                  $                11.74
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.08                                    0.09
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.90)                                  (0.74)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.82)                 $                (0.65)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                13.26                  $                11.09
                                 ========================                ========================

TOTAL RETURN (***) :                               -5.82%                                  -5.54%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  106                  $                    2
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              1.37%                                   1.37%

                                    OCC SMALL CAPITALIZATION PORTFOLIO
                                            December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                15.03                  $                14.40
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.02)                                   0.03
Net realized and unrealized
 gain (loss) on investment
 transactions                                       1.12                                    1.07
                                 ------------------------                ------------------------
Total from investment
 operations                       $                 1.10                  $                 1.10
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                16.13                  $                15.50
                                 ========================                ========================

TOTAL RETURN (***) :                                7.32%                                   7.64%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                1,228                  $                   74
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.83%                                   0.83%

=================================================================================================

                                 TEMPLETON INTERNATIONAL FUND - CLASS 1
                                          December 31, 2001
                                        FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.04                  $                11.46
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.23                                    0.22
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (2.55)                                  (2.09)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (2.32)                 $                (1.87)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                11.72                  $                 9.59
                                 ========================                ========================

TOTAL RETURN (***)  :                             -16.52%                                 -16.32%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  688                  $                  183
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income(*)                               2.71%                                   2.71%

APPENDIX 1

ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES,
AND DEATH BENEFITS
The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance, assuming in separate illustrations both our current charges and our guaranteed charges under the Policies (guaranteed charges only for Policies with the joint and survivorship benefit). The illustrations illustrate how accumulation values, surrender values, and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6%, or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the accumulation values, surrender values, and death benefits may be different. The illustrations also assume there are no Policy loans, no additional premium payments are made other than shown, no accumulation values are allocated to the Fixed Account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the accumulation value, surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks and for administrative expenses. The administrative expense charge is currently at an annual effective rate of 0.10% of the daily net asset value of the Variable Account during the first fifteen policy years, and is guaranteed not to exceed 0.30% per year. The current mortality and expense risk charges are equivalent to an annual effective rate of:

     o .55% of the daily net asset value of the Variable Account in policy years one through fifteen,

     o .15% of the daily net asset value of the Variable Account thereafter.


The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.90%. In addition, the net investment returns also reflect the deduction of fund investment advisory fees and other expenses. These advisory fees and other expenses will vary depending on which funding vehicle is chosen but are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.72% of the daily net asset value of the Variable Account, an arithmetic average of the funds' expenses.

Assuming current charges for administration and mortality expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of:

     o -1.37%, 4.63%, and 10.63% during the first fifteen policy years, and

     o constant annual rates of -0.87%, 5.13%, and 11.13% thereafter.

Assuming guaranteed charges for administration and mortality and expense risks, gross annual rates of 0%, 6%, and 12% correspond to net experience at constant annual rates of:

     o -1.92%, 4.08%, and 10.08% in all policy years.

The illustrations also reflect the fact that we make monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown for the single, 45 year-old insured are for Policies that are issued as guaranteed issue with a Death Benefit Option B, representing the typical situation. Medically underwritten Policies issued on a standard or substandard basis, or with a different Death Benefit Option, would result in different accumulation values and death benefits than those illustrated. The values shown for Policies with the joint and survivorship benefit are on a medically underwritten, standard basis because that is the typical situation for these Policies. If they were issued on a guaranteed issue or substandard basis, accumulation values and death benefits would be different.

The illustrations also reflect the fact that we deduct a premium charge from each premium payment. Current and guaranteed values reflect a deduction of:

     o 6.5% of each premium payment, plus

     o 45% of the first policy year's premium payments up to target premium, plus

     o 12% of the second through tenth policy years' premium payments up to target premium.

The surrender values shown in the illustrations reflect the fact that we:

     o refund a portion of the sales charge for any Policy surrendered in the first three policy years;

     o deduct an $8 monthly administrative charge at the beginning of each policy month; and

     o deduct an initial $175 policy issue charge.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, gender classification, smoking classification, risk classification, and premium payment requested.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Current Charges

                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.37%   Net 4.63%   Net 10.63%
 End of       at                  in years 1-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        4,935   500,000      500,000     500,000
     2       10,117   500,000      500,000     500,000
     3       15,558   500,000      500,000     500,000
     4       21,270   500,000      500,000     500,000
     5       27,269   500,000      500,000     500,000
     6       33,567   500,000      500,000     500,000
     7       40,181   500,000      500,000     500,000
     8       47,125   500,000      500,000     500,000
     9       54,416   500,000      500,000     500,000
    10       62,072   500,000      500,000     500,000
    15      106,490   500,000      500,000     500,000
    20      163,180   500,000      500,000     500,000
    25      235,533   500,000      500,000     500,000
    30      327,876   500,000      500,000     625,363


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
          Net -1.37%   Net 4.63%   Net 10.63%   Net -1.37%   Net 4.63%   Net 10.63%
 End of              in years 1-15                        in years 1-15
 Policy   Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1       1,630        1,745        1,861       3,999        4,114       4,229
     2       4,884        5,321        5,773       6,438        6,875       7,327
     3       7,954        8,920        9,955       9,224       10,190      11,225
     4      10,873       12,574       14,468      10,873       12,574      14,468
     5      13,660       16,304       19,367      13,660       16,304      19,367
     6      16,326       20,124       24,705      16,326       20,124      24,705
     7      18,878       24,044       30,537      18,878       24,044      30,537
     8      21,315       28,068       36,914      21,315       28,068      36,914
     9      23,625       32,187       43,885      23,625       32,187      43,885
    10      25,786       36,384       51,492      25,786       36,384      51,492
    15      35,945       60,742      104,612      35,945       60,742     104,612
    20      39,141       85,935      190,955      39,141       85,935     190,955
    25      34,164      111,412      337,327      34,164      111,412     337,327
    30      13,727      131,957      594,240      13,727      131,957     594,240

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current mortality and expense risk charges and administrative expense charges and (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Guaranteed Charges


                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%
 End of       at                  in years 1-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        4,935     500,000      500,000   500,000
     2       10,117     500,000      500,000   500,000
     3       15,558     500,000      500,000   500,000
     4       21,270     500,000      500,000   500,000
     5       27,269     500,000      500,000   500,000
     6       33,567     500,000      500,000   500,000
     7       40,181     500,000      500,000   500,000
     8       47,125     500,000      500,000   500,000
     9       54,416     500,000      500,000   500,000
    10       62,072     500,000      500,000   500,000
    15      106,490     500,000      500,000   500,000
    20      163,180           0      500,000   500,000
    25      235,533           0            0   500,000
    30      327,876           0            0   500,000


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%%
          Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%   Net 10.08
 End of              in years 1-15                        in years 1-15
 Policy   Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1         472          550         628        2,841        2,918       2,997
     2       2,589        2,880       3,183        4,143        4,434       4,737
     3       4,539        5,178       5,865        5,809        6,447       7,134
     4       6,307        7,420       8,665        6,307        7,420       8,665
     5       7,893        9,604      11,597        7,893        9,604      11,597
     6       9,286       11,713      14,659        9,286       11,713      14,659
     7      10,455       13,709      17,833       10,455       13,709      17,833
     8      11,380       15,565      21,106       11,380       15,565      21,106
     9      12,032       17,241      24,459       12,032       17,241      24,459
    10      12,376       18,690      27,863       12,376       18,690      27,863
    15      11,558       24,650      49,113       11,558       24,650      49,113
    20           0       17,690      69,619            0       17,690      69,619
    25           0            0      78,742            0            0      78,742
    30           0            0      50,485            0            0      50,485

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Current Charges


                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.37%   Net 4.63%   Net 10.63%
 End of       at                  in years 1-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        4,935   500,000      500,000     500,000
     2       10,117   500,000      500,000     500,000
     3       15,558   500,000      500,000     500,000
     4       21,270   500,000      500,000     500,000
     5       27,269   500,000      500,000     500,000
     6       33,567   500,000      500,000     500,000
     7       40,181   500,000      500,000     500,000
     8       47,125   500,000      500,000     500,000
     9       54,416   500,000      500,000     500,000
    10       62,072   500,000      500,000     500,000
    15      106,490   500,000      500,000     500,000
    20      163,180   500,000      500,000     500,000
    25      235,533   500,000      500,000     531,067
    30      327,876   500,000      500,000     819,554


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
          Net -1.37%   Net 4.63%   Net 10.63%   Net -1.37%   Net 4.63%   Net 10.63%
 End of              in years 1-15                        in years 1-15
 Policy   Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1       1,630        1,745        1,861       3,999        4,114       4,229
     2       4,884        5,321        5,773       6,438        6,875       7,327
     3       7,954        8,920        9,955       9,224       10,190      11,225
     4      10,873       12,574       14,468      10,873       12,574      14,468
     5      13,660       16,304       19,367      13,660       16,304      19,367
     6      16,326       20,124       24,705      16,326       20,124      24,705
     7      18,878       24,044       30,537      18,878       24,044      30,537
     8      21,315       28,068       36,914      21,315       28,068      36,914
     9      23,625       32,187       43,885      23,625       32,187      43,885
    10      25,786       36,384       51,492      25,786       36,384      51,492
    15      35,945       60,742      104,612      35,945       60,742     104,612
    20      39,141       85,935      190,955      39,141       85,935     190,955
    25      34,164      111,412      337,110      34,164      111,412     337,110
    30      13,727      131,957      577,075      13,727      131,957     577,075

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Nonsmoker Issue Age 45
                              $4,935 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Guaranteed Charges


                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%
 End of       at                  in years 1-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        4,935     500,000      500,000   500,000
     2       10,117     500,000      500,000   500,000
     3       15,558     500,000      500,000   500,000
     4       21,270     500,000      500,000   500,000
     5       27,269     500,000      500,000   500,000
     6       33,567     500,000      500,000   500,000
     7       40,181     500,000      500,000   500,000
     8       47,125     500,000      500,000   500,000
     9       54,416     500,000      500,000   500,000
    10       62,072     500,000      500,000   500,000
    15      106,490     500,000      500,000   500,000
    20      163,180     500,000      500,000   500,000
    25      235,533           0      500,000   500,000
    30      327,876           0            0   500,000


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
          Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%   Net 10.08%
 End of              in years 1-15                        in years 1-15
 Policy   Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1         472          550         628        2,841        2,918       2,997
     2       2,589        2,880       3,183        4,143        4,434       4,737
     3       4,539        5,178       5,865        5,809        6,447       7,134
     4       6,307        7,420       8,665        6,307        7,420       8,665
     5       7,893        9,604      11,597        7,893        9,604      11,597
     6       9,286       11,713      14,659        9,286       11,713      14,659
     7      10,455       13,709      17,833       10,455       13,709      17,833
     8      11,380       15,565      21,106       11,380       15,565      21,106
     9      12,032       17,241      24,459       12,032       17,241      24,459
    10      12,376       18,690      27,863       12,376       18,690      27,863
    15      11,558       24,650      49,113       11,558       24,650      49,113
    20           0       17,690      69,619            0       17,690      69,619
    25           0            0      78,742            0            0      78,742
    30           0            0      50,485            0            0      50,485

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Current Charges


                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.37%   Net 4.63%   Net 10.63%
 End of       at                  in years 1-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        5,254   500,000      500,000     500,000
     2       10,771   500,000      500,000     500,000
     3       16,563   500,000      500,000     500,000
     4       22,645   500,000      500,000     500,000
     5       29,032   500,000      500,000     500,000
     6       35,737   500,000      500,000     500,000
     7       42,778   500,000      500,000     500,000
     8       50,171   500,000      500,000     500,000
     9       57,934   500,000      500,000     500,000
    10       66,084   500,000      500,000     500,000
    15      113,374   500,000      500,000     500,000
    20      173,729   500,000      500,000     500,000
    25      250,758   500,000      500,000     500,000
    30      349,070   500,000      500,000     656,534


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
          Net -1.37%   Net 4.63%   Net 10.63%   Net -1.37%   Net 4.63%   Net 10.63%
 End of              in years 1-15                        in years 1-15
 Policy   Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1       1,730        1,853        1,975       4,252        4,374       4,497
     2       5,169        5,634        6,114       6,824        7,289       7,769
     3       8,405        9,429       10,527       9,757       10,781      11,880
     4      11,474       13,276       15,283      11,474       13,276      15,283
     5      14,396       17,195       20,439      14,396       17,195      20,439
     6      17,186       21,203       26,051      17,186       21,203      26,051
     7      19,851       25,311       32,177      19,851       25,311      32,177
     8      22,389       29,522       38,872      22,389       29,522      38,872
     9      24,789       33,827       46,186      24,789       33,827      46,186
    10      27,026       38,208       54,163      27,026       38,208      54,163
    15      37,388       63,501      109,795      37,388       63,501     109,795
    20      39,948       89,155      200,073      39,948       89,155     200,073
    25      33,191      114,318      353,619      33,191      114,318     353,619
    30       9,117      133,219      623,855       9,117      133,219     623,855

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Guideline Test -- Guaranteed Charges


                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%
 End of       at                  in years 1-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        5,254     500,000      500,000     500,000
     2       10,771     500,000      500,000     500,000
     3       16,563     500,000      500,000     500,000
     4       22,645     500,000      500,000     500,000
     5       29,032     500,000      500,000     500,000
     6       35,737     500,000      500,000     500,000
     7       42,778     500,000      500,000     500,000
     8       50,171     500,000      500,000     500,000
     9       57,934     500,000      500,000     500,000
    10       66,084     500,000      500,000     500,000
    15      113,374     500,000      500,000     500,000
    20      173,729           0            0     500,000
    25      250,758           0            0           0
    30      349,070           0            0           0


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
          Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%   Net 10.08%
 End of              in years 1-15                        in years 1-15
 Policy   Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1          85          155         225       2,607         2,676       2,747
     2       1,877        2,133       2,401       3,532         3,788       4,055
     3       3,462        4,015       4,614       4,813         5,367       5,965
     4       4,836        5,791       6,863       4,836         5,791       6,863
     5       5,977        7,428       9,126       5,977         7,428       9,126
     6       6,873        8,906      11,390       6,873         8,906      11,390
     7       7,494       10,183      13,620       7,494        10,183      13,620
     8       7,816       11,222      15,785       7,816        11,222      15,785
     9       7,798       11,967      17,836       7,798        11,967      17,836
    10       7,404       12,365      19,720       7,404        12,365      19,720
    15       2,101       11,241      29,445       2,101        11,241      29,445
    20           0            0      27,653           0             0      27,653
    25           0            0           0           0             0           0
    30           0            0           0           0             0           0

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Current Charges


                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.37%   Net 4.63%   Net 10.63%
 End of       at                  in years 1-15
 Policy   5% interest  Net -0.87%   Net 5.13%   Net 11.13%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        5,254   500,000      500,000     500,000
     2       10,771   500,000      500,000     500,000
     3       16,563   500,000      500,000     500,000
     4       22,645   500,000      500,000     500,000
     5       29,032   500,000      500,000     500,000
     6       35,737   500,000      500,000     500,000
     7       42,778   500,000      500,000     500,000
     8       50,171   500,000      500,000     500,000
     9       57,934   500,000      500,000     500,000
    10       66,084   500,000      500,000     500,000
    15      113,374   500,000      500,000     500,000
    20      173,729   500,000      500,000     500,000
    25      250,758   500,000      500,000     548,777
    30      349,070   500,000      500,000     849,601


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
          Net -1.37%   Net 4.63%   Net 10.63%   Net -1.37%   Net 4.63%   Net 10.63%
 End of              in years 1-15                        in years 1-15
 Policy   Net -0.87%   Net 5.13%   Net 11.13%  Net -0.87%   Net 5.13%   Net 11.13%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1       1,730        1,853        1,975       4,252        4,374       4,497
     2       5,169        5,634        6,114       6,824        7,289       7,769
     3       8,405        9,429       10,527       9,757       10,781      11,880
     4      11,474       13,276       15,283      11,474       13,276      15,283
     5      14,396       17,195       20,439      14,396       17,195      20,439
     6      17,186       21,203       26,051      17,186       21,203      26,051
     7      19,851       25,311       32,177      19,851       25,311      32,177
     8      22,389       29,522       38,872      22,389       29,522      38,872
     9      24,789       33,827       46,186      24,789       33,827      46,186
    10      27,026       38,208       54,163      27,026       38,208      54,163
    15      37,388       63,501      109,795      37,388       63,501     109,795
    20      39,948       89,155      200,073      39,948       89,155     200,073
    25      33,191      114,318      353,114      33,191      114,318     353,114
    30       9,117      133,219      602,853       9,117      133,219     602,853

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Current Cost of Insurance rates are assumed. Current mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of current administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy Unisex Unismoker* Issue Age 45
                              (*Blended Smoker/Nonsmoker Rates)
                              $5,254 Annual Premium
                              Face Amount $500,000
                              Death Benefit Option B
                              Cash Value Test -- Guaranteed Charges


                                  Death Benefit
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%
 End of       at                  in years 1-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1        5,254     500,000      500,000     500,000
     2       10,771     500,000      500,000     500,000
     3       16,563     500,000      500,000     500,000
     4       22,645     500,000      500,000     500,000
     5       29,032     500,000      500,000     500,000
     6       35,737     500,000      500,000     500,000
     7       42,778     500,000      500,000     500,000
     8       50,171     500,000      500,000     500,000
     9       57,934     500,000      500,000     500,000
    10       66,084     500,000      500,000     500,000
    15      113,374     500,000      500,000     500,000
    20      173,729           0            0     500,000
    25      250,758           0            0           0
    30      349,070           0            0           0


               Total Accumulation Value                  Surrender Value
              Annual Investment Return of          Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
          Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%   Net 10.08%
 End of               in years 1-15                        in years 1-15
 Policy   Net -1.92%   Net 4.08%   Net 10.08%  Net -1.92%   Net 4.08%   Net 10.08%
  Year        in years 16 and thereafter            in years 16 and thereafter
-------- ------------------------------------- ------------------------------------
     1          85          155         225       2,607         2,676       2,747
     2       1,877        2,133       2,401       3,532         3,788       4,055
     3       3,462        4,015       4,614       4,813         5,367       5,965
     4       4,836        5,791       6,863       4,836         5,791       6,863
     5       5,977        7,428       9,126       5,977         7,428       9,126
     6       6,873        8,906      11,390       6,873         8,906      11,390
     7       7,494       10,183      13,620       7,494        10,183      13,620
     8       7,816       11,222      15,785       7,816        11,222      15,785
     9       7,798       11,967      17,836       7,798        11,967      17,836
    10       7,404       12,365      19,720       7,404        12,365      19,720
    15       2,101       11,241      29,445       2,101        11,241      29,445
    20           0            0      27,653           0             0      27,653
    25           0            0           0           0             0           0
    30           0            0           0           0             0           0

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense charges and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy With Joint and Survivorship Rider
                              Sex-distinct Nonsmoker Issue Ages 55 (male), 52 (female)
                              $548,000 Annual Premium for Seven Years
                              Face Amount $20,000,0000
                              Death Benefit Option B
                              Guideline Test -- Guaranteed Charges


                           Death Benefit (in millions)
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%
 End of       at                  in years 1-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1       548,000       20      20          20
     2     1,123,400       20      20          20
     3     1,727,570       20      20          20
     4     2,361,949       20      20          20
     5     3,028,046       20      20          20
     6     3,727,448       20      20          20
     7     4,461,821       20      20          20
     8     4,684,912       20      20          20
     9     4,919,157       20      20          20
    10     5,165,115       20      20          20
    15     6,592,141       20      20          20
    20     8,413,428       20      20          20
    25    10,737,903       20      20          20
    30    13,704,588        0      20          20


               Total Accumulation Value                   Surrender Value
              Annual Investment Return of           Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%    Gross 12%
          Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%    Net 10.08%
 End of              in years 1-15                         in years 1-15
 Policy   Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%   Net 10.08%
  Year        in years 16 and thereafter             in years 16 and thereafter
-------- ------------------------------------- --------------------------------------
     1      360,587      382,670      404,753     520,738      542,821      564,904
     2      816,109      889,095      964,733     923,566      996,552    1,072,190
     3    1,260,876    1,414,128    1,579,065   1,350,768    1,504,021    1,668,957
     4    1,694,723    1,958,177    2,252,898   1,694,723    1,958,177    2,252,898
     5    2,117,444    2,521,638    2,991,907   2,117,444    2,521,638    2,991,907
     6    2,528,800    3,104,918    3,802,375   2,528,800    3,104,918    3,802,375
     7    2,928,543    3,708,465    4,691,301   2,928,543    3,708,465    4,691,301
     8    2,850,764    3,838,646    5,143,903   2,850,764    3,838,646    5,143,903
     9    2,768,517    3,968,637    5,637,442   2,768,517    3,968,637    5,637,442
    10    2,680,564    4,097,316    6,175,374   2,680,564    4,097,316    6,175,374
    15    2,086,873    4,656,992    9,675,894   2,086,873    4,656,992    9,675,894
    20      954,948    4,807,146   15,132,640     954,948    4,807,146   15,132,640
    25            0    3,697,314   24,142,642           0    3,697,314   24,142,642
    30            0            0   38,490,047           0            0   38,490,047

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                              Flexible Premium Variable Life Insurance Policy With Joint and Survivorship Rider
                              Sex-distinct Nonsmoker Issue Ages 55 (male), 52 (female)
                              $548,000 Annual Premium for Seven Years
                              Face Amount $20,000,0000
                              Death Benefit Option B
                              Cash Value Test -- Guaranteed Charges


                           Death Benefit (in millions)
                           Annual Investment Return of
           Premiums     Gross 0%     Gross 6%    Gross 12%
          Accumulated  Net -1.92%   Net 4.08%   Net 10.08%
 End of       at                  in years 1-15
 Policy   5% interest  Net -1.92%   Net 4.08%   Net 10.08%
  Year     Per Year        in years 16 and thereafter
-------- ------------ -------------------------------------
     1       548,000       20      20          20
     2     1,123,400       20      20          20
     3     1,727,570       20      20          20
     4     2,361,949       20      20          20
     5     3,028,046       20      20          20
     6     3,727,448       20      20          20
     7     4,461,821       20      20          20
     8     4,684,912       20      20          20
     9     4,919,157       20      20          20
    10     5,165,115       20      20          20
    15     6,592,141       20      20          20
    20     8,413,428       20      20          20
    25    10,737,903       20      20          20
    30    13,704,588        0      20          20


               Total Accumulation Value                   Surrender Value
              Annual Investment Return of           Annual Investment Return of
           Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%    Gross 12%
          Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%    Net 10.08%
 End of              in years 1-15                         in years 1-15
 Policy   Net -1.92%   Net 4.08%   Net 10.08%   Net -1.92%   Net 4.08%   Net 10.08%
  Year        in years 16 and thereafter             in years 16 and thereafter
-------- ------------------------------------- --------------------------------------
     1      360,587      382,670      404,753     520,738      542,821      564,904
     2      816,109      889,095      964,733     923,566      996,552    1,072,190
     3    1,260,876    1,414,128    1,579,065   1,350,768    1,504,021    1,668,957
     4    1,694,723    1,958,177    2,252,898   1,694,723    1,958,177    2,252,898
     5    2,117,444    2,521,638    2,991,907   2,117,444    2,521,638    2,991,907
     6    2,528,800    3,104,918    3,802,375   2,528,800    3,104,918    3,802,375
     7    2,928,543    3,708,465    4,691,301   2,928,543    3,708,465    4,691,301
     8    2,850,764    3,838,646    5,143,903   2,850,764    3,838,646    5,143,903
     9    2,768,517    3,968,637    5,637,442   2,768,517    3,968,637    5,637,442
    10    2,680,564    4,097,316    6,175,374   2,680,564    4,097,316    6,175,374
    15    2,086,873    4,656,992    9,675,894   2,086,873    4,656,992    9,675,894
    20      954,948    4,807,146   14,997,619     954,948    4,807,146   14,997,619
    25            0    3,697,314   22,638,084           0    3,697,314   22,638,084
    30            0            0   33,091,457           0            0   33,091,457

                              If premiums are paid more frequently than annually, the death benefits, accumulation values and surrender values would be less than those illustrated.

                              Assumes no policy loans or partial surrenders have been made. Guaranteed Cost of Insurance rates are assumed. Guaranteed mortality and expense risk charges, administrative fees and premium charges are assumed.

                              These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including your allocations and the funds' rates of return. Accumulation values and surrender values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                              The "Net" percentages in these illustrations reflect (1) the deduction of guaranteed administrative expense and mortality and expense risk charges (2) assumed fund total expenses of 0.71% per year. See "Expense Data" at pages 8-9 of this prospectus.

                         FEES AND CHARGES REPRESENTATION

The Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 11 to this registration statement comprises the following papers and documents:

    The facing sheet:
    A cross-reference sheet (reconciliation and tie);
    Two prospectuses, each consisting of 117 pages;
    The fees and Charges Representation;
    The undertaking to file reports;
    The signatures and Power of Attorney;
    Opinion and consent of Mark A. Parsons, Esq.;
    Opinion and consent of Gregory N. Malone, FSA, MAAA
    Consent of PricewaterhouseCoopers LLP, Independent Accountants.
    Exhibit 1. Principal Underwriting Agreement between Connecticut General
               Life Insurance Company and CIGNA Financial Services, Inc. dated as of December 1, 1997.(5)
    Exhibit 2. Fund Participation Agreements
                    Agreements between Connecticut General Life Insurance Company and
                    (a) Alger American Fund(1)
                    (b) Fidelity Variable Products Fund(2)
                    (c) Fidelity Variable Products FundII(2)
                    (d) MFS Variable Insurance Trust(2)
                    (e) OCC Accumulation Trust(2)
                    (f) Templeton Variable Product Series Fund(2)
                    (g) CIGNA Variable Products Group(3)
                    (h) Janus Aspen Series Trust(4)
                    (i) BT Insurance Funds Trust(6)
                    (j) Neuberger Berman Advisers Management Trust(8)
                    (k) Amendment to Templeton Variable Product Series Fund
                        Participation Agreement (Exhibit 2(f)).(8)
    Exhibit 3.   Form LN621 - Flexible Premium Variable Life Insurance Policy(4)
    Exhibit 3.1. Form LR485 - Joint and Survivorship Benefit Rider(7)
    Exhibit 4. Certificate of Amendment of Certificate of Incorporation of Connecticut General Life Insurance Company, as filed March 23, 1999.(7)
    Exhibit 5. Certificate of By-laws of Connecticut General Life Insurance Company as amended July 30, 1998.(7)

                 (1) - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-84426) filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

                 (2) - Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-89238 filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

                 (3) - Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement filed on April 22, 1997.

                 (4) - Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement filed on October 31, 1997.

                 (5) - Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement filed on December 29, 1997.

                 (6) - Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement filed on April 22, 1998.

                 (7) - Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement filed on April 20, 1999.

                 (8) - Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement filed on April 28, 2000.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form S-6 (File No. 333-01741) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut on the 24th day of April, 2002.

Registrant certifies that this Post-Effective Amendment No. 11 meets all requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933.

         CG Corporate Insurance Variable Life Separate Account 02 (Registrant)

                  By______________________________
                     Douglas G. Russell
                     Senior Vice President
                     Connecticut General Life Insurance Company

         Connecticut General Life Insurance Company (Depositor)

                  By______________________________
                     Douglas G. Russell
                     Senior Vice President

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-01741) has been signed below on April 24, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                  Signature                                                     Title
                  ---------                                                     -----
                                            *                          President and Director
---------------------------------------------                          (Principal Executive Officer)
         William M. Pastore

                                            *                          Assistant Vice President
---------------------------------------------                          (Principal Financial Officer)
         James Yablecki

                                            *                          Vice President
---------------------------------------------                          (Principal Accounting Officer)
         Michael J. Stephan

                                            *                          Director
---------------------------------------------
         Harold W. Albert

                                            *                          Director
---------------------------------------------
         John Cannon III

                                            *                          Director
---------------------------------------------
         Carol M. Olson

                                            *                          Director
---------------------------------------------
         Marc L. Preminger

                                            *                          Director
---------------------------------------------
         Richard H. Forde

                                            *                          Director
---------------------------------------------
         Heyward R. Donigan

                                            *                          Director
---------------------------------------------
         David M. Porcello

                                            *                          Director
---------------------------------------------
         Patricia L. Rowland

                                            *                          Director
---------------------------------------------
         W. Allen Schaffer, M.D.

                                            *                          Director
---------------------------------------------
         Jean H. Walker

                                            *                          Director
---------------------------------------------
         Farhan Sharaff


*By
--------------------------------------------
              Douglas G. Russell                                       Senior Vice President
               Attorney-in-Fact
          (A Majority of the Directors)